================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                    FORM N-Q

                               -----------------

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               -----------------

                        THE DFA INVESTMENT TRUST COMPANY
               (Exact name of registrant as specified in charter)

                               -----------------

               6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2013

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                                 July 31, 2013
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series..........................................   2
   The DFA International Value Series.......................................   9
   The Japanese Small Company Series........................................  22
   The Asia Pacific Small Company Series....................................  51
   The United Kingdom Small Company Series..................................  71
   The Continental Small Company Series.....................................  80
   The Canadian Small Company Series........................................ 107
   The Emerging Markets Series.............................................. 117
   The Emerging Markets Small Cap Series.................................... 140
   The Tax-Managed U.S. Marketwide Value Series............................. 203
   The DFA Short Term Investment Fund....................................... 229

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................. 235
   Security Valuation....................................................... 235
   Financial Instruments.................................................... 236
   Federal Tax Cost......................................................... 236
   Recently Issued Accounting Standards..................................... 237
   Other.................................................................... 237
   Subsequent Event Evaluations............................................. 238

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
-----------------------

Investment Abbreviations

   ADR         American Depositary Receipt
   AG          Aktiengesellschaft (German & Swiss Stock Corporation)
   FNMA        Federal National Mortgage Association
   GDR         Global Depositary Receipt
   LLC         Limited Liability Company
   P.L.C.      Public Limited Company

Investment Footnotes

   +           See Security Valuation Note within the Notes to Schedules of
               Investments.
   ++          Securities have generally been fair valued. See Security
               Valuation Note within the Notes to Schedules of Investments.
   *           Non-Income Producing Securities.
   #           Total or Partial Securities on Loan.
   @           Security purchased with cash proceeds from Securities on Loan.
   ^^          See Federal Tax Cost Note within the Notes to Schedules of
               Investments.
   (degrees)   Security is being fair valued as of July 31, 2013.
   --          Amounts designated as -- are either zero or rounded to zero.
   (S)         Affiliated Fund.
   ++          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
               Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2013 was $7,371,513,237 which represented 44.5% of the total investments of the Fund.
   (r)         The adjustable/variable rate show is effective as of July 31,
               2013.
   (y)         The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                         SHARES       VALUE+
                                                       ---------- --------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (12.2%)
  #Autoliv, Inc.......................................     39,769 $    3,251,911
   Best Buy Co., Inc..................................     18,980        571,108
   Carnival Corp......................................  2,385,423     88,332,214
   CBS Corp. Class A..................................      7,236        386,041
   Comcast Corp. Class A.............................. 10,008,890    451,200,761
   Comcast Corp. Special Class A......................  3,843,964    165,713,288
   Dillard's, Inc. Class A............................    112,692      9,514,586
  #DR Horton, Inc.....................................    379,593      7,629,819
  # GameStop Corp. Class A............................    598,147     29,345,092
   Gannett Co., Inc...................................    206,600      5,322,016
 #*General Motors Co..................................  2,958,409    106,118,131
 #*Hyatt Hotels Corp. Class A.........................     26,622      1,204,645
 #*JC Penney Co., Inc.................................  1,068,585     15,601,341
   Johnson Controls, Inc..............................    168,677      6,782,502
  #Kohl's Corp........................................    187,232      9,919,551
   Lear Corp..........................................     57,952      4,014,335
  #Lennar Corp. Class A...............................    203,031      6,876,660
   Lennar Corp. Class B...............................      4,312        117,502
  *Liberty Interactive Corp. Class A..................  2,586,058     63,254,979
  *Liberty Ventures Series A..........................    122,067     10,951,851
  *Madison Square Garden Co. (The) Class A............      5,030        296,619
 #*MGM Resorts International..........................  2,389,018     38,964,884
  *Mohawk Industries, Inc.............................    365,371     43,475,495
  *News Corp. Class A.................................    155,956      2,484,379
  *News Corp. Class B.................................     31,823        512,032
 #*Penn National Gaming, Inc..........................    286,620     14,328,134
   Royal Caribbean Cruises, Ltd.......................  1,043,290     39,738,916
 #*Sears Holdings Corp................................    530,407     24,292,641
   Service Corp. International/US.....................    219,283      4,159,799
  #Staples, Inc.......................................  1,418,648     24,145,389
   Time Warner Cable, Inc.............................  1,921,256    219,157,672
   Time Warner, Inc...................................  4,954,188    308,447,745
 #*Toll Brothers, Inc.................................    329,804     10,840,657
  *TRW Automotive Holdings Corp.......................     16,585      1,215,846
   Twenty-First Century Fox, Inc. Class A.............    623,826     18,639,921
   Twenty-First Century Fox, Inc. Class B.............    127,292      3,817,487
  #Washington Post Co. (The) Class B..................     32,261     17,335,771
   Whirlpool Corp.....................................     12,000      1,607,280
   Wyndham Worldwide Corp.............................        200         12,460
                                                                  --------------
Total Consumer Discretionary..........................             1,759,581,460
                                                                  --------------
Consumer Staples -- (7.3%)
   Archer-Daniels-Midland Co..........................  3,155,848    115,093,776
   Beam, Inc..........................................     69,924      4,544,361
   Bunge, Ltd.........................................    553,069     42,038,775
  *Constellation Brands, Inc. Class A.................    933,566     48,629,453
  *Constellation Brands, Inc. Class B.................        153          8,048
   CVS Caremark Corp..................................  6,399,483    393,504,209
  #JM Smucker Co. (The)...............................    539,640     60,720,293
  #Molson Coors Brewing Co. Class B...................    763,563     38,223,964
   Mondelez International, Inc. Class A...............  8,338,636    260,749,148

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                         SHARES       VALUE+
                                                        --------- --------------
Consumer Staples -- (Continued)
  #Safeway, Inc........................................ 1,082,518 $   27,918,139
 #*Smithfield Foods, Inc...............................   756,389     25,112,115
   Tyson Foods, Inc. Class A........................... 1,426,374     39,396,450
                                                                  --------------
Total Consumer Staples.................................            1,055,938,731
                                                                  --------------
Energy -- (18.8%)
   Anadarko Petroleum Corp............................. 2,484,468    219,925,107
   Apache Corp......................................... 1,292,850    103,751,212
 #*Atwood Oceanics, Inc................................     4,143        233,417
   Baker Hughes, Inc................................... 1,468,993     69,674,338
  #Chesapeake Energy Corp.............................. 3,251,150     75,751,795
   Chevron Corp........................................ 4,023,915    506,570,659
   Cimarex Energy Co...................................    44,015      3,364,066
   ConocoPhillips...................................... 6,077,526    394,188,336
  *Denbury Resources, Inc.............................. 1,418,579     24,825,133
   Devon Energy Corp................................... 1,356,192     74,604,122
  #Helmerich & Payne, Inc..............................   515,834     32,600,709
   Hess Corp........................................... 1,567,373    116,706,594
   HollyFrontier Corp..................................   271,670     12,374,569
   Marathon Oil Corp................................... 3,447,108    125,336,847
   Marathon Petroleum Corp............................. 1,791,952    131,403,840
  #Murphy Oil Corp.....................................   728,510     49,334,697
   Nabors Industries, Ltd.............................. 1,355,841     20,866,393
   National Oilwell Varco, Inc......................... 1,661,481    116,586,122
  *Newfield Exploration Co.............................    13,842        340,513
   Noble Corp..........................................   575,705     21,991,931
   Occidental Petroleum Corp........................... 1,357,073    120,847,351
   Patterson-UTI Energy, Inc...........................   732,485     14,481,228
  #Peabody Energy Corp.................................    99,715      1,651,280
   Phillips 66......................................... 2,926,797    179,998,015
   Pioneer Natural Resources Co........................   103,767     16,058,981
   QEP Resources, Inc..................................   436,302     13,302,848
  *Rowan Cos. P.L.C. Class A...........................   595,894     20,468,959
  *Superior Energy Services, Inc.......................    56,288      1,442,099
   Tesoro Corp.........................................   605,336     34,413,352
  #Tidewater, Inc......................................   227,025     13,392,205
   Transocean, Ltd..................................... 1,280,391     60,383,240
   Valero Energy Corp.................................. 2,806,975    100,405,496
 #*Weatherford International, Ltd...................... 1,184,215     16,531,641
  *Whiting Petroleum Corp..............................   151,243      7,784,477
                                                                  --------------
Total Energy...........................................            2,701,591,572
                                                                  --------------
Financials -- (25.0%)
  *Alleghany Corp......................................       666        268,984
   Allied World Assurance Co. Holdings AG..............   188,355     17,827,801
   Allstate Corp. (The)................................   374,736     19,104,041
  *American Capital, Ltd...............................   802,500     10,962,150
   American Financial Group, Inc.......................   491,543     25,407,858
  *American International Group, Inc................... 7,237,883    329,396,055
   American National Insurance Co......................    70,315      7,910,437
   Assurant, Inc.......................................   396,269     21,461,929
   Assured Guaranty, Ltd...............................    29,746        643,703

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                         SHARES       VALUE+
                                                       ---------- --------------
Financials -- (Continued)
   Axis Capital Holdings, Ltd.........................    613,817 $   26,737,868
   Bank of America Corp............................... 38,925,898    568,318,111
   Bank of New York Mellon Corp. (The)................  3,633,937    114,287,319
   Capital One Financial Corp.........................  1,565,964    108,082,835
   Citigroup, Inc..................................... 10,372,454    540,819,752
  #CME Group, Inc.....................................  1,599,345    118,319,543
   CNA Financial Corp.................................    606,106     21,522,824
  *E*TRADE Financial Corp.............................     76,389      1,138,196
   Everest Re Group, Ltd..............................    189,760     25,338,653
   First Niagara Financial Group, Inc.................     53,740        574,481
  *Genworth Financial, Inc. Class A...................  2,390,330     31,050,387
   Goldman Sachs Group, Inc. (The)....................    625,080    102,531,872
  #Hartford Financial Services Group, Inc.............  2,129,813     65,726,029
   Hudson City Bancorp, Inc...........................     71,664        685,108
   JPMorgan Chase & Co................................  4,114,966    229,327,055
   KeyCorp............................................  3,863,464     47,481,973
  #Legg Mason, Inc....................................    659,937     22,695,233
   Leucadia National Corp.............................     83,263      2,233,946
  #Lincoln National Corp..............................  1,442,787     60,120,934
   Loews Corp.........................................  2,050,343     93,393,124
  *Markel Corp........................................        240        127,200
   MetLife, Inc.......................................  4,759,859    230,472,373
   Morgan Stanley.....................................  6,759,966    183,938,675
   NASDAQ OMX Group, Inc. (The).......................    815,514     26,422,654
   NYSE Euronext......................................     44,674      1,883,456
   Old Republic International Corp....................  1,267,693     18,318,164
  #PartnerRe, Ltd.....................................    193,939     17,365,298
  #People's United Financial, Inc.....................    138,880      2,083,200
  #Principal Financial Group, Inc.....................    472,548     20,489,681
   Prudential Financial, Inc..........................  2,327,738    183,821,470
   Regions Financial Corp.............................  5,736,388     57,421,244
   Reinsurance Group of America, Inc..................    363,743     24,767,261
   SunTrust Banks, Inc................................  2,564,707     89,226,157
   Unum Group.........................................  1,374,339     43,484,086
  #Validus Holdings, Ltd..............................    162,943      5,773,070
   XL Group P.L.C.....................................  1,435,288     44,996,279
  #Zions BanCorp......................................    777,171     23,035,348
                                                                  --------------
Total Financials......................................             3,586,993,817
                                                                  --------------
Health Care -- (8.0%)
   Aetna, Inc.........................................  1,954,348    125,410,511
  *Bio-Rad Laboratories, Inc. Class A.................      1,222        149,072
 #*Boston Scientific Corp.............................  6,689,559     73,049,984
  *CareFusion Corp....................................    917,825     35,400,510
   Cigna Corp.........................................    360,321     28,043,783
   Community Health Systems, Inc......................     12,853        592,009
  *Express Scripts Holding Co.........................  1,006,098     65,949,724
  *Forest Laboratories, Inc...........................    437,448     19,055,235
  *Hologic, Inc.......................................  1,229,548     27,910,740
 #*Hospira, Inc.......................................     21,355        869,149
   Humana, Inc........................................    698,778     63,770,480
  *Life Technologies Corp.............................    112,073      8,360,646
  #Omnicare, Inc......................................    574,710     30,338,941

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                         SHARES       VALUE+
                                                       ---------- --------------
Health Care -- (Continued)
   PerkinElmer, Inc...................................    288,919 $    9,849,249
   Pfizer, Inc........................................  7,354,213    214,963,646
  #Teleflex, Inc......................................     91,713      7,284,764
   Thermo Fisher Scientific, Inc......................  1,932,026    176,026,889
   UnitedHealth Group, Inc............................    741,485     54,017,182
  #WellPoint, Inc.....................................  1,824,634    156,115,685
   Zoetis, Inc........................................  1,744,723     52,010,192
                                                                  --------------
Total Health Care.....................................             1,149,168,391
                                                                  --------------
Industrials -- (11.9%)
  #ADT Corp. (The)....................................    686,732     27,524,219
  *AECOM Technology Corp..............................      9,284        314,728
   AGCO Corp..........................................    253,578     14,263,762
   CNH Global NV......................................      6,633        311,685
   CSX Corp...........................................  5,517,066    136,878,407
   Eaton Corp. P.L.C..................................  1,456,642    100,435,466
 #*Engility Holdings, Inc.............................     53,762      1,752,104
   FedEx Corp.........................................    569,059     60,320,254
   Fortune Brands Home & Security, Inc................    639,935     26,435,715
   General Electric Co................................ 19,480,526    474,740,419
 #*Hertz Global Holdings, Inc.........................  1,017,021     26,045,908
 #*Jacobs Engineering Group, Inc......................    103,271      6,113,643
   KBR, Inc...........................................     40,646      1,271,407
   Kennametal, Inc....................................     20,362        882,489
   L-3 Communications Holdings, Inc...................    407,736     37,980,608
   Manpowergroup, Inc.................................     17,135      1,145,817
   Norfolk Southern Corp..............................  1,681,939    123,050,657
   Northrop Grumman Corp..............................  1,364,645    125,629,219
  *Owens Corning......................................    579,048     22,866,606
   Pentair, Ltd.......................................    496,227     30,309,545
 #*Quanta Services, Inc...............................    554,686     14,871,132
   Regal-Beloit Corp..................................      6,550        423,654
  #Republic Services, Inc.............................  1,137,001     38,555,704
   Southwest Airlines Co..............................  3,905,821     54,017,504
   SPX Corp...........................................     22,870      1,747,497
   Stanley Black & Decker, Inc........................    552,677     46,767,528
  #Trinity Industries, Inc............................     16,136        635,274
   Triumph Group, Inc.................................     82,311      6,458,121
   Union Pacific Corp.................................  1,891,022    299,897,179
 #*United Rentals, Inc................................     73,167      4,193,932
   URS Corp...........................................    378,541     17,602,156
 #*WESCO International, Inc...........................      7,079        536,447
                                                                  --------------
Total Industrials.....................................             1,703,978,786
                                                                  --------------
Information Technology -- (5.8%)
   Activision Blizzard, Inc...........................  2,620,144     47,110,189
   AOL, Inc...........................................     60,911      2,243,961
  *Arrow Electronics, Inc.............................    568,882     25,969,463
  *Avnet, Inc.........................................    711,662     26,808,308
   Computer Sciences Corp.............................    783,742     37,353,144
   Corning, Inc.......................................  4,807,349     73,023,631
   Fidelity National Information Services, Inc........  1,328,465     57,336,549

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                         ---------- ------------
Information Technology -- (Continued)
 #*First Solar, Inc.....................................     23,146 $  1,139,709
   Hewlett-Packard Co...................................  8,874,116  227,887,299
  *Ingram Micro, Inc. Class A...........................    741,670   16,932,326
   Jabil Circuit, Inc...................................     21,310      489,917
  *Juniper Networks, Inc................................    547,475   11,863,783
  *Lam Research Corp....................................    152,965    7,528,937
   Marvell Technology Group, Ltd........................    150,218    1,948,328
  *Micron Technology, Inc...............................  3,654,213   48,418,322
  #Molex, Inc...........................................     12,162      362,793
   Molex, Inc. Class A..................................      1,663       41,708
  #NVIDIA Corp..........................................    427,944    6,175,232
  #SAIC, Inc............................................    146,538    2,240,566
  *SanDisk Corp.........................................    189,199   10,428,649
   Western Digital Corp.................................    902,209   58,084,215
   Xerox Corp...........................................  5,490,094   53,253,912
  *Yahoo!, Inc..........................................  4,116,468  115,631,586
                                                                    ------------
Total Information Technology............................             832,272,527
                                                                    ------------
Materials -- (3.0%)
  #Alcoa, Inc...........................................  5,212,834   41,442,030
   Ashland, Inc.........................................    376,837   32,724,525
   Cytec Industries, Inc................................     69,176    5,388,810
   Domtar Corp..........................................        736       51,159
   Freeport-McMoRan Copper & Gold, Inc..................  2,353,614   66,560,204
   International Paper Co...............................  2,212,961  106,908,146
   MeadWestvaco Corp....................................    848,260   31,343,207
   Mosaic Co. (The).....................................    407,332   16,737,272
   Newmont Mining Corp..................................    381,443   11,443,290
  #Nucor Corp...........................................    698,895   32,694,308
   Reliance Steel & Aluminum Co.........................    363,907   25,546,271
   Rock Tenn Co. Class A................................     95,019   10,865,423
   Sealed Air Corp......................................    290,374    7,909,788
   Steel Dynamics, Inc..................................    893,527   13,903,280
  #Vulcan Materials Co..................................    576,439   27,196,392
   Westlake Chemical Corp...............................      1,021      106,205
                                                                    ------------
Total Materials.........................................             430,820,310
                                                                    ------------
Telecommunication Services -- (4.6%)
   AT&T, Inc............................................ 14,480,089  510,712,739
  #CenturyLink, Inc.....................................  2,353,137   84,359,961
  #Frontier Communications Corp.........................  1,836,528    8,007,262
  *Sprint Corp..........................................  3,654,260   21,779,390
  #T-Mobile US, Inc.....................................    726,568   17,517,554
   Telephone & Data Systems, Inc........................    216,662    5,743,710
  #United States Cellular Corp..........................    261,250   10,374,238
  #Windstream Corp......................................     46,951      392,041
                                                                    ------------
Total Telecommunication Services........................             658,886,895
                                                                    ------------
Utilities -- (0.3%)
   NRG Energy, Inc......................................  1,633,752   43,817,228

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- ---------------
Utilities -- (Continued)
   UGI Corp..........................................     22,730 $       954,433
                                                                 ---------------
Total Utilities......................................                 44,771,661
                                                                 ---------------
TOTAL COMMON STOCKS..................................             13,924,004,150
                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves........ 38,574,882      38,574,882
                                                                 ---------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (2.8%)
 (S)@ DFA Short Term Investment Fund................. 35,107,573     406,194,625
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,444,015,477)^^                                        $14,368,773,657
                                                                 ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,759,581,460           --   --    $ 1,759,581,460
   Consumer Staples...........   1,055,938,731           --   --      1,055,938,731
   Energy.....................   2,701,591,572           --   --      2,701,591,572
   Financials.................   3,586,993,817           --   --      3,586,993,817
   Health Care................   1,149,168,391           --   --      1,149,168,391
   Industrials................   1,703,978,786           --   --      1,703,978,786
   Information Technology.....     832,272,527           --   --        832,272,527
   Materials..................     430,820,310           --   --        430,820,310
   Telecommunication Services.     658,886,895           --   --        658,886,895
   Utilities..................      44,771,661           --   --         44,771,661
Temporary Cash Investments....      38,574,882           --   --         38,574,882
Securities Lending Collateral.              -- $406,194,625   --        406,194,625
                               --------------- ------------   --    ---------------
TOTAL......................... $13,962,579,032 $406,194,625   --    $14,368,773,657
                               =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (92.5%)
AUSTRALIA -- (4.4%)
  *Alumina, Ltd......................................... 4,215,679 $  3,669,252
 #*Alumina, Ltd. Sponsored ADR..........................   172,484      600,244
  #Amcor, Ltd. Sponsored ADR............................     8,341      318,376
   Asciano, Ltd......................................... 2,056,723    9,383,157
  #Bank of Queensland, Ltd..............................   623,979    5,334,747
  #Bendigo and Adelaide Bank, Ltd.......................   903,546    8,667,947
  *BlueScope Steel, Ltd.................................   551,166    2,658,782
   Boral, Ltd........................................... 1,631,091    6,212,173
   Caltex Australia, Ltd................................    18,966      318,828
   Downer EDI, Ltd......................................   328,846    1,113,643
   Echo Entertainment Group, Ltd........................ 1,832,302    4,319,804
   GrainCorp, Ltd. Class A..............................   464,846    5,165,601
  #Harvey Norman Holdings, Ltd..........................   991,617    2,368,621
   Incitec Pivot, Ltd................................... 4,149,937    9,806,713
   Lend Lease Group.....................................   869,454    6,848,312
   Macquarie Group, Ltd.................................   735,198   28,976,978
   National Australia Bank, Ltd.........................   767,550   21,537,358
   New Hope Corp., Ltd..................................    58,484      197,730
   Newcrest Mining, Ltd.................................   868,938    9,571,243
   Origin Energy, Ltd................................... 2,593,672   27,834,856
  #OZ Minerals, Ltd.....................................   498,564    1,825,688
  #Primary Health Care, Ltd.............................   537,350    2,454,795
 #*Qantas Airways, Ltd.................................. 2,850,317    3,226,950
   QBE Insurance Group, Ltd.............................   298,674    4,411,087
   Rio Tinto, Ltd.......................................   120,548    6,234,292
   Santos, Ltd.......................................... 2,262,235   27,758,874
  #Seven Group Holdings, Ltd............................   361,999    2,256,851
   Seven West Media, Ltd................................    46,084       88,551
  #Sims Metal Management, Ltd...........................   209,772    1,688,257
  #Sims Metal Management, Ltd. Sponsored ADR............   124,013      987,143
   Suncorp Group, Ltd................................... 3,736,013   42,978,484
   Tabcorp Holdings, Ltd................................ 1,777,555    5,221,172
   Tatts Group, Ltd..................................... 3,356,237    9,620,832
  #Toll Holdings, Ltd................................... 1,421,002    6,801,931
   Treasury Wine Estates, Ltd........................... 1,191,922    5,107,325
   Washington H Soul Pattinson & Co., Ltd...............    87,756    1,064,626
   Wesfarmers, Ltd...................................... 2,657,382   96,854,740
                                                                   ------------
TOTAL AUSTRALIA.........................................            373,485,963
                                                                   ------------
AUSTRIA -- (0.2%)
   Erste Group Bank AG..................................   372,952   11,307,263
   OMV AG...............................................    49,738    2,200,344
  #Raiffeisen Bank International AG.....................    57,158    1,734,712
                                                                   ------------
TOTAL AUSTRIA...........................................             15,242,319
                                                                   ------------
BELGIUM -- (1.2%)
   Ageas................................................   508,017   20,348,770
  #Belgacom SA..........................................    52,454    1,283,909
   D'ieteren SA.........................................     1,857       84,261
  #Delhaize Group SA....................................   235,124   15,513,705
   Delhaize Group SA Sponsored ADR......................    52,900    3,490,871

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
   KBC Groep NV.........................................   421,447 $ 16,966,872
  #Solvay SA............................................   180,191   24,425,648
  #UCB SA...............................................   292,847   16,862,332
                                                                   ------------
TOTAL BELGIUM                                                        98,976,368
                                                                   ------------
CANADA -- (9.3%)
  #AuRico Gold, Inc.....................................   218,257    1,010,530
   Barrick Gold Corp.................................... 1,551,822   26,334,419
  #Bell Aliant, Inc.....................................    62,911    1,703,393
 #*BlackBerry, Ltd. (09228F103).........................   477,288    4,214,453
 #*BlackBerry, Ltd. (BCBHZ31)...........................   435,600    3,825,442
  #Bonavista Energy Corp................................    21,356      267,808
   Cameco Corp. (13321L108).............................   112,600    2,288,032
   Cameco Corp. (2166160)...............................   506,586   10,288,564
   Canadian Natural Resources, Ltd. (136385101).........   600,503   18,627,603
  #Canadian Natural Resources, Ltd. (2171573)........... 1,849,320   57,310,735
  #Canadian Tire Corp., Ltd. Class A....................   214,347   17,640,689
  #Crescent Point Energy Corp...........................   254,630    9,656,157
   Eldorado Gold Corp. (2307873)........................   175,726    1,387,536
   Eldorado Gold Corp. (284902103)......................   109,318      863,612
   Empire Co., Ltd......................................    65,500    5,148,296
  #Enerplus Corp........................................   399,798    6,496,571
   Ensign Energy Services, Inc..........................   452,198    7,867,567
   Fairfax Financial Holdings, Ltd......................    54,622   21,697,766
   First Quantum Minerals, Ltd..........................   582,324    9,354,827
  #Genworth MI Canada, Inc..............................    84,524    2,354,427
   George Weston, Ltd...................................    61,442    5,208,004
   Goldcorp, Inc. (380956409)...........................    23,874      673,963
   Goldcorp, Inc. (2676302)............................. 1,686,234   47,561,288
  #Husky Energy, Inc....................................   839,318   24,188,310
   IAMGOLD Corp. (450913108)............................   573,940    2,973,009
  #IAMGOLD Corp. (2446646)..............................   231,424    1,194,185
   Industrial Alliance Insurance & Financial Services,
     Inc................................................   168,485    6,778,113
   Kinross Gold Corp.................................... 2,678,826   13,927,496
  #Lightstream Resources, Ltd...........................    62,701      511,571
  #Loblaw Cos., Ltd.....................................   221,495   10,569,049
 #*Lundin Mining Corp...................................   737,610    2,908,500
   Magna International, Inc.............................   583,936   44,657,942
  #Manulife Financial Corp.............................. 4,587,163   80,792,307
  *MEG Energy Corp......................................    34,758    1,061,589
  *Osisko Mining Corp...................................     6,000       25,002
   Pacific Rubiales Energy Corp.........................   120,466    2,342,231
   Pan American Silver Corp. (697900108)................   118,576    1,513,030
   Pan American Silver Corp. (2669272)..................   131,923    1,673,602
  #Pengrowth Energy Corp................................   695,258    4,007,329
  #Penn West Petroleum, Ltd............................. 1,011,032   11,959,925
  #Precision Drilling Corp..............................   706,616    7,203,066
   Progressive Waste Solutions, Ltd.....................    35,941      862,570
   Quebecor, Inc. Class B...............................     3,954      181,551
  #Sun Life Financial, Inc.............................. 1,446,869   46,853,143
   Suncor Energy, Inc................................... 3,750,370  118,524,983
  #Talisman Energy, Inc................................. 2,444,889   27,707,631
   Teck Resources, Ltd. Class A.........................     4,115      105,369

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
  #Teck Resources, Ltd. Class B......................... 1,483,730 $ 34,756,639
  #Thomson Reuters Corp................................. 1,557,384   53,070,237
  #TransAlta Corp.......................................   602,148    8,295,584
  #Trican Well Service, Ltd.............................     6,065       89,283
  *Turquoise Hill Resources, Ltd. (900435108)...........    63,691      256,675
  *Turquoise Hill Resources, Ltd. (B7WJ1F5).............   136,558      546,445
  *Uranium One, Inc.....................................   632,800    1,638,836
   West Fraser Timber Co., Ltd..........................    33,890    3,089,068
   Westjet Airlines, Ltd................................     1,000       21,419
   Yamana Gold, Inc..................................... 1,425,140   14,888,280
                                                                   ------------
TOTAL CANADA............................................            790,955,651
                                                                   ------------
DENMARK -- (1.3%)
   AP Moeller - Maersk A.S. Class A.....................       900    6,655,981
   AP Moeller - Maersk A.S. Class B.....................     3,855   30,229,608
   Carlsberg A.S. Class B...............................   334,440   33,150,095
  *Danske Bank A.S...................................... 1,629,867   30,001,177
  #FLSmidth & Co. A.S...................................    23,118    1,096,853
   H Lundbeck A.S.......................................   135,698    2,731,297
   Rockwool International A.S. Class A..................        62        9,798
   Rockwool International A.S. Class B..................     1,631      257,809
   TDC A.S.............................................. 1,088,905    9,530,895
                                                                   ------------
TOTAL DENMARK...........................................            113,663,513
                                                                   ------------
FINLAND -- (0.6%)
   Fortum Oyj...........................................   179,136    3,543,235
   Kesko Oyj Class A....................................       662       22,216
  #Kesko Oyj Class B....................................   138,917    4,369,059
   Neste Oil Oyj........................................    69,191      999,813
 #*Nokia Oyj............................................ 4,254,629   16,820,366
   Stora Enso Oyj Class R............................... 1,455,180   10,795,406
   Stora Enso Oyj Sponsored ADR.........................    91,500      674,355
   UPM-Kymmene Oyj...................................... 1,403,467   15,624,479
   UPM-Kymmene Oyj Sponsored ADR........................    69,300      768,883
                                                                   ------------
TOTAL FINLAND...........................................             53,617,812
                                                                   ------------
FRANCE -- (9.4%)
   AXA SA............................................... 4,004,754   88,270,456
   AXA SA Sponsored ADR.................................   140,900    3,109,663
   BNP Paribas SA....................................... 1,975,744  128,101,790
  #Bollore SA...........................................    22,197   10,644,304
   Bouygues SA..........................................   305,569    8,947,654
   Cap Gemini SA........................................   324,351   17,739,990
   Casino Guichard Perrachon SA.........................   142,758   14,700,721
   CGG Sponsored ADR....................................   141,089    3,527,225
   Cie de St-Gobain..................................... 1,078,023   50,073,058
  *Cie Generale de Geophysique - Veritas................   304,853    7,696,083
   Cie Generale des Etablissements Michelin.............   362,654   36,365,976
   CNP Assurances.......................................   345,489    5,843,043
  *Credit Agricole SA................................... 2,838,495   27,095,849
   Eiffage SA...........................................    31,691    1,700,241
   Electricite de France SA.............................   498,285   14,606,238

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
                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
   Eramet...............................................     5,005 $    440,889
   France Telecom SA.................................... 3,875,091   38,220,221
   GDF Suez............................................. 3,247,971   68,123,944
   Groupe Eurotunnel SA.................................   746,306    5,854,903
   Lafarge SA...........................................   505,082   32,309,574
   Lagardere SCA........................................   243,906    7,728,600
   Natixis.............................................. 2,034,211   10,394,710
   Renault SA...........................................   500,585   39,440,818
   Rexel SA.............................................   267,968    6,517,616
   SCOR SE..............................................   195,156    6,219,039
   Societe Generale SA.................................. 1,823,515   73,365,217
   STMicroelectronics NV................................ 1,542,301   13,212,918
   Thales SA............................................    27,549    1,418,666
   Vallourec SA.........................................    53,821    3,179,013
   Vivendi SA........................................... 3,686,124   78,819,211
                                                                   ------------
TOTAL FRANCE............................................            803,667,630
                                                                   ------------
GERMANY -- (8.3%)
   Allianz SE...........................................   518,031   80,725,495
   Allianz SE ADR....................................... 2,811,910   43,668,962
   Bayerische Motoren Werke AG..........................   663,299   64,922,914
   Celesio AG...........................................   108,168    2,444,431
  *Commerzbank AG....................................... 1,293,711   11,012,635
   Daimler AG........................................... 2,088,586  144,888,391
  #Deutsche Bank AG (D18190898).........................   511,964   23,033,260
   Deutsche Bank AG (5750355)........................... 1,538,807   69,420,751
  *Deutsche Lufthansa AG................................   464,311    9,304,664
   Deutsche Telekom AG.................................. 2,186,066   26,582,507
  #Deutsche Telekom AG Sponsored ADR.................... 3,074,385   37,476,753
   E.ON SE.............................................. 3,592,972   61,005,422
   Fraport AG Frankfurt Airport Services Worldwide......    37,336    2,417,063
   HeidelbergCement AG..................................   243,824   18,784,332
   Hochtief AG..........................................     8,149      620,671
   Metro AG.............................................    30,139    1,039,961
   Muenchener Rueckversicherungs AG.....................   395,244   78,484,686
   RWE AG...............................................   392,339   11,816,994
   Volkswagen AG........................................    62,518   14,206,983
  #Wacker Chemie AG.....................................     1,454      141,840
                                                                   ------------
TOTAL GERMANY...........................................            701,998,715
                                                                   ------------
GREECE -- (0.0%)
   Hellenic Petroleum SA................................   334,517    3,287,801
  *National Bank of Greece SA...........................    67,810      236,125
                                                                   ------------
TOTAL GREECE............................................              3,523,926
                                                                   ------------
HONG KONG -- (2.3%)
   Cathay Pacific Airways, Ltd.......................... 2,051,000    3,797,278
   Cheung Kong Holdings, Ltd............................   750,000   10,517,536
 #*Foxconn International Holdings, Ltd.................. 3,787,000    2,031,332
   Great Eagle Holdings, Ltd............................   794,324    3,010,523
   Hang Lung Group, Ltd.................................    43,000      221,639
   Henderson Land Development Co., Ltd.................. 3,700,470   23,047,043

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
                                                           SHARES     VALUE++
                                                         ---------- ------------
HONG KONG -- (Continued)
   Hongkong & Shanghai Hotels (The).....................  1,903,131 $  2,866,367
   Hopewell Holdings, Ltd...............................  1,244,169    3,942,392
   Hutchison Whampoa, Ltd...............................  5,818,000   65,659,351
   Kerry Properties, Ltd................................    596,000    2,453,916
   New World Development Co., Ltd.......................  8,740,122   12,725,718
   Orient Overseas International, Ltd...................    488,000    2,710,323
   Shangri-La Asia, Ltd.................................     58,000       91,175
   Sino Land Co., Ltd...................................  1,174,000    1,656,224
   Sun Hung Kai Properties, Ltd.........................    654,000    8,735,013
   Wharf Holdings, Ltd..................................  3,550,990   30,510,721
   Wheelock & Co., Ltd..................................  3,482,000   18,085,557
                                                                    ------------
TOTAL HONG KONG.........................................             192,062,108
                                                                    ------------
IRELAND -- (0.1%)
  *Bank of Ireland......................................  2,856,177      643,562
   CRH P.L.C............................................    339,966    7,144,359
  #CRH P.L.C. Sponsored ADR.............................    238,866    5,042,461
                                                                    ------------
TOTAL IRELAND                                                         12,830,382
                                                                    ------------
ISRAEL -- (0.3%)
  #Bank Hapoalim BM.....................................  2,961,906   14,163,727
  *Bank Leumi Le-Israel BM..............................  2,937,459    9,855,308
  *Israel Discount Bank, Ltd. Class A...................    381,656      649,522
   NICE Systems, Ltd. Sponsored ADR.....................      1,568       60,698
                                                                    ------------
TOTAL ISRAEL............................................              24,729,255
                                                                    ------------
ITALY -- (1.2%)
 #*Banca Monte dei Paschi di Siena SpA.................. 12,934,984    3,544,980
  *Banco Popolare.......................................  2,933,385    3,744,196
  *Fiat SpA.............................................    684,419    5,457,125
 #*Finmeccanica SpA.....................................    995,867    5,210,074
   Intesa Sanpaolo SpA..................................  9,982,247   19,041,595
   Telecom Italia SpA...................................  5,476,933    3,757,221
  #Telecom Italia SpA Sponsored ADR.....................  1,874,500   12,896,560
   UniCredit SpA........................................  8,189,815   44,735,264
   Unione di Banche Italiane SCPA.......................  1,854,721    7,906,176
                                                                    ------------
TOTAL ITALY.............................................             106,293,191
                                                                    ------------
JAPAN -- (18.4%)
   77 Bank, Ltd. (The)..................................    737,372    3,561,990
  #Aeon Co., Ltd........................................  1,886,800   25,932,354
   Aisin Seiki Co., Ltd.................................    131,900    5,225,159
   Alfresa Holdings Corp................................     85,700    4,251,473
   Amada Co., Ltd.......................................    821,000    5,890,191
   Aoyama Trading Co., Ltd..............................     10,200      254,484
   Asahi Glass Co., Ltd.................................  1,910,000   12,353,183
   Asahi Kasei Corp.....................................  2,700,000   17,075,385
  #Asatsu-DK, Inc.......................................     32,500      851,962
   Autobacs Seven Co., Ltd..............................    214,800    3,150,159
   Awa Bank, Ltd. (The).................................     65,600      343,095
   Azbil Corp...........................................     23,600      506,458
   Bank of Kyoto, Ltd. (The)............................    709,400    5,664,807

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
JAPAN -- (Continued)
   Bank of Yokohama, Ltd. (The)........................... 1,939,000 $10,627,085
   Brother Industries, Ltd................................    87,600     972,621
  #Canon Marketing Japan, Inc.............................   124,900   1,596,339
   Chiba Bank, Ltd. (The)................................. 1,189,000   8,226,094
   Chugoku Bank, Ltd. (The)...............................   391,800   5,087,320
   Citizen Holdings Co., Ltd..............................   511,000   2,917,524
   Coca-Cola West Co., Ltd................................   109,007   2,117,400
   COMSYS Holdings Corp...................................   189,900   2,411,348
  *Cosmo Oil Co., Ltd..................................... 1,212,364   2,249,481
   Dai Nippon Printing Co., Ltd........................... 1,815,000  16,151,539
   Dai-ichi Life Insurance Co., Ltd. (The)................     3,338   4,543,668
   Daicel Corp............................................   552,000   4,751,180
  #Daido Steel Co., Ltd...................................   463,000   2,680,944
   Denki Kagaku Kogyo KK..................................   592,000   2,181,390
   Ebara Corp.............................................   413,000   2,266,433
   Fuji Electric Co., Ltd.................................    12,000      44,832
   Fuji Media Holdings, Inc...............................     1,128   2,038,337
   FUJIFILM Holdings Corp................................. 1,327,000  29,075,273
   Fujitsu, Ltd........................................... 3,968,000  15,190,279
   Fukuoka Financial Group, Inc........................... 1,800,000   8,108,985
   Fukuyama Transporting Co., Ltd.........................    75,000     456,669
   Furukawa Electric Co., Ltd.............................   633,000   1,528,126
   Glory, Ltd.............................................   119,600   2,803,234
   Gunma Bank, Ltd. (The).................................   921,397   5,208,957
   H2O Retailing Corp.....................................   206,000   1,812,793
   Hachijuni Bank, Ltd. (The).............................   993,231   5,827,163
   Hakuhodo DY Holdings, Inc..............................    42,290   2,910,486
   Hankyu Hanshin Holdings, Inc...........................   849,000   4,856,737
   Higo Bank, Ltd. (The)..................................   282,000   1,654,837
   Hiroshima Bank, Ltd. (The).............................   624,000   2,593,760
   Hitachi Capital Corp...................................   105,100   2,504,229
   Hitachi Chemical Co., Ltd..............................    96,500   1,623,667
   Hitachi High-Technologies Corp.........................   139,900   3,049,114
   Hitachi Transport System, Ltd..........................    94,400   1,355,248
   Hokuhoku Financial Group, Inc.......................... 2,620,000   4,938,272
   House Foods Corp.......................................   148,300   2,382,671
   Ibiden Co., Ltd........................................   223,200   3,326,446
   Idemitsu Kosan Co., Ltd................................    51,124   4,257,552
   Inpex Corp.............................................     3,338  14,594,749
   Isetan Mitsukoshi Holdings, Ltd........................   884,200  12,194,158
   ITOCHU Corp............................................ 2,599,200  30,869,594
   Iyo Bank, Ltd. (The)...................................   551,000   5,255,840
   J Front Retailing Co., Ltd............................. 1,136,000   9,026,559
  #JFE Holdings, Inc...................................... 1,131,400  25,519,448
   Joyo Bank, Ltd. (The).................................. 1,376,000   7,401,755
   JTEKT Corp.............................................   463,200   5,807,486
   JX Holdings, Inc....................................... 5,598,633  29,717,131
  #K's Holdings Corp......................................    41,100   1,399,289
   Kagoshima Bank, Ltd. (The).............................   358,143   2,340,136
   Kajima Corp............................................ 1,544,000   5,425,910
   Kamigumi Co., Ltd......................................   519,000   4,301,860
   Kaneka Corp............................................   653,542   4,419,448
  #Kawasaki Kisen Kaisha, Ltd............................. 1,597,000   3,265,016

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
JAPAN -- (Continued)
   Keiyo Bank, Ltd. (The)...............................    418,000 $  2,193,305
   Kewpie Corp..........................................     47,400      729,756
   Kinden Corp..........................................    207,000    2,011,500
  *Kobe Steel, Ltd......................................  4,189,000    6,610,415
   Konica Minolta, Inc..................................    852,500    6,975,348
   Kurita Water Industries, Ltd.........................     13,500      275,292
   Kyocera Corp.........................................    344,200   34,880,739
   Kyocera Corp. Sponsored ADR..........................     13,600    1,382,440
   Kyowa Hakko Kirin Co., Ltd...........................    571,000    5,691,094
   Lintec Corp..........................................      5,100       96,162
  #LIXIL Group Corp.....................................    371,200    8,704,439
   Mabuchi Motor Co., Ltd...............................     20,400    1,058,351
   Maeda Road Construction Co., Ltd.....................     36,000      590,296
   Marubeni Corp........................................  3,657,000   25,389,271
   Marui Group Co., Ltd.................................    542,642    5,277,137
   Maruichi Steel Tube, Ltd.............................     74,700    1,797,182
   Medipal Holdings Corp................................    339,800    4,214,869
   MEIJI Holdings Co., Ltd..............................    135,895    6,374,795
   Mitsubishi Chemical Holdings Corp....................  3,885,000   18,229,085
   Mitsubishi Corp......................................  3,329,800   60,665,395
   Mitsubishi Gas Chemical Co., Inc.....................    948,000    7,007,800
   Mitsubishi Heavy Industries, Ltd.....................      2,000       10,739
   Mitsubishi Logistics Corp............................    184,000    2,680,519
   Mitsubishi Materials Corp............................  2,533,000    8,910,139
   Mitsubishi Tanabe Pharma Corp........................    465,600    6,271,961
   Mitsubishi UFJ Financial Group, Inc.................. 24,653,206  152,923,991
  #Mitsubishi UFJ Financial Group, Inc. ADR.............  4,781,372   29,883,575
   Mitsui & Co., Ltd....................................  3,926,400   52,592,715
   Mitsui & Co., Ltd. Sponsored ADR.....................     11,723    3,144,109
  #Mitsui Chemicals, Inc................................  1,861,800    4,301,108
   Mitsui Engineering & Shipbuilding Co., Ltd...........    620,000    1,098,382
   Mitsui Mining & Smelting Co., Ltd....................     69,030      154,627
  *Mitsui OSK Lines, Ltd................................  1,825,000    7,017,700
   Mizuho Financial Group, Inc.......................... 10,127,200   21,062,754
   Mizuho Financial Group, Inc. ADR.....................    205,757      860,064
   MS&AD Insurance Group Holdings.......................    806,853   20,882,387
   Nagase & Co., Ltd....................................    235,889    3,062,553
   Nanto Bank, Ltd. (The)...............................    319,000    1,216,424
   NEC Corp.............................................  5,425,101   12,260,772
   Nippo Corp...........................................     95,000    1,617,067
   Nippon Electric Glass Co., Ltd.......................    751,000    4,034,023
   Nippon Express Co., Ltd..............................  1,952,238    9,213,269
   Nippon Meat Packers, Inc.............................    429,536    6,609,798
  #Nippon Paper Industries Co., Ltd.....................    231,700    3,371,991
   Nippon Shokubai Co., Ltd.............................    256,000    2,645,477
   Nippon Steel & Sumitomo Metal Corp................... 15,695,940   45,537,498
   Nippon Television Holdings, Inc......................    123,800    2,238,467
  #Nippon Yusen KK......................................  3,062,000    8,477,647
   Nishi-Nippon City Bank, Ltd. (The)...................  1,412,569    3,640,684
  #Nissan Shatai Co., Ltd...............................    216,000    2,768,460
  #Nisshin Seifun Group, Inc............................    394,500    4,570,185
   Nisshin Steel Holdings Co., Ltd......................    143,100    1,247,746
   Nisshinbo Holdings, Inc..............................    305,000    2,347,453

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   NKSJ Holdings, Inc....................................   165,600 $ 4,154,287
   NOK Corp..............................................   168,120   2,674,309
 #*NTN Corp..............................................   798,000   2,612,152
   NTT DOCOMO, Inc.......................................    24,916  37,949,021
   NTT DOCOMO, Inc. Sponsored ADR........................     6,118      93,422
   Obayashi Corp......................................... 1,650,682   8,810,877
  #Oji Holdings Corp..................................... 1,997,000   8,507,734
   Onward Holdings Co., Ltd..............................   278,000   2,512,062
  *Panasonic Corp........................................ 1,929,417  17,116,561
  *Panasonic Corp. Sponsored ADR.........................   166,722   1,502,165
  #Pola Orbis Holdings, Inc..............................    33,500   1,172,518
   Rengo Co., Ltd........................................   421,000   2,133,012
   Ricoh Co., Ltd........................................ 1,666,000  18,702,861
  #Rohm Co., Ltd.........................................   230,500   8,886,132
   Sankyo Co., Ltd.......................................    74,800   3,303,054
   SBI Holdings, Inc.....................................    75,000     784,764
  #Seiko Epson Corp......................................   261,400   3,265,255
   Seino Holdings Co., Ltd...............................   295,000   2,645,775
   Sekisui Chemical Co., Ltd.............................   101,000   1,012,477
  #Sekisui House, Ltd.................................... 1,354,000  17,470,092
   Shiga Bank, Ltd. (The)................................   451,185   2,571,186
   Shimadzu Corp.........................................   102,000     803,335
   Shimizu Corp.......................................... 1,371,000   5,702,023
   Shizuoka Bank, Ltd. (The)............................. 1,051,000  11,365,761
  #Showa Denko KK........................................ 2,687,000   3,613,307
   Showa Shell Sekiyu KK.................................   366,900   3,379,426
   SKY Perfect JSAT Holdings, Inc........................     3,029   1,588,456
   Sohgo Security Services Co., Ltd......................    82,600   1,472,972
   Sojitz Corp........................................... 2,593,100   4,408,917
   Sony Corp.............................................   768,200  16,128,330
  #Sony Corp. Sponsored ADR.............................. 1,801,665  37,907,032
   Sumitomo Bakelite Co., Ltd............................   347,000   1,303,917
  #Sumitomo Chemical Co., Ltd............................ 2,451,000   8,056,953
   Sumitomo Corp......................................... 3,241,900  43,325,669
   Sumitomo Electric Industries, Ltd..................... 2,606,700  35,177,518
  #Sumitomo Forestry Co., Ltd............................   256,500   2,714,569
   Sumitomo Heavy Industries, Ltd........................   925,000   4,292,034
   Sumitomo Metal Mining Co., Ltd........................ 1,021,000  13,308,072
   Sumitomo Mitsui Financial Group, Inc..................   872,600  39,865,790
   Sumitomo Mitsui Trust Holdings, Inc................... 4,172,629  19,190,198
   Sumitomo Osaka Cement Co., Ltd........................   196,000     635,200
   Suzuken Co. Ltd/Aichi Japan...........................   149,300   4,666,421
   Suzuki Motor Corp.....................................   613,600  14,671,125
   Taisei Corp........................................... 2,110,703   8,215,949
   Taisho Pharmaceutical Holdings Co., Ltd...............    49,199   3,351,243
   Takashimaya Co., Ltd..................................   615,634   6,050,202
  #Takata Corp...........................................    19,200     400,993
   TDK Corp..............................................   218,300   7,860,674
   Teijin, Ltd........................................... 1,767,450   3,832,372
   Toho Holdings Co., Ltd................................    12,800     221,569
   Tokai Rika Co., Ltd...................................    74,400   1,602,344
   Tokyo Broadcasting System Holdings, Inc...............    85,300   1,127,878
   Toppan Printing Co., Ltd.............................. 1,312,000   8,903,807

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                        --------- --------------
JAPAN -- (Continued)
   Toshiba TEC Corp....................................    36,000 $      207,341
   Tosoh Corp.......................................... 1,044,000      3,696,331
   Toyo Seikan Group Holdings, Ltd.....................   346,349      5,723,065
   Toyobo Co., Ltd.....................................   664,000      1,034,460
   Toyoda Gosei Co., Ltd...............................    23,700        581,785
  #Toyota Tsusho Corp..................................   434,400     11,519,549
   Ube Industries, Ltd................................. 1,943,000      3,683,513
   UNY Group Holdings Co., Ltd.........................   393,050      2,523,736
   Ushio, Inc..........................................    43,400        532,481
   Wacoal Holdings Corp................................   179,000      1,814,882
   Yamada Denki Co., Ltd...............................   153,000      6,191,525
   Yamaguchi Financial Group, Inc......................   492,148      4,684,558
   Yamaha Corp.........................................   327,300      4,193,151
  #Yamato Kogyo Co., Ltd...............................    82,600      2,676,716
   Yamazaki Baking Co., Ltd............................   184,000      2,170,122
                                                                  --------------
TOTAL JAPAN............................................            1,563,993,054
                                                                  --------------
NETHERLANDS -- (3.1%)
   Aegon NV............................................ 3,831,576     29,523,670
   Akzo Nobel NV.......................................   448,015     27,313,585
  #ArcelorMittal....................................... 2,499,882     32,659,275
  *ING Groep NV........................................ 6,479,202     66,132,826
 #*ING Groep NV Sponsored ADR.......................... 1,297,167     13,192,188
   Koninklijke Ahold NV................................   256,354      4,223,389
   Koninklijke DSM NV..................................   461,993     32,468,436
   Koninklijke Philips Electronics NV (500472303)......     2,890         91,873
   Koninklijke Philips Electronics NV (5986622)........ 1,807,637     57,806,237
                                                                  --------------
TOTAL NETHERLANDS......................................              263,411,479
                                                                  --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd.................   222,333        558,686
   Contact Energy, Ltd................................. 1,292,916      5,542,305
                                                                  --------------
TOTAL NEW ZEALAND......................................                6,100,991
                                                                  --------------
NORWAY -- (0.8%)
   Aker ASA Class A....................................    68,150      2,171,271
   Cermaq ASA..........................................    10,825        199,361
   DNB ASA............................................. 1,551,198     25,804,849
  #Norsk Hydro ASA..................................... 3,357,025     14,270,717
   Norsk Hydro ASA Sponsored ADR.......................    59,900        255,773
   Orkla ASA........................................... 1,105,266      8,536,027
   Stolt-Nielsen, Ltd..................................     8,425        196,481
  *Storebrand ASA...................................... 1,082,306      6,222,490
   Subsea 7 SA.........................................   590,207     11,224,630
   Wilh Wilhelmsen Holding ASA Class A.................       212          6,142
                                                                  --------------
TOTAL NORWAY...........................................               68,887,741
                                                                  --------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA............................. 2,631,973      2,562,743
   Cimpor Cimentos de Portugal SGPS SA.................    75,573        316,174

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
PORTUGAL -- (Continued)
  *EDP Renovaveis SA....................................    517,656 $  2,657,049
                                                                    ------------
TOTAL PORTUGAL..........................................               5,535,966
                                                                    ------------
SINGAPORE -- (1.2%)
   CapitaLand, Ltd......................................  9,878,000   25,058,454
   CapitaMalls Asia, Ltd................................  1,267,000    1,985,240
   DBS Group Holdings, Ltd..............................  1,172,308   15,384,096
  #Golden Agri-Resources, Ltd........................... 13,990,000    5,771,804
   Hutchison Port Holdings Trust........................  2,550,000    1,884,674
   Indofood Agri Resources, Ltd.........................    198,000      137,899
   Keppel Land, Ltd.....................................  1,214,000    3,517,088
 #*Neptune Orient Lines, Ltd............................  1,228,004    1,036,606
   Noble Group, Ltd.....................................  6,236,000    4,381,359
  #Olam International, Ltd..............................  1,546,000    2,062,093
  #Overseas Union Enterprise, Ltd.......................    405,000      901,263
   Singapore Airlines, Ltd..............................  1,585,600   12,606,187
  #Singapore Land, Ltd..................................    532,000    3,819,540
  #United Industrial Corp., Ltd.........................  2,152,000    5,124,225
   UOL Group, Ltd.......................................  1,376,600    7,561,130
   Venture Corp., Ltd...................................    307,000    1,768,283
   Wheelock Properties Singapore, Ltd...................    861,000    1,238,284
  #Wilmar International, Ltd............................  3,210,000    7,945,506
                                                                    ------------
TOTAL SINGAPORE.........................................             102,183,731
                                                                    ------------
SPAIN -- (2.0%)
  #Acciona SA...........................................    101,533    4,787,731
  #Banco de Sabadell SA.................................  5,307,715   10,869,207
 #*Banco Popular Espanol SA.............................  3,430,914   15,080,583
   Banco Santander SA...................................  8,573,138   62,720,274
  #Banco Santander SA Sponsored ADR.....................  1,426,911   10,444,989
  #CaixaBank............................................  2,901,900   10,703,828
   Iberdrola SA.........................................  6,680,243   36,966,046
   Repsol SA............................................    608,808   14,591,355
                                                                    ------------
TOTAL SPAIN.............................................             166,164,013
                                                                    ------------
SWEDEN -- (2.9%)
   Boliden AB...........................................    612,180    8,644,152
   Holmen AB Class A....................................      6,189      182,542
   Meda AB Class A......................................    280,396    3,282,384
   Nordea Bank AB.......................................  5,366,449   68,022,575
   Skandinaviska Enskilda Banken AB.....................     16,918      172,673
   Skandinaviska Enskilda Banken AB Class A.............  3,481,813   38,433,673
  #SSAB AB Class A......................................     51,620      335,684
   Svenska Cellulosa AB Class A.........................     66,476    1,757,549
   Svenska Cellulosa AB Class B.........................  1,348,669   35,675,948
   Telefonaktiebolaget LM Ericsson Class A..............     28,098      317,440
   Telefonaktiebolaget LM Ericsson Class B..............  4,713,081   55,710,063
   Telefonaktiebolaget LM Ericsson Sponsored ADR........    952,162   11,168,860
   TeliaSonera AB.......................................  3,717,354   26,886,969
   Volvo AB Class A.....................................      4,647       68,258
                                                                    ------------
TOTAL SWEDEN............................................             250,658,770
                                                                    ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
SWITZERLAND -- (7.4%)
   ABB, Ltd.............................................    820,669 $ 18,092,415
   Adecco SA............................................    358,259   22,777,884
  #Alpiq Holding AG.....................................      1,593      197,232
   Aryzta AG............................................    168,515   10,406,429
   Baloise Holding AG...................................    200,163   21,730,512
   Banque Cantonale Vaudoise............................        468      241,028
   Clariant AG..........................................    503,999    7,878,918
   Credit Suisse Group AG...............................  1,928,358   56,643,160
  #Credit Suisse Group AG Sponsored ADR.................  1,022,581   29,941,172
   Givaudan SA..........................................     14,257   19,843,602
   Holcim, Ltd..........................................    887,877   64,230,605
   Lonza Group AG.......................................      7,458      574,034
   Novartis AG..........................................     16,632    1,195,621
  #Novartis AG ADR......................................    506,359   36,260,368
   PSP Swiss Property AG................................     28,849    2,546,544
   St Galler Kantonalbank AG............................        164       61,409
   Sulzer AG............................................     46,354    6,927,721
   Swiss Life Holding AG................................    123,557   22,172,373
   Swiss Re AG..........................................  1,108,107   88,351,608
   UBS AG (B18YFJ4).....................................  6,496,062  127,914,084
  #UBS AG (H89231338)...................................    991,339   19,499,638
   Zurich Insurance Group AG............................    269,917   72,707,063
                                                                    ------------
TOTAL SWITZERLAND.......................................             630,193,420
                                                                    ------------
UNITED KINGDOM -- (17.9%)
   Anglo American P.L.C.................................  1,123,359   24,096,730
   Aviva P.L.C..........................................  6,119,894   34,530,869
   Barclays P.L.C....................................... 11,591,752   50,644,177
  #Barclays P.L.C. Sponsored ADR........................  4,591,659   80,262,199
  *Barratt Developments P.L.C...........................    109,238      541,515
   BP P.L.C.............................................  1,395,752    9,643,009
   BP P.L.C. Sponsored ADR..............................  5,486,298  227,352,188
   Carnival P.L.C.......................................    658,867   25,362,490
  #Carnival P.L.C. ADR..................................    241,674    9,318,950
   Coca-Cola HBC AG ADR.................................      8,092      210,473
   Eurasian Natural Resources Corp. P.L.C...............    408,931    1,356,366
   Evraz P.L.C..........................................    525,138      749,168
   Glencore Xstrata P.L.C............................... 15,896,454   67,133,095
   HSBC Holdings P.L.C..................................  1,003,217   11,389,978
   HSBC Holdings P.L.C. Sponsored ADR...................  1,649,531   93,610,884
  *International Consolidated Airlines Group SA.........  3,847,175   17,012,750
   Investec P.L.C.......................................  1,195,168    7,996,404
   J Sainsbury P.L.C....................................  5,377,115   32,222,535
   Kazakhmys P.L.C......................................    272,099    1,080,734
   Kingfisher P.L.C.....................................  8,609,963   52,090,162
  *Lloyds Banking Group P.L.C........................... 82,680,839   86,084,524
 #*Lloyds Banking Group P.L.C. ADR......................  3,082,996   12,856,093
   Mondi P.L.C..........................................    190,635    2,840,523
   Old Mutual P.L.C..................................... 11,913,351   35,183,889
   Pearson P.L.C. Sponsored ADR.........................  1,279,662   26,258,664
   Resolution, Ltd......................................  3,422,696   16,843,457
   Rexam P.L.C..........................................    611,212    4,571,986
  *Royal Bank of Scotland Group P.L.C...................  3,847,507   18,579,602

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES       VALUE++
                                                      ----------- --------------
UNITED KINGDOM -- (Continued)
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.     400,166 $    3,857,600
   Royal Dutch Shell P.L.C. ADR (780259206)..........     308,066     21,056,311
  #Royal Dutch Shell P.L.C. ADR (780259107)..........   3,323,210    235,515,893
   Royal Dutch Shell P.L.C. Class A..................     150,738      5,143,356
   Royal Dutch Shell P.L.C. Class B..................     255,146      9,024,617
   RSA Insurance Group P.L.C.........................   4,956,241      9,440,898
   Travis Perkins P.L.C..............................      38,182        987,975
   Vedanta Resources P.L.C...........................     189,404      3,353,140
   Vodafone Group P.L.C..............................  34,976,333    104,756,712
   Vodafone Group P.L.C. Sponsored ADR...............   4,682,858    140,251,597
   WM Morrison Supermarkets P.L.C....................   8,127,143     35,771,587
   WPP P.L.C. Sponsored ADR..........................      13,406      1,207,747
                                                                  --------------
TOTAL UNITED KINGDOM.................................              1,520,190,847
                                                                  --------------
TOTAL COMMON STOCKS..................................              7,868,366,845
                                                                  --------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE......................     254,382     21,568,223
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
GREECE -- (0.0%)
  *National Bank of Greece SA Warrants 12/26/17......      31,234         28,588
                                                                  --------------
   HONG KONG -- (0.0%)...............................
  *New Hotel Rights 06/11/13.........................     109,252             --
                                                                  --------------
SPAIN -- (0.0%)
  *Banco Santander SA Rights 08/02/13................   8,573,138      1,898,807
 #*CaixaBank SA Rights 08/19/13......................   2,901,900        204,608
                                                                  --------------
TOTAL SPAIN..........................................                  2,103,415
                                                                  --------------
TOTAL RIGHTS/WARRANTS................................                  2,132,003
                                                                  --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)       VALUE+
                                                      ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
  (S)@ DFA Short Term Investment Fund................  52,290,406    605,000,000
  @ Repurchase Agreement, Deutsche Bank Securities,
    Inc. 0.10%, 08/01/13 (Collateralized by
    $7,450,699 FNMA, rates ranging from 4.500% to
    6.000%, maturities ranging from 01/01/40 to
    05/01/42, valued at $4,780,659) to be
    repurchased at $4,686,934........................ $     4,687      4,686,921
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL..................                609,686,921
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,483,014,182)^^                                         $8,501,753,992
                                                                  ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    1,905,763 $  371,580,200   --    $  373,485,963
   Austria....................             --     15,242,319   --        15,242,319
   Belgium....................      3,490,871     95,485,497   --        98,976,368
   Canada.....................    790,955,651             --   --       790,955,651
   Denmark....................     33,150,095     80,513,418   --       113,663,513
   Finland....................      1,443,238     52,174,574   --        53,617,812
   France.....................      6,636,888    797,030,742   --       803,667,630
   Germany....................    104,178,975    597,819,740   --       701,998,715
   Greece.....................             --      3,523,926   --         3,523,926
   Hong Kong..................             --    192,062,108   --       192,062,108
   Ireland....................      5,042,461      7,787,921   --        12,830,382
   Israel.....................         60,698     24,668,557   --        24,729,255
   Italy......................     12,896,560     93,396,631   --       106,293,191
   Japan......................     74,772,807  1,489,220,247   --     1,563,993,054
   Netherlands................     13,284,061    250,127,418   --       263,411,479
   New Zealand................             --      6,100,991   --         6,100,991
   Norway.....................        255,773     68,631,968   --        68,887,741
   Portugal...................             --      5,535,966   --         5,535,966
   Singapore..................             --    102,183,731   --       102,183,731
   Spain......................     10,444,989    155,719,024   --       166,164,013
   Sweden.....................     49,602,533    201,056,237   --       250,658,770
   Switzerland................     85,701,178    544,492,242   --       630,193,420
   United Kingdom.............    851,758,599    668,432,248   --     1,520,190,847
Preferred Stocks
   Germany....................             --     21,568,223   --        21,568,223
Rights/Warrants
   Greece.....................             --         28,588   --            28,588
   Hong Kong..................             --             --   --                --
   Spain......................             --      2,103,415   --         2,103,415
Securities Lending Collateral.             --    609,686,921   --       609,686,921
                               -------------- --------------   --    --------------
TOTAL......................... $2,045,581,140 $6,456,172,852   --    $8,501,753,992
                               ============== ==============   ==    ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE++
                                                           ------- ----------
  COMMON STOCKS -- (89.4%)
  Consumer Discretionary -- (19.9%)
    #Accordia Golf Co., Ltd...............................   5,759 $6,279,454
     Aeon Fantasy Co., Ltd................................  57,832    925,598
    *Agora Hospitality Group Co., Ltd.....................  79,000     33,000
     Ahresty Corp......................................... 113,000    770,037
    *Aigan Co., Ltd.......................................  96,200    274,848
     Aisan Industry Co., Ltd.............................. 170,000  1,706,682
    #Akebono Brake Industry Co., Ltd......................  83,700    397,482
     Alpen Co., Ltd.......................................  97,400  1,879,896
     Alpha Corp...........................................  30,400    310,833
     Alpine Electronics, Inc.............................. 272,000  2,669,794
     Amiyaki Tei Co., Ltd.................................     235    721,432
     Amuse, Inc...........................................  34,099    823,386
   #*Anrakutei Co., Ltd...................................  22,000     88,289
     AOI Pro, Inc.........................................  39,200    246,834
     AOKI Holdings, Inc...................................  97,100  3,091,156
     Aoyama Trading Co., Ltd.............................. 315,900  7,881,526
     Arata Corp...........................................  91,000    327,906
     Arcland Sakamoto Co., Ltd............................  80,500  1,251,721
    #Arnest One Corp...................................... 238,800  4,514,700
     Asahi Broadcasting Corp..............................  28,200    214,871
     Asahi Co., Ltd.......................................  78,200  1,251,629
    #Asatsu-DK, Inc....................................... 151,600  3,974,077
   #*Ashimori Industry Co., Ltd........................... 319,000    436,185
    #ASKUL Corp...........................................  98,900  1,816,697
     Atom Corp............................................   5,100     31,161
     Atsugi Co., Ltd...................................... 858,000    927,340
     Autobacs Seven Co., Ltd.............................. 378,000  5,543,576
     Avex Group Holdings, Inc............................. 188,800  6,473,307
     Belluna Co., Ltd.....................................  92,950    939,022
     Best Bridal, Inc.....................................  82,200    718,201
    *Best Denki Co., Ltd.................................. 396,500    654,223
    #Bic Camera, Inc......................................   4,976  2,524,849
     Bookoff Corp.........................................  48,800    339,247
     Calsonic Kansei Corp................................. 903,000  4,735,166
    #Can Do Co., Ltd......................................  78,100  1,147,072
     Central Sports Co., Ltd..............................  25,600    407,460
     Chiyoda Co., Ltd..................................... 134,600  3,468,395
     Chofu Seisakusho Co., Ltd............................  88,800  1,847,131
    #Chori Co., Ltd.......................................  72,900    741,487
     Chuo Spring Co., Ltd................................. 202,000    659,444
   #*Clarion Co., Ltd..................................... 691,000    850,339
     Cleanup Corp......................................... 133,500  1,080,674
     Corona Corp..........................................  80,400    874,630
    #Cross Plus, Inc......................................  22,000    194,848
     Daido Metal Co., Ltd................................. 172,000  1,122,343
    #Daidoh, Ltd.......................................... 126,100    845,182
   #*Daiei, Inc. (The).................................... 685,650  2,264,906
     Daiichikosho Co., Ltd................................  83,600  2,336,942
     Daikoku Denki Co., Ltd...............................  41,500    791,051
     Daimaruenawin Co., Ltd...............................     400      2,973
     Dainichi Co., Ltd....................................  54,900    428,025

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Consumer Discretionary -- (Continued)
    Daisyo Corp...........................................    54,300 $  739,383
   #DCM Holdings Co., Ltd.................................   491,600  3,518,512
    Descente, Ltd.........................................   237,000  1,764,585
   #Doshisha Co., Ltd.....................................   125,800  1,769,352
    Doutor Nichires Holdings Co., Ltd.....................   173,686  2,683,345
   #Dunlop Sports Co., Ltd................................    77,500    905,381
    Dynic Corp............................................   174,000    298,046
    Eagle Industry Co., Ltd...............................   140,000  1,906,863
   #EDION Corp............................................   528,800  3,018,534
    Exedy Corp............................................   179,600  4,831,205
    F&A Aqua Holdings, Inc................................    99,820  1,515,419
   #F-Tech, Inc...........................................    23,800    366,341
   #FCC Co., Ltd..........................................   186,000  4,329,443
    Fields Corp...........................................    78,500  1,276,657
    Fine Sinter Co., Ltd..................................    49,000    164,473
    First Juken Co., Ltd..................................     4,900     65,997
   #Foster Electric Co., Ltd..............................   129,400  2,222,548
   #France Bed Holdings Co., Ltd..........................   672,000  1,328,521
   #Fuji Co. Ltd/Ehime....................................   101,800  1,835,943
    Fuji Corp., Ltd.......................................   127,000    837,857
   #Fuji Kiko Co., Ltd....................................   148,000    440,649
    Fuji Oozx, Inc........................................     6,000     28,391
   #Fujibo Holdings, Inc..................................   732,000  1,553,171
    Fujikura Rubber, Ltd..................................    72,900    251,374
   #Fujita Kanko, Inc.....................................    39,100    157,594
    Fujitsu General, Ltd..................................   322,000  3,688,302
    FuKoKu Co., Ltd.......................................    32,100    264,931
   #Funai Electric Co., Ltd...............................    84,200    829,233
    Furukawa Battery Co., Ltd.............................    81,000    445,088
   *Futaba Industrial Co., Ltd............................   315,800  1,372,389
   #G-7 Holdings, Inc.....................................    29,200    233,952
    G-Tekt Corp...........................................    44,300  1,131,017
    Gajoen Kanko Co.......................................    37,000         --
    Gakken Holdings Co., Ltd..............................   322,000    952,687
    Genki Sushi Co., Ltd..................................    20,500    256,115
   #Geo Holdings Corp.....................................     1,847  1,699,009
   #GLOBERIDE, Inc........................................   530,000    594,322
    Goldwin, Inc..........................................   188,000    891,878
    Gourmet Kineya Co., Ltd...............................    87,000    619,721
   #GSI Creos Corp........................................   289,000    448,091
    Gulliver International Co., Ltd.......................   314,400  1,961,384
    Gunze, Ltd............................................ 1,095,000  2,713,388
    H-One Co., Ltd........................................    67,400    696,977
    H2O Retailing Corp....................................    11,000     96,800
    Hagihara Industries, Inc..............................    11,600    182,369
   #Hajime Construction Co., Ltd..........................    24,500  1,265,759
    Hakuyosha Co., Ltd....................................    65,000    151,370
    Happinet Corp.........................................    76,400    554,197
    Hard Off Corp. Co., Ltd...............................    49,700    380,046
    Haruyama Trading Co., Ltd.............................    47,900    332,788
  #*Haseko Corp........................................... 6,695,000  8,312,638
    HI-LEX Corp...........................................    52,600  1,062,285
    Hiday Hidaka Corp.....................................    47,220    992,014

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Consumer Discretionary -- (Continued)
   #Higashi Nihon House Co., Ltd..........................   206,000 $1,250,933
    Himaraya Co., Ltd.....................................    35,900    473,736
    Hiramatsu, Inc........................................   110,700    823,502
    HIS Co., Ltd..........................................   101,800  4,960,985
   #Honeys Co., Ltd.......................................    92,940  1,024,768
   *Hoosiers Holdings Co., Ltd............................   153,500  1,124,278
   #I Metal Technology Co., Ltd...........................   142,000    252,893
    Ichibanya Co., Ltd....................................    33,700  1,220,018
  #*Ichikoh Industries, Ltd...............................   294,000    461,267
   #Ikyu Corp.............................................       638    889,705
   #Imasen Electric Industrial............................    77,900  1,147,226
    Imperial Hotel, Ltd...................................     8,650    315,008
    Intage, Inc...........................................    35,100    878,463
    Izuhakone Railway Co., Ltd............................       300         --
  #*Izutsuya Co., Ltd.....................................   555,000    475,319
  #*Janome Sewing Machine Co., Ltd........................   800,000    627,642
    Japan Vilene Co., Ltd.................................   154,000    734,760
    Japan Wool Textile Co., Ltd. (The)....................   334,000  2,422,276
   #Jidosha Buhin Kogyo Co., Ltd..........................    79,000    425,197
   *Joban Kosan Co., Ltd..................................    39,000     67,182
   #Joshin Denki Co., Ltd.................................   209,000  1,727,699
   #JVC Kenwood Corp......................................   874,630  2,005,336
   #Kadokawa Group Holdings, Inc..........................   113,300  4,191,663
    Kasai Kogyo Co., Ltd..................................   141,000    815,127
   #Kawai Musical Instruments Manufacturing Co., Ltd......   446,000    896,247
    Keihin Corp...........................................   260,200  3,943,939
   #Keiyo Co., Ltd........................................   181,300    882,741
   #Kentucky Fried Chicken Japan, Ltd.....................    77,000  1,661,863
    Kimoto Co., Ltd.......................................   102,100    791,024
    Kinugawa Rubber Industrial Co., Ltd...................   268,000  1,429,843
    Kisoji Co., Ltd.......................................    32,700    610,483
    Kitamura Co., Ltd.....................................     2,000     14,776
   #Kohnan Shoji Co., Ltd.................................   194,000  2,206,057
   #Kojima Co., Ltd.......................................   145,700    445,943
    Komatsu Seiren Co., Ltd...............................   146,000    764,308
    Komeri Co., Ltd.......................................   152,000  3,741,942
    Konaka Co., Ltd.......................................   122,960  1,194,728
   #Koshidaka Holdings Co., Ltd...........................    18,600    601,119
    Kourakuen Corp........................................     1,100     13,445
    KU Holdings Co., Ltd..................................    68,200    574,116
    Kura Corp.............................................    63,100  1,075,765
    Kurabo Industries, Ltd................................ 1,272,000  2,061,961
    Kuraudia Co., Ltd.....................................     5,700     67,111
    KYB Co., Ltd..........................................   892,000  4,633,359
    Kyoritsu Maintenance Co., Ltd.........................    55,660  2,139,600
    Kyoto Kimono Yuzen Co., Ltd...........................    64,300    702,433
    LEC, Inc..............................................    42,800    500,755
   #Look, Inc.............................................   219,000    721,586
   #Mamiya-Op Co., Ltd....................................   285,000    531,761
   #Marche Corp...........................................    23,000    196,517
    Mars Engineering Corp.................................    48,400    903,703
  #*Maruei Department Store Co., Ltd......................     8,000     18,919
  #*Maruzen CHI Holdings Co., Ltd.........................    29,800     83,589

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Consumer Discretionary -- (Continued)
    Maruzen Co. Ltd-General Commercial Kitchen Appliances
      & Equipment.........................................    46,000 $  406,249
   *Matsuya Co., Ltd......................................     7,300     85,525
   #Matsuya Foods Co., Ltd................................    48,200    746,097
   #Meiko Network Japan Co., Ltd..........................    67,400    856,224
   *Meiwa Estate Co., Ltd.................................    56,900    222,540
    Mikuni Corp...........................................   108,000    333,529
    Misawa Homes Co., Ltd.................................   148,300  2,406,353
    Mitsuba Corp..........................................   192,690  3,153,377
    Mitsui Home Co., Ltd..................................   170,000    815,300
    Mizuno Corp...........................................   521,000  3,235,904
    Monogatari Corp. (The)................................    17,600    699,351
   #MOS Food Services, Inc................................   107,300  2,053,405
    Mr Max Corp...........................................   119,000    401,875
    Murakami Corp.........................................    11,000    165,801
    Musashi Seimitsu Industry Co., Ltd....................   116,600  2,934,893
    Nafco Co., Ltd........................................    32,000    606,692
   #Nagawa Co., Ltd.......................................     8,500    138,859
   *Naigai Co., Ltd....................................... 1,951,000  1,073,794
    Nakayamafuku Co., Ltd.................................     9,500     71,742
   #Next Co., Ltd.........................................    38,200    537,104
    Nice Holdings, Inc....................................   460,000    993,619
   #Nidec Copal Corp......................................    91,800    908,840
   #Nidec-Tosok Corp......................................   109,300  1,097,624
    Nifco, Inc............................................   269,000  7,318,208
    Nihon Eslead Corp.....................................     5,300     57,041
    Nihon Plast Co., Ltd..................................     1,600      8,565
    Nihon Tokushu Toryo Co., Ltd..........................    56,000    221,488
  #*Nippon Columbia Co., Ltd..............................   788,000    312,938
    Nippon Felt Co., Ltd..................................    67,200    289,410
   #Nippon Piston Ring Co., Ltd...........................   470,000    799,152
    Nippon Seiki Co., Ltd.................................   245,400  3,622,162
    Nishikawa Rubber Co., Ltd.............................    14,500    277,385
    Nishimatsuya Chain Co., Ltd...........................   290,300  2,552,659
    Nissan Shatai Co., Ltd................................    67,023    859,030
    Nissan Tokyo Sales Holdings Co., Ltd..................   236,000    757,623
   #Nissen Holdings Co., Ltd..............................   200,491    648,381
   #Nissin Kogyo Co., Ltd.................................   211,700  3,967,185
    Nittan Valve Co., Ltd.................................    82,800    269,436
    Noritsu Koki Co., Ltd.................................   101,700    685,587
    Ohashi Technica, Inc..................................    20,800    178,102
   #Ohsho Food Service Corp...............................    47,500  1,647,509
    Onward Holdings Co., Ltd..............................   750,000  6,777,147
   #OPT, Inc..............................................    53,000    524,284
    Otsuka Kagu, Ltd......................................    39,900    394,568
    Pacific Industrial Co., Ltd...........................   206,900  1,560,367
    Pal Co., Ltd..........................................    61,100  1,705,005
    Paltac Corp...........................................   188,134  2,577,614
    PanaHome Corp.........................................   456,200  2,819,638
    Parco Co., Ltd........................................    98,000    969,865
    Paris Miki Holdings, Inc..............................   164,400    806,732
    PIA Corp..............................................     1,100     17,954
    Piolax, Inc...........................................    57,100  1,572,596
  #*Pioneer Corp.......................................... 1,903,400  3,622,362

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Plenus Co., Ltd.......................................... 117,500 $2,016,801
   Point, Inc...............................................  91,220  4,568,933
   Press Kogyo Co., Ltd..................................... 555,000  2,346,563
  #Pressance Corp...........................................  31,300  1,030,787
   Proto Corp...............................................  59,400    777,649
   Renaissance, Inc.........................................  39,400    293,032
 #*Renown, Inc.............................................. 326,600    436,242
   Resort Solution Co., Ltd................................. 180,000    392,638
  #Resorttrust, Inc......................................... 197,908  6,008,300
   Rhythm Watch Co., Ltd.................................... 658,000    952,672
  #Riberesute Corp..........................................     127     76,872
   Right On Co., Ltd........................................  79,525    802,586
   Riken Corp............................................... 512,000  2,158,714
  #Ringer Hut Co., Ltd......................................   6,400     94,748
  #Riso Kyoiku Co., Ltd.....................................  10,591    838,556
   Roland Corp..............................................  92,800    828,174
   Round One Corp........................................... 418,900  2,490,664
   Royal Holdings Co., Ltd.................................. 139,500  2,135,754
   Sagami Chain Co., Ltd....................................  34,000    294,139
  #Saizeriya Co., Ltd....................................... 166,500  2,346,195
  #Sakai Ovex Co., Ltd...................................... 307,000    419,133
   San Holdings, Inc........................................  14,000    192,626
  #Sanden Corp.............................................. 601,000  2,131,682
   Sanei Architecture Planning Co., Ltd.....................  38,600    311,395
   Sangetsu Co., Ltd........................................ 159,325  3,960,868
  #Sanko Marketing Foods Co., Ltd...........................     304    288,757
   Sankyo Seiko Co., Ltd.................................... 188,700    646,968
   Sanoh Industrial Co., Ltd................................ 140,500  1,008,835
   Sanyo Electric Railway Co., Ltd..........................  68,000    284,648
   Sanyo Housing Nagoya Co., Ltd............................  49,100    586,413
   Sanyo Shokai, Ltd........................................ 678,000  1,667,661
   Scroll Corp.............................................. 152,100    411,437
   Seiko Holdings Corp...................................... 472,407  1,972,025
   Seiren Co., Ltd.......................................... 296,700  2,023,113
  #Senshukai Co., Ltd....................................... 183,700  1,558,936
  #Septeni Holdings Co., Ltd................................     474    712,006
  #Seria Co., Ltd...........................................  95,700  3,058,191
  #Shidax Corp..............................................  83,400    408,619
  #Shikibo, Ltd............................................. 802,000    924,339
   Shimachu Co., Ltd........................................ 273,900  6,734,529
   Shimojima Co., Ltd.......................................  23,800    235,373
  #Shiroki Corp............................................. 285,000    603,908
   Shobunsha Publications, Inc.............................. 279,800  1,681,989
   Shochiku Co., Ltd........................................   6,400     63,719
   Showa Corp............................................... 320,400  4,302,129
   SKY Perfect JSAT Holdings, Inc...........................   9,005  4,722,366
   SNT Corp................................................. 110,200    434,205
   Soft99 Corp..............................................  70,600    448,878
   Sotoh Co., Ltd...........................................  49,700    456,700
   SPK Corp.................................................  17,200    299,217
   St Marc Holdings Co., Ltd................................  45,300  2,116,067
   Starbucks Coffee Japan, Ltd..............................   1,203  1,140,769
  #Start Today Co., Ltd.....................................  71,900  1,485,038

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

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Consumer Discretionary -- (Continued)
   #Starts Corp., Inc.....................................    60,000 $  517,691
    Step Co., Ltd.........................................    39,200    357,689
   #Studio Alice Co., Ltd.................................    53,000    682,620
    Suminoe Textile Co., Ltd..............................   342,000    846,643
    Sumitomo Forestry Co., Ltd............................   268,366  2,840,148
    Suncall Corp..........................................    26,000    150,576
    T RAD Co., Ltd........................................   373,000  1,333,587
    Tachi-S Co., Ltd......................................   167,540  2,404,336
    Tachikawa Corp........................................    50,800    245,324
    Tact Home Co., Ltd....................................       533    926,783
   #Taiho Kogyo Co., Ltd..................................    98,300  1,356,064
    Taka-Q, Ltd...........................................    22,500     83,291
    Takamatsu Construction Group Co., Ltd.................    90,500  1,385,210
   #Takata Corp...........................................     6,400    133,664
    Take And Give Needs Co., Ltd..........................     5,017  1,162,554
   #Takihyo Co., Ltd......................................    76,000    328,885
    Tamron Co., Ltd.......................................    84,700  1,696,296
   #Tbk Co., Ltd..........................................   116,000    524,425
   *Ten Allied Co., Ltd...................................    50,000    156,169
    Tigers Polymer Corp...................................    59,000    243,146
    Toa Corp..............................................   100,000    784,875
    Toabo Corp............................................   529,000    361,389
    Toei Animation Co., Ltd...............................    22,500    569,378
    Toei Co., Ltd.........................................   410,000  2,542,251
    Tohokushinsha Film Corp...............................    24,300    227,156
    Tokai Rika Co., Ltd...................................   295,500  6,364,149
   #Tokai Rubber Industries, Ltd..........................   225,500  1,948,749
    Token Corp............................................    43,620  2,294,353
   #Tokyo Derica Co., Ltd.................................    21,700    343,205
    Tokyo Dome Corp.......................................   984,200  6,106,855
    Tokyo Soir Co., Ltd...................................    27,000     69,212
   #Tokyu Recreation Co., Ltd.............................    79,000    432,138
   #Tomy Co., Ltd.........................................   379,793  1,824,538
    Topre Corp............................................   211,800  2,171,415
   #Toridoll.corp.........................................    94,600    976,137
   #Tosho Co., Ltd........................................    20,300    278,210
   #Touei Housing Corp....................................    83,640  1,558,952
    Toyo Tire & Rubber Co., Ltd........................... 1,067,000  6,139,097
    TPR Co., Ltd..........................................   117,900  1,968,159
    TS Tech Co., Ltd......................................   198,800  6,518,174
    TSI Holdings Co., Ltd.................................   510,095  3,664,633
    Tsukamoto Corp. Co., Ltd..............................   190,000    273,330
    Tsutsumi Jewelry Co., Ltd.............................    49,300  1,136,292
    Tv Tokyo Holdings Corp................................    34,800    607,576
   #U-Shin, Ltd...........................................   148,800    958,958
   #Umenohana Co., Ltd....................................     1,700     34,453
   #Unipres Corp..........................................   205,800  4,039,054
    United Arrows, Ltd....................................   100,000  4,520,833
  #*Unitika, Ltd.......................................... 2,529,000  1,314,490
    Universal Entertainment Corp..........................    66,800  1,315,299
   *Usen Corp.............................................   659,680  1,117,108
   #Village Vanguard Co., Ltd.............................       233    313,187
   #VT Holdings Co., Ltd..................................   148,200  1,666,863

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

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
 Consumer Discretionary -- (Continued)
    Wacoal Holdings Corp.................................. 334,000 $  3,386,427
   #Watabe Wedding Corp...................................  43,000      318,216
   #WATAMI Co., Ltd....................................... 120,300    2,070,263
   #West Holdings Corp....................................  35,300    1,077,510
    Wowow, Inc............................................     278    1,004,594
    Xebio Co., Ltd........................................ 144,600    3,031,670
    Yachiyo Industry Co., Ltd.............................   8,800       64,525
    Yamato International, Inc.............................  20,400       94,927
    Yellow Hat, Ltd.......................................  95,400    1,808,903
    Yonex Co., Ltd........................................  40,000      216,513
    Yorozu Corp...........................................  92,300    1,597,556
    Yutaka Giken Co., Ltd.................................   1,000       23,695
    Zenrin Co., Ltd....................................... 150,200    1,636,723
   #Zensho Holdings Co., Ltd.............................. 313,600    3,738,735
    Zojirushi Corp........................................  83,000      305,566
                                                                   ------------
 Total Consumer Discretionary.............................          467,638,617
                                                                   ------------
 Consumer Staples -- (8.3%)
    Aderans Co., Ltd......................................  45,000      645,581
    Aeon Hokkaido Corp.................................... 339,700    1,795,937
    Ain Pharmaciez, Inc...................................  68,500    2,978,238
    Arcs Co., Ltd......................................... 188,500    3,472,626
    Ariake Japan Co., Ltd................................. 102,000    2,389,346
    Artnature, Inc........................................  28,300      620,855
    Belc Co., Ltd.........................................  38,300      671,506
    Cawachi, Ltd..........................................  88,200    1,766,419
    Chubu Shiryo Co., Ltd................................. 110,700      595,331
   #Chuo Gyorui Co., Ltd..................................  93,000      206,911
    Coca-Cola Central Japan Co., Ltd...................... 293,164    3,916,548
    Cocokara fine, Inc....................................  83,960    2,611,046
    CREATE SD HOLDINGS Co., Ltd...........................  31,300    1,138,201
   #Daikokutenbussan Co., Ltd.............................  32,600      956,448
   #Dr Ci:Labo Co., Ltd...................................     632    1,685,904
   #Dydo Drinco, Inc......................................  49,800    1,931,354
    Echo Trading Co., Ltd.................................  11,000       88,731
   #Ensuiko Sugar Refining Co., Ltd.......................  40,000      119,865
    Ezaki Glico Co., Ltd.................................. 151,000    1,561,410
   #Fancl Corp............................................ 232,200    2,878,519
  #*First Baking Co., Ltd................................. 183,000      218,338
    Fuji Oil Co. Ltd/Osaka................................ 363,700    6,089,384
    Fujicco Co., Ltd...................................... 117,600    1,363,613
   #Fujiya Co., Ltd....................................... 363,000      700,046
    Hagoromo Foods Corp...................................  39,000      436,441
    Harashin Narus Holdings Co., Ltd......................  68,200    1,121,123
    Heiwado Co., Ltd...................................... 176,800    2,890,165
    Hohsui Corp...........................................  24,000       29,129
    Hokkaido Coca-Cola Bottling Co., Ltd..................  87,000      414,017
   #Hokuto Corp........................................... 127,300    2,272,614
    House Foods Corp......................................  22,600      363,104
    Inageya Co., Ltd...................................... 172,800    1,714,967
    Itochu-Shokuhin Co., Ltd..............................  27,400      915,875
    Itoham Foods, Inc..................................... 879,800    3,770,811
   #Iwatsuka Confectionery Co., Ltd.......................     300       12,997

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

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Consumer Staples -- (Continued)
    Izumiya Co., Ltd......................................   447,000 $2,012,064
    J-Oil Mills, Inc......................................   512,000  1,551,741
    Kakiyasu Honten Co., Ltd..............................    15,800    220,231
   #Kameda Seika Co., Ltd.................................    69,100  2,064,008
    KANSAI SUPER MARKET, Ltd..............................     2,300     20,525
    Kasumi Co., Ltd.......................................   234,300  1,482,526
    Kato Sangyo Co., Ltd..................................   113,200  2,379,020
    Kenko Mayonnaise Co., Ltd.............................    39,800    345,124
    KEY Coffee, Inc.......................................   101,600  1,591,155
    Kirindo Co., Ltd......................................    28,300    198,702
    Kose Corp.............................................   176,000  4,981,963
   #Kotobuki Spirits Co., Ltd.............................    11,400    151,236
   #Kusuri No Aoki Co., Ltd...............................    25,100  1,900,715
   #Kyodo Shiryo Co., Ltd.................................   408,000    440,988
   #Kyokuyo Co., Ltd......................................   392,000  1,039,228
   #Life Corp.............................................   183,400  2,285,891
   #Lion Corp.............................................    57,000    320,347
    Mandom Corp...........................................   105,200  3,733,443
    Marudai Food Co., Ltd.................................   520,000  1,650,297
   #Maruetsu, Inc. (The)..................................   375,000  1,171,193
    Maruha Nichiro Holdings, Inc.......................... 2,304,069  4,675,249
    Matsumotokiyoshi Holdings Co., Ltd....................   175,300  5,284,183
    Maxvalu Nishinihon Co., Ltd...........................     2,400     31,860
    Maxvalu Tokai Co., Ltd................................    57,500    743,377
    Medical System Network Co., Ltd.......................    78,200    329,601
    Megmilk Snow Brand Co., Ltd...........................   250,200  3,612,782
    Meito Sangyo Co., Ltd.................................    57,300    590,861
    Milbon Co., Ltd.......................................    50,514  1,693,600
    Ministop Co., Ltd.....................................    86,700  1,420,207
    Mitsubishi Shokuhin Co., Ltd..........................    87,800  2,213,011
    Mitsui Sugar Co., Ltd.................................   529,850  1,719,026
   #Miyoshi Oil & Fat Co., Ltd............................   375,000    542,951
    Morinaga & Co., Ltd................................... 1,075,000  2,226,829
    Morinaga Milk Industry Co., Ltd....................... 1,066,000  3,089,009
   #Morozoff, Ltd.........................................   134,000    437,796
    Nagatanien Co., Ltd...................................   125,000  1,132,806
    Nakamuraya Co., Ltd...................................   189,000    760,005
    Natori Co., Ltd.......................................    20,300    190,093
    Nichimo Co., Ltd......................................   170,000    303,277
    Nichirei Corp......................................... 1,377,000  6,624,782
   #Nihon Chouzai Co., Ltd................................    10,750    310,622
    Niitaka Co., Ltd......................................     7,260     73,577
    Nippon Beet Sugar Manufacturing Co., Ltd..............   619,000  1,104,997
    Nippon Flour Mills Co., Ltd...........................   668,000  3,473,739
   #Nippon Formula Feed Manufacturing Co., Ltd............   477,000    569,042
   *Nippon Suisan Kaisha, Ltd............................. 1,326,000  2,689,251
    Nisshin Oillio Group, Ltd. (The)......................   633,000  2,260,808
    Nissin Sugar Co., Ltd.................................    20,000    434,777
    Nitto Fuji Flour Milling Co., Ltd.....................    64,000    200,646
    Noevir Holdings Co., Ltd..............................    83,000  1,353,079
    Oenon Holdings, Inc...................................   316,000    715,613
   #OIE Sangyo Co., Ltd...................................    20,900    169,574
    Okuwa Co., Ltd........................................   120,000  1,133,302

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
                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
   Olympic Corp.........................................    64,900 $    449,665
   OUG Holdings, Inc....................................    18,000       35,085
   Pigeon Corp..........................................   191,600    9,012,991
  #Poplar Co., Ltd......................................    25,760      161,263
   Prima Meat Packers, Ltd..............................   874,000    1,693,006
   Qol Co., Ltd.........................................    39,100      208,427
   Riken Vitamin Co., Ltd...............................    79,200    1,963,823
   Rock Field Co., Ltd..................................    56,100    1,063,354
   Rokko Butter Co., Ltd................................    18,600      149,082
   S Foods, Inc.........................................    77,762      701,977
   S&B Foods, Inc.......................................     1,000        7,697
   Sakata Seed Corp.....................................   177,600    2,444,174
   San-A Co., Ltd.......................................    45,900    2,224,866
   Sapporo Holdings, Ltd................................ 1,874,000    6,741,383
  #Shoei Foods Corp.....................................    44,000      326,580
   Showa Sangyo Co., Ltd................................   524,000    1,587,941
   Sogo Medical Co., Ltd................................    27,700    1,118,242
   ST Corp..............................................    78,900      806,675
   Starzen Co., Ltd.....................................   328,000      860,034
   Takara Holdings, Inc.................................   702,500    5,952,640
  #Tobu Store Co., Ltd..................................   205,000      560,777
  #Toho Co. Ltd/Kobe....................................   194,000      705,119
  #Tohto Suisan Co., Ltd................................   138,000      198,381
   Torigoe Co., Ltd. (The)..............................    86,600      547,329
   Toyo Sugar Refining Co., Ltd.........................   157,000      153,697
   UNY Group Holdings Co., Ltd.......................... 1,032,800    6,631,510
   Uoriki Co., Ltd......................................     2,400       34,401
   Valor Co., Ltd.......................................   201,400    3,341,356
   Warabeya Nichiyo Co., Ltd............................    80,760    1,251,703
   Welcia Holdings Co., Ltd.............................    42,700    2,292,028
   Yaizu Suisankagaku Industry Co., Ltd.................    44,800      378,653
  #Yamatane Corp........................................   535,000      943,429
   Yamaya Corp..........................................    22,800      366,620
   Yaoko Co., Ltd.......................................    43,100    1,612,099
  #Yokohama Reito Co., Ltd..............................   238,400    1,864,766
   Yomeishu Seizo Co., Ltd..............................   100,000      823,820
   Yuasa Funashoku Co., Ltd.............................   112,000      260,574
 #*Yukiguni Maitake Co., Ltd............................    12,156       28,672
   Yutaka Foods Corp....................................     6,000      104,113
                                                                   ------------
Total Consumer Staples..................................            195,602,081
                                                                   ------------
Energy -- (0.8%)
   AOC Holdings, Inc....................................   293,100      952,807
  #BP Castrol KK........................................    66,500      280,383
  *Cosmo Oil Co., Ltd................................... 1,028,000    1,907,403
   Fuji Kosan Co., Ltd..................................    33,100      192,038
   Itochu Enex Co., Ltd.................................   302,200    1,525,785
   Japan Oil Transportation Co., Ltd....................    84,000      179,979
   Kanto Natural Gas Development, Ltd...................   155,000    1,309,414
 #*Kyoei Tanker Co., Ltd................................   111,000      250,698
   Mitsuuroko Holdings Co., Ltd.........................   195,800      954,825
   Modec, Inc...........................................    93,800    2,745,075
  #Nippon Gas Co., Ltd..................................   154,000    1,767,665

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
                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
   Nippon Seiro Co., Ltd.................................    64,000 $   152,745
  #Sala Corp.............................................   128,500     645,346
   San-Ai Oil Co., Ltd...................................   314,000   1,204,689
   Shinko Plantech Co., Ltd..............................   227,900   1,782,335
   Sinanen Co., Ltd......................................   268,000     987,179
   Toa Oil Co., Ltd......................................   427,000     444,432
  #Toyo Kanetsu KK.......................................   473,000   1,194,216
                                                                    -----------
Total Energy.............................................            18,477,014
                                                                    -----------
Financials -- (10.0%)
   77 Bank, Ltd. (The)...................................   116,000     560,356
   Aichi Bank, Ltd. (The)................................    54,200   2,464,434
   Airport Facilities Co., Ltd...........................   136,670     806,542
  #Aizawa Securities Co., Ltd............................   165,300   1,102,290
   Akita Bank, Ltd. (The)................................ 1,120,400   3,014,246
   Aomori Bank, Ltd. (The)............................... 1,131,000   2,952,853
   Asax Co., Ltd.........................................        17      27,481
  #Awa Bank, Ltd. (The).................................. 1,028,000   5,376,549
   Bank of Iwate, Ltd. (The).............................   100,700   4,431,310
   Bank of Kochi, Ltd. (The).............................   170,000     204,484
   Bank of Nagoya, Ltd. (The)............................   952,297   3,308,949
   Bank of Okinawa, Ltd. (The)...........................   109,800   4,495,284
   Bank of Saga, Ltd. (The)..............................   771,000   1,556,967
   Bank of the Ryukyus, Ltd..............................   226,180   2,913,290
  *Chiba Kogyo Bank, Ltd. (The)..........................   230,600   1,691,820
   Chukyo Bank, Ltd. (The)...............................   676,000   1,220,228
 #*Cosmos Initia Co., Ltd................................    61,100     414,780
   Daibiru Corp..........................................   311,100   3,262,896
   Daiichi Commodities Co., Ltd..........................    13,700      69,962
   Daiko Clearing Services Corp..........................    37,300     227,141
   Daikyo, Inc........................................... 1,923,000   5,775,860
   Daisan Bank, Ltd. (The)...............................   744,000   1,153,210
   Daishi Bank, Ltd. (The)............................... 1,910,000   6,462,299
   Daito Bank, Ltd. (The)................................   898,000     787,333
   Dream Incubator, Inc..................................        13      18,963
   Ehime Bank, Ltd. (The)................................   806,000   1,939,436
   Eighteenth Bank, Ltd. (The)........................... 1,093,000   2,495,253
   FIDEA Holdings Co., Ltd...............................   526,100   1,103,275
   Financial Products Group Co., Ltd.....................     7,200      85,391
   Fukui Bank, Ltd. (The)................................ 1,170,000   2,599,843
  #Fukushima Bank, Ltd. (The)............................ 1,368,000   1,045,168
   Fuyo General Lease Co., Ltd...........................    84,500   2,938,726
   Goldcrest Co., Ltd....................................   102,890   2,476,556
   Heiwa Real Estate Co., Ltd............................   252,000   4,030,693
   Higashi-Nippon Bank, Ltd. (The).......................   832,000   1,773,707
   Higo Bank, Ltd. (The).................................   992,000   5,821,271
   Hokkoku Bank, Ltd. (The).............................. 1,581,000   5,350,730
   Hokuetsu Bank, Ltd. (The)............................. 1,185,000   2,329,659
   Hyakugo Bank, Ltd. (The).............................. 1,385,609   5,493,184
   Hyakujushi Bank, Ltd. (The)........................... 1,437,000   4,435,949
   IBJ Leasing Co., Ltd..................................    69,100   2,041,131
  #Iwai Cosmo Holdings, Inc..............................   105,900   1,430,235
  #Jimoto Holdings, Inc..................................   132,800     272,087

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
                                                            SHARES    VALUE++
                                                           --------- ----------
 Financials -- (Continued)
    Jowa Holdings Co., Ltd................................    35,000 $  855,092
    Juroku Bank, Ltd. (The)............................... 1,829,000  6,711,717
    Kabuki-Za Co., Ltd....................................    39,000  1,970,722
    Kagoshima Bank, Ltd. (The)............................   878,000  5,736,924
    Kansai Urban Banking Corp.............................   728,000    801,316
    Keihanshin Building Co., Ltd..........................   121,000    668,480
    Keiyo Bank, Ltd. (The)................................ 1,030,000  5,404,555
    Kita-Nippon Bank, Ltd. (The)..........................    50,006  1,156,764
    Kiyo Holdings, Inc.................................... 3,822,900  5,298,608
    Kobayashi Yoko Co., Ltd...............................    60,300    159,885
    Kosei Securities Co., Ltd.............................    47,000    129,575
    Kyokuto Securities Co., Ltd...........................     9,100    154,966
   #Land Business Co., Ltd................................    54,200    301,887
    Marusan Securities Co., Ltd...........................   385,500  2,742,687
    Michinoku Bank, Ltd. (The)............................   795,000  1,515,284
    Mie Bank, Ltd. (The)..................................   421,000    867,017
    Minato Bank, Ltd. (The)............................... 1,076,000  1,821,630
   #Mito Securities Co., Ltd..............................   274,000  1,332,158
    Miyazaki Bank, Ltd. (The).............................   938,000  2,687,567
    Monex Group, Inc......................................     2,172    875,834
   #Money Partners Group Co., Ltd.........................       524    149,029
    Musashino Bank, Ltd. (The)............................   187,600  6,663,415
    Nagano Bank, Ltd. (The)...............................   496,000    874,958
    Nanto Bank, Ltd. (The)................................   806,000  3,073,473
    New Real Property K.K.................................    43,900         --
    Nisshin Fudosan Co....................................   105,500    688,306
    North Pacific Bank, Ltd............................... 1,046,200  4,041,140
    Ogaki Kyoritsu Bank, Ltd. (The)....................... 1,862,000  5,446,900
    Oita Bank, Ltd. (The).................................   973,900  2,899,040
    Okasan Securities Group, Inc..........................   396,000  3,413,327
    Relo Holdings, Inc....................................    29,500  1,443,137
    Ricoh Leasing Co., Ltd................................    97,500  2,681,941
    San-In Godo Bank, Ltd. (The)..........................   925,000  6,985,567
    Sawada Holdings Co., Ltd..............................    62,100    648,888
    Senshu Ikeda Holdings, Inc............................   885,200  4,466,833
    Shiga Bank, Ltd. (The)................................   463,000  2,638,517
    Shikoku Bank, Ltd. (The).............................. 1,014,000  2,312,182
    SHIMANE BANK, Ltd. / THE..............................    15,600    203,479
    Shimizu Bank, Ltd. (The)..............................    46,300  1,241,299
    Sumitomo Real Estate Sales Co., Ltd...................    37,820  2,043,443
    Taiko Bank, Ltd. (The)................................   189,000    408,270
    Takagi Securities Co., Ltd............................   183,000    745,728
   #Takara Leben Co., Ltd.................................   444,000  1,552,268
    TOC Co., Ltd..........................................   435,250  3,066,173
    Tochigi Bank, Ltd. (The)..............................   745,000  2,808,784
    Toho Bank, Ltd. (The)................................. 1,264,200  3,723,493
    Tohoku Bank, Ltd. (The)...............................   541,000    777,871
    Tokai Tokyo Financial Holdings, Inc...................   408,700  3,030,768
    Tokyo Rakutenchi Co., Ltd.............................   218,000  1,047,431
   #Tokyo Theatres Co., Inc...............................   380,000    576,489
    Tokyo Tomin Bank, Ltd. (The)..........................   204,700  2,110,816
   #Tokyu Livable, Inc....................................   115,400  2,318,651
    Tomato Bank, Ltd......................................   476,000    849,254

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
                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
   TOMONY Holdings, Inc.................................   845,450 $  3,013,995
  #Tosei Corp...........................................    46,800      315,955
   Tottori Bank, Ltd. (The).............................   332,000      612,303
   Towa Bank, Ltd. (The)................................ 1,602,000    1,486,923
  #Toyo Securities Co., Ltd.............................   380,000    1,241,112
   Tsukuba Bank, Ltd. (The).............................   459,800    1,527,326
   Yachiyo Bank, Ltd. (The).............................    67,500    1,923,571
   Yamagata Bank, Ltd. (The)............................   797,500    3,413,438
   Yamanashi Chuo Bank, Ltd. (The)......................   922,000    3,685,155
                                                                   ------------
Total Financials........................................            235,305,137
                                                                   ------------
Health Care -- (4.2%)
   A.S. One Corp........................................    75,868    1,771,751
   ASKA Pharmaceutical Co., Ltd.........................   131,000      889,036
   BML, Inc.............................................    60,100    1,563,481
  #CMIC Holdings Co., Ltd...............................    63,300    1,225,411
   Create Medic Co., Ltd................................    28,000      245,850
   Daito Pharmaceutical Co., Ltd........................    42,000      600,353
  #Eiken Chemical Co., Ltd..............................    91,000    1,516,340
  #EPS Corp.............................................     1,606    1,891,112
   FALCO SD HOLDINGS Co., Ltd...........................    38,700      539,501
   Fuji Pharma Co., Ltd.................................    34,900      662,080
   Fuso Pharmaceutical Industries, Ltd..................   427,000    1,335,606
   Hitachi Medical Corp.................................    86,000    1,038,374
   Hogy Medical Co., Ltd................................    66,500    3,792,540
   Iwaki & Co., Ltd.....................................   122,000      234,106
   Japan Medical Dynamic Marketing, Inc.................    44,900      111,645
  #JMS Co., Ltd.........................................   156,000      512,003
   Kaken Pharmaceutical Co., Ltd........................   415,000    6,436,776
   Kawasumi Laboratories, Inc...........................    67,700      445,748
   Kissei Pharmaceutical Co., Ltd.......................   106,300    2,062,732
   KYORIN Holdings, Inc.................................   214,000    4,666,508
  #Mani, Inc............................................    12,100      453,974
  #Message Co., Ltd.....................................       814    1,995,745
  #Mochida Pharmaceutical Co., Ltd......................   317,000    3,980,531
   Nagaileben Co., Ltd..................................    58,000      966,716
   Nakanishi, Inc.......................................     3,600      496,749
   Nichi-iko Pharmaceutical Co., Ltd....................    33,800      726,812
   Nichii Gakkan Co.....................................   260,500    2,319,962
  #Nihon Kohden Corp....................................   180,100    7,567,181
  #Nikkiso Co., Ltd.....................................   350,000    4,386,006
   Nippon Chemiphar Co., Ltd............................   159,000      839,733
   Nippon Shinyaku Co., Ltd.............................   265,000    4,511,221
  #Nipro Corp...........................................   372,600    3,572,805
   Nissui Pharmaceutical Co., Ltd.......................    70,500      793,573
   Paramount Bed Holdings Co., Ltd......................    50,000    1,665,098
   Rion Co., Ltd........................................     5,000       50,890
   Rohto Pharmaceutical Co., Ltd........................   463,000    6,390,127
  #Sawai Pharmaceutical Co., Ltd........................    13,900    1,683,205
   Seikagaku Corp.......................................   179,800    2,449,641
   Ship Healthcare Holdings, Inc........................   184,300    6,802,545
  #Shofu, Inc...........................................    24,800      214,673
   Software Service, Inc................................    11,200      324,582

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
                                                           SHARES     VALUE++
                                                          --------- -----------
Health Care -- (Continued)
   Taiko Pharmaceutical Co., Ltd.........................    40,700 $   522,931
   Techno Medica Co., Ltd................................        58     360,883
   Toho Holdings Co., Ltd................................   259,600   4,493,690
   Tokai Corp/Gifu.......................................    42,200   1,162,062
   Torii Pharmaceutical Co., Ltd.........................    65,200   1,660,977
  #Towa Pharmaceutical Co., Ltd..........................    51,200   2,162,141
   Tsukui Corp...........................................   170,000   1,696,993
   Vital KSK Holdings, Inc...............................   184,400   1,329,035
 #*Wakamoto Pharmaceutical Co., Ltd......................   107,000     312,072
  #ZERIA Pharmaceutical Co., Ltd.........................   108,000   1,655,997
                                                                    -----------
Total Health Care........................................            99,089,503
                                                                    -----------
Industrials -- (25.8%)
 #*A&A Material Corp.....................................   235,000     225,003
   Advan Co., Ltd........................................    96,200   1,095,573
   Advanex, Inc..........................................    73,000      74,401
  #Aeon Delight Co., Ltd.................................    37,900     691,849
   Aica Kogyo Co., Ltd...................................   277,300   5,352,961
   Aichi Corp............................................   172,400     906,567
   Aida Engineering, Ltd.................................   302,300   2,381,030
  #Alinco, Inc...........................................    47,300     400,558
   Alps Logistics Co., Ltd...............................    50,700     538,309
   Altech Corp...........................................    43,850     452,910
   Anest Iwata Corp......................................   169,000     827,207
   Asahi Diamond Industrial Co., Ltd.....................   303,800   3,135,228
   Asahi Kogyosha Co., Ltd...............................   124,000     430,443
 #*Asanuma Corp..........................................   796,000     567,642
   Asia Air Survey Co., Ltd..............................    26,000      79,694
   Asunaro Aoki Construction Co., Ltd....................   154,000     899,958
   Bando Chemical Industries, Ltd........................   452,000   1,607,634
  #Benefit One, Inc......................................       491     850,486
   Bunka Shutter Co., Ltd................................   284,000   1,616,196
   Central Glass Co., Ltd................................ 1,089,000   3,428,739
   Central Security Patrols Co., Ltd.....................    43,700     404,775
   Chiyoda Integre Co., Ltd..............................    46,300     656,728
   Chudenko Corp.........................................   130,500   1,617,248
  #Chugai Ro Co., Ltd....................................   384,000     951,940
   CKD Corp..............................................   322,100   2,455,783
  #Cosel Co., Ltd........................................   123,600   1,424,545
   CTI Engineering Co., Ltd..............................    59,600     449,615
   Dai-Dan Co., Ltd......................................   156,000     807,101
  #Daido Kogyo Co., Ltd..................................   153,000     371,322
   Daifuku Co., Ltd......................................   505,000   4,611,601
   Daihatsu Diesel Manufacturing Co., Ltd................    68,000     276,708
   Daihen Corp...........................................   586,000   2,309,359
   Daiho Corp............................................   763,000   1,017,799
   Daiichi Jitsugyo Co., Ltd.............................   238,000     953,540
   Daiki Ataka Engineering Co., Ltd......................    63,000     231,197
  #Daiseki Co., Ltd......................................   200,163   3,506,353
   Daiseki Eco. Solution Co., Ltd........................        72     114,305
   Daiwa Industries, Ltd.................................   178,000   1,099,450
 #*DANTO HOLDINGS Corp...................................   165,000     175,065
   Denyo Co., Ltd........................................    85,100   1,208,327

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
                                                            SHARES    VALUE++
                                                           --------- ----------
 Industrials -- (Continued)
    Dijet Industrial Co., Ltd.............................    80,000 $  123,258
    DMW Corp..............................................     4,800     76,981
    Duskin Co., Ltd.......................................   262,400  4,888,809
    Ebara Jitsugyo Co., Ltd...............................    35,500    471,502
   #Eidai Co., Ltd........................................    68,000    277,428
    Emori & Co., Ltd......................................    24,300    358,456
    en-japan, Inc.........................................       475    842,621
  #*Enshu, Ltd............................................   263,000    385,319
   *Fudo Tetra Corp.......................................   801,700  1,233,280
    Fujikura, Ltd......................................... 2,032,000  7,408,743
  #*Fujisash Co., Ltd.....................................   296,200    739,096
    Fujitec Co., Ltd......................................   379,000  3,596,339
   #Fukuda Corp...........................................   511,000  1,616,675
    Fukushima Industries Corp.............................    66,400    989,460
    Fukuyama Transporting Co., Ltd........................   666,400  4,057,659
    Funai Consulting, Inc.................................   112,400    822,853
    Furukawa Co., Ltd..................................... 1,747,000  3,487,811
    Furukawa Electric Co., Ltd............................ 2,638,000  6,368,398
   #Furusato Industries, Ltd..............................    50,600    486,509
    Futaba Corp...........................................   154,300  1,808,388
   #Gecoss Corp...........................................   112,400    637,157
    Glory, Ltd............................................   264,500  6,199,460
    Hamakyorex Co., Ltd...................................    39,100  1,286,585
    Hanwa Co., Ltd........................................ 1,084,000  4,464,094
    Harmonic Drive Systems, Inc...........................       700     14,787
    Hazama Ando Corp......................................   763,500  1,655,940
    Hibiya Engineering, Ltd...............................   131,300  1,406,429
    Hisaka Works, Ltd.....................................   115,000    974,271
    Hitachi Koki Co., Ltd.................................   291,400  2,146,129
   #Hitachi Metals Techno, Ltd............................    56,500    494,858
    Hitachi Zosen Corp.................................... 4,397,500  6,719,457
    Hokuetsu Industries Co., Ltd..........................    85,000    233,213
    Hokuriku Electrical Construction Co., Ltd.............    64,000    219,318
    Hosokawa Micron Corp..................................   166,000  1,151,780
    Howa Machinery, Ltd...................................    70,500    632,141
   #Ichiken Co., Ltd......................................    87,000    142,905
    ICHINEN HOLDINGS Co., Ltd.............................   100,300    685,263
   #Idec Corp.............................................   149,200  1,344,357
    Iino Kaiun Kaisha, Ltd................................   260,200  1,370,593
    Inaba Denki Sangyo Co., Ltd...........................   116,100  3,191,506
    Inaba Seisakusho Co., Ltd.............................    58,800    860,463
    Inabata & Co., Ltd....................................   317,300  2,595,768
  #*Inui Steamship Co., Ltd...............................   128,800    431,408
   #Inui Warehouse Co., Ltd...............................    13,800    125,317
   #Iseki & Co., Ltd...................................... 1,003,000  3,450,093
    Ishii Iron Works Co., Ltd.............................    57,000    132,441
    Itoki Corp............................................   205,900    982,674
  #*Iwasaki Electric Co., Ltd.............................   367,000    725,415
    Iwatani Corp.......................................... 1,022,000  3,748,448
    Jalux, Inc............................................    40,800    413,946
    Jamco Corp............................................    80,000    849,950
    Japan Airport Terminal Co., Ltd.......................   222,400  4,158,895
   #Japan Foundation Engineering Co., Ltd.................   162,500    492,473

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Industrials -- (Continued)
    Japan Pulp & Paper Co., Ltd...........................   469,000 $1,469,234
    Japan Transcity Corp..................................   249,000    858,136
    JK Holdings Co., Ltd..................................    92,540    488,701
    Kamei Corp............................................   153,000  1,124,817
    Kanaden Corp..........................................   116,000    739,906
    Kanagawa Chuo Kotsu Co., Ltd..........................   192,000    975,391
    Kanamoto Co., Ltd.....................................   135,000  2,844,645
    Kandenko Co., Ltd.....................................   562,000  2,825,589
  #*Kanematsu Corp........................................ 2,253,625  2,456,055
  #*Kanematsu-NNK Corp....................................   125,000    192,336
    Katakura Industries Co., Ltd..........................   132,100  1,555,206
   #Kato Works Co., Ltd...................................   296,000  1,257,618
   #KAWADA TECHNOLOGIES, Inc..............................    62,300  1,816,813
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    99,000    267,547
   #Kawasaki Kisen Kaisha, Ltd............................ 3,682,000  7,527,732
   #Keihin Co. Ltd/Minato-Ku Tokyo Japan..................   245,000    392,053
   *KI Holdings Co., Ltd..................................    54,000    108,604
   #Kimura Chemical Plants Co., Ltd.......................    33,700    191,043
    King Jim Co., Ltd.....................................    30,400    216,040
   #Kinki Sharyo Co., Ltd.................................   185,000    598,337
    Kintetsu World Express, Inc...........................    82,800  3,129,694
    Kitagawa Iron Works Co., Ltd..........................   475,000    740,569
    Kitano Construction Corp..............................   242,000    513,798
    Kitazawa Sangyo Co., Ltd..............................    54,500     96,749
    Kito Corp.............................................    45,100    675,581
    Kitz Corp.............................................   508,700  2,431,141
    Koike Sanso Kogyo Co., Ltd............................   149,000    343,165
    Kokusai Co., Ltd......................................    19,600    184,541
    Kokuyo Co., Ltd.......................................   448,325  3,287,386
    KOMAIHALTEC, Inc......................................   200,000    426,035
    Komatsu Wall Industry Co., Ltd........................    48,300    905,606
    Komori Corp...........................................   407,800  5,114,630
    Kondotec, Inc.........................................   114,100    680,518
  #*Kosaido Co., Ltd......................................   284,200  1,461,505
    KRS Corp..............................................    37,200    361,235
   *Kumagai Gumi Co., Ltd.................................   852,800    834,162
   #Kuroda Electric Co., Ltd..............................   174,000  2,423,542
    Kyodo Printing Co., Ltd...............................   540,000  1,497,529
   *Kyokuto Boeki Kaisha, Ltd.............................    58,000    116,356
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   210,100  2,173,887
    Kyoritsu Printing Co., Ltd............................     5,400     13,435
    Kyosan Electric Manufacturing Co., Ltd................   278,000    953,107
    Kyowa Exeo Corp.......................................   482,300  5,316,865
    Kyudenko Corp.........................................   225,000  1,010,296
   *Lonseal Corp..........................................   116,000    133,570
    Maeda Corp............................................   845,000  4,423,698
    Maeda Road Construction Co., Ltd......................   360,000  5,902,959
    Maezawa Industries, Inc...............................    35,700    128,429
    Maezawa Kasei Industries Co., Ltd.....................    50,700    516,770
    Maezawa Kyuso Industries Co., Ltd.....................    52,800    673,671
    Makino Milling Machine Co., Ltd.......................   576,000  3,352,686
    Marubeni Construction Material Lease Co., Ltd.........    75,000    126,839
    Marufuji Sheet Piling Co., Ltd........................     7,000     15,076

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Industrials -- (Continued)
    Maruka Machinery Co., Ltd.............................    28,100 $  342,133
    Maruwn Corp...........................................    14,200     34,451
   #Maruyama Manufacturing Co., Inc.......................   237,000    620,066
    Maruzen Showa Unyu Co., Ltd...........................   309,000  1,058,274
    Matsuda Sangyo Co., Ltd...............................    82,582  1,081,198
    Matsui Construction Co., Ltd..........................   128,600    433,959
    Max Co., Ltd..........................................   197,000  2,296,079
   #Meidensha Corp........................................   984,050  3,165,521
   #Meiji Shipping Co., Ltd...............................   114,200    448,819
    Meisei Industrial Co., Ltd............................   218,000    886,412
   #Meitec Corp...........................................   156,900  4,240,007
    Meito Transportation Co., Ltd.........................    22,000    141,523
   #Meiwa Corp............................................   166,400    554,744
    Mesco, Inc............................................    23,000    138,309
   #Minebea Co., Ltd...................................... 1,975,000  7,740,798
    Mirait Holdings Corp..................................   355,485  3,291,539
    Mitani Corp...........................................    61,500  1,059,896
  #*Mitsubishi Kakoki Kaisha, Ltd.........................   369,000    650,126
    Mitsubishi Nichiyu Forklift Co., Ltd..................   146,000    686,249
    Mitsubishi Pencil Co., Ltd............................   104,500  2,217,076
    Mitsuboshi Belting Co., Ltd...........................   296,000  1,382,603
    Mitsui Engineering & Shipbuilding Co., Ltd............ 4,072,000  7,213,887
   #Mitsui Matsushima Co., Ltd............................   737,000  1,043,528
    Mitsui-Soko Co., Ltd..................................   220,000  1,012,398
    Mitsumura Printing Co., Ltd...........................    93,000    245,844
   #Miura Co., Ltd........................................   157,300  4,280,069
  #*Miyaji Engineering Group, Inc.........................   674,175  1,064,289
   #Mori Seiki Co., Ltd...................................   541,700  7,015,002
    Morita Holdings Corp..................................   239,000  2,036,384
    Moshi Moshi Hotline, Inc..............................   240,800  2,998,723
    NAC Co., Ltd..........................................    50,800    900,045
   #Nachi-Fujikoshi Corp..................................   913,000  4,001,380
    Nagase & Co., Ltd.....................................    23,400    303,803
    Nakabayashi Co., Ltd..................................   217,000    449,236
    Nakano Corp...........................................     5,500     11,607
    Namura Shipbuilding Co., Ltd..........................   154,000  1,246,195
    Narasaki Sangyo Co., Ltd..............................    56,000    105,624
    NDS Co., Ltd..........................................   231,000    648,084
    NEC Capital Solutions, Ltd............................    45,100  1,197,089
   #Nichias Corp..........................................   553,000  3,614,593
    Nichiban Co., Ltd.....................................   122,000    485,259
    Nichiden Corp.........................................    24,500    555,074
    Nichiha Corp..........................................   132,380  1,958,309
    Nichireki Co., Ltd....................................   138,000    877,235
   #Nihon M&A Center, Inc.................................    42,900  2,848,938
    Nihon Trim Co., Ltd...................................    12,000  1,147,399
    Nikkato Corp..........................................       700      3,300
    Nikko Co., Ltd........................................   149,000    534,913
    Nippo Corp............................................   315,000  5,361,852
   #Nippon Carbon Co., Ltd................................   663,000  1,195,427
   *Nippon Conveyor Co., Ltd..............................   194,000    152,328
    Nippon Densetsu Kogyo Co., Ltd........................   195,000  1,881,656
    Nippon Filcon Co., Ltd................................    70,900    281,899

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Industrials -- (Continued)
    Nippon Hume Corp......................................   112,000 $  695,593
   #Nippon Jogesuido Sekkei Co., Ltd......................    29,500    362,080
   #Nippon Kanzai Co., Ltd................................    43,000    645,939
    Nippon Koei Co., Ltd..................................   372,000  1,350,557
    Nippon Konpo Unyu Soko Co., Ltd.......................   313,300  5,004,182
   #Nippon Parking Development Co., Ltd...................     7,887    609,476
    Nippon Rietec Co., Ltd................................     7,000     48,447
    Nippon Road Co., Ltd. (The)...........................   395,000  2,129,871
    Nippon Seisen Co., Ltd................................   103,000    472,514
   #Nippon Sharyo, Ltd....................................   391,000  2,166,107
  #*Nippon Sheet Glass Co., Ltd........................... 5,424,000  5,685,228
    Nippon Signal Co., Ltd................................   291,200  2,092,273
   #Nippon Steel Trading Co., Ltd.........................   294,000    845,060
    Nippon Thompson Co., Ltd..............................   375,000  1,792,064
    Nippon Tungsten Co., Ltd..............................    62,000     90,472
    Nishi-Nippon Railroad Co., Ltd........................   285,000  1,084,295
    Nishimatsu Construction Co., Ltd...................... 1,855,000  4,343,237
    Nishio Rent All Co., Ltd..............................    84,700  1,777,185
    Nissei ASB Machine Co., Ltd...........................     6,900    103,566
   #Nissei Corp...........................................    37,900    339,978
    Nissei Plastic Industrial Co., Ltd....................   265,600  1,982,729
    Nisshinbo Holdings, Inc...............................   797,000  6,134,165
    Nissin Corp...........................................   377,000  1,084,299
   #Nissin Electric Co., Ltd..............................   284,000  1,708,663
    Nitchitsu Co., Ltd....................................    20,000     32,855
    Nitta Corp............................................   112,800  2,199,780
    Nitto Boseki Co., Ltd.................................   838,000  2,908,168
    Nitto Kogyo Corp......................................   149,000  2,467,481
    Nitto Kohki Co., Ltd..................................    68,300  1,266,186
    Nitto Seiko Co., Ltd..................................   138,000    461,610
    Nittoc Construction Co., Ltd..........................   148,000    471,810
   #Nittoku Engineering Co., Ltd..........................    79,500    762,282
    Noda Corp.............................................   158,100    880,580
    Nomura Co., Ltd.......................................   220,000  2,030,855
    Noritake Co. Ltd/Nagoya Japan.........................   588,000  1,523,073
    Noritz Corp...........................................   164,200  2,771,134
  #*NS United Kaiun Kaisha, Ltd...........................   574,000    952,451
  #*NTN Corp.............................................. 2,638,000  8,635,158
    Obara Group, Inc......................................    58,700  1,774,286
    Obayashi Road Corp....................................   175,000    691,289
   #Oiles Corp............................................   136,742  2,753,732
    Okabe Co., Ltd........................................   217,600  2,336,818
   *Okamoto Machine Tool Works, Ltd.......................   166,000    197,932
    Okamura Corp..........................................   364,900  2,482,198
   *OKI Electric Cable Co., Ltd...........................    90,000    136,855
    OKK Corp..............................................   404,000    592,714
    OKUMA Corp............................................   792,000  5,841,627
    Okumura Corp..........................................   951,400  3,685,274
    Onoken Co., Ltd.......................................    75,600    713,161
    Organo Corp...........................................   221,000  1,149,652
   #OSG Corp..............................................   401,700  6,156,124
   #Outsourcing, Inc......................................    10,600     95,009
   #Oyo Corp..............................................   109,600  1,609,640

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Industrials -- (Continued)
   #Pasco Corp............................................   107,000 $  386,515
    Pasona Group, Inc.....................................     1,065    713,384
    Penta-Ocean Construction Co., Ltd..................... 1,646,000  3,991,488
    Pilot Corp............................................    81,100  2,728,981
    Prestige International, Inc...........................    32,600    448,774
    Pronexus, Inc.........................................   133,200    842,074
   #PS Mitsubishi Construction Co., Ltd...................    35,200    141,267
    Raito Kogyo Co., Ltd..................................   286,500  2,110,599
    Rheon Automatic Machinery Co., Ltd....................    64,000    157,229
   #Ryobi, Ltd............................................   710,200  2,276,197
   #Sakai Heavy Industries, Ltd...........................   224,000    606,601
    Sakai Moving Service Co., Ltd.........................     9,000    239,812
    Sanki Engineering Co., Ltd............................   340,000  1,917,063
   #Sanko Metal Industrial Co., Ltd.......................   136,000    305,175
    Sankyo Tateyama, Inc..................................   171,000  3,515,748
    Sankyu, Inc........................................... 1,517,000  5,291,426
    Sanritsu Corp.........................................     9,500     50,874
    Sanwa Holdings Corp................................... 1,215,000  6,685,506
    Sanyo Denki Co., Ltd..................................   223,000  1,658,110
    Sanyo Engineering & Construction, Inc.................    48,000    215,621
    Sanyo Industries, Ltd.................................    99,000    186,854
  #*Sasebo Heavy Industries Co., Ltd......................   701,000    635,327
   #Sata Construction Co., Ltd............................   384,000    293,539
   #Sato Holdings Corp....................................   115,100  2,047,504
    Sato Shoji Corp.......................................    65,300    367,164
    SBS Holdings, Inc.....................................     5,100     53,281
   #Secom Joshinetsu Co., Ltd.............................    33,900    865,221
    Seibu Electric Industry Co., Ltd......................    67,000    289,062
    Seika Corp............................................   322,000    774,914
  #*Seikitokyu Kogyo Co., Ltd.............................   713,000    530,076
   #Seino Holdings Co., Ltd...............................   741,000  6,645,828
    Sekisui Jushi Corp....................................   168,000  2,220,461
   #Senko Co., Ltd........................................   497,000  2,594,236
    Senshu Electric Co., Ltd..............................    37,300    439,203
    Shibusawa Warehouse Co., Ltd. (The)...................   265,000  1,157,906
    Shibuya Kogyo Co., Ltd................................    80,200    691,757
    Shima Seiki Manufacturing, Ltd........................   152,300  3,035,632
    Shin Nippon Air Technologies Co., Ltd.................    88,780    525,715
    Shin-Keisei Electric Railway Co., Ltd.................   182,000    709,594
    Shinmaywa Industries, Ltd.............................   473,000  3,891,628
   #Shinnihon Corp........................................   194,800    579,740
    Shinsho Corp..........................................   254,000    496,704
    Shinwa Co. Ltd/Nagoya.................................     8,400    102,426
    Shoko Co., Ltd........................................   390,000    525,191
   #Showa Aircraft Industry Co., Ltd......................    47,000    428,151
   #Sinfonia Technology Co., Ltd..........................   574,000    906,899
    Sinko Industries, Ltd.................................    73,000    684,238
    Sintokogio, Ltd.......................................   256,700  2,015,413
    Soda Nikka Co., Ltd...................................    67,000    279,098
   #Sodick Co., Ltd.......................................   259,300  1,252,339
    Sohgo Security Services Co., Ltd......................   338,100  6,029,199
    Sotetsu Holdings, Inc.................................   625,000  2,267,889
    Space Co., Ltd........................................    73,420    837,206

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Industrials -- (Continued)
    Srg Takamiya Co., Ltd.................................     5,100 $   39,572
    Subaru Enterprise Co., Ltd............................    59,000    190,265
    Sugimoto & Co., Ltd...................................    34,100    302,361
    Sumikin Bussan Corp...................................   545,000  1,645,359
    Sumitomo Densetsu Co., Ltd............................    98,100  1,334,128
  #*Sumitomo Mitsui Construction Co., Ltd................. 1,744,000  1,421,314
    Sumitomo Precision Products Co., Ltd..................   180,000    761,183
    Sumitomo Warehouse Co., Ltd. (The)....................   754,000  4,307,734
   *SWCC Showa Holdings Co., Ltd.......................... 1,732,000  1,359,501
    Tadano, Ltd...........................................   320,579  4,678,983
    Taihei Dengyo Kaisha, Ltd.............................   193,000  1,370,532
    Taihei Kogyo Co., Ltd.................................   274,000    960,519
    Taiheiyo Kouhatsu, Inc................................   353,000    348,500
    Taikisha, Ltd.........................................   162,300  3,917,214
    Takada Kiko Co., Ltd..................................    90,000    185,326
    Takano Co., Ltd.......................................    51,100    240,950
   #Takaoka Toko Holdings Co., Ltd........................    44,820    815,732
    Takara Printing Co., Ltd..............................    38,055    270,179
    Takara Standard Co., Ltd..............................   509,000  3,728,172
    Takasago Thermal Engineering Co., Ltd.................   326,200  2,811,518
   #Takashima & Co., Ltd..................................   192,000    541,939
   #Takeei Corp...........................................    83,400  1,112,918
   #Takeuchi Manufacturing Co., Ltd.......................    66,400  1,263,741
    Takigami Steel Construction Co., Ltd. (The)...........    50,000    201,478
    Takisawa Machine Tool Co., Ltd........................   349,000    511,897
    Takuma Co., Ltd.......................................   392,000  2,993,176
   #Tanseisha Co., Ltd....................................   106,000    682,650
   #Tatsuta Electric Wire and Cable Co., Ltd..............   260,200  2,018,234
    TECHNO ASSOCIE Co., Ltd...............................    58,400    656,602
    Techno Ryowa, Ltd.....................................    71,390    324,427
    Teikoku Electric Manufacturing Co., Ltd...............    35,300    912,017
    Teikoku Sen-I Co., Ltd................................   119,000    965,045
  #*Tekken Corp...........................................   763,000    870,999
    Temp Holdings Co., Ltd................................    48,600  1,242,344
    Teraoka Seisakusho Co., Ltd...........................    53,600    217,770
   *Toa Corp.............................................. 1,060,000  1,426,098
   #TOA ROAD Corp.........................................   246,000  1,040,197
  #*Tobishima Corp........................................   640,500    665,832
    Tocalo Co., Ltd.......................................    81,900  1,081,290
    Toda Corp............................................. 1,127,000  3,204,506
    Toenec Corp...........................................   212,000  1,124,698
    TOKAI Holdings Corp...................................   484,300  1,646,070
    Tokai Lease Co., Ltd..................................   154,000    279,777
    Tokyo Energy & Systems, Inc...........................   143,000    705,557
   #Tokyo Keiki, Inc......................................   319,000    667,470
    Tokyo Sangyo Co., Ltd.................................    81,000    260,264
    Tokyu Community Corp..................................    32,900  1,496,636
   *Tokyu Construction Co., Ltd...........................   462,780  1,103,484
    Toli Corp.............................................   252,000    480,362
   #Tomoe Corp............................................   150,100    513,756
   #Tomoe Engineering Co., Ltd............................    36,200    547,546
    Tonami Holdings Co., Ltd..............................   331,000    711,991
    Toppan Forms Co., Ltd.................................   275,100  2,372,498

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
   Torishima Pump Manufacturing Co., Ltd................   111,200 $    982,471
   Toshiba Machine Co., Ltd.............................   641,000    2,959,352
   Toshiba Plant Systems & Services Corp................   228,450    3,712,426
  #Tosho Printing Co., Ltd..............................   243,000      607,260
   Totetsu Kogyo Co., Ltd...............................   140,300    2,566,345
  #Toyo Construction Co., Ltd...........................   340,800      830,160
  #Toyo Denki Seizo - Toyo Electric Manufacturing Co.,
    Ltd.................................................   213,000      647,635
   Toyo Engineering Corp................................   610,400    2,817,229
   Toyo Machinery & Metal Co., Ltd......................    42,400      141,938
  #Toyo Tanso Co., Ltd..................................    68,900    1,123,914
  #Toyo Wharf & Warehouse Co., Ltd......................   315,000      578,479
   Trancom Co., Ltd.....................................    38,400    1,125,600
   Trinity Industrial Corp..............................    19,000       67,925
   Trusco Nakayama Corp.................................   107,400    2,175,359
   Tsubakimoto Chain Co.................................   779,700    4,816,494
   Tsubakimoto Kogyo Co., Ltd...........................   117,000      309,229
 #*Tsudakoma Corp.......................................   272,000      431,916
  #Tsugami Corp.........................................   368,000    1,785,177
   Tsukishima Kikai Co., Ltd............................   127,000    1,356,086
   Tsurumi Manufacturing Co., Ltd.......................    94,000      894,521
   TTK Co., Ltd.........................................    62,000      284,799
   Uchida Yoko Co., Ltd.................................   331,000      850,645
  #Ueki Corp............................................   364,000      638,300
   Union Tool Co........................................    64,700    1,240,005
   Ushio, Inc...........................................   212,700    2,609,647
   Utoc Corp............................................    92,900      317,512
 #*Wakachiku Construction Co., Ltd...................... 1,204,000    1,165,104
   Wakita & Co., Ltd....................................   150,000    1,616,878
  #Weathernews, Inc.....................................    37,900      909,712
   Yahagi Construction Co., Ltd.........................   147,200      625,474
   YAMABIKO Corp........................................    34,482      931,925
   Yamato Corp..........................................    82,000      287,746
   Yamaura Corp.........................................    28,000       80,164
   Yamazen Corp.........................................   305,500    1,893,927
   Yasuda Warehouse Co., Ltd. (The).....................   100,100      903,804
   Yokogawa Bridge Holdings Corp........................   170,400    2,055,276
   Yondenko Corp........................................   132,800      485,365
   Yuasa Trading Co., Ltd...............................   996,000    1,765,925
   Yuken Kogyo Co., Ltd.................................   176,000      394,502
   Yurtec Corp..........................................   256,000      783,356
  #Yusen Logistics Co., Ltd.............................   103,200      930,823
  #Yushin Precision Equipment Co., Ltd..................    37,134      683,232
                                                                   ------------
Total Industrials.......................................            605,879,753
                                                                   ------------
Information Technology -- (9.3%)
   A&D Co., Ltd.........................................    94,100      627,246
   Ai Holdings Corp.....................................   255,500    2,185,217
   Aichi Tokei Denki Co., Ltd...........................   192,000      556,155
  #Aiphone Co., Ltd.....................................    81,200    1,298,618
  #Allied Telesis Holdings KK...........................   470,700      417,684
   Alpha Systems, Inc...................................    34,760      398,111
   Alps Electric Co., Ltd............................... 1,084,100    8,123,533
   Amano Corp...........................................   351,700    3,764,794

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Information Technology -- (Continued)
    AOI Electronic Co., Ltd...............................    35,200 $  513,240
    Argo Graphics, Inc....................................    25,100    443,879
    Arisawa Manufacturing Co., Ltd........................   186,600    782,994
    Asahi Net, Inc........................................    74,000    312,891
   #Axell Corp............................................    43,600    839,699
    Azbil Corp............................................   127,000  2,725,429
   #Bit-isle, Inc.........................................    76,000    682,426
    CAC Corp..............................................    72,400    627,727
   #Canon Electronics, Inc................................   127,100  2,398,129
    Chino Corp............................................   165,000    361,625
    CMK Corp..............................................   263,200    865,901
    Computer Engineering & Consulting, Ltd................    69,400    423,437
    Core Corp.............................................    37,100    282,135
   #Cresco, Ltd...........................................    23,200    172,500
    Cybernet Systems Co., Ltd.............................       120     38,414
    Cybozu, Inc...........................................     1,157    331,322
   #Dai-ichi Seiko Co., Ltd...............................    53,200    691,703
    Daishinku Corp........................................   193,000    773,716
    Daito Electron Co., Ltd...............................     5,900     23,725
   #Daiwabo Holdings Co., Ltd............................. 1,152,000  1,857,153
    Denki Kogyo Co., Ltd..................................   319,000  1,730,441
    DKK-Toa Corp..........................................    38,200    157,858
    DTS Corp..............................................   114,800  1,609,725
    Eizo Corp.............................................    99,300  2,226,847
    Elecom Co., Ltd.......................................    43,500    524,228
   #Elematec Corp.........................................    39,871    504,420
   #EM Systems Co., Ltd...................................    10,800    218,964
    Enplas Corp...........................................    45,000  3,599,318
    ESPEC Corp............................................   123,100    941,768
    Excel Co., Ltd........................................    36,400    425,173
    Faith, Inc............................................     2,791    286,969
   #Ferrotec Corp.........................................   179,000    821,893
   #Fuji Electronics Co., Ltd.............................    55,100    713,853
    Fuji Soft, Inc........................................   120,000  2,257,669
    Fujitsu Frontech, Ltd.................................    77,500    485,855
    Furuno Electric Co., Ltd..............................    82,900    579,119
    Furuya Metal Co., Ltd.................................    10,800    351,465
    Future Architect, Inc.................................   114,800    572,810
   #GMO Payment Gateway, Inc..............................    15,100    352,662
    Gurunavi, Inc.........................................    78,700    847,020
    Hakuto Co., Ltd.......................................    85,700    787,147
   #Hioki EE Corp.........................................    44,700    629,440
   #Hitachi Kokusai Electric, Inc.........................   189,500  1,890,261
    Hochiki Corp..........................................    97,000    471,995
    Hokuriku Electric Industry Co., Ltd...................   398,000    567,551
    Horiba, Ltd...........................................   218,850  7,981,404
    Hosiden Corp..........................................   351,400  1,937,843
    I-Net Corp/Kanagawa...................................    47,800    376,127
    Icom, Inc.............................................    49,700  1,158,698
  #*Ikegami Tsushinki Co., Ltd............................   268,000    253,785
    Ines Corp.............................................   202,300  1,230,618
   #Infocom Corp..........................................       369    597,135
    Information Services International-Dentsu, Ltd........    76,700    821,947

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
   Innotech Corp............................................  92,200 $  428,819
   Internet Initiative Japan, Inc........................... 120,000  4,119,252
   Iriso Electronics Co., Ltd...............................  42,900  1,212,807
   IT Holdings Corp......................................... 445,001  5,175,297
   ITC Networks Corp........................................  99,100    836,149
   Itfor, Inc...............................................  89,800    356,964
   Iwatsu Electric Co., Ltd................................. 541,000    473,722
   Japan Aviation Electronics Industry, Ltd................. 349,600  3,246,419
   Japan Cash Machine Co., Ltd..............................  16,315    216,964
   Japan Digital Laboratory Co., Ltd........................ 117,300  1,121,745
 #*Japan Radio Co., Ltd..................................... 304,000  1,002,392
  #Jastec Co., Ltd..........................................  61,400    432,922
  #JBCC Holdings, Inc.......................................  84,900    935,638
 #*Justsystems Corp......................................... 134,700    634,088
   Kaga Electronics Co., Ltd................................ 116,400    929,714
   Kanematsu Electronics, Ltd...............................  83,100  1,051,778
 #*KLab, Inc................................................ 108,500  1,304,201
   Koa Corp................................................. 185,300  1,829,201
   Kyoden Co., Ltd.......................................... 109,300    142,851
  #Kyoei Sangyo Co., Ltd....................................  97,000    186,995
   Kyowa Electronics Instruments Co., Ltd...................  56,000    176,619
   LAC Co., Ltd.............................................  59,600    366,272
   Lasertec Corp............................................  98,400  1,088,853
   Macnica, Inc.............................................  57,900  1,449,810
  #Macromill, Inc........................................... 211,600  1,251,703
   Marubun Corp.............................................  98,500    421,415
  #Maruwa Co. Ltd/Aichi.....................................  53,800  1,779,423
  #Marvelous AQL, Inc.......................................   1,634    913,353
   Megachips Corp........................................... 104,400  1,628,860
 #*Meiko Electronics Co., Ltd...............................  70,200    484,719
  #Meisei Electric Co., Ltd................................. 188,000    160,867
  #Melco Holdings, Inc......................................  77,000  1,056,333
  *Micronics Japan Co., Ltd.................................  20,900    108,411
   Mimasu Semiconductor Industry Co., Ltd...................  94,181    817,622
  #Miraial Co., Ltd.........................................  30,000    462,215
   Miroku Jyoho Service Co., Ltd............................ 105,000    391,391
   Mitsubishi Research Institute, Inc.......................  20,100    432,356
   Mitsui High-Tec, Inc..................................... 144,700    874,443
   Mitsui Knowledge Industry Co., Ltd.......................   3,643    544,616
 #*Mitsumi Electric Co., Ltd................................ 560,900  4,043,831
  #MTI, Ltd.................................................  34,300    252,183
  #Mutoh Holdings Co., Ltd.................................. 160,000    644,822
   Nagano Keiki Co., Ltd....................................   5,500     39,840
   Nakayo Telecommunications, Inc........................... 411,000  1,290,930
   NEC Fielding, Ltd........................................  97,600  1,153,443
   NEC Networks & System Integration Corp................... 140,600  3,070,884
  #NET One Systems Co., Ltd................................. 482,300  3,751,612
   Nichicon Corp............................................ 302,300  3,023,670
   Nidec Copal Electronics Corp.............................  87,400    419,238
  #NIFTY Corp...............................................     474    535,848
  #Nihon Dempa Kogyo Co., Ltd............................... 105,700    949,273
   Nihon Unisys, Ltd........................................ 272,875  1,901,699
  #Nippon Ceramic Co., Ltd..................................  88,600  1,125,808

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
  *Nippon Chemi-Con Corp.................................... 781,000 $3,457,902
   Nippon Kodoshi Corp......................................   3,200     39,789
   Nippon Systemware Co., Ltd...............................  27,900    115,144
   Nohmi Bosai, Ltd......................................... 135,000  1,118,526
   NS Solutions Corp........................................  97,800  1,823,913
   NSD Co., Ltd............................................. 202,500  2,228,379
   Nuflare Technology, Inc..................................     151  1,888,004
   OBIC Business Consultants, Ltd...........................  24,400  1,550,634
   Ohara, Inc...............................................  47,600    308,967
   Okaya Electric Industries Co., Ltd.......................  73,000    249,727
   ONO Sokki Co., Ltd....................................... 114,000    477,823
   Optex Co., Ltd...........................................  57,600    940,142
  #Origin Electric Co., Ltd................................. 168,000    557,088
  #Osaki Electric Co., Ltd.................................. 173,000    931,066
   Panasonic Industrial Devices SUNX Co., Ltd............... 110,800    448,352
   Panasonic Information Systems............................  15,700    379,238
   PCA Corp.................................................  14,000    153,990
   Riken Keiki Co., Ltd.....................................  82,300    604,152
   Riso Kagaku Corp.........................................  90,400  1,989,518
  #Roland DG Corp...........................................  27,200    766,193
   Ryoden Trading Co., Ltd.................................. 173,000  1,216,374
   Ryosan Co., Ltd.......................................... 189,600  3,195,957
   Ryoyo Electro Corp....................................... 113,200    912,049
   Sanken Electric Co., Ltd................................. 610,000  2,566,475
   Sanshin Electronics Co., Ltd............................. 154,200    941,497
   Satori Electric Co., Ltd.................................  79,080    415,095
   Saxa Holdings, Inc....................................... 307,000    510,104
   Shibaura Electronics Co., Ltd............................  15,900    189,132
 #*Shibaura Mechatronics Corp............................... 199,000    476,432
   Shindengen Electric Manufacturing Co., Ltd............... 410,000  1,678,107
  #Shinkawa, Ltd............................................  68,300    435,358
   Shinko Electric Industries Co., Ltd...................... 403,000  3,873,391
   Shinko Shoji Co., Ltd.................................... 125,200  1,011,599
   Shizuki Electric Co., Inc................................ 103,000    404,681
  #Siix Corp................................................  87,200  1,014,487
  #Simplex Holdings, Inc....................................   1,925    892,987
  #SMK Corp................................................. 347,000  1,126,725
   Softbank Technology Corp.................................   5,800     93,451
  *Softbrain Co., Ltd.......................................   7,700      9,340
   Soshin Electric Co., Ltd.................................   4,600     16,289
  #Square Enix Holdings Co., Ltd............................ 372,200  5,112,923
   SRA Holdings.............................................  51,300    586,452
   Star Micronics Co., Ltd.................................. 221,600  2,243,498
   Sumida Corp..............................................  83,949    411,851
   Sun-Wa Technos Corp......................................  16,500    175,612
   Systena Corp............................................. 117,600    851,572
  *Tabuchi Electric Co., Ltd................................  21,000     95,853
   Tachibana Eletech Co., Ltd...............................  63,300    644,185
  #Taiyo Yuden Co., Ltd..................................... 619,100  8,269,831
   Tamura Corp.............................................. 422,000  1,067,142
   Tecmo Koei Holdings Co., Ltd............................. 150,730  1,513,396
   Teikoku Tsushin Kogyo Co., Ltd........................... 215,000    355,423
   Thine Electronics, Inc...................................   3,300     17,858

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

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
   TKC Corp.............................................   110,100 $  1,870,809
  #Tokyo Electron Device, Ltd...........................       342      516,940
   Tokyo Seimitsu Co., Ltd..............................   212,400    4,151,445
   Tomen Devices Corp...................................     2,400       41,044
   Tomen Electronics Corp...............................    61,000      696,508
   Tose Co., Ltd........................................    22,100      158,846
   Toshiba TEC Corp.....................................   690,000    3,974,029
   Toukei Computer Co., Ltd.............................    26,810      369,122
  #Towa Corp............................................   112,000      662,632
   Toyo Corp............................................   153,600    1,815,535
   Transcosmos, Inc.....................................   137,700    2,223,311
   UKC Holdings Corp....................................    59,800      987,673
 #*Ulvac, Inc...........................................   238,300    1,857,391
 #*Uniden Corp..........................................   377,000      833,314
  #UT Holdings Co., Ltd.................................   144,600      578,714
  #V Technology Co., Ltd................................        32       84,604
   Wacom Co., Ltd.......................................    25,200      203,018
   Wellnet Corp.........................................    28,500      269,117
   Y A C Co., Ltd.......................................    37,700      203,600
  *Yamaichi Electronics Co., Ltd........................    75,700      124,159
   Yashima Denki Co., Ltd...............................     7,700       34,107
   Yokowo Co., Ltd......................................    84,300      396,189
   Zappallas, Inc.......................................       522      379,078
  #Zuken, Inc...........................................    94,600      825,418
                                                                   ------------
Total Information Technology............................            218,291,967
                                                                   ------------
Materials -- (10.6%)
   Achilles Corp........................................   874,000    1,105,030
   ADEKA Corp...........................................   494,600    4,988,235
   Agro-Kanesho Co., Ltd................................    14,000       89,382
   Aichi Steel Corp.....................................   575,000    2,746,300
   Alconix Corp.........................................    25,700      492,503
   Arakawa Chemical Industries, Ltd.....................    79,200      665,634
  #Araya Industrial Co., Ltd............................   276,000      379,410
   Asahi Holdings, Inc..................................   139,150    2,467,337
   Asahi Organic Chemicals Industry Co., Ltd............   391,000      880,638
   Asahi Printing Co., Ltd..............................       800       18,759
   C Uyemura & Co., Ltd.................................    16,000      736,020
   Chuetsu Pulp & Paper Co., Ltd........................   568,000      816,710
 #*Chugai Mining Co., Ltd............................... 1,012,400      288,874
   Chugoku Marine Paints, Ltd...........................   341,000    1,773,687
   Chuo Denki Kogyo Co., Ltd............................   100,100      351,046
 #*Co-Op Chemical Co., Ltd..............................   159,000      208,933
  #Dai Nippon Toryo Co., Ltd............................   683,000    1,043,822
   Dai-Ichi Kogyo Seiyaku Co., Ltd......................   197,000      461,875
  #Daiichi Kigenso Kagaku-Kogyo Co., Ltd................    11,800      249,084
   Daiken Corp..........................................   401,000    1,058,234
   Daiki Aluminium Industry Co., Ltd....................   138,000      419,069
   Dainichiseika Color & Chemicals Manufacturing Co.,
     Ltd................................................   376,000    1,589,927
  #Daio Paper Corp......................................   502,500    3,020,923
   Daiso Co., Ltd.......................................   411,000    1,177,618
   DC Co., Ltd..........................................   113,900      339,062
   Denki Kagaku Kogyo KK................................   387,000    1,426,010

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Materials -- (Continued)
    Dynapac Co., Ltd......................................    25,000 $   61,204
   #Earth Chemical Co., Ltd...............................    37,000  1,320,196
    FP Corp...............................................    66,900  4,710,869
    Fuji Seal International, Inc..........................   121,900  3,534,101
    Fujikura Kasei Co., Ltd...............................   138,000    648,626
    Fujimi, Inc...........................................   108,700  1,258,459
    Fujimori Kogyo Co., Ltd...............................    69,200  2,109,689
   #Fumakilla, Ltd........................................    45,000    133,131
   #Furukawa-Sky Aluminum Corp............................   469,000  1,246,374
    Fuso Chemical Co., Ltd................................     2,900     75,553
    Godo Steel, Ltd.......................................   899,000  1,500,328
   #Gun-Ei Chemical Industry Co., Ltd.....................   276,000  1,514,546
    Harima Chemicals Group, Inc...........................    73,300    352,590
   #Hodogaya Chemical Co., Ltd............................   280,000    525,040
    Hokkan Holdings, Ltd..................................   283,000    865,364
    Hokko Chemical Industry Co., Ltd......................    90,000    263,460
   #Hokuetsu Kishu Paper Co., Ltd.........................   862,199  3,707,834
    Honshu Chemical Industry Co., Ltd.....................    14,000     90,463
    Ihara Chemical Industry Co., Ltd......................   211,000  1,297,192
    Ise Chemical Corp.....................................    83,000    893,456
  #*Ishihara Sangyo Kaisha, Ltd........................... 1,854,500  1,378,860
   #Ishizuka Glass Co., Ltd...............................   109,000    268,842
    Japan Carlit Co., Ltd.................................    66,200    358,325
    JCU Corp..............................................    11,100    461,253
    JSP Corp..............................................   103,900  1,701,410
  #*Kanto Denka Kogyo Co., Ltd............................    91,000    218,583
    Katakura Chikkarin Co., Ltd...........................    43,000    114,849
    Kawakin Holdings Co., Ltd.............................    11,000     31,430
    Kawasaki Kasei Chemicals, Ltd.........................    88,000    106,883
    Koatsu Gas Kogyo Co., Ltd.............................   163,493    881,998
    Kogi Corp.............................................    30,000     55,681
    Kohsoku Corp..........................................    61,900    584,567
    Konishi Co., Ltd......................................    87,400  1,756,224
    Krosaki Harima Corp...................................   260,000    521,746
   #Kumiai Chemical Industry Co., Ltd.....................   271,000  1,614,065
    Kureha Corp...........................................   720,500  2,408,781
   #Kurimoto, Ltd.........................................   702,000  1,859,158
   #Kyoei Steel, Ltd......................................    95,200  1,605,894
    Kyowa Leather Cloth Co., Ltd..........................    71,700    208,395
    Lintec Corp...........................................   264,300  4,983,471
    MEC Co., Ltd..........................................    76,500    349,321
    Mitani Sekisan Co., Ltd...............................       900     11,624
  #*Mitsubishi Paper Mills, Ltd........................... 1,531,000  1,420,660
    Mitsubishi Steel Manufacturing Co., Ltd...............   727,000  1,838,458
    Mitsui Mining & Smelting Co., Ltd..................... 3,353,000  7,510,721
   #MORESCO Corp..........................................     9,200     98,014
    Mory Industries, Inc..................................   156,000    539,343
   *Nakayama Steel Works, Ltd.............................   454,000    263,596
    Neturen Co., Ltd......................................   154,500  1,143,838
  #*New Japan Chemical Co., Ltd...........................   182,300    522,387
    Nichia Steel Works, Ltd...............................   175,900    595,710
    Nihon Kagaku Sangyo Co., Ltd..........................    78,000    563,519
    Nihon Nohyaku Co., Ltd................................   252,000  2,500,205

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 Materials -- (Continued)
    Nihon Parkerizing Co., Ltd............................   271,000 $5,376,693
    Nihon Yamamura Glass Co., Ltd.........................   491,000    831,662
  #*Nippon Chemical Industrial Co., Ltd...................   491,000    605,188
    Nippon Chutetsukan KK.................................   113,000    239,657
    Nippon Chuzo KK.......................................   111,000    124,443
    Nippon Coke & Engineering Co., Ltd.................... 1,410,500  1,580,950
   #Nippon Concrete Industries Co., Ltd...................   180,000    471,623
    Nippon Denko Co., Ltd.................................   514,000  1,516,799
    Nippon Fine Chemical Co., Ltd.........................    85,600    528,323
   #Nippon Kasei Chemical Co., Ltd........................   183,000    236,906
  #*Nippon Kinzoku Co., Ltd...............................   264,000    312,113
  #*Nippon Koshuha Steel Co., Ltd.........................   458,000    401,742
    Nippon Light Metal Holdings Co., Ltd.................. 2,648,500  3,532,310
   #Nippon Paper Industries Co., Ltd......................   148,100  2,155,338
    Nippon Pillar Packing Co., Ltd........................   112,000    739,168
    Nippon Soda Co., Ltd..................................   785,000  4,484,632
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....   289,000  3,134,971
   #Nippon Valqua Industries, Ltd.........................   465,000  1,181,147
  #*Nippon Yakin Kogyo Co., Ltd...........................   801,500    987,026
    Nisshin Steel Holdings Co., Ltd.......................   365,392  3,185,998
    Nittetsu Mining Co., Ltd..............................   375,000  1,460,228
    Nitto FC Co., Ltd.....................................    72,000    447,852
    NOF Corp..............................................   833,000  5,023,903
    Okamoto Industries, Inc...............................   414,000  1,301,352
    Okura Industrial Co., Ltd.............................   305,000  1,023,454
    Osaka Organic Chemical Industry, Ltd..................    66,000    285,380
    Osaka Steel Co., Ltd..................................    77,700  1,357,030
   #OSAKA Titanium Technologies Co........................   100,300  1,950,574
    Pacific Metals Co., Ltd...............................   815,000  3,630,024
    Pack Corp. (The)......................................    75,200  1,263,337
  #*Rasa Industries, Ltd..................................   430,000    495,139
    Rengo Co., Ltd........................................ 1,219,000  6,176,109
    Riken Technos Corp....................................   203,000    637,413
  #*S Science Co., Ltd....................................   547,000     39,042
    Sakai Chemical Industry Co., Ltd......................   535,000  1,690,830
    Sakata INX Corp.......................................   242,000  2,248,598
    Sanyo Chemical Industries, Ltd........................   312,000  1,988,685
   #Sanyo Special Steel Co., Ltd..........................   581,300  2,764,143
    Seiko PMC Corp........................................     7,700     31,138
    Sekisui Plastics Co., Ltd.............................   233,000    582,269
    Shikoku Chemicals Corp................................   221,000  1,687,023
    Shin-Etsu Polymer Co., Ltd............................   243,800    778,454
    Shinagawa Refractories Co., Ltd.......................   242,000    458,697
    Shinko Wire Co., Ltd..................................   184,000    279,774
    Somar Corp............................................    11,000     23,018
   #Stella Chemifa Corp...................................    53,600    814,720
    Sumitomo Bakelite Co., Ltd............................ 1,095,000  4,114,667
    Sumitomo Light Metal Industries, Ltd.................. 2,296,000  2,082,165
    Sumitomo Osaka Cement Co., Ltd........................ 2,274,000  7,369,617
   *Sumitomo Pipe & Tube Co., Ltd.........................   108,100  1,179,980
    Sumitomo Seika Chemicals Co., Ltd.....................   259,000    985,065
    T Hasegawa Co., Ltd...................................   122,900  1,691,071
    T&K Toka Co., Ltd.....................................    30,400    646,517

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

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
   Taisei Lamick Co., Ltd...............................    27,600 $    685,791
   Taiyo Holdings Co., Ltd..............................    82,400    2,574,521
   Takasago International Corp..........................   421,000    2,142,900
   Takiron Co., Ltd.....................................   304,000    1,304,571
  *Tanaka Chemical Corp.................................     1,100        4,475
   Tayca Corp...........................................   159,000      434,513
   Tenma Corp...........................................    87,000    1,118,079
  #Titan Kogyo KK.......................................    82,000      177,186
   Toagosei Co., Ltd.................................... 1,122,000    4,803,837
  #Toda Kogyo Corp......................................   220,000      576,168
  #Toho Titanium Co., Ltd...............................   145,800    1,097,611
   Toho Zinc Co., Ltd...................................   741,000    2,149,957
  #Tokai Carbon Co., Ltd................................ 1,127,000    3,238,476
   Tokushu Tokai Paper Co., Ltd.........................   551,580    1,114,019
  #Tokuyama Corp........................................ 1,896,000    6,769,850
   Tokyo Ohka Kogyo Co., Ltd............................   180,800    3,879,288
 #*Tokyo Rope Manufacturing Co., Ltd....................   283,000      386,347
  #Tokyo Steel Manufacturing Co., Ltd...................   654,900    3,291,692
   Tokyo Tekko Co., Ltd.................................   232,000      871,768
   Tomoegawa Co., Ltd...................................   125,000      223,187
   Tomoku Co., Ltd......................................   320,000      942,037
   Topy Industries, Ltd................................. 1,068,000    2,208,806
   Tosoh Corp........................................... 1,998,000    7,074,013
   Toyo Ink SC Holdings Co., Ltd........................ 1,076,000    5,426,740
   Toyo Kohan Co., Ltd..................................   286,000    1,051,658
  #Toyobo Co., Ltd...................................... 4,867,000    7,582,404
   TYK Corp.............................................   138,000      236,422
 #*Ube Material Industries, Ltd.........................   226,000      601,066
   Wood One Co., Ltd....................................   169,000      518,435
   Yodogawa Steel Works, Ltd............................   786,500    3,279,429
   Yuki Gosei Kogyo Co., Ltd............................    64,000      175,678
   Yushiro Chemical Industry Co., Ltd...................    60,000      574,301
                                                                   ------------
Total Materials.........................................            248,029,590
                                                                   ------------
Telecommunication Services -- (0.1%)
  *Japan Communications, Inc............................     2,056      120,137
   Okinawa Cellular Telephone Co........................    31,100      808,325
                                                                   ------------
Total Telecommunication Services........................                928,462
                                                                   ------------
Utilities -- (0.4%)
  #Hokkaido Gas Co., Ltd................................   265,000      684,630
   Hokuriku Gas Co., Ltd................................    99,000      244,604
   Okinawa Electric Power Co., Inc. (The)...............    92,471    3,502,491
   Saibu Gas Co., Ltd................................... 1,546,000    3,626,771

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CONTINUED


                                                                                             SHARES       VALUE++
                                                                                           ----------- --------------
Utilities -- (Continued)
   Shizuoka Gas Co., Ltd..................................................................     307,000 $    2,160,634
                                                                                                       --------------
Total Utilities...........................................................................                 10,219,130
                                                                                                       --------------
TOTAL COMMON STOCKS.......................................................................              2,099,461,254
                                                                                                       --------------

                                                                                             SHARES/
                                                                                              FACE
                                                                                             AMOUNT
                                                                                              (000)       VALUE+
                                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@ DFA Short Term Investment Fund.......................................................  21,521,175    249,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.10%, 08/01/13 (Collateralized by
  $892,484 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 01/01/40 to
  05/01/42, valued at $572,652) to be repurchased at $561,426............................. $       561        561,424
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                249,561,424
                                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,296,175,505)^^                                                                               $2,349,022,678
                                                                                                       ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  467,638,617   --    $  467,638,617
   Consumer Staples...........         --    195,602,081   --       195,602,081
   Energy.....................         --     18,477,014   --        18,477,014
   Financials.................         --    235,305,137   --       235,305,137
   Health Care................         --     99,089,503   --        99,089,503
   Industrials................         --    605,879,753   --       605,879,753
   Information Technology.....         --    218,291,967   --       218,291,967
   Materials.................. $1,781,046    246,248,544   --       248,029,590
   Telecommunication Services.         --        928,462   --           928,462
   Utilities..................         --     10,219,130   --        10,219,130
Securities Lending Collateral.         --    249,561,424   --       249,561,424
                               ---------- --------------   --    --------------
TOTAL......................... $1,781,046 $2,347,241,632   --    $2,349,022,678
                               ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (80.0%)
AUSTRALIA -- (38.4%)
  *AAT Corp., Ltd........................................     9,992 $        --
  *ABM Resources NL...................................... 4,344,904     148,281
   Acrux, Ltd............................................     3,863      11,686
   Adelaide Brighton, Ltd................................ 1,752,496   5,164,436
  #Aditya Birla Minerals, Ltd............................   884,599     305,989
  *AED Oil, Ltd..........................................   363,401          --
  #Ainsworth Game Technology, Ltd........................   361,760   1,169,891
 #*AJ Lucas Group, Ltd...................................   317,969     439,735
  *Alchemia, Ltd.........................................   459,735     152,939
 #*Alcyone Resources, Ltd................................ 4,280,423      34,627
 #*Alkane Resources, Ltd................................. 1,255,636     473,936
  *Alliance Resources, Ltd...............................   399,488      54,006
   Altium, Ltd...........................................    13,316      27,362
  *Altona Mining, Ltd.................................... 1,108,169     139,433
   AMA Group, Ltd........................................    15,236       4,524
   Amalgamated Holdings, Ltd.............................   462,896   3,460,984
   Amcom Telecommunications, Ltd......................... 1,009,533   1,685,795
  *Ampella Mining, Ltd...................................   108,829      12,720
  #Ansell, Ltd...........................................   414,608   6,908,630
 #*Antares Energy, Ltd................................... 1,014,288     432,759
   AP Eagers, Ltd........................................   235,789     947,093
  #APN News & Media, Ltd................................. 2,462,431     652,617
 #*Aquarius Platinum, Ltd................................ 1,647,462   1,187,903
 #*Aquila Resources, Ltd.................................   401,161     752,607
  *Arafura Resources, Ltd................................ 1,004,551      94,714
  #ARB Corp., Ltd........................................   347,600   4,223,055
   Aristocrat Leisure, Ltd............................... 2,580,305  10,066,402
   Arrium, Ltd........................................... 7,583,001   6,772,322
  #ASG Group, Ltd........................................   642,515     217,262
  *Atlantic, Ltd.........................................    96,276      18,978
   Atlas Iron, Ltd....................................... 3,550,947   2,600,065
 #*Aurora Oil & Gas, Ltd................................. 2,040,060   5,916,389
  #Ausdrill, Ltd......................................... 1,591,020   1,541,997
  #Ausenco, Ltd..........................................   480,367     657,267
 #*Austal, Ltd........................................... 1,105,762     839,985
  #Austbrokers Holdings, Ltd.............................   168,744   1,674,452
  #Austin Engineering, Ltd...............................   236,516     878,117
  *Austpac Resources NL.................................. 1,539,067      44,239
  *Australian Agricultural Co., Ltd...................... 1,132,520   1,170,651
   Australian Infrastructure Fund........................ 3,606,473      42,129
   Australian Pharmaceutical Industries, Ltd............. 2,452,401     980,120
   Australian Vintage, Ltd............................... 2,437,348   1,019,035
   Automotive Holdings Group, Ltd........................   829,511   2,826,846
  *Avanco Resources, Ltd................................. 2,010,636     153,482
 #*AVJennings, Ltd....................................... 7,259,050   3,068,592
  *AWE, Ltd.............................................. 2,693,888   3,265,484
 #*Bandanna Energy, Ltd..................................   452,591      63,066
  *Bannerman Resources, Ltd..............................   106,045       6,211
   BC Iron, Ltd..........................................   436,029   1,446,288
   Beach Energy, Ltd..................................... 6,901,735   8,300,435
   Bega Cheese, Ltd......................................     4,802      11,916

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
 #*Berkeley Resources, Ltd...............................   434,006 $   113,331
   Beyond International, Ltd.............................    61,256      82,687
 #*Billabong International, Ltd.......................... 1,600,753     582,805
  *Bionomics, Ltd........................................   307,673     152,084
  *Bisalloy Steel Group, Ltd.............................    87,703      70,964
   Blackmores, Ltd.......................................    77,384   1,817,581
 #*Blackthorn Resources, Ltd.............................   224,195      52,279
  *BlueScope Steel, Ltd.................................. 2,365,706  11,411,983
  #Boart Longyear, Ltd................................... 2,638,658   1,218,927
  *Boom Logistics, Ltd...................................   812,985      91,419
  *Boulder Steel, Ltd....................................   165,585       2,381
  #Bradken, Ltd.......................................... 1,022,589   4,530,096
  #Breville Group, Ltd...................................   598,466   4,055,728
   Brickworks, Ltd.......................................   137,248   1,510,427
   BSA, Ltd..............................................   575,747      85,536
   BT Investment Management, Ltd.........................   233,802     758,676
 #*Buccaneer Energy, Ltd................................. 4,354,425     215,770
 #*Buru Energy, Ltd......................................   466,308     729,021
  #Cabcharge Australia, Ltd..............................   614,384   2,392,112
   Calliden Group, Ltd...................................   389,687     124,353
  *Cape Lambert Resources, Ltd...........................   373,413      55,470
  *Capral, Ltd...........................................    58,499       8,426
  #Cardno, Ltd...........................................   599,641   2,946,977
 #*Carnarvon Petroleum, Ltd.............................. 4,944,854     253,453
 #*Carnegie Wave Energy, Ltd.............................   263,165       8,259
  #carsales.com, Ltd..................................... 1,220,399  10,910,077
  #Cash Converters International, Ltd.................... 1,566,757   1,661,755
   CDS Technologies, Ltd.................................    13,276          --
  #Cedar Woods Properties, Ltd...........................   230,499   1,178,169
  *Centaurus Metals, Ltd.................................   107,335      11,591
  *Central Petroleum, Ltd................................ 1,182,052     138,178
   Centrebet International, Ltd. Claim Units.............    81,336          --
 #*Ceramic Fuel Cells, Ltd............................... 3,660,727     148,060
  #Chalice Gold Mines, Ltd...............................   320,684      49,026
  #Challenger, Ltd.......................................   198,545     761,576
  #Chandler Macleod Group, Ltd...........................   386,386     156,319
   ChemGenex Pharmaceuticals, Ltd........................   115,291          --
  *Chesser Resources, Ltd................................    43,537       5,282
 #*Citigold Corp., Ltd................................... 3,765,806     169,201
  *Clarius Group, Ltd....................................    45,280       7,921
  *Clinuvel Pharmaceuticals, Ltd.........................   106,846     182,607
  #Clough, Ltd........................................... 1,569,739   2,015,867
   Clover Corp., Ltd.....................................   434,207     214,493
  *CO2 Group, Ltd........................................   194,592      16,615
 #*Coal of Africa, Ltd...................................   668,800      96,600
 #*Coalspur Mines, Ltd................................... 1,239,823     328,982
 #*Cockatoo Coal, Ltd.................................... 3,092,993     161,228
  #Codan, Ltd............................................   389,586     670,857
  *Coffey International, Ltd............................. 1,048,636     127,126
   Collection House, Ltd................................. 1,777,592   3,050,991
  #Collins Foods, Ltd....................................   220,087     346,348
  *Comet Ridge, Ltd......................................    15,204       2,733
  *Cooper Energy, Ltd....................................   336,842     134,847

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
 AUSTRALIA -- (Continued)
    Coventry Group, Ltd..................................    144,778 $  355,570
    Credit Corp. Group, Ltd..............................    110,382    950,112
   *Crusader Resources, Ltd..............................     65,920     13,365
   #CSG, Ltd.............................................    740,785    652,516
    CSR, Ltd.............................................  2,829,296  5,566,361
    CTI Logistics, Ltd...................................      7,200     11,973
  #*Cudeco, Ltd..........................................    399,317    563,391
   *Cue Energy Resources, Ltd............................  1,378,665    167,088
   #Data#3, Ltd..........................................    378,295    406,270
   #David Jones, Ltd.....................................  3,152,271  7,646,044
   #Decmil Group, Ltd....................................    728,820  1,375,135
  #*Deep Yellow, Ltd.....................................  1,039,981     37,137
    Devine, Ltd..........................................    497,498    342,781
  #*Discovery Metals, Ltd................................  1,368,337    196,315
   #Domino's Pizza Enterprises, Ltd......................     14,892    155,441
   #Downer EDI, Ltd......................................  2,284,169  7,735,379
   *Dragon Mining, Ltd...................................    171,966     32,761
  #*Drillsearch Energy, Ltd..............................  1,904,593  2,343,511
    DUET Group...........................................    529,900  1,028,809
    DuluxGroup, Ltd......................................  2,256,906  9,046,168
   #DWS, Ltd.............................................    382,927    528,203
    Echo Entertainment Group, Ltd........................    263,369    620,914
   *EHG Corp., Ltd.......................................        482         --
  #*Elders, Ltd..........................................  1,419,921    100,704
   *Elemental Minerals, Ltd..............................    388,188    153,957
   #Emeco Holdings, Ltd..................................  3,418,670    765,978
   *Empire Oil & Gas NL..................................    922,161      9,956
  #*Energy Resources of Australia, Ltd...................    819,847  1,079,414
  #*Energy World Corp., Ltd..............................  4,052,461  2,183,991
   *Entek Energy, Ltd....................................     74,293      2,002
    Envestra, Ltd........................................  6,189,006  6,176,278
  #*Equatorial Resources, Ltd............................    176,571    104,754
    ERM Power, Ltd.......................................     14,412     36,904
    Ethane Pipeline Income Fund..........................    160,241    252,000
   #Euroz, Ltd...........................................     90,019     78,574
  #*Evolution Mining, Ltd................................  1,783,827  1,398,096
   #Fairfax Media, Ltd................................... 10,440,988  4,503,043
   #Fantastic Holdings, Ltd..............................    335,900    708,953
  #*FAR, Ltd.............................................  8,567,778    230,903
   #Finbar Group, Ltd....................................    106,108    128,707
   *Finders Resources, Ltd...............................      7,442      1,515
    FKP Property Group...................................    835,755  1,130,709
   #Fleetwood Corp., Ltd.................................    369,568  1,322,102
    FlexiGroup, Ltd......................................    620,491  2,542,322
  #*Flinders Mines, Ltd..................................  6,909,293    291,486
  #*Focus Minerals, Ltd.................................. 19,167,915    258,057
   #Forge Group, Ltd.....................................    348,841  1,381,973
    Funtastic, Ltd.......................................     14,936      2,417
   #G8 Education, Ltd....................................    465,304  1,120,304
  #*Galaxy Resources, Ltd................................    760,450    105,947
    Gazal Corp., Ltd.....................................     75,960    179,523
   *Geodynamics, Ltd.....................................  1,015,653    141,724
  #*Gindalbie Metals, Ltd................................  2,927,610    433,781

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 AUSTRALIA -- (Continued)
    Global Construction Services, Ltd.....................     4,832 $    2,169
   *Gold Road Resources, Ltd..............................   141,504      5,858
   *Golden Rim Resources, Ltd.............................   191,403      5,505
   *Goodman Fielder, Ltd.................................. 9,960,250  6,843,353
    GrainCorp, Ltd. Class A...............................   828,668  9,208,573
   #Grange Resources, Ltd................................. 1,343,721    223,382
    Greencross, Ltd.......................................     7,711     39,309
  #*Greenland Minerals & Energy, Ltd......................   796,390    168,428
  #*Gryphon Minerals, Ltd................................. 1,931,531    322,930
   #GUD Holdings, Ltd.....................................   521,492  3,003,575
   *Gujarat NRE Coking Coal, Ltd..........................   119,865     18,316
  #*Gunns, Ltd............................................ 2,872,620         --
   #GWA Group, Ltd........................................ 1,295,732  2,863,703
    Hansen Technologies, Ltd..............................     5,702      4,948
   *Hastie Group, Ltd.....................................    81,042         --
   *Havilah Resources NL..................................   181,606     56,983
    HFA Holdings, Ltd.....................................   235,865    184,704
    HGL, Ltd..............................................    63,760     32,735
  #*Highlands Pacific, Ltd................................ 2,651,500    196,839
   *Hillgrove Resources, Ltd.............................. 1,190,412     74,981
    Hills Holdings, Ltd................................... 1,109,131  1,217,343
  #*Horizon Oil, Ltd...................................... 5,258,694  1,748,907
   *Icon Energy, Ltd...................................... 1,135,301    162,977
   *IDM International, Ltd................................    23,969        840
    iiNET, Ltd............................................   709,568  3,869,378
   #Imdex, Ltd............................................ 1,155,517    788,698
   #IMF Australia, Ltd....................................   314,016    513,547
   #Independence Group NL................................. 1,121,882  3,267,684
   *Indophil Resources NL................................. 3,118,946    604,337
  #*Infigen Energy, Ltd................................... 2,031,614    557,409
    Infomedia, Ltd........................................ 1,458,074    747,605
   #Integrated Research, Ltd..............................   317,407    295,290
  #*Intrepid Mines, Ltd................................... 1,794,707    435,308
   #Invocare, Ltd.........................................   633,106  6,622,603
    IOOF Holdings, Ltd.................................... 1,091,433  8,121,867
   #Iress, Ltd............................................   603,773  4,491,207
  #*Iron Ore Holdings, Ltd................................   336,216    222,221
  #*Ivanhoe Australia, Ltd................................   516,032     81,184
   #JB Hi-Fi, Ltd.........................................   582,072  9,717,896
    Jumbo Interactive, Ltd................................    65,796    120,568
  #*Jupiter Mines, Ltd....................................   465,443     30,983
   #K&S Corp., Ltd........................................   235,077    369,611
  #*Kagara, Ltd........................................... 1,945,393    209,834
   *Kangaroo Resources, Ltd............................... 2,090,271     35,884
  #*Karoon Gas Australia, Ltd.............................   667,086  3,395,072
   *Kasbah Resources, Ltd.................................   380,980     47,945
   #Kingsgate Consolidated, Ltd...........................   796,949  1,144,066
   #Kingsrose Mining, Ltd.................................   760,046    279,703
    Lednium, Ltd..........................................   195,019         --
  #*Linc Energy, Ltd...................................... 1,641,188  2,383,752
   *Liquefied Natural Gas, Ltd............................   494,384     99,729
    LogiCamms, Ltd........................................    27,882     36,854
    Lonestar Resources, Ltd...............................   819,137    125,281

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
 AUSTRALIA -- (Continued)
   #Lycopodium, Ltd......................................    80,228 $  295,914
   #M2 Telecommunications Group, Ltd.....................   664,523  3,737,960
   #MACA, Ltd............................................   367,606    677,207
    Macmahon Holdings, Ltd............................... 6,319,933    822,652
    Macquarie Atlas Roads Group..........................   398,554    805,274
   #Macquarie Telecom Group, Ltd.........................    35,019    251,576
    Mastermyne Group, Ltd................................     8,431      5,608
  #*Matrix Composites & Engineering, Ltd.................   167,126    138,376
  #*Maverick Drilling & Exploration, Ltd.................   471,962    167,473
    MaxiTRANS Industries, Ltd............................   942,578  1,083,743
   *Mayne Pharma Group, Ltd.............................. 1,595,262    809,588
   #McMillan Shakespeare, Ltd............................    76,963    562,052
    McPherson's, Ltd.....................................   384,976    504,898
   #Medusa Mining, Ltd...................................   834,363  1,735,064
    Melbourne IT, Ltd....................................   442,110    753,901
  #*MEO Australia, Ltd...................................   681,039     43,504
    Mermaid Marine Australia, Ltd........................ 1,139,991  4,022,331
  #*Mesoblast, Ltd.......................................   115,648    609,899
   *Metals X, Ltd........................................   513,853     45,236
   *Metgasco, Ltd........................................   667,052     41,995
  #*Metminco, Ltd........................................ 1,879,249     60,688
   *MHM Metals, Ltd......................................   195,855     22,029
   #Miclyn Express Offshore, Ltd.........................   669,144  1,166,933
   #Mincor Resources NL.................................. 1,004,969    469,808
   *Minemakers, Ltd......................................   113,803     12,282
   *Mineral Deposits, Ltd................................   364,144    703,094
   #Mineral Resources, Ltd...............................   616,556  5,262,147
  #*Mirabela Nickel, Ltd................................. 2,820,238    195,147
  #*Molopo Energy, Ltd................................... 1,186,993    261,131
   #Monadelphous Group, Ltd..............................   423,995  6,267,959
   *Morning Star Gold NL.................................   332,749     32,900
   #Mortgage Choice, Ltd.................................   636,104  1,384,740
   #Mount Gibson Iron, Ltd............................... 3,718,184  1,869,020
   #Myer Holdings, Ltd................................... 3,564,925  8,585,306
   #MyState, Ltd.........................................   151,232    619,135
   *Nanosonics, Ltd......................................   152,184    101,247
    National Energy Holdings, Ltd........................     1,996         --
   #Navitas, Ltd......................................... 1,189,617  6,415,888
  #*Neon Energy, Ltd..................................... 2,491,487    739,223
   *Newsat, Ltd..........................................   616,137    202,069
  #*Nexus Energy, Ltd.................................... 5,713,221    436,385
   #NIB Holdings, Ltd.................................... 1,904,248  3,817,501
   *Nido Petroleum, Ltd.................................. 6,093,154    169,957
  #*Noble Mineral Resources, Ltd.........................   405,717      3,282
   *Northern Iron, Ltd...................................   692,729     80,769
   #Northern Star Resources, Ltd......................... 1,975,807  1,540,002
   #NRW Holdings, Ltd.................................... 1,198,146  1,047,853
   *NuCoal Resources, Ltd................................   429,538     30,011
   #Nufarm, Ltd..........................................   944,445  3,817,191
   #Oakton, Ltd..........................................   380,407    396,963
   *OM Holdings, Ltd.....................................    29,193      9,312
   *OPUS Group, Ltd......................................    65,187      6,553
  #*Orocobre, Ltd........................................   257,530    409,756

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 AUSTRALIA -- (Continued)
   #OrotonGroup, Ltd......................................   112,503 $  754,335
  #*Otto Energy, Ltd...................................... 1,936,175    142,824
    OZ Minerals, Ltd...................................... 1,401,278  5,131,329
    Pacific Brands, Ltd................................... 4,679,821  3,472,135
   *Pacific Niugini, Ltd..................................   200,616     25,618
  #*Paladin Energy, Ltd................................... 4,193,917  3,767,096
    Pan Pacific Petroleum NL.............................. 1,094,343    103,093
    PanAust, Ltd.......................................... 1,851,032  3,257,903
  #*Pancontinental Oil & Gas NL........................... 1,006,891     57,822
   #Panoramic Resources, Ltd.............................. 1,014,830    241,810
   *PaperlinX, Ltd........................................ 2,814,406    126,317
    Patties Foods, Ltd....................................    42,099     51,449
   *Peak Resources, Ltd...................................   177,789     20,825
  #*Peet, Ltd............................................. 1,461,147  1,535,530
   *Peninsula Energy, Ltd................................. 5,178,834    120,597
  #*Perilya, Ltd.......................................... 1,482,070    233,306
   #Perpetual, Ltd........................................   226,579  8,157,175
  #*Perseus Mining, Ltd................................... 1,772,366    935,017
  #*Pharmaxis, Ltd........................................   912,481    135,028
   *Phosphagenics, Ltd.................................... 1,842,963    174,015
  #*Platinum Australia, Ltd............................... 1,442,661     49,769
  #*Pluton Resources, Ltd.................................   538,056     38,746
   *PMP, Ltd.............................................. 2,395,607    591,660
   *Poseidon Nickel, Ltd..................................   436,181     48,764
   #Premier Investments, Ltd..............................   424,041  2,968,578
  #*Prima Biomed, Ltd..................................... 2,338,194    220,292
    Primary Health Care, Ltd.............................. 1,709,571  7,809,892
   #Prime Media Group, Ltd................................ 1,777,139  1,651,738
    PrimeAg Australia, Ltd................................   271,248    204,755
   #Programmed Maintenance Services, Ltd..................   624,498  1,380,262
  #*QRxPharma, Ltd........................................   167,593    150,521
   *Quickstep Holdings, Ltd...............................   462,355     78,889
  #*Ramelius Resources, Ltd............................... 1,512,836    190,084
  #*Range Resources, Ltd.................................. 1,456,711     56,390
    RCG Corp., Ltd........................................    60,936     31,461
   #RCR Tomlinson, Ltd.................................... 1,056,974  2,259,059
    REA Group, Ltd........................................   159,409  4,695,727
   #Reckon, Ltd...........................................   280,260    623,540
   *Red 5, Ltd............................................     9,022      3,933
  #*Red Fork Energy, Ltd.................................. 1,943,712    767,475
    Redflex Holdings, Ltd.................................   377,855    393,733
    Reece Australia, Ltd..................................   238,257  5,051,260
   *Reed Resources, Ltd...................................   776,378     41,927
  #*Regis Resources, Ltd.................................. 1,086,357  3,461,179
   #Reject Shop, Ltd. (The)...............................   169,608  2,495,415
    Resolute Mining, Ltd.................................. 3,133,646  2,297,161
   *Resource and Investment NL............................   127,567     10,331
   *Resource Equipment, Ltd...............................   118,411     15,970
  #*Resource Generation, Ltd..............................   338,381     66,839
    Retail Food Group, Ltd................................   283,136  1,068,280
  #*Rex Minerals, Ltd.....................................   469,315    242,418
   *Rialto Energy, Ltd.................................... 1,379,170     24,720
   #Ridley Corp., Ltd..................................... 1,283,068    990,764

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
  *RiverCity Motorway Group.............................. 1,563,354 $        --
  *Robust Resources, Ltd.................................    80,119      17,326
  *Roc Oil Co., Ltd...................................... 6,490,268   2,915,651
   RungePincockMinarco, Ltd..............................    30,702      14,052
  #Ruralco Holdings, Ltd.................................    96,796     279,898
  #SAI Global, Ltd....................................... 1,227,020   4,179,949
  #Salmat, Ltd...........................................   664,807   1,296,581
 #*Samson Oil & Gas, Ltd................................. 7,175,499     236,704
  *Sandfire Resources NL.................................    61,042     300,353
 #*Santana Minerals, Ltd.................................   196,104      14,101
 #*Saracen Mineral Holdings, Ltd......................... 2,686,129     387,793
   Schaffer Corp., Ltd...................................    33,766     141,671
   Sedgman, Ltd..........................................   452,719     255,993
  #Select Harvests, Ltd..................................   318,159   1,050,705
  *Senex Energy, Ltd..................................... 4,420,328   3,013,990
  #Servcorp, Ltd.........................................   301,327     948,050
  #Service Stream, Ltd................................... 1,432,710     180,291
  #Seven Group Holdings, Ltd.............................    41,196     256,833
  #Seven West Media, Ltd................................. 1,994,230   3,831,934
  #Sigma Pharmaceuticals, Ltd............................ 5,849,371   3,470,922
  *Sihayo Gold, Ltd......................................   574,042      29,669
  *Silex Systems, Ltd....................................   521,244   1,222,857
   Silver Chef, Ltd......................................    40,659     296,182
  *Silver Lake Resources, Ltd............................ 1,716,583   1,250,893
  #Sims Metal Management, Ltd............................   635,982   5,118,421
  *Sipa Resources, Ltd...................................   308,498      19,774
  #Sirtex Medical, Ltd...................................   219,105   2,454,723
  #Skilled Group, Ltd....................................   882,492   2,348,740
   Slater & Gordon, Ltd..................................   113,310     310,675
  #SMS Management & Technology, Ltd......................   478,801   2,279,128
   Southern Cross Electrical Engineering, Ltd............    21,171      18,852
   Southern Cross Media Group, Ltd....................... 2,710,553   3,594,384
   Spark Infrastructure Group............................ 3,465,376   5,557,725
  #Specialty Fashion Group, Ltd..........................   809,557     626,213
 #*St Barbara, Ltd....................................... 2,014,732     898,770
  *Starpharma Holdings, Ltd..............................   384,306     334,387
  *Straits Resources, Ltd................................   917,602      11,547
  *Strike Energy, Ltd.................................... 1,315,724     141,917
   Structural Systems, Ltd...............................    69,934      24,500
   STW Communications Group, Ltd......................... 1,514,787   2,230,927
 #*Sundance Energy Australia, Ltd........................ 1,634,342   1,541,142
 #*Sundance Resources, Ltd............................... 8,756,539     638,528
   Sunland Group, Ltd....................................   741,191     965,566
  #Super Retail Group, Ltd............................... 1,291,875  14,654,553
   Swick Mining Services, Ltd............................   106,166      28,676
   Tabcorp Holdings, Ltd.................................    27,649      81,213
 #*Talon Petroleum, Ltd..................................   348,484      15,030
 #*Tanami Gold NL........................................ 1,148,915      66,303
 #*Tap Oil, Ltd.......................................... 1,450,696     691,039
   Tassal Group, Ltd.....................................   652,338   1,478,687
   Technology One, Ltd................................... 1,322,653   2,471,716
 #*Ten Network Holdings, Ltd............................. 9,333,986   2,307,637
 #*TFS Corp., Ltd........................................ 1,393,854     601,283

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
  #Thorn Group, Ltd....................................    390,102 $    754,115
  *Tiger Resources, Ltd................................  2,710,777      487,565
  *Toro Energy, Ltd....................................     70,156        5,550
   Tox Free Solutions, Ltd.............................    632,011    1,852,526
   TPG Telecom, Ltd....................................  1,500,356    4,975,861
  #Transfield Services, Ltd............................  2,146,982    1,715,896
  *Transpacific Industries Group, Ltd..................  4,806,124    3,691,417
   Treasury Group, Ltd.................................     13,299       92,043
  #Troy Resources, Ltd.................................    487,729      620,702
   Trust Co., Ltd. (The)...............................     89,605      492,114
  #UGL, Ltd............................................    837,897    5,473,624
  *Unity Mining, Ltd...................................  2,433,889      157,604
   UXC, Ltd............................................  1,328,231    1,377,059
  *Venture Minerals, Ltd...............................    412,390       63,181
  *Villa World, Ltd....................................     73,180       82,833
   Village Roadshow, Ltd...............................    855,994    4,546,376
 #*Virgin Australia Holdings, Ltd......................  7,648,897    3,129,884
   Virgin Australia Holdings, Ltd. (B7L5734)...........  7,648,897            7
  *Vision Eye Institute, Ltd...........................    311,019      243,169
  #Vocus Communications, Ltd...........................    105,212      203,453
   Warrnambool Cheese & Butter Factory Co. Holding,
     Ltd...............................................      3,311       13,274
  *Watpac, Ltd.........................................    718,644      341,987
  #WDS, Ltd............................................    375,342      153,299
  #Webjet, Ltd.........................................    390,881    1,632,701
   Webster, Ltd........................................    180,921      120,288
  #Western Areas, Ltd..................................    829,541    2,311,119
 #*Western Desert Resources, Ltd.......................    241,493      138,951
 #*White Energy Co., Ltd...............................    643,913       84,119
  #Whitehaven Coal, Ltd................................    507,609      896,652
   WHK Group, Ltd......................................  1,230,777      861,857
   Wide Bay Australia, Ltd.............................     84,697      396,301
 #*Windimurra Vanadium, Ltd............................     67,179           --
  #Wotif.com Holdings, Ltd.............................    588,604    2,618,850
 #*YTC Resources, Ltd..................................    104,200       16,395
                                                                   ------------
TOTAL AUSTRALIA........................................             527,818,352
                                                                   ------------
CANADA -- (0.0%)
  *Marengo Mining, Ltd.................................  1,428,204       27,181
                                                                   ------------
CHINA -- (0.1%)
   Active Group Holdings, Ltd..........................    184,000       19,450
  *China Resources and Transportation Group, Ltd....... 21,700,000      923,070
   China WindPower Group, Ltd..........................  4,427,368      171,087
   Lee & Man Chemical Co., Ltd.........................     91,576       38,354
  *Skyfame Realty Holdings, Ltd........................  2,505,625      190,848
                                                                   ------------
TOTAL CHINA............................................               1,342,809
                                                                   ------------
HONG KONG -- (22.2%)
   Aeon Credit Service Asia Co., Ltd...................    580,000      551,519
  #Aeon Stores Hong Kong Co., Ltd......................    248,000      478,305
   Alco Holdings, Ltd..................................  1,426,000      288,612
   Allan International Holdings........................    720,000      224,280
   Allied Group, Ltd...................................    683,200    2,286,065

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
 HONG KONG -- (Continued)
    Allied Overseas, Ltd.................................     50,000 $   34,283
    Allied Properties HK, Ltd............................ 12,297,857  1,746,004
   *Apac Resources, Ltd.................................. 12,780,000    222,342
    APT Satellite Holdings, Ltd..........................  1,685,500  1,468,394
    Arts Optical International Hldgs.....................    730,000    161,406
    Asia Financial Holdings, Ltd.........................  2,474,908  1,068,148
    Asia Satellite Telecommunications Holdings, Ltd......    962,000  3,722,321
   *Asia Standard Hotel.................................. 11,777,218  1,213,983
    Asia Standard International Group.................... 13,425,937  2,972,679
   #Associated International Hotels, Ltd.................    980,000  2,793,831
   #Aupu Group Holding Co., Ltd..........................  2,504,000    242,085
   *Bel Global Resources Holdings, Ltd...................  2,576,000         --
   *Birmingham International Holdings, Ltd...............  6,502,000         --
    Bonjour Holdings, Ltd................................ 10,366,000  1,869,721
    Bossini International Hldg...........................  3,871,500    197,055
  #*Brightoil Petroleum Holdings, Ltd....................  8,442,000  1,468,461
  #*Brockman Mining, Ltd................................. 23,482,814  1,325,588
   *Burwill Holdings, Ltd................................  8,888,960    131,659
    Cafe de Coral Holdings, Ltd..........................  1,344,000  4,366,335
    Century City International Holdings, Ltd.............  6,419,460    488,104
    Century Sunshine Group Holdings, Ltd.................  3,715,916    431,054
    Champion Technology Holdings, Ltd.................... 14,881,730    209,119
   *Chaoyue Group, Ltd...................................  1,095,000     77,654
    Chen Hsong Holdings..................................  1,212,000    359,215
    Cheuk Nang Holdings, Ltd.............................    589,036    469,021
   *Cheung Wo International Holdings, Ltd................    690,000     62,279
    Chevalier International Holdings, Ltd................    751,318  1,355,351
   *China Billion Resources, Ltd.........................  4,876,000         --
   *China Boon Holdings, Ltd.............................  6,200,000     59,939
   *China Daye Non-Ferrous Metals Mining, Ltd............  8,749,837    201,764
    China Digicontent Co., Ltd...........................  2,710,000         --
   *China Electronics Corp. Holdings Co., Ltd............  3,608,250    717,086
   *China Energy Development Holdings, Ltd............... 24,202,000    433,811
   *China Environmental Investment Holdings, Ltd.........  7,470,000    235,933
    China Financial Services Holdings, Ltd...............    954,000     83,616
   *China Flavors & Fragrances Co., Ltd..................    156,137     20,944
   *China Gamma Group, Ltd...............................  4,550,000     60,069
   *China Infrastructure Investment, Ltd.................  7,776,000    135,261
    China Metal International Holdings, Inc..............  2,582,000    785,419
    China Motor Bus Co., Ltd.............................     50,000    420,048
   *China Nuclear Industry 23 International Corp., Ltd...  1,024,000    146,438
   *China Oriental Culture Group, Ltd....................    144,000      6,586
   *China Outdoor Media Group, Ltd.......................  7,765,000     62,904
   *China Renji Medical Group, Ltd....................... 12,784,000     79,032
   *China Solar Energy Holdings, Ltd.....................  2,496,500     70,856
    China Star Entertainment, Ltd........................    700,000     14,809
   *China Strategic Holdings, Ltd........................ 12,585,000    231,843
    China Ting Group Holdings, Ltd.......................  2,443,151    152,732
   *China Tycoon Beverage Holdings, Ltd..................  2,732,000     29,942
    China-Hongkong Photo Products Holdings, Ltd..........  2,123,000    175,185
    Chinney Investment, Ltd..............................  1,144,000    188,155
   #Chong Hing Bank, Ltd.................................    962,000  2,844,729
   #Chow Sang Sang Holdings International, Ltd...........  1,877,000  4,351,309

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
   Chu Kong Shipping Enterprise Group Co., Ltd..........  2,188,000 $   837,206
   Chuang's China Investments, Ltd......................  3,550,494     215,006
  *Chuang's Consortium International, Ltd...............  5,579,837     661,761
   Chun Wo Development Holdings, Ltd....................  2,002,926     136,769
   CITIC Telecom International Holdings, Ltd............ 10,730,125   3,277,355
   CK Life Sciences International Holdings, Inc......... 17,504,000   1,420,554
   CNT Group, Ltd.......................................  8,315,264     329,583
  *COL Capital, Ltd.....................................  2,209,840     511,655
   Convenience Retail Asia, Ltd.........................     42,000      31,945
  *Cosmos Machinery Enterprises, Ltd....................    488,400      33,340
  *CP Lotus Corp........................................ 11,420,000     320,689
  #Cross-Harbour Holdings, Ltd. (The)...................    679,520     550,071
   CSI Properties, Ltd.................................. 31,846,383   1,292,062
  *CST Mining Group, Ltd................................ 71,688,000     722,897
  *Culture Landmark Investment, Ltd.....................    509,800      54,958
 #*Culturecom Holdings, Ltd.............................  3,225,000     627,897
   Dah Sing Banking Group, Ltd..........................  2,432,397   2,823,747
   Dah Sing Financial Holdings, Ltd.....................    837,027   3,467,556
   Dan Form Holdings Co., Ltd...........................  3,668,260     443,821
   Dickson Concepts International, Ltd..................  1,218,500     678,441
   *Dingyi Group Investment, Ltd........................  5,497,500     404,040
   Dorsett Hospitality International, Ltd...............  4,316,000   1,039,826
  *DVN Holdings, Ltd....................................    823,000      43,493
   Eagle Nice International Holdings, Ltd...............  1,116,000     194,147
   EcoGreen Fine Chemicals Group, Ltd...................  1,202,000     227,669
   EganaGoldpfeil Holdings, Ltd.........................  4,121,757          --
   Emperor Capital Group, Ltd...........................  1,962,000      84,624
   Emperor Entertainment Hotel, Ltd.....................  3,620,000   1,212,720
   Emperor International Holdings.......................  6,666,753   1,872,357
  #Emperor Watch & Jewellery, Ltd....................... 24,420,000   1,856,013
  *ENM Holdings, Ltd.................................... 15,112,000     865,581
  *Enviro Energy International Holdings, Ltd............  4,776,000      69,467
  *EPI Holdings, Ltd.................................... 20,219,927     614,636
  #Esprit Holdings, Ltd................................. 12,566,450  20,489,860
   *eSun Holdings, Ltd..................................  4,472,000     661,439
   Ezcom Holdings, Ltd..................................     72,576          --
   Fairwood, Ltd........................................    622,100   1,299,288
   Far East Consortium International, Ltd...............  5,559,001   1,872,546
 #*Fook Woo Group Holdings, Ltd.........................    952,000     166,940
  *Fountain SET Holdings, Ltd...........................  4,700,000     714,524
   Four Seas Mercantile Hldg............................    592,000     223,599
  *Foxconn International Holdings, Ltd..................  5,059,000   2,713,628
   Fujikon Industrial Holdings, Ltd.....................    736,000     209,577
 #*G-Resources Group, Ltd............................... 98,940,000   3,504,157
   Get Nice Holdings, Ltd............................... 22,008,000     907,324
  #Giordano International, Ltd..........................  8,946,000   8,855,393
  #Glorious Sun Enterprises, Ltd........................  2,702,000     640,854
   Gold Peak Industries Holding, Ltd....................  3,118,642     349,224
   Golden Resources Development International, Ltd......  3,330,500     178,120
  *Goldin Financial Holdings, Ltd.......................    480,000      90,285
 #*Goldin Properties Holdings, Ltd......................  3,044,000   1,652,774
  *Grande Holdings, Ltd. (The)..........................    882,000      46,627
   Great Eagle Holdings, Ltd............................     70,160     265,909

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
 HONG KONG -- (Continued)
   *Greenheart Group, Ltd...............................     24,000 $    1,918
    Guangnan Holdings, Ltd..............................  2,249,600    263,871
    Guotai Junan International Holdings, Ltd............  3,543,000  1,314,278
    Haitong International Securities Group, Ltd.........  2,529,379  1,182,804
    Hang Fung Gold Technology, Ltd......................  1,972,482         --
   *Hao Tian Resources Group, Ltd.......................  9,648,000    423,132
   #Harbour Centre Development, Ltd.....................    963,500  1,748,472
    High Fashion International..........................    268,000    106,429
    HKR International, Ltd..............................  5,934,336  2,951,610
    Hon Kwok Land Investment Co., Ltd...................    314,800    133,767
    Hong Fok Land, Ltd..................................  1,210,000         --
   #Hong Kong Aircraft Engineering Co., Ltd.............     69,200    963,273
    Hong Kong Ferry Holdings Co., Ltd...................    809,300    799,436
    Hong Kong Television Network, Ltd...................  2,401,751    761,922
    Hongkong & Shanghai Hotels (The)....................    878,000  1,322,384
   *Hongkong Chinese, Ltd...............................  5,092,000  1,053,226
    Hop Hing Group Holdings, Ltd........................  1,292,000     60,752
    Hopewell Holdings, Ltd..............................  1,288,500  4,082,863
    Hsin Chong Construction Group, Ltd..................  3,681,658    512,147
   *Huafeng Group Holdings, Ltd.........................  2,633,325     70,555
    Hung Hing Printing Group, Ltd.......................  1,448,000    222,041
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd...............................................  9,068,000  5,168,069
   *Hybrid Kinetic Group, Ltd...........................  6,978,000     74,889
   *Hycomm Wireless, Ltd................................     89,090     14,654
   *Imagi International Holdings, Ltd................... 41,848,000    463,266
    IPE Group, Ltd......................................  2,655,000    169,271
   *IRC, Ltd............................................  6,536,000    681,848
   #IT, Ltd.............................................  3,724,532    998,076
    ITC Corp., Ltd......................................    659,645     50,256
    ITC Properties Group, Ltd...........................  3,414,747  1,383,590
   *Jinhui Holdings, Ltd................................    121,000     22,293
   *JLF Investment Co., Ltd.............................  1,623,500    136,066
    Johnson Electric Holdings, Ltd......................  5,291,000  3,143,943
    K Wah International Holdings, Ltd...................  6,709,171  3,059,527
    Kam Hing International Holdings, Ltd................  1,974,000    145,071
    Kantone Holdings, Ltd...............................  9,835,145    107,582
    Karrie International Hldgs..........................  1,337,200     51,676
    Keck Seng Investments...............................    904,600    471,908
    Kin Yat Holdings, Ltd...............................    174,000     21,971
    King Pacific International Holdings, Ltd............  1,404,200         --
   *King Stone Energy Group, Ltd........................  7,089,000    342,768
    Kingmaker Footwear Holdings, Ltd....................  1,484,955    286,792
    Kingston Financial Group, Ltd....................... 15,477,000  1,276,455
   *Ko Yo Chemical Group, Ltd........................... 16,260,000    180,182
   #Kowloon Development Co., Ltd........................  2,245,000  2,703,865
   *Kwoon Chung Bus Hldgs...............................    416,000    100,677
   *Lai Sun Development................................. 69,340,466  2,026,811
   *Lai Sun Garment International, Ltd..................  2,948,000    569,779
    Lam Soon Hong Kong, Ltd.............................    302,310    181,202
    Leading Spirit High-Tech Holdings Co., Ltd..........  2,310,000         --
    Lee's Pharmaceutical Holdings, Ltd..................    505,000    419,155
    Lerado Group Holdings Co............................  1,900,000    175,120
    Lifestyle International Holdings, Ltd...............     35,000     83,253

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 HONG KONG -- (Continued)
    Lippo China Resources, Ltd.......................... 11,788,000 $   339,848
   *Lippo, Ltd..........................................  1,195,700     591,270
   *Lisi Group Holdings, Ltd............................  3,758,000     179,239
   #Liu Chong Hing Investment...........................    799,200   1,175,017
    Luen Thai Holdings, Ltd.............................  1,106,000     444,613
   #Luk Fook Holdings International, Ltd................  2,289,000   6,425,117
    Luks Group Vietnam Holdings Co., Ltd................    482,913     112,690
    Lung Kee Bermuda Holdings...........................  1,613,875     624,120
    Magnificent Estates................................. 13,558,000     629,237
    Mainland Headwear Holdings, Ltd.....................    373,600      37,553
    Man Wah Holdings, Ltd...............................  2,492,000   2,792,765
    Man Yue Technology Holdings, Ltd....................  1,064,000     137,100
    Matrix Holdings, Ltd................................  1,067,414     269,473
   *Mei Ah Entertainment Group, Ltd..................... 11,040,000     169,364
    Melbourne Enterprises, Ltd..........................     40,500     799,295
    Melco International Development, Ltd................  6,017,000  12,207,915
   #Midland Holdings, Ltd...............................  4,686,000   1,890,201
    Ming Fai International Holdings, Ltd................  1,765,000     193,334
   *Ming Fung Jewellery Group, Ltd...................... 12,760,000     394,504
    Miramar Hotel & Investment..........................    870,000   1,116,138
   *Mongolia Energy Corp., Ltd.......................... 10,603,000     319,301
  #*Mongolian Mining Corp...............................  8,339,500   1,730,556
    Nanyang Holdings....................................    137,500     536,551
    National Electronic Hldgs...........................  2,498,000     325,249
    Natural Beauty Bio-Technology, Ltd..................  4,470,000     328,417
  #*Neo-Neon Holdings, Ltd..............................  4,065,000     706,491
   *Neptune Group, Ltd.................................. 10,950,000     243,749
    New Century Group Hong Kong, Ltd.................... 13,351,464     261,620
   *New Smart Energy Group, Ltd......................... 16,376,250     240,753
  #*New Times Energy Corp., Ltd.........................  1,297,600     110,347
   #Newocean Energy Holdings, Ltd.......................  6,960,000   3,739,021
   *Next Media, Ltd.....................................  4,095,183     385,113
   *Norstar Founders Group, Ltd.........................  3,256,000          --
   *North Asia Resources Holdings, Ltd..................  1,148,600      38,530
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd................................................  6,229,706     285,037
    Orient Power Holdings, Ltd..........................    804,000          --
   #Oriental Watch Holdings.............................  3,116,800     955,724
    Pacific Andes International Holdings, Ltd........... 11,385,378     462,089
    Pacific Basin Shipping, Ltd......................... 10,446,000   5,639,494
    Pacific Textile Holdings, Ltd.......................  2,970,000   3,548,908
    Paliburg Holdings, Ltd..............................  3,152,830   1,056,784
   *Pan Asia Environmental Protection Group, Ltd........     80,000       8,653
    PCCW, Ltd...........................................  2,002,000     905,949
   #Peace Mark Holdings, Ltd............................  2,738,022          --
   *Pearl Oriental Oil, Ltd............................. 11,918,400     653,067
    Pegasus International Holdings, Ltd.................    226,000      31,451
    Pico Far East Holdings, Ltd.........................  4,798,000   1,670,085
    Playmates Holdings, Ltd.............................    500,000     514,742
   *PNG Resources Holdings, Ltd......................... 22,466,362     558,279
    Pokfulam Development Co.............................    234,000     379,855
   *Poly Capital Holdings, Ltd..........................  1,154,000      13,939
    Polytec Asset Holdings, Ltd......................... 10,878,526   1,289,813
    Public Financial Holdings, Ltd......................  3,194,000   1,477,893

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
 HONG KONG -- (Continued)
    PYI Corp., Ltd....................................... 24,381,973 $  590,753
   *Pyxis Group, Ltd.....................................  1,936,000     42,436
    Raymond Industrial, Ltd..............................     30,400      3,605
    Regal Hotels International Holdings, Ltd.............  2,745,800  1,370,089
    Richfield Group Holdings, Ltd........................  9,672,000    266,668
   *Rising Development Holdings, Ltd.....................  2,148,000    101,000
    Rivera Holdings, Ltd.................................  5,710,000    209,691
   #SA SA International Holdings, Ltd....................  7,008,000  6,979,510
    Safety Godown Co., Ltd...............................    398,000    532,932
    Samsonite International SA...........................    214,500    587,068
   *San Miguel Brewery Hong Kong, Ltd....................    256,800     41,726
   *Sandmartin International Holdings, Ltd...............     84,000      4,662
    Sanyuan Group, Ltd...................................    415,000         --
    SAS Dragon Hldg, Ltd.................................    430,000    155,531
   #SEA Holdings, Ltd....................................  1,158,000    677,908
   #Shenyin Wanguo HK, Ltd...............................  1,842,500    600,098
    Shenzhen High-Tech Holdings, Ltd.....................    812,000    113,929
   *Shougang Concord Technology Holdings.................  4,479,809    294,797
   *Shun Ho Resources Holdings, Ltd......................    233,000     42,938
   *Shun Ho Technology Holdings, Ltd.....................  1,037,452    192,883
    Shun Tak Holdings, Ltd............................... 10,141,419  4,351,191
   #Silver base Group Holdings, Ltd......................  4,729,677    926,209
   *Sing Pao Media Enterprises, Ltd......................    250,511         --
    Sing Tao News Corp., Ltd.............................  1,974,000    274,632
   #Singamas Container Holdings, Ltd.....................  9,512,000  2,045,046
   *Sino Distillery Group, Ltd...........................  2,370,000    152,733
   *Sino-Tech International Holdings, Ltd................ 29,380,000    151,480
    Sinocan Holdings, Ltd................................    350,000         --
   *Sinocop Resources Holdings, Ltd......................  1,450,000     89,917
    SIS International Holdings...........................     34,000     12,413
    Sitoy Group Holdings, Ltd............................    448,000    179,613
    SmarTone Telecommunications Holdings, Ltd............  2,478,000  3,947,099
    SOCAM Development, Ltd...............................  1,634,771  1,875,086
   *Solomon Systech International, Ltd...................  7,332,000    392,197
    Soundwill Holdings, Ltd..............................    394,000    772,808
   *South China China, Ltd...............................  6,744,000    623,054
   *South China Land, Ltd................................ 16,631,170    318,888
    Stella International Holdings, Ltd...................    261,000    639,276
    Stelux Holdings International, Ltd...................  3,100,400  1,022,547
   *Styland Holdings, Ltd................................    137,438      2,003
   *Success Universe Group, Ltd..........................  5,552,000    119,613
    Sun Hing Vision Group Holdings, Ltd..................    358,000    129,207
    Sun Hung Kai & Co., Ltd..............................  2,851,429  1,561,566
   *Sun Innovation Holdings, Ltd.........................  9,955,655    175,721
   *Sunway International Holdings, Ltd...................    244,000      6,147
   *Superb Summit International Group, Ltd............... 21,451,600    995,291
  #*Sustainable Forest Holdings, Ltd..................... 11,352,750     54,101
    TAI Cheung Holdings..................................  2,019,000  1,585,840
    TAI Sang Land Developement, Ltd......................    804,910    363,376
   *Talent Property Group, Ltd...........................  5,106,420     93,503
   #Tan Chong International, Ltd.........................  1,212,000    353,250
   #Tao Heung Holdings, Ltd..............................    503,000    386,414
  #*Taung Gold International, Ltd........................ 14,590,000    299,114

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
HONG KONG -- (Continued)
   Television Broadcasts, Ltd...........................    394,300 $  2,667,465
   Termbray Industries International....................  2,304,900      214,049
   Tern Properties......................................     51,200       28,318
   Texwinca Holdings, Ltd...............................  3,242,000    3,166,403
   Tian Teck Land.......................................  1,054,000    1,155,233
 #*Titan Petrochemicals Group, Ltd...................... 13,140,000        4,236
  *Tom Group, Ltd.......................................  2,500,000      331,603
   Tongda Group Holdings, Ltd........................... 15,880,000      910,117
  *Topsearch International Holdings, Ltd................    384,000       10,337
  *Town Health International Investments, Ltd...........  1,175,165       71,131
   Tradelink Electronic Commerce, Ltd...................  2,816,000      544,483
  #Transport International Holdings, Ltd................  1,001,741    2,163,740
  #Trinity, Ltd.........................................  6,734,000    2,169,300
   Tristate Holdings, Ltd...............................    188,000       87,748
  *TSC Group Holdings, Ltd..............................  2,760,000      994,967
   Tse Sui Luen Jewellery International, Ltd............    300,000      150,083
   Tysan Holdings, Ltd..................................  1,040,773      311,121
  *U-RIGHT International Holdings, Ltd..................  4,746,000           --
 #*United Laboratories International Holdings, Ltd.
  (The).................................................  3,532,000    1,360,340
  *Universal Technologies Holdings, Ltd.................  7,630,000      579,962
  *Up Energy Development Group, Ltd.....................  2,457,000      151,996
  *Value Convergence Holdings, Ltd......................  1,692,000      237,531
  #Value Partners Group, Ltd............................  4,679,000    2,590,747
   Van Shung Chong Holdings, Ltd........................    789,335      112,921
   Varitronix International, Ltd........................  1,541,293      952,809
   Vedan International Holdings, Ltd....................  3,272,000      208,993
   Victory City International Holdings, Ltd.............  5,948,729      927,244
   Vitasoy International Holdings, Ltd..................  4,129,000    5,055,697
   VST Holdings, Ltd....................................  4,477,600      749,944
   Wai Kee Holdings, Ltd................................  7,864,738    2,066,860
   Wang On Group, Ltd................................... 26,711,286      440,862
  *Warderly International Holdings, Ltd.................    520,000       32,183
   Water Oasis Group, Ltd...............................  1,346,000       76,263
   Win Hanverky Holdings, Ltd...........................  1,812,000      184,434
   Wing Hang Bank, Ltd..................................    238,500    2,209,762
   Wing On Co. International, Ltd.......................    781,000    2,365,407
   Wing Tai Properties, Ltd.............................  1,957,331    1,202,983
   Wong's International Hldgs...........................    737,641      229,775
   Wong's Kong King International.......................    120,000       10,916
  #Xinyi Glass Holdings, Ltd............................ 11,984,000   10,976,727
  *Xpress Group, Ltd....................................    440,000       13,062
   Yangtzekiang Garment, Ltd............................    606,500      209,493
   Yau Lee Holdings, Ltd................................    534,000      101,824
   Yeebo International Hldg.............................    572,000       82,133
  #YGM Trading, Ltd.....................................    455,000    1,090,505
   YT Realty Group, Ltd.................................    749,000      235,484
  *Yugang International, Ltd............................ 93,492,000      553,290
  *Zhuhai Holdings Investment Group, Ltd................  2,558,000      516,383
                                                                    ------------
TOTAL HONG KONG.........................................             304,202,808
                                                                    ------------
NEW ZEALAND -- (6.3%)
 #*A2 Corp., Ltd........................................    239,402      127,907
   Abano Healthcare Group, Ltd..........................     29,547      135,684

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
   Air New Zealand, Ltd.................................. 2,261,316 $ 2,618,928
   #Auckland International Airport, Ltd..................   355,350     892,936
 #*Bathurst Resources New Zealand, Ltd................... 1,666,560     292,117
   Briscoe Group, Ltd....................................     2,235       4,103
  *Cavalier Corp., Ltd...................................   283,674     362,339
  #CDL Investments New Zealand, Ltd......................   163,215      74,110
  #Chorus, Ltd...........................................   628,474   1,355,301
   Colonial Motor Co., Ltd. (The)........................   148,846     509,885
  *Diligent Board Member SVCS............................    82,102     406,246
  #Ebos Group, Ltd.......................................   333,508   2,676,666
  #Fisher & Paykel Healthcare Corp., Ltd................. 3,294,822   9,151,620
  #Freightways, Ltd......................................   824,466   2,672,967
  #Hallenstein Glasson Holdings, Ltd.....................   245,661     925,116
   Heartland New Zealand, Ltd............................   173,369     120,245
  #Hellaby Holdings, Ltd.................................   359,954     813,772
  #Infratil, Ltd......................................... 2,633,780   5,227,301
   Kathmandu Holdings, Ltd...............................   208,985     446,852
  #Mainfreight, Ltd......................................   462,059   3,967,324
   Methven, Ltd..........................................    93,877     102,647
   Metlifecare, Ltd......................................    96,678     252,914
   Michael Hill International, Ltd....................... 1,534,152   1,568,129
   Millennium & Copthorne Hotels New Zealand, Ltd........ 1,387,344     776,325
   New Zealand Oil & Gas, Ltd............................ 2,036,646   1,358,138
  #New Zealand Refining Co., Ltd. (The)..................   591,259   1,152,825
   Northland Port Corp. NZ, Ltd..........................   168,036     372,314
  #Nuplex Industries, Ltd................................ 1,066,832   2,655,874
  #NZX, Ltd..............................................   947,061   1,006,577
  #Opus International Consultants, Ltd...................    12,925      17,660
  *Pacific Edge, Ltd.....................................    88,020      42,170
   PGG Wrightson, Ltd....................................   943,453     249,112
   Pike River Coal, Ltd..................................   490,805          --
   Port of Tauranga, Ltd.................................   528,322   6,031,024
 #*Pumpkin Patch, Ltd....................................   606,913     421,410
  *Rakon, Ltd............................................   346,364      69,259
  #Restaurant Brands New Zealand, Ltd....................   461,634   1,038,003
   Richina Pacific, Ltd..................................   274,180      78,836
  *Rubicon, Ltd.......................................... 1,485,105     383,680
  #Ryman Healthcare, Ltd................................. 1,723,642   9,783,666
   Sanford Ltd...........................................   393,618   1,460,958
   Scott Technology, Ltd.................................    36,510      65,701
   Seafresh Fisheries, Ltd...............................    80,520          --
  #Skellerup Holdings, Ltd...............................   494,165     532,183
   Sky Network Television, Ltd........................... 1,128,923   4,825,893
   SKYCITY Entertainment Group, Ltd...................... 3,334,272  11,147,901
   South Port New Zealand, Ltd...........................    25,444      65,074
  #Steel & Tube Holdings, Ltd............................   401,108     832,317
   Tourism Holdings, Ltd.................................   274,867     129,256
   Tower, Ltd............................................   770,905   1,151,483
   Trade Me, Ltd.........................................   174,580     666,114
  #TrustPower, Ltd.......................................    68,345     403,832
   Vector, Ltd........................................... 1,052,937   2,226,884
   Warehouse Group, Ltd. (The)...........................   601,553   1,883,407

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
 #*Xero, Ltd.............................................    92,087 $ 1,272,642
                                                                    -----------
TOTAL NEW ZEALAND........................................            86,805,627
                                                                    -----------
SINGAPORE -- (13.0%)
 #*Abterra, Ltd..........................................   531,800     266,039
  #Amara Holdings, Ltd...................................   950,000     425,262
   Amtek Engineering, Ltd................................ 1,297,000     479,036
   Armstrong Industrial Corp., Ltd....................... 1,815,000     549,334
   ASL Marine Holdings, Ltd..............................   816,600     410,801
   Aspial Corp., Ltd.....................................    99,000      31,171
  #Ausgroup, Ltd......................................... 3,323,000     927,297
  #Baker Technology, Ltd................................. 1,272,000     266,177
   Banyan Tree Holdings, Ltd............................. 1,053,000     573,732
  #Biosensors International Group, Ltd................... 5,672,237   4,639,768
   Bonvests Holdings, Ltd................................   978,000     860,655
   Boustead Singapore, Ltd............................... 1,569,000   1,727,793
  #Breadtalk Group, Ltd..................................   850,800     641,924
   Broadway Industrial Group, Ltd........................ 1,374,000     291,602
  #Bukit Sembawang Estates, Ltd..........................   611,003   2,970,552
   Bund Center Investment, Ltd........................... 2,652,000     478,278
   CH Offshore, Ltd...................................... 1,642,400     561,702
  #China Aviation Oil Singapore Corp., Ltd............... 1,322,000     996,762
  #China Merchants Holdings Pacific, Ltd.................   813,000     526,974
  #Chip Eng Seng Corp., Ltd.............................. 3,546,800   1,921,973
   Chuan Hup Holdings, Ltd............................... 3,967,000     781,120
   Cityspring Infrastructure Trust....................... 1,155,000     444,722
  #Cosco Corp. Singapore, Ltd............................ 6,705,000   3,951,663
   Creative Technology, Ltd..............................   272,200     504,947
   CSC Holdings, Ltd..................................... 2,495,000     199,855
   CSE Global, Ltd....................................... 3,168,000   2,053,079
  #CWT, Ltd.............................................. 1,307,700   1,474,753
   Datapulse Technology, Ltd.............................    89,000      16,102
 #*Delong Holdings, Ltd.................................. 1,361,000     402,810
   DMX Technologies Group, Ltd........................... 2,096,000     362,131
  #Dyna-Mac Holdings, Ltd................................ 2,015,000     641,090
  #Elec & Eltek International Co., Ltd...................   147,000     317,478
   Ellipsiz, Ltd.........................................   123,000       8,119
   EnGro Corp., Ltd......................................   354,000     271,128
  #Etika International Holdings, Ltd.....................   575,000     173,729
  #Eu Yan Sang International, Ltd........................   809,800     483,643
  *euNetworks Group, Ltd.................................     8,220       3,984
   Ezion Holdings, Ltd...................................   571,000     995,279
 #*Ezra Holdings, Ltd.................................... 4,481,000   3,043,984
 #*Falcon Energy Group, Ltd.............................. 1,826,000     486,990
   Far East Orchard, Ltd................................. 1,070,598   1,706,730
   First Resources, Ltd..................................   139,000     183,535
   FJ Benjamin Holdings, Ltd............................. 1,305,000     262,632
   Food Empire Holdings, Ltd............................. 1,256,400     652,100
  *Forterra Trust........................................    90,000     152,635
  #Fragrance Group, Ltd.................................. 6,079,000   1,147,101
  #Freight Links Express Holdings, Ltd................... 7,676,111     724,974
 #*Gallant Venture, Ltd.................................. 5,073,000   1,216,746
   GK Goh Holdings, Ltd.................................. 1,458,000     976,310

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
 SINGAPORE -- (Continued)
    Global Yellow Pages, Ltd.............................    299,000 $   25,143
   #GMG Global, Ltd...................................... 17,690,000  1,446,088
    Goodpack, Ltd........................................  1,408,000  1,683,669
    GP Batteries International, Ltd......................    343,000    245,018
    GP Industries, Ltd...................................  2,643,209  1,066,146
   #GuocoLand, Ltd.......................................    410,314    676,880
   #GuocoLeisure, Ltd....................................  3,181,000  1,962,511
    Guthrie GTS, Ltd.....................................  1,827,000  1,282,731
   *Hanwell Holdings, Ltd................................  1,823,419    402,188
  #*Healthway Medical Corp., Ltd.........................  8,042,776    462,790
    HG Metal Manufacturing, Ltd..........................  1,768,000    122,310
    Hi-P International, Ltd..............................  1,309,000    852,207
    Hiap Hoe, Ltd........................................    353,000    202,639
    Hiap Seng Engineering, Ltd...........................    612,000    141,579
   *HLH Group, Ltd.......................................  8,364,000    137,802
   #Ho Bee Investment, Ltd...............................  1,652,000  2,843,746
   #Hong Fok Corp., Ltd..................................  3,323,640  1,800,804
    Hong Leong Asia, Ltd.................................    702,000    850,860
    Hotel Grand Central, Ltd.............................  1,331,073  1,124,896
    Hotel Properties, Ltd................................  1,379,400  3,394,444
    Hour Glass, Ltd. (The)...............................    622,744    855,831
    HTL International Holdings, Ltd......................  1,063,843    230,410
   *Huan Hsin Holdings, Ltd..............................    393,400     14,240
    HupSteel, Ltd........................................  1,572,875    278,335
    Hwa Hong Corp., Ltd..................................  2,186,000    549,169
    Hyflux, Ltd..........................................  3,277,500  3,365,381
    IFS Capital, Ltd.....................................    248,080     88,690
    Indofood Agri Resources, Ltd.........................  3,448,000  2,401,388
    InnoTek, Ltd.........................................    950,000    265,169
  #*International Healthway Corp., Ltd...................    637,656    208,229
   *Interra Resources, Ltd...............................    475,000    177,365
   #IPC Corp., Ltd.......................................  4,265,000    546,317
    Isetan Singapore, Ltd................................    122,500    458,827
    Jaya Holdings, Ltd...................................  2,280,000  1,039,053
   *Jiutian Chemical Group, Ltd..........................  9,350,000    741,393
   #Jurong Technologies Industrial Corp., Ltd............  2,227,680         --
    K-Green Trust........................................  1,260,000  1,016,071
    K1 Ventures, Ltd.....................................  4,555,500    618,994
    Keppel Telecommunications & Transportation, Ltd......  1,409,600  1,628,733
    Koh Brothers Group, Ltd..............................  1,432,000    333,432
   *Lafe Corp., Ltd......................................    700,000     38,577
    LC Development, Ltd..................................  3,569,504    448,999
    Lee Kim Tah Holdings, Ltd............................  1,600,000  1,194,388
   *Li Heng Chemical Fibre Technologies, Ltd.............  2,053,000    201,746
   #Lian Beng Group, Ltd.................................  1,691,000    731,178
   #Low Keng Huat Singapore, Ltd.........................    832,000    441,558
    Lum Chang Holdings, Ltd..............................  1,094,030    300,674
    M1, Ltd..............................................  1,533,000  3,894,131
   *Manhattan Resources, Ltd.............................    911,000    261,628
    Marco Polo Marine, Ltd...............................    963,000    288,191
    mDR, Ltd.............................................  3,997,000     40,792
    Memstar Technology, Ltd..............................    993,000     70,310
    Mercator Lines Singapore, Ltd........................    555,000     45,459

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
 SINGAPORE -- (Continued)
    Mermaid Maritime PCL................................  1,066,000 $  272,066
    Metro Holdings, Ltd.................................  2,085,792  1,468,029
   #Mewah International, Inc............................  1,773,000    606,149
   #Midas Holdings, Ltd.................................  8,006,000  3,016,508
   #Nam Cheong, Ltd.....................................  6,746,740  1,484,485
   *Neptune Orient Lines, Ltd...........................    595,000    502,263
    New Toyo International Holdings, Ltd................  1,624,000    376,193
    NSL, Ltd............................................    422,000    477,610
  #*Oceanus Group, Ltd.................................. 13,109,000    298,469
    OKP Holdings, Ltd...................................    207,000     65,043
   #OSIM International, Ltd.............................  1,539,000  2,481,847
  #*Otto Marine, Ltd....................................  5,691,500    223,396
   #Overseas Union Enterprise, Ltd......................  1,863,000  4,145,811
    Pan Pacific Hotels Group, Ltd.......................  1,669,500  3,339,189
   #Pan-United Corp., Ltd...............................  2,006,000  1,434,818
    PEC, Ltd............................................     47,000     21,819
   *Penguin International, Ltd..........................    400,000     27,081
    Petra Foods, Ltd....................................    810,000  2,543,139
    Popular Holdings, Ltd...............................  2,763,650    608,766
    QAF, Ltd............................................  1,184,483    977,976
  #*Raffles Education Corp., Ltd........................  4,104,710    951,969
    Raffles Medical Group, Ltd..........................    596,330  1,509,188
   #Rickmers Maritime...................................    888,000    199,129
    Rotary Engineering, Ltd.............................  1,339,600    625,453
    Roxy-Pacific Holdings, Ltd..........................    349,000    183,814
   *S I2I, Ltd.......................................... 17,004,000    253,699
    San Teh, Ltd........................................    999,087    240,070
   *Sapphire Corp., Ltd.................................    704,000     59,328
    SBS Transit, Ltd....................................    953,500  1,042,731
   #See Hup Seng, Ltd...................................  1,504,000    319,896
    Sheng Siong Group, Ltd..............................  1,085,000    605,593
    Sim Lian Group, Ltd.................................  2,281,855  1,594,876
   #Sinarmas Land, Ltd..................................  5,352,000  2,793,337
   #Sing Holdings, Ltd..................................  1,134,000    431,448
    Sing Investments & Finance, Ltd.....................    297,675    319,039
   #Singapore Post, Ltd.................................  9,103,120  9,412,620
    Singapore Reinsurance Corp., Ltd....................  1,514,530    316,140
    Singapore Shipping Corp., Ltd.......................  1,689,000    305,773
    Singapura Finance, Ltd..............................    174,062    210,505
  #*Sino Grandness Food Industry Group Ltd..............    942,000  1,080,722
   #SMRT Corp., Ltd.....................................  1,561,000  1,737,549
  #*Sound Global, Ltd...................................  1,432,000    678,071
    Stamford Land Corp., Ltd............................  3,258,000  1,434,269
    Straco Corp., Ltd...................................    130,000     31,098
    Sunningdale Tech, Ltd...............................  2,398,000    237,477
  #*SunVic Chemical Holdings, Ltd.......................  1,650,000    576,665
    Super Group, Ltd....................................    986,000  3,731,107
   #Swiber Holdings, Ltd................................  3,974,000  2,307,750
    Swissco Holdings, Ltd...............................    295,000     56,762
   #Tat Hong Holdings, Ltd..............................  2,072,800  1,898,333
    Technics Oil & Gas, Ltd.............................     66,000     43,873
    Thakral Corp., Ltd..................................  6,028,000    142,223
    Tiong Woon Corp. Holding, Ltd.......................  2,108,250    587,719

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                 SHARES       VALUE++
                                                                                               ----------- --------------
SINGAPORE -- (Continued)
#*Triyards holdings, Ltd......................................................................     348,900 $      190,560
   Tuan Sing Holdings, Ltd....................................................................   4,074,495      1,104,485
  #UMS Holdings, Ltd..........................................................................   1,280,000        502,677
  #United Engineers, Ltd......................................................................   1,284,014      2,374,494
  #United Envirotech, Ltd.....................................................................   2,294,000      1,695,831
   United Overseas Insurance, Ltd.............................................................     187,250        627,398
   UOB-Kay Hian Holdings, Ltd.................................................................   1,798,400      2,383,664
  #UPP Holdings, Ltd..........................................................................   3,060,000        853,725
  #Vard Holdings, Ltd.........................................................................   3,754,000      2,432,005
  #Venture Corp., Ltd.........................................................................   1,544,000      8,893,252
   Vicom, Ltd.................................................................................     120,000        447,825
  #Wee Hur Holdings, Ltd......................................................................   2,479,000        749,410
   Wheelock Properties Singapore, Ltd.........................................................   1,210,000      1,740,213
  #Wing Tai Holdings, Ltd.....................................................................   2,670,567      4,464,362
  *Xpress Holdings, Ltd.......................................................................     915,000         28,005
  #Yeo Hiap Seng, Ltd.........................................................................     223,731        469,542
   YHI International, Ltd.....................................................................   1,174,000        258,432
  #Yongnam Holdings, Ltd......................................................................   7,866,000      2,042,554
                                                                                                           --------------
TOTAL SINGAPORE...............................................................................                178,232,627
                                                                                                           --------------
TOTAL COMMON STOCKS...........................................................................              1,098,429,404
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation Rights...........................................      81,336             --
   *Robust Resources, Ltd. Rights 08/07/13....................................................      13,353             --
                                                                                                           --------------
TOTAL AUSTRALIA                                                                                                        --
                                                                                                           --------------
HONG KONG -- (0.0%)
   *Cheuk Nang Holdings, Ltd. Warrants 06/24/14...............................................      11,781          3,607
                                                                                                           --------------
TOTAL RIGHTS/WARRANTS                                                                                               3,607
                                                                                                           --------------

                                                                                                 SHARES/
                                                                                                  FACE
                                                                                                 AMOUNT
                                                                                                  (000)       VALUE+
                                                                                               ----------- --------------
SECURITIES LENDING COLLATERAL -- (20.0%)
(S)@DFA Short Term Investment Fund............................................................  23,681,936    274,000,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.10%, 08/01/13 (Collateralized by
    $1,224,169 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 01/01/40 to
    05/01/42, valued at $785,474) to be repurchased at $770,075............................... $       770        770,073
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...........................................................                274,770,073
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,376,960,852)^^                                                                                  $1,373,203,084
                                                                                                           ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $1,054,457 $  526,763,895   --    $  527,818,352
   Canada.....................         --         27,181   --            27,181
   China......................         --      1,342,809   --         1,342,809
   Hong Kong..................         --    304,202,808   --       304,202,808
   New Zealand................         --     86,805,627   --        86,805,627
   Singapore..................    681,296    177,551,331   --       178,232,627
Rights/Warrants
   Australia..................         --             --   --                --
   Hong Kong..................         --          3,607   --             3,607
Securities Lending Collateral.         --    274,770,073   --       274,770,073
                               ---------- --------------   --    --------------
TOTAL......................... $1,735,753 $1,371,467,331   --    $1,373,203,084
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
 COMMON STOCKS -- (98.3%)
 Consumer Discretionary -- (27.2%)
    4imprint Group P.L.C................................     97,044 $   814,150
    888 Holdings P.L.C..................................    725,725   1,882,135
   *Aga Rangemaster Group P.L.C.........................    453,866     640,906
   *Barratt Developments P.L.C..........................  4,733,589  23,465,382
    Bellway P.L.C.......................................    601,833  12,629,897
    Berkeley Group Holdings P.L.C.......................    612,962  21,054,945
    Betfair Group P.L.C.................................     41,058     573,888
    Bloomsbury Publishing P.L.C.........................    280,131     589,971
    BOOT HENRY P.L.C....................................    432,804   1,239,754
    Bovis Homes Group P.L.C.............................    875,787  10,656,429
    Bwin.Party Digital Entertainment P.L.C..............  2,652,494   5,626,461
   #Centaur Media P.L.C.................................    556,967     349,441
    Chime Communications P.L.C..........................    276,468   1,190,070
    Cineworld Group P.L.C...............................    583,403   3,328,692
    Creston P.L.C.......................................     22,394      35,562
    Daily Mail & General Trust P.L.C....................  1,328,069  16,319,799
    Debenhams P.L.C.....................................  6,155,520  10,152,786
    Dignity P.L.C.......................................    231,221   5,196,971
   *Dixons Retail P.L.C................................. 16,850,562  11,623,805
    Domino's Pizza Group P.L.C..........................    440,599   3,825,053
    Dunelm Group P.L.C..................................    199,241   2,985,615
   *Enterprise Inns P.L.C...............................  2,658,219   5,221,546
    Euromoney Institutional Investor P.L.C..............    295,537   4,787,245
    Fiberweb P.L.C......................................    729,920     804,012
  #*Findel P.L.C........................................    262,721     816,195
    Forminster P.L.C....................................     43,333          --
    Fuller Smith & Turner P.L.C.........................    134,723   1,928,893
   *Future P.L.C........................................  1,301,863     263,611
    Games Workshop Group P.L.C..........................    101,889   1,222,436
    GKN P.L.C...........................................      6,077      32,319
    Greene King P.L.C...................................  1,421,372  18,912,418
    Halfords Group P.L.C................................  1,033,136   5,775,831
    Headlam Group P.L.C.................................    337,290   1,972,960
   #Home Retail Group P.L.C.............................  3,823,244   8,758,342
   #Hornby P.L.C........................................    154,220     188,484
    Howden Joinery Group P.L.C..........................  2,574,989  11,329,702
    Huntsworth P.L.C....................................    912,563     815,460
    Inchcape P.L.C......................................  2,195,348  19,046,932
    Informa P.L.C.......................................  2,956,826  23,618,943
    ITV P.L.C...........................................  5,839,460  15,018,740
    JD Sports Fashion P.L.C.............................    120,013   1,679,184
    JD Wetherspoon P.L.C................................    470,643   5,101,146
    John Menzies P.L.C..................................    244,534   2,743,390
   *Johnston Press P.L.C................................    975,199     240,586
    Ladbrokes P.L.C.....................................  4,483,503  14,525,547
    Laura Ashley Holdings P.L.C.........................  1,500,394     580,824
    Lookers P.L.C.......................................  1,150,737   2,133,116
    Marston's P.L.C.....................................  2,919,216   6,899,802
    Mecom Group P.L.C...................................    332,622     202,306
    Millennium & Copthorne Hotels P.L.C.................  1,048,561   8,830,388
   *Mitchells & Butlers P.L.C...........................    990,564   6,281,381

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
Consumer Discretionary -- (Continued)
   MJ Gleeson Group P.L.C...............................    195,875 $    889,968
  *Mothercare P.L.C.....................................    264,138    1,672,313
  *MWB Group Holdings P.L.C.............................    335,122           --
   N Brown Group P.L.C..................................    874,754    6,886,000
 #*Ocado Group P.L.C....................................    881,953    4,126,381
   Pendragon P.L.C......................................  3,544,156    1,482,158
   Persimmon P.L.C......................................  1,455,388   27,352,075
   Photo-Me International P.L.C.........................     89,379      127,016
  *Punch Taverns P.L.C..................................  2,668,837      526,099
   Rank Group P.L.C.....................................     60,457      147,653
  *Redrow P.L.C.........................................  1,499,277    5,607,910
   Restaurant Group P.L.C. (The)........................    869,617    6,981,639
   Rightmove P.L.C......................................    304,304   11,254,672
   Smiths News P.L.C....................................    925,076    2,401,486
   Spirit Pub Co. P.L.C.................................  3,025,976    3,581,820
  *Sportech P.L.C.......................................    383,830      517,354
  *Sports Direct International P.L.C....................    737,661    7,392,189
  *STV Group P.L.C......................................      2,238        5,359
  *SuperGroup P.L.C.....................................    193,888    3,177,821
   Taylor Wimpey P.L.C.................................. 15,614,170   25,312,640
   Ted Baker P.L.C......................................    145,093    4,186,840
  *Thomas Cook Group P.L.C..............................  7,036,147   16,394,278
   Topps Tiles P.L.C....................................    810,881    1,078,122
  *Torotrak P.L.C.......................................     45,292       18,595
 #*Trinity Mirror P.L.C.................................  1,688,565    2,966,727
   TUI Travel P.L.C.....................................  1,195,767    6,945,004
   UBM P.L.C............................................    595,370    6,449,529
   UTV Media P.L.C......................................    232,157      558,720
   Vitec Group P.L.C. (The).............................    160,973    1,396,529
  #WH Smith P.L.C.......................................    625,130    7,397,398
   William Hill P.L.C...................................  4,017,244   29,724,760
   Wilmington Group P.L.C...............................    346,234      861,797
                                                                    ------------
Total Consumer Discretionary............................             491,334,303
                                                                    ------------
Consumer Staples -- (3.5%)
   A.G.BARR P.L.C.......................................    424,100    3,493,685
   Anglo-Eastern Plantations............................    108,153    1,091,924
   Booker Group P.L.C...................................  7,180,577   14,429,874
   Britvic P.L.C........................................    961,388    7,949,818
   Cranswick P.L.C......................................    250,912    4,398,078
   Dairy Crest Group P.L.C..............................    724,690    5,625,819
   Devro P.L.C..........................................    870,979    4,143,998
  *European Home Retail P.L.C...........................    109,256           --
   Greencore Group P.L.C................................  2,110,572    4,715,901
   Greggs P.L.C.........................................    483,318    3,183,648
   Hilton Food Group P.L.C..............................     23,544      145,398
   McBride P.L.C........................................    855,515    1,689,006
 #*Premier Foods P.L.C..................................  1,109,632    1,471,298
  #PZ Cussons P.L.C.....................................  1,293,587    7,755,209
   REA Holdings P.L.C...................................     50,639      314,668
   Tate & Lyle P.L.C....................................    182,878    2,336,158

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
  *Thorntons P.L.C.......................................   219,236 $   276,604
                                                                    -----------
Total Consumer Staples...................................            63,021,086
                                                                    -----------
Energy -- (5.0%)
  *Afren P.L.C........................................... 5,276,338  10,923,755
   AMEC P.L.C............................................   474,792   7,778,430
   Anglo Pacific Group P.L.C.............................   438,805   1,241,864
  *Cairn Energy P.L.C.................................... 2,305,695   9,435,884
  *Coalfield Resources P.L.C.............................   268,451      16,247
  *EnQuest P.L.C......................................... 3,096,517   5,832,161
  *Essar Energy P.L.C.................................... 1,014,708   2,051,104
  *Exillon Energy P.L.C..................................   289,661     620,145
   Fortune Oil P.L.C..................................... 6,170,225     726,080
  *Hardy Oil & Gas P.L.C.................................    74,781     109,334
  *Heritage Oil P.L.C....................................   653,846   1,646,280
   Hunting P.L.C.........................................   603,639   7,593,088
   James Fisher & Sons P.L.C.............................   204,491   3,260,683
 #*JKX Oil & Gas P.L.C...................................   456,676     443,071
   John Wood Group P.L.C................................. 1,171,233  16,081,390
  *Lamprell P.L.C........................................   967,717   2,133,453
   Premier Oil P.L.C..................................... 2,484,308  13,660,232
  *Salamander Energy P.L.C............................... 1,063,663   1,926,339
  *Soco International P.L.C.............................. 1,006,715   5,630,612
                                                                    -----------
Total Energy.............................................            91,110,152
                                                                    -----------
Financials -- (14.0%)
   Aberdeen Asset Management P.L.C.......................   869,018   5,086,341
   Admiral Group P.L.C...................................    11,519     245,949
   Amlin P.L.C........................................... 2,505,312  15,341,243
   Ashmore Group P.L.C................................... 1,563,723   8,817,443
   Bank of Georgia Holdings P.L.C........................    46,448   1,252,886
   Beazley P.L.C......................................... 2,481,527   8,332,950
   Brewin Dolphin Holdings P.L.C......................... 1,273,256   4,925,267
   Capital & Counties Properties P.L.C...................   474,174   2,608,190
  *Capital & Regional P.L.C.............................. 1,493,345     797,301
   Catlin Group, Ltd..................................... 1,812,653  13,937,652
   Charles Stanley Group P.L.C...........................   126,349     817,553
   Charles Taylor P.L.C..................................   139,215     395,823
   Chesnara P.L.C........................................   506,569   1,992,723
   Close Brothers Group P.L.C............................   726,154  11,498,535
   Daejan Holdings P.L.C.................................    32,083   1,959,547
   Development Securities P.L.C..........................   549,406   1,672,179
   F&C Asset Management P.L.C............................ 2,192,955   3,339,563
   Hansard Global P.L.C..................................    16,468      29,529
   Hargreaves Lansdown P.L.C.............................   387,141   5,774,650
   Helical Bar P.L.C.....................................   660,484   3,002,226
  #Henderson Group P.L.C................................. 4,966,011  12,369,866
   Hiscox, Ltd........................................... 1,713,168  16,966,156
   ICAP P.L.C............................................ 2,669,346  16,504,185
   IG Group Holdings P.L.C............................... 1,243,033  10,903,250
   Industrial & Commercial Holdings P.L.C................     5,000          --
   Intermediate Capital Group P.L.C......................   572,350   4,226,079

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

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
   International Personal Finance P.L.C.................   690,825 $  6,669,038
  *IP Group P.L.C....................................... 1,175,988    2,580,319
   Jardine Lloyd Thompson Group P.L.C...................   551,022    7,492,325
   Jupiter Fund Management P.L.C........................ 1,121,129    5,533,659
   Lancashire Holdings, Ltd.............................   788,584    9,669,406
   Liontrust Asset Management P.L.C.....................   129,935      411,654
   London Stock Exchange Group P.L.C....................   471,534   11,251,977
   LSL Property Services P.L.C..........................   151,839    1,005,286
   Man Group P.L.C...................................... 9,800,117   11,922,451
   Novae Group P.L.C....................................   269,955    1,989,895
   Phoenix Group Holdings...............................   453,016    5,060,451
   Puma Brandenburg, Ltd. Class A....................... 1,193,004           --
   Puma Brandenburg, Ltd. Class B....................... 1,193,004           --
  *Quintain Estates & Development P.L.C................. 2,422,755    3,232,006
   Rathbone Brothers P.L.C..............................   165,692    4,212,888
   Raven Russia, Ltd....................................   546,328      583,964
   S&U P.L.C............................................    21,140      400,846
   Savills P.L.C........................................   603,213    5,790,641
   Shore Capital Group, Ltd.............................   116,823       37,326
   St James's Place P.L.C...............................   846,493    7,947,430
   ST Modwen Properties P.L.C...........................   937,584    4,500,143
   Tullett Prebon P.L.C................................. 1,042,038    5,273,306
   Unite Group P.L.C....................................   885,427    5,271,359
  *Waterloo Investment Holdings, Ltd....................     5,979          637
                                                                   ------------
Total Financials........................................            253,634,093
                                                                   ------------
Health Care -- (2.4%)
  #Alizyme P.L.C........................................   660,805           --
   Bioquell P.L.C.......................................    90,893      185,428
  *BTG P.L.C............................................ 1,493,748    8,614,457
   Consort Medical P.L.C................................   127,204    1,528,010
   Dechra Pharmaceuticals P.L.C.........................   415,212    4,320,530
   Genus P.L.C..........................................   278,127    5,820,964
   Hikma Pharmaceuticals P.L.C..........................   647,437   10,939,843
  *Optos P.L.C..........................................    89,392      213,749
  *Oxford Biomedica P.L.C............................... 2,821,652       64,215
 #*Renovo Group P.L.C...................................    87,461       23,477
  *Southern Cross Healthcare Group P.L.C................   191,826           --
   Synergy Health P.L.C.................................   276,735    4,676,872
   United Drug P.L.C....................................   943,084    5,044,205
  *Vectura Group P.L.C.................................. 1,588,603    2,279,409
  *Vernalis P.L.C.......................................    19,974        6,781
                                                                   ------------
Total Health Care.......................................             43,717,940
                                                                   ------------
Industrials -- (27.2%)
  #Air Partner P.L.C....................................    37,086      206,803
   Alumasc Group P.L.C..................................   124,366      219,120
   Ashtead Group P.L.C.................................. 2,503,056   26,853,372
   Avon Rubber P.L.C....................................    57,807      395,604
   Babcock International Group P.L.C....................   616,543   11,033,486
   Balfour Beatty P.L.C................................. 3,201,702   12,007,807
   BBA Aviation P.L.C................................... 2,792,163   12,746,598

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
   Berendsen P.L.C.......................................   778,019 $ 9,673,778
   Bodycote P.L.C........................................ 1,253,236  11,797,793
   Braemar Shipping Services P.L.C.......................    82,998     543,797
   Brammer P.L.C.........................................   368,379   2,203,715
   Camellia P.L.C........................................     2,481     343,845
   Cape P.L.C............................................   517,842   1,999,190
   Carillion P.L.C....................................... 1,966,735   8,920,820
   Carr's Milling Industries P.L.C.......................    35,379     721,364
   Castings P.L.C........................................   162,757   1,042,674
   Chemring Group P.L.C.................................. 1,074,280   5,026,323
   Clarkson P.L.C........................................    64,108   1,834,842
   Cobham P.L.C.......................................... 5,383,251  23,584,425
   Communisis P.L.C......................................   853,572     875,378
   Costain Group P.L.C...................................   157,121     664,536
   DCC P.L.C.............................................   363,013  14,727,991
   De La Rue P.L.C.......................................   365,417   5,492,221
   easyJet P.L.C.........................................   692,439  14,881,783
   Fenner P.L.C..........................................   804,257   4,208,138
   Firstgroup P.L.C...................................... 5,277,432   8,038,178
   G4S P.L.C.............................................   379,423   1,305,673
   Galliford Try P.L.C...................................   292,763   4,437,453
   Go-Ahead Group P.L.C..................................   201,434   4,849,419
   Hampson Industries P.L.C..............................   110,209          --
   Harvey Nash Group P.L.C...............................    46,693      50,789
   Hays P.L.C............................................ 6,797,966  10,672,426
   Hogg Robinson Group P.L.C.............................   134,014     148,253
   Homeserve P.L.C....................................... 1,275,755   5,133,519
   Hyder Consulting P.L.C................................   176,908   1,271,667
   IMI P.L.C.............................................   312,754   6,532,486
   Interserve P.L.C......................................   657,348   5,103,797
   Intertek Group P.L.C..................................    35,538   1,636,139
   Invensys P.L.C........................................ 2,824,855  21,401,093
   ITE Group P.L.C....................................... 1,124,678   4,857,746
   Keller Group P.L.C....................................   314,326   5,309,083
   Kier Group P.L.C......................................   204,194   4,611,421
   Latchways P.L.C.......................................    36,248     682,543
   Lavendon Group P.L.C..................................   713,718   1,840,723
   Management Consulting Group P.L.C..................... 1,519,596     612,500
   Mears Group P.L.C.....................................   421,283   2,574,174
   Meggitt P.L.C......................................... 1,412,089  11,774,901
   Melrose Industries P.L.C.............................. 4,704,213  20,206,230
   Michael Page International P.L.C...................... 1,282,180   8,726,622
   Mitie Group P.L.C..................................... 1,526,552   6,290,457
   Morgan Advanced Materials P.L.C....................... 1,380,321   6,417,086
   Morgan Sindall Group P.L.C............................   174,207   1,781,407
   National Express Group P.L.C.......................... 1,981,241   7,648,813
   Northgate P.L.C.......................................   706,700   4,192,806
   PayPoint P.L.C........................................   161,916   2,681,643
   QinetiQ Group P.L.C................................... 3,080,895   8,676,710
   Regus P.L.C........................................... 3,349,550   9,416,976
  *Renold P.L.C..........................................   137,631      60,070
   Rentokil Initial P.L.C................................ 5,429,970   8,074,197
   Ricardo P.L.C.........................................   223,925   1,480,215

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

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
   Richmond Oil & Gas P.L.C.............................   220,000 $         --
   Robert Walters P.L.C.................................   387,999    1,383,801
   Rotork P.L.C.........................................   325,224   13,122,941
   RPS Group P.L.C...................................... 1,140,834    3,928,020
   Senior P.L.C......................................... 1,936,600    7,834,254
   Serco Group P.L.C.................................... 1,203,054   11,504,128
   Severfield-Rowen P.L.C............................... 1,245,409    1,064,126
   Shanks Group P.L.C................................... 2,094,379    2,800,557
   SIG P.L.C............................................ 2,769,747    7,655,857
   Speedy Hire P.L.C.................................... 2,580,211    2,317,132
   Spirax-Sarco Engineering P.L.C.......................   309,985   13,503,501
   St Ives P.L.C........................................   668,424    1,665,270
   Stagecoach Group P.L.C............................... 2,033,029   10,339,752
   Sthree P.L.C.........................................   360,754    1,892,194
   Stobart Group, Ltd...................................    49,665       73,700
   T Clarke P.L.C.......................................   147,457      121,698
   Tarsus Group P.L.C...................................   208,165      783,814
   Travis Perkins P.L.C.................................   699,104   18,089,609
   Tribal Group P.L.C...................................   150,160      440,369
   Trifast P.L.C........................................   405,944      339,323
   UK Mail Group P.L.C..................................   197,261    1,766,182
   Ultra Electronics Holdings P.L.C.....................   311,993    8,615,848
   Vesuvius P.L.C....................................... 1,370,457    8,869,268
  #Volex P.L.C..........................................   229,354      333,379
   Vp P.L.C.............................................   167,297    1,034,320
  *Wincanton P.L.C......................................   401,686      460,036
   WS Atkins P.L.C......................................   507,738    8,953,163
  #XP Power, Ltd........................................    73,829    1,510,845
                                                                   ------------
Total Industrials.......................................            490,905,705
                                                                   ------------
Information Technology -- (7.4%)
   Acal P.L.C...........................................   104,729      404,607
   Anite P.L.C.......................................... 1,253,216    2,447,641
   Computacenter P.L.C..................................   415,470    3,071,372
   CSR P.L.C............................................   898,262    7,770,598
   Diploma P.L.C........................................   555,033    4,868,732
   Domino Printing Sciences P.L.C.......................   500,945    4,831,144
   E2V Technologies P.L.C...............................   429,941      868,370
   Electrocomponents P.L.C.............................. 2,024,664    7,582,968
   Fidessa Group P.L.C..................................   143,167    4,360,834
  *Filtronic P.L.C......................................     4,262        4,001
   Halma P.L.C.......................................... 1,738,128   14,703,025
  *Imagination Technologies Group P.L.C.................   224,155      800,629
  *Innovation Group P.L.C............................... 4,178,650    1,843,235
  *Kofax P.L.C..........................................   339,756    1,778,677
   Laird P.L.C.......................................... 1,260,795    3,700,947
   Micro Focus International P.L.C......................   643,181    7,775,515
   Moneysupermarket.com Group P.L.C.....................   473,315    1,298,580
   NCC Group P.L.C......................................   121,902      237,004
   Oxford Instruments P.L.C.............................   147,050    3,202,352
   Pace P.L.C........................................... 1,380,043    6,546,854
   Phoenix IT Group, Ltd................................   204,614      484,189
   Playtech P.L.C.......................................   127,149    1,345,566

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

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
Information Technology -- (Continued)
   Premier Farnell P.L.C................................. 1,650,314 $  5,689,842
  *PV Crystalox Solar P.L.C..............................   384,786       66,684
   Renishaw P.L.C........................................   188,423    4,497,466
   RM P.L.C..............................................   363,499      464,491
   SDL P.L.C.............................................   347,207    1,756,671
   Sepura P.L.C..........................................    89,880      191,708
   Spectris P.L.C........................................   573,493   18,364,957
   Spirent Communications P.L.C.......................... 2,633,737    5,293,040
   Telecity Group P.L.C..................................   656,941    8,875,841
   TT electronics P.L.C..................................   778,068    2,021,840
   Vislink P.L.C.........................................   274,226      168,013
  *Wolfson Microelectronics P.L.C........................   504,759    1,172,586
   Xaar P.L.C............................................   252,655    3,230,951
   Xchanging P.L.C....................................... 1,227,292    2,510,934
                                                                    ------------
Total Information Technology.............................            134,231,864
                                                                    ------------
Materials -- (7.0%)
   African Barrick Gold P.L.C............................   361,989      623,459
   Alent P.L.C........................................... 1,280,894    7,149,917
   AZ Electronic Materials SA............................   740,107    3,441,993
   British Polythene Industries P.L.C....................   121,155    1,097,911
   Carclo P.L.C..........................................   192,381    1,007,273
  *Centamin P.L.C........................................ 3,847,035    2,192,671
   Croda International P.L.C.............................   442,133   16,886,613
   DS Smith P.L.C........................................ 4,628,911   18,227,468
   Elementis P.L.C....................................... 2,071,101    7,891,932
   Evraz P.L.C...........................................    54,653       77,969
   Ferrexpo P.L.C........................................   955,423    2,460,904
   Filtrona P.L.C........................................   802,884    9,472,078
  *Gem Diamonds, Ltd.....................................   454,664      972,579
   Hill & Smith Holdings P.L.C...........................   427,877    2,851,661
   Hochschild Mining P.L.C...............................   657,160    1,753,323
  *International Ferro Metals, Ltd.......................   423,652       65,048
  #Kazakhmys P.L.C.......................................   206,718      821,051
 #*Lonmin P.L.C.......................................... 1,749,063    8,303,437
   Low & Bonar P.L.C.....................................   949,061      974,669
   Marshalls P.L.C.......................................   783,893    1,821,057
   Mondi P.L.C...........................................   903,440   13,461,548
  #New World Resources P.L.C. Class A....................   133,089      111,155
  *Petra Diamonds, Ltd...................................   979,697    1,785,662
  #Petropavlovsk P.L.C...................................   708,130      955,341
   RPC Group P.L.C.......................................   716,247    5,010,786
   Synthomer P.L.C....................................... 1,087,440    3,257,423
  *Talvivaara Mining Co. P.L.C...........................   134,126       21,365
   Vedanta Resources P.L.C...............................   319,671    5,659,340
   Victrex P.L.C.........................................   352,142    8,080,736
   Zotefoams P.L.C.......................................    96,852      305,098
                                                                    ------------
Total Materials..........................................            126,741,467
                                                                    ------------
Telecommunication Services -- (2.2%)
   Cable & Wireless Communications P.L.C................. 7,254,948    4,465,505
  *Colt Group SA......................................... 1,330,033    2,094,912

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                              SHARES       VALUE++
                                                                                             ---------- --------------
Telecommunication Services -- (Continued)
   Inmarsat P.L.C...........................................................................  2,021,980 $   21,039,697
   Kcom Group P.L.C.........................................................................  2,759,628      3,485,091
   TalkTalk Telecom Group P.L.C.............................................................  2,083,580      7,836,102
                                                                                                        --------------
Total Telecommunication Services............................................................                38,921,307
                                                                                                        --------------
Utilities -- (2.4%)
   Dee Valley Group P.L.C...................................................................     12,109        258,499
   Drax Group P.L.C.........................................................................  1,994,551     19,485,721
   Pennon Group P.L.C.......................................................................  1,811,261     19,155,916
   Telecom Plus P.L.C.......................................................................    206,275      4,140,056
                                                                                                        --------------
Total Utilities.............................................................................                43,040,192
                                                                                                        --------------
TOTAL COMMON STOCKS.........................................................................             1,776,658,109
                                                                                                        --------------

                                                                                              SHARES/
                                                                                               FACE
                                                                                              AMOUNT
                                                                                               (000)       VALUE+
                                                                                             ---------- --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@ DFA Short Term Investment Fund.........................................................  2,679,343     31,000,000
  @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.10%, 08/01/13 (Collateralized by
    $26,996 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 01/01/40 to
    05/01/42, valued at $17,322) to be repurchased at $16,982............................... $       17         16,982
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                31,016,982
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,295,772,702)^^                                                                               $1,807,675,091
                                                                                                        ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary........   --    $  491,334,303   --    $  491,334,303
   Consumer Staples..............   --        63,021,086   --        63,021,086
   Energy........................   --        91,110,152   --        91,110,152
   Financials....................   --       253,634,093   --       253,634,093
   Health Care...................   --        43,717,940   --        43,717,940
   Industrials...................   --       490,905,705   --       490,905,705
   Information Technology........   --       134,231,864   --       134,231,864
   Materials.....................   --       126,741,467   --       126,741,467
   Telecommunication Services....   --        38,921,307   --        38,921,307
   Utilities.....................   --        43,040,192   --        43,040,192
Securities Lending Collateral....   --        31,016,982   --        31,016,982
                                    --    --------------   --    --------------
TOTAL............................   --    $1,807,675,091   --    $1,807,675,091
                                    ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                            ------- -----------
 COMMON STOCKS -- (86.9%)
 AUSTRIA -- (2.1%)
   *A-TEC Industries AG....................................  21,828 $        --
   #Agrana Beteiligungs AG.................................  17,354   2,211,745
    Atrium European Real Estate, Ltd....................... 614,001   3,446,162
    Austria Email AG.......................................     715       7,919
    Austria Technologie & Systemtechnik AG.................  45,399     446,616
    BKS Bank AG............................................   3,120      72,869
    CA Immobilien Anlagen AG............................... 163,483   2,056,696
    DO & Co. AG............................................  10,233     473,797
   #EVN AG................................................. 159,070   2,039,218
    Flughafen Wien AG......................................  46,254   2,938,807
    Frauenthal Holding AG..................................   4,212      47,246
    Josef Manner & Co. AG..................................     870      61,337
   #Kapsch TrafficCom AG...................................  22,171     945,675
   #Lenzing AG.............................................  51,434   3,903,313
    Mayr Melnhof Karton AG.................................  45,831   5,021,305
    Oberbank AG............................................  37,973   2,415,213
   #Oesterreichische Post AG............................... 151,659   6,463,392
   #Palfinger AG...........................................  57,325   1,791,890
   #POLYTEC Holding AG.....................................  82,397     684,703
    RHI AG................................................. 113,647   3,574,703
   #Rosenbauer International AG............................  15,765   1,108,544
    S IMMO AG.............................................. 242,517   1,486,226
   *S&T AG.................................................   8,181      23,832
    Schoeller-Bleckmann Oilfield Equipment AG..............  52,807   6,225,294
   #Semperit AG Holding....................................  49,494   1,840,179
    Strabag SE............................................. 102,680   2,300,741
    Telekom Austria AG..................................... 256,809   1,784,001
    UBM Realitaetenentwicklung AG..........................   2,880      61,587
   #Uniqa Versicherungen AG................................ 248,568   3,373,680
   #Wienerberger AG........................................ 533,293   6,969,652
   #Wolford AG.............................................  11,252     269,169
   #Zumtobel AG............................................ 145,385   1,786,157
                                                                    -----------
 TOTAL AUSTRIA.............................................          65,831,668
                                                                    -----------
 BELGIUM -- (2.7%)
  #*Ablynx NV.............................................. 129,167   1,186,952
    Ackermans & van Haaren NV.............................. 118,073  10,701,571
   *AGFA-Gevaert NV........................................ 898,617   1,790,609
    Arseus NV..............................................  99,803   2,608,511
    Atenor Group...........................................   6,028     256,687
    Banque Nationale de Belgique...........................     968   3,492,744
    Barco NV...............................................  60,150   4,503,099
    Cie d'Entreprises CFE..................................  41,428   2,513,631
   *Cie Immobiliere de Belgique SA.........................  12,636     598,998
    Cie Maritime Belge SA..................................  66,098   1,314,013
    Co.Br.Ha Societe Commerciale de Brasserie SA...........     115     254,360
    D'ieteren SA........................................... 129,060   5,856,098
  #*Deceuninck NV.......................................... 364,236     576,493
   #Econocom Group......................................... 265,744   2,121,717
   #Elia System Operator SA................................ 135,158   5,709,313
  #*Euronav NV.............................................  88,979     438,382

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
 BELGIUM -- (Continued)
    EVS Broadcast Equipment SA.............................  59,469 $ 4,298,712
    Exmar NV............................................... 132,340   1,525,838
    Floridienne SA.........................................   2,033     201,143
  #*Galapagos NV........................................... 110,191   2,378,032
    Gimv NV................................................  13,215     668,600
  #*Hamon & CIE SA.........................................   4,508      82,744
   *Ion Beam Applications..................................  89,062     706,546
    Jensen-Group NV........................................  13,482     180,056
    Kinepolis Group NV.....................................  19,582   2,630,760
    Lotus Bakeries.........................................   1,361   1,162,518
    Melexis NV.............................................  95,491   2,244,201
    Mobistar SA............................................  87,167   1,243,080
   #NV Bekaert SA.......................................... 174,425   6,132,693
   #Nyrstar................................................ 742,718   3,278,535
  #*Picanol................................................  22,195     635,237
   *RealDolmen NV/SA (5529094).............................     120          19
   *RealDolmen NV/SA (B3M0622).............................   7,587     151,955
    Recticel SA............................................ 101,580     721,213
    Resilux................................................   4,095     343,286
   *RHJ International......................................  34,049     172,398
    Rosier.................................................     655     176,563
  #*Roularta Media Group NV................................  10,263     154,174
    Sapec..................................................   3,004     178,124
    Sioen Industries NV....................................  52,140     482,078
    Sipef SA...............................................  30,617   2,080,764
    Softimat SA............................................  10,368      50,661
    TER Beke SA............................................   2,260     157,695
   #Tessenderlo Chemie NV.................................. 132,614   3,592,965
  #*ThromboGenics NV....................................... 155,245   6,378,429
    Van de Velde NV........................................  34,216   1,618,990
                                                                    -----------
 TOTAL BELGIUM.............................................          87,551,187
                                                                    -----------
 DENMARK -- (4.3%)
    ALK-Abello A.S.........................................  29,336   2,416,847
   *Alm Brand A.S.......................................... 484,611   1,626,494
    Amagerbanken A.S....................................... 647,900          --
   #Ambu A.S. Class B......................................  27,380     986,955
    Arkil Holding A.S. Class B.............................     504      49,460
   *Atlantic Petroleum P/F.................................   4,328     118,474
   *Auriga Industries Class B..............................  96,829   2,778,985
  #*Bang & Olufsen A.S..................................... 161,993   1,546,011
    BankNordik P/F.........................................     292       4,933
  #*Bavarian Nordic A.S.................................... 105,508   1,126,284
    BoConcept Holding A.S. Class B.........................   5,650      90,475
    Brodrene Hartmann A.S..................................  13,977     330,510
    D/S Norden A.S......................................... 110,869   4,055,578
    Dfds A.S...............................................  18,568   1,292,001
    Djurslands Bank A.S....................................   8,970     244,806
   *East Asiatic Co., Ltd. A.S.............................  55,571     890,750
    FE Bording A.S.........................................     426      47,889
   #FLSmidth & Co. A.S..................................... 118,320   5,613,793
    Fluegger A.S. Class B..................................   4,198     273,440
   *Genmab A.S............................................. 186,552   5,370,168

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
DENMARK -- (Continued)
   GN Store Nord A.S.....................................   812,990 $ 16,809,327
   GPV Industri A.S. Series B............................     2,200           --
  *Greentech Energy Systems A.S..........................     8,355       23,032
   Gronlandsbanken AB....................................     1,125      114,248
  *H+H International A.S. Class B........................    21,395      110,684
   Harboes Bryggeri A.S. Class B.........................    12,252      163,611
   IC Companys A.S.......................................    35,278      892,498
   Incentive A.S.........................................     3,575           --
   Jeudan A.S............................................     4,800      535,403
  *Jyske Bank A.S........................................   252,239   11,049,310
   Lan & Spar Bank.......................................     5,150      268,132
   Lastas A.S. Class B...................................     5,633        4,774
  #NKT Holding A.S.......................................   110,421    4,475,481
   Nordjyske Bank A.S....................................    17,600      284,511
   Norresundby Bank A.S..................................     7,350      226,872
   Pandora A.S...........................................   236,869    9,425,424
  *Parken Sport & Entertainment A.S......................    33,556      474,806
   PER Aarsleff A.S. Class B.............................     7,270      769,583
   Ringkjoebing Landbobank A.S...........................    18,815    3,287,414
   Roblon A.S. Class B...................................     2,700       89,798
   Rockwool International A.S. Class B...................    30,614    4,839,092
   Royal UNIBREW A.S.....................................    45,850    4,419,735
   Schouw & Co...........................................    74,017    2,775,180
   SimCorp A.S...........................................   194,860    6,235,096
   Solar A.S. Class B....................................    22,896    1,055,259
  *Spar Nord Bank A.S....................................   305,321    2,113,113
  *Sparekassen Faaborg A.S...............................       566       17,827
  *Sydbank A.S...........................................   317,330    7,097,897
   Tivoli A.S............................................       969      513,864
  *TK Development A.S....................................   153,640      256,037
  *Topdanmark A.S........................................   507,925   14,267,651
  *TopoTarget A.S........................................   340,373      171,898
  *Topsil Semiconductor Matls............................   194,350       17,715
  *Torm A.S..............................................   116,264       28,172
  #United International Enterprises......................     8,918    1,552,079
 #*Vestas Wind Systems A.S...............................   693,291   13,916,682
  *Vestjysk Bank A.S.....................................    29,541       49,413
 #*Zealand Pharma A.S....................................    32,819      437,610
                                                                    ------------
TOTAL DENMARK............................................            137,633,081
                                                                    ------------
FINLAND -- (5.6%)
   Ahlstrom Oyj..........................................    44,038      642,290
   Aktia Bank OYJ........................................    25,667      245,588
   Alma Media Oyj........................................   277,852    1,062,852
   Amer Sports Oyj.......................................   526,893   10,459,007
   Aspo Oyj..............................................    83,192      604,859
   Atria P.L.C...........................................    34,115      310,760
   Bank of Aland P.L.C. Class B..........................    22,078      244,412
   BasWare Oyj...........................................    34,550      873,747
  *Biotie Therapies Oyj..................................   955,389      443,893
  #Cargotec Oyj..........................................   146,894    5,219,102
  *Caverion Corp.........................................   483,134    2,686,642
   Citycon Oyj........................................... 1,334,997    4,219,784

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
  *Componenta Oyj........................................    17,517 $    38,042
  *Comptel Oyj...........................................   337,600     224,186
   Cramo Oyj.............................................   148,755   1,844,235
   Digia P.L.C...........................................    48,912     192,055
  *Efore Oyj.............................................    60,233      58,487
   Elektrobit Corp.......................................    50,874      66,941
  #Elisa Oyj.............................................   600,705  12,935,004
   eQ P.L.C..............................................    44,561     130,698
   Etteplan Oyj..........................................    57,413     242,225
   F-Secure Oyj..........................................   463,536   1,043,455
   Finnair Oyj...........................................   355,538   1,372,473
  *Finnlines Oyj.........................................   124,906   1,027,869
   Fiskars Oyj Abp.......................................   189,832   4,447,126
  *GeoSentric Oyj........................................   244,900          --
   HKScan Oyj Class A....................................   117,880     575,113
   Huhtamaki Oyj.........................................   451,936   8,613,174
   Ilkka-Yhtyma Oyj......................................    61,503     248,733
   Kemira Oyj............................................   472,368   7,349,579
  #Kesko Oyj Class B.....................................   281,270   8,846,184
   Konecranes Oyj........................................   245,559   7,199,924
   Lannen Tehtaat Oyj....................................    19,402     439,507
   Lassila & Tikanoja Oyj................................   143,566   2,702,747
   Lemminkainen Oyj......................................    26,333     519,334
  #Metsa Board Oyj....................................... 1,549,706   5,265,205
  *Munksjo Oyj...........................................    10,815      77,838
  #Neste Oil Oyj.........................................   596,102   8,613,700
   Okmetic Oyj...........................................    59,222     384,966
   Olvi Oyj Class A......................................    65,006   2,331,598
   Oriola-KD Oyj Class A.................................     5,045      15,871
   Oriola-KD Oyj Class B.................................   472,044   1,491,683
   Orion Oyj Class A.....................................   130,940   3,244,103
  #Orion Oyj Class B.....................................   384,369   9,408,848
 #*Outokumpu Oyj......................................... 4,209,557   2,604,231
  #Outotec Oyj...........................................   697,608   8,464,100
   PKC Group Oyj.........................................    78,791   2,174,049
   Pohjola Bank P.L.C. Class A...........................   156,556   2,711,619
   Ponsse Oy.............................................    25,697     198,636
  *Poyry Oyj.............................................   190,749     959,852
   Raisio P.L.C. Class V.................................   541,284   2,411,820
   Ramirent Oyj..........................................   322,584   3,017,419
   Rapala VMC Oyj........................................   113,258     722,105
  #Rautaruukki Oyj.......................................   439,221   2,574,735
   Ruukki Group Oyj......................................   604,909     329,416
   Saga Furs Oyj.........................................    11,324     449,174
  #Sanoma Oyj............................................   342,567   2,491,378
   Scanfil P.L.C.........................................     3,246       3,873
   Sievi Capital P.L.C...................................   123,479     175,348
   SRV Group P.L.C.......................................     7,277      31,461
   Stockmann Oyj Abp (5462371)...........................    43,914     696,029
  #Stockmann Oyj Abp (5462393)...........................   133,517   2,015,483
   Technopolis Oyj.......................................   318,769   2,045,934
   Teleste Oyj...........................................    53,559     294,801
   Tieto Oyj.............................................   302,101   5,771,539

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
FINLAND -- (Continued)
   Tikkurila Oyj.........................................    175,018 $  3,844,812
  #Uponor Oyj............................................    244,428    4,254,116
   Vacon P.L.C...........................................     46,392    3,191,294
   Vaisala Oyj Class A...................................     40,712    1,105,266
  *Viking Line Abp.......................................     10,366      246,565
   YIT Oyj...............................................    500,865    6,812,178
                                                                     ------------
TOTAL FINLAND............................................             177,561,072
                                                                     ------------
FRANCE -- (10.7%)
   ABC Arbitrage.........................................     22,399      142,655
 #*Air France-KLM........................................    722,730    5,841,846
   Akka Technologies SA..................................      5,175      159,220
 #*Alcatel-Lucent........................................ 12,082,064   30,496,442
   Ales Groupe...........................................      7,573      114,379
   Altamir Amboise.......................................     81,618      988,041
   Alten SA..............................................     92,635    3,447,443
   Altran Technologies SA................................    676,432    4,844,440
   April.................................................     76,998    1,564,823
 #*Archos................................................     74,444      296,010
   Assystem..............................................     65,144    1,395,597
  *Atari SA..............................................     68,443           --
   Aubay.................................................     10,285       75,927
  #Audika Groupe.........................................     22,298      237,861
   Aurea SA..............................................      3,708       20,723
   Axway Software SA.....................................     27,272      630,810
 #*Beneteau SA...........................................    184,191    2,463,558
 #*Bigben Interactive....................................     20,361      192,494
   BioMerieux............................................      4,952      505,896
   Boiron SA.............................................     29,446    1,576,575
   Bonduelle S.C.A.......................................     77,754    1,928,006
   Bongrain SA...........................................     34,266    2,220,099
  #Bourbon SA............................................    216,060    5,866,949
  *Boursorama............................................     83,935      792,648
 #*Bull..................................................    432,243    1,428,820
  #Burelle SA............................................      3,866    2,009,595
   Catering International Services.......................      1,639       51,278
  *Cegedim SA............................................     18,019      513,146
   Cegid Group...........................................     22,946      484,684
  #Cie des Alpes.........................................     12,693      273,637
  *Cie Generale de Geophysique - Veritas.................     46,325    1,169,485
   Cie Industrielle et Financiere D'Entreprises..........      1,200       92,113
   Ciments Francais SA...................................     47,966    2,908,013
  *Club Mediterranee SA..................................    107,104    2,484,466
  *Derichebourg SA.......................................    548,515    1,894,126
   Devoteam SA...........................................     27,431      371,720
   Eiffage SA............................................    169,719    9,105,523
  #Electricite de Strasbourg.............................     21,886    2,690,583
   Eramet................................................      8,545      752,726
   Esso SA Francaise.....................................     11,770      715,513
   Etablissements Maurel et Prom.........................    419,398    6,844,253
  *Etam Developpement SA.................................      2,601       58,132
   Euler Hermes SA.......................................     52,633    5,890,984
  *Euro Disney SCA.......................................     78,334      473,103

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CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
   Eurofins Scientific...................................    26,553 $ 5,816,582
   Exel Industries Class A...............................    10,680     541,868
   Faiveley Transport SA.................................    35,342   2,379,018
 #*Faurecia..............................................   216,138   5,705,398
   Fimalac...............................................    31,490   1,695,574
   Fleury Michon SA......................................     4,694     247,139
  *GameLoft SE...........................................   180,074   1,459,137
   Gaumont SA............................................    13,980     735,241
  #GEA...................................................     2,218     219,085
 #*GECI International....................................    59,392          --
   Gevelot SA............................................     3,584     213,448
   GL Events.............................................    48,302   1,070,350
   Groupe Crit...........................................    24,255     610,468
   Groupe Eurotunnel SA..................................   260,944   2,047,152
   Groupe Flo............................................    29,358     105,673
   Groupe Open...........................................    27,590     214,423
  *Groupe Partouche SA...................................    54,483      68,772
   Groupe Steria SCA.....................................   135,577   1,913,515
  #Guerbet...............................................     6,577     741,454
  *Haulotte Group SA.....................................    65,672     582,733
   Havas SA.............................................. 1,237,953   9,365,404
 #*Hi-Media SA...........................................   134,290     310,603
  #Ingenico..............................................    97,094   7,254,540
   Interparfums SA.......................................    23,592     779,776
  #Ipsen SA..............................................    91,909   3,686,336
  #IPSOS.................................................   159,746   5,675,035
   Jacquet Metal Service.................................    55,520     701,399
  #Korian................................................    13,795     324,648
   L.D.C. SA.............................................        19       2,991
   Lagardere SCA.........................................   310,038   9,824,111
   Lanson-BCC............................................     7,992     340,281
   Laurent-Perrier.......................................    12,675   1,125,051
   Lectra................................................    94,714     730,581
   LISI..................................................    17,353   2,283,046
  #Maisons France Confort................................    15,380     505,584
  #Manitou BF SA.........................................    48,911     632,619
   Manutan International.................................    14,553     701,545
   Medica SA.............................................   183,725   3,777,595
   Mersen................................................    72,883   1,655,908
   Metropole Television SA...............................   236,930   4,669,636
   MGI Coutier...........................................     2,753     238,186
   Montupet..............................................    30,887     753,846
  *Mr Bricolage..........................................    30,731     386,535
   Naturex...............................................    24,680   1,890,745
  #Neopost SA............................................   167,752  12,051,092
  #Nexans SA.............................................   131,823   7,016,880
   Nexity SA.............................................   107,466   4,245,171
   NextRadioTV...........................................     9,242     180,146
  *NicOx SA..............................................     3,470      11,146
   Norbert Dentressangle SA..............................    20,989   2,015,849
  *NRJ Group.............................................    72,524     600,422
  *Orco Property Group...................................    72,007     218,349
  #Orpea.................................................   128,403   6,060,613

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
 FRANCE -- (Continued)
   #Osiatis SA...........................................    26,496 $   341,568
  #*PagesJaunes Groupe...................................   630,719   1,375,837
   *Parrot SA............................................    38,572   1,038,119
  #*Peugeot SA........................................... 1,076,690  13,751,687
  #*Pierre & Vacances SA.................................    22,855     530,178
    Plastic Omnium SA....................................   108,302   7,388,591
    PSB Industries SA....................................     8,438     304,386
    Rallye SA............................................   106,948   3,950,802
  #*Recylex SA...........................................    83,164     251,178
    Remy Cointreau SA....................................    10,677   1,105,661
    Robertet SA..........................................     3,167     635,818
    Rubis SCA............................................   157,540  10,063,620
    Sa des Ciments Vicat.................................    53,403   3,600,424
    Saft Groupe SA.......................................   126,335   3,120,886
    Samse SA.............................................     8,342     712,493
    Sartorius Stedim Biotech.............................     8,502   1,284,486
    SEB SA...............................................    27,958   2,325,448
    Seche Environnement SA...............................     9,167     314,522
    Sechilienne-Sidec....................................    96,570   1,961,560
    Securidev SA.........................................     2,500      91,575
  #*Sequana SA...........................................    44,019     341,552
    Soc Mar Tunnel Prado Car.............................     2,292      83,087
    Societe BIC SA.......................................         5         555
    Societe d'Edition de Canal +.........................   272,836   1,934,304
    Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................    46,150   2,005,610
    Societe Internationale de Plantations d'Heveas SA....     7,778     571,789
    Societe pour l'Informatique Industrielle.............    40,908     296,397
    Societe Television Francaise 1.......................   567,362   8,402,286
  #*SOITEC...............................................   826,614   1,842,563
    Somfy SA.............................................    21,738   4,982,802
   #Sopra Group SA.......................................    23,140   1,696,777
   *Spir Communication...................................     4,687      48,380
   *ST Dupont SA.........................................   127,761      49,290
    Stallergenes SA......................................    14,541   1,069,155
   *Ste Industrielle d'Aviation Latecoere SA.............    30,831     359,028
    Stef.................................................    29,121   1,656,277
    Store Electronic.....................................     8,638     134,541
    Sword Group..........................................    30,562     499,077
    Synergie SA..........................................    60,624     766,731
   *Technicolor SA.......................................   412,757   2,071,031
    Teleperformance......................................   275,593  13,359,237
   #Tessi SA.............................................     7,038     796,574
  #*Theolia SA...........................................   281,335     632,173
    Thermador Groupe.....................................     8,185     658,684
    Tonnellerie Francois Freres..........................     5,013     370,700
    Total Gabon..........................................     1,263     730,828
    Touax SA.............................................     4,773     106,126
   *Transgene SA.........................................     1,668      21,740
   *Trigano SA...........................................    35,274     504,002
   *UBISOFT Entertainment................................   459,542   7,010,415
    Union Financiere de France BQE SA....................    16,679     369,628
    Valeo SA.............................................    17,099   1,353,892
  #*Valneva SE...........................................   114,609     507,420

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
 FRANCE -- (Continued)
   #Vetoquinol SA.........................................   7,362 $    262,739
    Viel et Co............................................ 158,130      492,827
   #Vilmorin & Cie........................................  22,432    2,702,899
    Virbac SA.............................................  17,539    3,505,057
   *Vivalis SA............................................     785        3,501
   *VM Materiaux SA.......................................   6,914      149,718
    Vranken-Pommery Monopole SA...........................  18,881      488,581
                                                                   ------------
 TOTAL FRANCE.............................................          339,383,853
                                                                   ------------
 GERMANY -- (12.3%)
   *AAP Implantate AG.....................................  18,900       31,485
   *Aareal Bank AG........................................ 423,110   11,692,679
    Adler Modemaerkte AG..................................  16,201      155,965
   *ADVA Optical Networking SE............................ 169,035      917,021
   *Air Berlin P.L.C...................................... 189,235      478,602
   *Aixtron SE NA......................................... 417,068    6,548,641
   *Aligna AG............................................. 318,087           --
    Allgeier SE...........................................  24,519      480,003
    Amadeus Fire AG.......................................  19,731    1,193,381
   #Analytik Jena AG......................................     597       11,126
   *AS Creation Tapeten...................................   7,109      355,547
  #*Asian Bamboo AG.......................................  12,092       55,855
    Atoss Software AG.....................................     303       11,204
    Aurubis AG............................................ 153,470    8,636,012
    Axel Springer AG......................................     365       19,110
    Baader Bank AG........................................  40,158      106,220
    Balda AG.............................................. 127,634      648,706
    Bauer AG..............................................  45,945    1,171,854
   #BayWa AG (5838057)....................................  55,738    2,751,763
    BayWa AG (5838068)....................................     124        6,534
    Bechtle AG............................................  69,894    3,433,186
    Bertrandt AG..........................................  23,001    2,648,381
    Bijou Brigitte AG.....................................  17,243    1,512,272
    Bilfinger SE..........................................     290       27,569
    Biotest AG............................................  20,784    1,613,679
   *BKN International AG..................................  33,408          133
    Borussia Dortmund GmbH & Co. KGaA..................... 264,935    1,092,146
    CANCOM SE.............................................  50,978    1,700,229
    Carl Zeiss Meditec AG.................................  91,765    3,109,632
    CAT Oil AG............................................  70,685    1,337,176
    Celesio AG............................................ 398,453    9,004,426
    CENIT AG..............................................  35,810      419,324
    CENTROTEC Sustainable AG..............................  43,285      829,711
    Cewe Color Holding AG.................................  22,058    1,026,034
   *Colonia Real Estate AG................................  16,334      102,372
    Comdirect Bank AG..................................... 179,407    1,748,568
   #CompuGroup Medical AG.................................  58,460    1,428,549
   *Constantin Medien AG.................................. 359,780      754,726
   #CropEnergies AG.......................................  96,085      814,326
    CTS Eventim AG........................................ 106,100    4,773,121
   #DAB Bank AG........................................... 130,043      590,431
    Data Modul AG.........................................  11,455      208,871
   #Delticom AG...........................................  24,410    1,195,612

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
   Deufol SE.............................................   112,955 $   105,866
   Deutsche Beteiligungs AG..............................    29,148     703,921
   Deutsche Wohnen AG....................................   766,416  13,508,787
  *Deutz AG..............................................   440,031   3,057,835
 #*Dialog Semiconductor P.L.C............................   221,152   3,654,636
   DIC Asset AG..........................................    13,115     133,022
   Dr Hoenle AG..........................................    21,610     338,214
   Draegerwerk AG & Co. KGaA.............................     5,037     556,370
   Drillisch AG..........................................   228,312   4,175,641
   Duerr AG..............................................    94,582   6,332,748
   DVB Bank SE...........................................   159,006   5,118,718
   Eckert & Ziegler AG...................................    17,884     595,422
   Elmos Semiconductor AG................................    47,055     562,252
   ElringKlinger AG......................................   131,444   4,862,661
   Erlus AG..............................................     2,970     158,287
  #Euromicron AG.........................................    29,652     573,381
 #*Evotec AG............................................. 1,165,338   3,934,511
   Fielmann AG...........................................    32,343   3,372,607
 #*First Sensor AG.......................................    19,888     210,944
  *Francotyp-Postalia Holding AG Class A.................    26,700     117,543
   Freenet AG............................................   467,339  11,146,870
   Fuchs Petrolub AG.....................................   100,443   6,600,062
  *GAGFAH SA.............................................   281,532   3,247,039
   GBW AG................................................    21,424     617,170
   Gerresheimer AG.......................................   141,850   8,261,594
  #Gerry Weber International AG..........................    89,108   3,987,159
  #Gesco AG..............................................    14,705   1,413,171
   GFK SE................................................    72,231   3,562,899
   GFT Technologies AG...................................    67,793     423,505
 #*Gigaset AG............................................   175,782     157,201
  #Gildemeister AG.......................................   221,409   5,146,513
   Grammer AG............................................    56,459   1,883,817
   Grenkeleasing AG......................................    32,703   3,007,341
   GSW Immobilien AG.....................................   198,352   8,044,325
  *H&R AG................................................    50,783     588,528
   Hamborner REIT AG.....................................    10,192      95,385
   Hamburger Hafen und Logistik AG.......................    78,568   1,880,939
  #Hansa Group AG........................................   146,815     510,055
  #Hawesko Holding AG....................................    19,480   1,032,120
 #*Heidelberger Druckmaschinen AG........................ 1,029,562   2,538,833
   Highlight Communications AG...........................    98,062     505,700
  #Homag Group AG........................................    23,023     429,098
   Hornbach Baumarkt AG..................................       131       4,441
   Indus Holding AG......................................   102,745   3,430,346
   Init Innovation In Traffic Systems AG.................    17,726     532,158
  *Intershop Communications AG...........................    62,598     106,448
   Isra Vision AG........................................    14,674     684,387
 #*IVG Immobilien AG.....................................   400,498      88,753
   Jenoptik AG...........................................   211,724   2,649,866
 #*Joyou AG..............................................     7,402     117,097
  *Kampa AG..............................................     7,101         273
  *Kloeckner & Co. SE....................................   486,189   6,078,165
   Koenig & Bauer AG.....................................    22,571     454,286

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
 GERMANY -- (Continued)
    Kontron AG............................................ 226,154 $ 1,062,487
   #Krones AG.............................................  72,618   6,129,529
   #KSB AG................................................   3,584   2,189,511
   #KUKA AG............................................... 114,765   5,065,770
   #KWS Saat AG...........................................  16,490   5,509,450
    Leifheit AG...........................................  12,500     476,649
    Leoni AG.............................................. 152,420   7,591,086
   #LPKF Laser & Electronics AG...........................  81,546   1,503,275
  #*Manz AG...............................................   9,982     445,671
   *MasterFlex SE.........................................  19,347     136,208
    Maxdata Computer AG...................................  94,120          --
   *Mediclin AG........................................... 119,554     647,164
   *Medigene AG...........................................  95,039     109,141
   #MLP AG................................................ 216,957   1,326,394
   #Mobotix AG............................................  13,494     289,111
   *Mologen AG............................................   7,972     141,344
   *Morphosys AG..........................................  70,908   4,840,595
   #Muehlbauer Holding AG & Co. KGaA......................  14,905     362,449
   #MVV Energie AG........................................ 114,055   3,354,386
    Nemetschek AG.........................................  24,668   1,500,722
    Nexus AG..............................................  42,453     548,139
  #*Nordex SE............................................. 275,011   2,300,139
    Norma Group SE........................................ 133,071   5,649,741
    OHB AG................................................  35,659     802,264
    P&I Personal & Informatik AG..........................  17,863     933,557
   *Patrizia Immobilien AG................................ 160,052   1,751,315
   #Pfeiffer Vacuum Technology AG.........................  42,721   4,656,052
   #PNE Wind AG........................................... 229,374     836,891
    Powerland AG..........................................   4,118      23,332
    Progress-Werk Oberkirch AG............................   7,812     370,317
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie.............................  21,542     376,159
    Pulsion Medical Systems SE............................   6,063     104,559
    PVA TePla AG..........................................  46,019     113,367
    QSC AG................................................ 441,253   1,794,227
    R Stahl AG............................................  14,410     697,808
    Rational AG...........................................   7,934   2,302,821
    Rheinmetall AG........................................ 185,270   8,571,497
    Rhoen Klinikum AG..................................... 492,271  11,936,558
   #RIB Software AG.......................................  67,687     436,500
   *SAF-Holland SA........................................ 212,953   2,463,391
    Salzgitter AG......................................... 169,114   6,295,386
    Schaltbau Holding AG..................................  16,131     767,296
    Sektkellerei Schloss Wachenheim AG....................   7,479      89,115
    SER Systems AG........................................   9,400          --
   #SGL Carbon SE......................................... 229,387   7,489,132
   #SHW AG................................................  12,018     467,807
  #*Singulus Technologies AG.............................. 236,814     418,065
    Sinner AG.............................................   1,659      30,779
    Sixt AG...............................................  81,198   2,013,915
    SKW Stahl-Metallurgie Holding AG......................  25,308     396,595
   *Sky Deutschland AG.................................... 121,862     954,030
   #SMA Solar Technology AG...............................  44,272   1,510,840

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
   SMT Scharf AG........................................    17,528 $    562,153
   Software AG..........................................   286,671    8,715,784
 #*Solarworld AG........................................   336,956      219,550
   Stada Arzneimittel AG................................   287,980   13,503,427
   STINAG Stuttgart Invest AG...........................    30,580      637,647
  *Stroeer Media AG.....................................    87,748    1,165,542
 #*Suss Microtec AG.....................................    92,598      886,981
   Symrise AG...........................................   164,322    7,096,544
   Syzygy AG............................................    30,656      188,382
  #TAG Immobilien AG....................................   455,809    5,404,542
   Takkt AG.............................................   126,507    2,146,553
  #Technotrans..........................................    27,832      319,853
  #Telegate AG..........................................    23,076      280,382
  *Tipp24 SE............................................    23,927    1,372,852
 #*Tom Tailor Holding AG................................    80,091    1,744,674
  #Tomorrow Focus AG....................................   113,715      577,274
 #*TUI AG...............................................   648,587    8,182,248
   UMS United Medical Systems International AG..........     3,304       43,863
  *VBH Holding AG.......................................     9,415       32,370
  *Verbio AG............................................    27,787       32,463
  #Vossloh AG...........................................    37,975    3,163,824
   VTG AG...............................................    44,618      836,639
  #Wacker Chemie AG.....................................    12,207    1,190,808
   Wacker Neuson SE.....................................    79,632    1,062,935
   Washtec AG...........................................     5,625       76,852
   Wincor Nixdorf AG....................................   134,169    8,510,757
   Wirecard AG..........................................   178,747    5,513,238
   Wuerttembergische Lebensversicherung AG..............    11,635      234,275
   XING AG..............................................    11,101      812,845
  *zooplus AG...........................................     3,269      193,721
                                                                   ------------
TOTAL GERMANY...........................................            390,432,606
                                                                   ------------
GREECE -- (1.7%)
  *Aegean Airlines SA...................................     5,746       23,355
   Alfa Alfa Energy S.A.................................     3,810           --
  *Alpha Bank AE........................................   674,977      401,102
   Alysida S.A..........................................     2,376           --
  *Astir Palace Hotel SA................................    93,886      442,343
   Athens Water Supply & Sewage Co. SA (The)............   116,677      923,231
   Atlantic Supermarkets S.A............................    34,730           --
  *Autohellas SA........................................    59,308      171,905
  *Babis Vovos International Construction SA............    21,073           --
   Balafas S.A..........................................    15,200           --
  *Bank of Cyprus P.L.C................................. 4,342,301           --
   Bank of Greece.......................................   133,571    2,203,135
  *Daios Plastics SA....................................    15,442       80,343
  *Diagnostic & Therapeutic Center of Athens Hygeia SA..    85,353       44,315
  *Elastron S.A.........................................    26,460       24,758
  *Elektroniki Athinon SA...............................     7,497        4,787
  *Ellaktor SA..........................................   544,614    1,589,157
  *Eltrak SA............................................     1,976        3,549
  *Elval - Hellenic Aluminium Industry SA...............    28,590       77,780
   Etma Rayon S.A.......................................    11,242           --

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
 GREECE -- (Continued)
   *Euromedica SA........................................    22,165 $    11,638
   *Folli Follie Group...................................   150,049   3,518,836
   *Fourlis Holdings SA..................................   146,787     493,333
   *Frigoglass SA........................................   115,348     733,561
   *GEK Terna Holding Real Estate Construction SA........   296,155     856,703
   *Halcor SA............................................   142,942     148,810
    Hellenic Exchanges SA Holding Clearing Settlement
      and Registry.......................................   296,505   2,398,289
    Hellenic Petroleum SA................................   326,121   3,205,281
   *Hellenic Telecommunications Organization SA..........   707,121   6,384,493
   *Iaso SA..............................................   206,042     273,473
    Informatics S.A......................................     3,778          --
   *Intracom Holdings SA.................................   247,375     144,192
    Intralot SA-Integrated Lottery Systems & Services....   551,157   1,264,229
    Ipirotiki Software & Publications S.A................    22,110          --
    JUMBO SA.............................................   400,965   4,258,522
   *Lamda Development SA.................................       905       4,697
    Lan-Net S.A..........................................    12,688          --
   *Marfin Investment Group Holdings SA.................. 2,380,237     908,631
    Metka SA.............................................   101,638   1,503,293
    Motor Oil Hellas Corinth Refineries SA...............   246,966   2,499,545
   *Mytilineos Holdings SA...............................   367,558   2,121,282
   *National Bank of Greece SA...........................   615,159   2,142,093
   *Neorion Holdings SA..................................    14,991       2,493
    OPAP SA..............................................   168,712   1,514,126
   *Piraeus Bank SA......................................   477,748     608,229
    Piraeus Port Authority...............................    21,267     452,942
    Promota Hellas S.A...................................     8,860          --
   *Proton Bank SA.......................................   141,214          --
    Public Power Corp. SA................................   528,487   5,467,696
   *Sarantis SA..........................................    74,884     508,465
   *Sidenor Steel Products Manufacturing Co. SA..........    79,509     174,825
   *T Bank SA............................................   228,007          --
   *Technical Olympic SA.................................     2,237       4,201
    Terna Energy SA......................................   144,697     604,757
    Themeliodomi S.A.....................................    37,422          --
    Thessaloniki Port Authority SA.......................     6,936     228,778
    Thessaloniki Water Supply & Sewage Co. SA............    15,807     123,052
    Thrace Plastics Co. SA...............................    33,856      63,097
   *Titan Cement Co. SA..................................   203,501   3,701,063
   *TT Hellenic Postbank SA..............................   695,353          --
   *Viohalco Hellenic Copper and Aluminum Industry SA....   603,593   3,534,208
                                                                    -----------
 TOTAL GREECE............................................            55,848,593
                                                                    -----------
 IRELAND -- (2.3%)
    Aer Lingus Group P.L.C...............................   752,359   1,663,633
   *Aminex P.L.C.........................................   496,086      19,799
    C&C Group P.L.C. (B010DT8)...........................   399,607   2,199,950
    C&C Group P.L.C. (B011Y09)........................... 1,014,594   5,656,951
    Dragon Oil P.L.C.....................................   953,523   8,959,287
    FBD Holdings P.L.C...................................   125,728   2,592,432
    Glanbia P.L.C. (4058629).............................    56,545     739,513
    Glanbia P.L.C. (0066950).............................   700,613   9,198,491
    Grafton Group P.L.C..................................   678,885   5,539,404

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
 IRELAND -- (Continued)
    IFG Group P.L.C......................................   271,865 $   471,898
    Irish Continental Group P.L.C. (3333651).............    23,420     727,717
    Irish Continental Group P.L.C. (3339455).............    11,635     356,547
   *Kenmare Resources P.L.C.............................. 4,546,361   1,845,551
    Kingspan Group P.L.C.................................   478,538   6,717,382
    McInerney Holdings P.L.C.............................   697,135          --
    Paddy Power P.L.C. (4828974).........................     3,788     306,741
    Paddy Power P.L.C. (0258810).........................   175,221  14,216,907
    Smurfit Kappa Group P.L.C............................   554,973  11,223,665
                                                                    -----------
 TOTAL IRELAND...........................................            72,435,868
                                                                    -----------
 ISRAEL -- (2.7%)
  #*Africa Israel Investments, Ltd.......................   410,076     790,012
   *Africa Israel Properties, Ltd........................    57,169     727,411
    Africa Israel Residences, Ltd........................       594       8,397
   *Airport City, Ltd....................................   142,471   1,052,958
   *AL-ROV Israel, Ltd...................................    16,940     485,411
   *Allot Communications, Ltd............................    21,024     311,328
  #*Alon Holdings Blue Square Israel, Ltd................    58,561     228,865
   *Alrov Properties and Lodgings, Ltd...................     9,979     254,946
   *Alvarion, Ltd........................................        --          --
    Amot Investments, Ltd................................   248,365     688,532
   *AudioCodes, Ltd......................................   159,083     789,403
    Avgol Industries 1953, Ltd...........................   420,938     401,215
   *Azorim-Investment Development & Construction Co.,
     Ltd.................................................   380,820     353,161
   #Babylon, Ltd.........................................   134,822     971,675
    Bayside Land Corp....................................     2,689     700,791
    Big Shopping Centers 2004, Ltd.......................     4,465     156,397
   *Biocell, Ltd.........................................    16,731     123,265
   *BioLine RX, Ltd......................................   596,298     108,844
    Blue Square Real Estate, Ltd.........................     3,962     141,909
    Cellcom Israel, Ltd..................................   150,353   1,678,208
   *Ceragon Networks, Ltd................................    76,686     262,855
  #*Clal Biotechnology Industries, Ltd...................   174,162     330,845
    Clal Industries, Ltd.................................   305,278   1,282,991
    Clal Insurance Enterprises Holdings, Ltd.............    88,615   1,659,764
   *Compugen, Ltd........................................    59,880     323,363
    Delek Automotive Systems, Ltd........................   145,079   1,477,187
    Delta-Galil Industries, Ltd..........................    47,407     816,326
    Direct Insurance Financial Investments, Ltd..........    35,764     143,166
    DS Apex Holdings, Ltd................................    38,130     124,275
   *El Al Israel Airlines................................    77,144      10,959
   *Elbit Imaging, Ltd...................................    11,277      12,962
    Elbit Systems, Ltd...................................   108,410   4,782,826
    Electra, Ltd.........................................     7,074     878,356
    Elron Electronic Industries, Ltd.....................    60,778     361,920
   *Equital, Ltd.........................................     1,428      19,261
   *Evogene, Ltd.........................................   113,336     664,406
  #*EZchip Semiconductor, Ltd............................   106,730   3,377,929
   #First International Bank Of Israel, Ltd..............    98,118   1,549,267
    FMS Enterprises Migun, Ltd...........................    10,300     105,127
    Formula Systems 1985, Ltd............................    36,549     852,184
   #Frutarom Industries, Ltd.............................   174,875   2,975,085

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
 ISRAEL -- (Continued)
   *Gilat Satellite Networks, Ltd........................   100,149 $   517,723
   *Given Imaging, Ltd...................................    53,650     839,732
    Golf & Co., Ltd......................................    74,605     260,196
   *Hadera Paper, Ltd....................................    10,176     658,172
    Harel Insurance Investments & Financial Services,
      Ltd................................................    46,989   2,609,730
   #Industrial Buildings Corp............................   347,656     561,511
   *Israel Discount Bank, Ltd. Class A................... 3,446,930   5,866,166
    Israel Land Development Co., Ltd. (The)..............    22,615      74,472
    Ituran Location and Control, Ltd.....................    84,441   1,522,697
   *Jerusalem Oil Exploration............................    39,274   1,260,275
  #*Kamada, Ltd..........................................   119,349   1,482,920
   *Kardan Yazamut.......................................    27,162       2,082
    Kerur Holdings, Ltd..................................     2,133      30,706
    Maabarot Products, Ltd...............................    21,999     245,828
    Magic Software Enterprises, Ltd......................    51,716     325,940
    Matrix IT, Ltd.......................................   182,457     927,476
  #*Mazor Robotics, Ltd..................................    87,516     583,272
    Melisron, Ltd........................................    52,829   1,313,343
   *Mellanox Technologies, Ltd...........................    86,914   3,919,905
   *Menorah Mivtachim Holdings, Ltd......................   114,147   1,298,971
    Migdal Insurance & Financial Holding, Ltd............ 1,220,073   1,995,795
    Mivtach Shamir.......................................    22,367     686,975
   *Mizrahi Tefahot Bank, Ltd............................    35,154     374,874
  #*Naphtha Israel Petroleum Corp., Ltd..................   152,895     862,968
    Neto ME Holdings, Ltd................................     5,411     240,923
   #NICE Systems, Ltd....................................    24,425     945,382
    NICE Systems, Ltd. Sponsored ADR.....................    24,158     935,156
  #*Nitsba Holdings 1995, Ltd............................   129,055   1,649,322
   *Nova Measuring Instruments, Ltd......................    69,756     638,180
   *Oil Refineries, Ltd.................................. 3,757,899   1,612,445
   *Ormat Industries.....................................   293,852   1,763,599
    Osem Investments, Ltd................................   116,425   2,595,929
    Partner Communications Co., Ltd......................   372,802   2,830,637
   *Paz Oil Co., Ltd.....................................    20,326   3,303,098
   *Perion Network, Ltd..................................    12,122     146,838
    Phoenix Holdings, Ltd. (The).........................   234,055     863,650
    Plasson Industries, Ltd..............................    12,320     400,504
   #Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..    33,735   1,740,148
    Shikun & Binui, Ltd..................................   920,014   2,186,682
    Shufersal, Ltd.......................................   381,641   1,498,255
   *Space Communication, Ltd.............................    15,587     242,509
    Strauss Group, Ltd...................................   162,151   2,796,762
   *Suny Electronic, Inc., Ltd...........................     2,657         663
  #*Tower Semiconductor, Ltd.............................    96,366     426,214
   *Union Bank of Israel.................................   130,630     562,655
                                                                    -----------
 TOTAL ISRAEL............................................            87,585,062
                                                                    -----------
 ITALY -- (7.5%)
   #A2A SpA.............................................. 4,350,182   3,786,416
    ACEA SpA.............................................   280,731   2,594,820
  #*Acotel Group SpA.....................................     3,478      92,184
    Aeroporto di Firenze SpA.............................    17,390     232,452
    Aeroporto di Venezia Marco Polo SpA - SAVE...........    64,885   1,081,169

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CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
ITALY -- (Continued)
   Alerion Cleanpower SpA................................     92,062 $   402,026
   Amplifon SpA..........................................    339,992   1,702,621
   Ansaldo STS SpA.......................................    432,848   4,061,676
  *Arnoldo Mondadori Editore SpA.........................    509,716     675,109
   Ascopiave SpA.........................................    173,662     303,127
  #Astaldi SpA...........................................    258,925   1,859,088
  *Autogrill SpA.........................................    482,890   7,375,877
   Azimut Holding SpA....................................    477,233  10,722,881
 #*Banca Carige SpA......................................  3,160,296   1,770,914
  #Banca Finnat Euramerica SpA...........................    685,945     237,394
   Banca Generali SpA....................................    214,780   5,397,017
   Banca IFIS SpA........................................    102,347   1,236,564
 #*Banca Monte dei Paschi di Siena SpA...................  8,733,630   2,393,551
  *Banca Piccolo Credito Valtellinese Scarl..............  1,469,716   1,788,414
  *Banca Popolare dell'Emilia Romagna S.c.r.l............  1,388,798   8,317,988
 #*Banca Popolare dell'Etruria e del Lazio...............    261,735     218,761
 #*Banca Popolare di Milano Scarl........................ 13,321,904   6,540,508
   Banca Popolare di Sondrio SCARL.......................  1,177,273   6,176,974
   Banca Profilo SpA.....................................    964,900     282,050
   Banco di Desio e della Brianza SpA....................    232,296     583,701
  *Banco Popolare........................................  6,663,294   8,505,082
   BasicNet SpA..........................................    105,627     222,148
   Beghelli SpA..........................................    427,981     181,152
  *Biesse SpA............................................     54,004     218,861
   Brembo SpA............................................    162,145   3,525,984
  *Brioschi Sviluppo Immobiliare SpA.....................    174,780      18,977
   Brunello Cucinelli SpA................................     20,115     545,095
   Buzzi Unicem SpA......................................    310,480   4,587,379
   Cairo Communication SpA...............................    113,404     627,652
  *Caltagirone Editore SpA...............................      6,277       6,734
   Caltagirone SpA.......................................    228,784     398,619
  *Carraro SpA...........................................    113,633     307,613
   Cembre SpA............................................     40,330     374,010
   Cementir Holding SpA..................................    336,239   1,110,499
  *CIR-Compagnie Industriali Riunite SpA.................  1,828,578   2,397,244
   Credito Bergamasco SpA................................    129,374   1,916,484
   Credito Emiliano SpA..................................    376,390   2,069,441
  *d'Amico International Shipping SA.....................    401,612     282,200
   Danieli & C Officine Meccaniche SpA...................     58,967   1,541,030
   Datalogic SpA.........................................     65,558     566,819
   Davide Campari-Milano SpA.............................    188,852   1,462,140
   De'Longhi SpA.........................................    275,556   4,401,547
  *DeA Capital SpA.......................................    241,155     407,881
  *Delclima..............................................    238,104     231,315
   DiaSorin SpA..........................................     84,516   3,561,157
   Ei Towers SpA.........................................     39,294   1,466,890
   Engineering SpA.......................................     18,839     745,802
   ERG SpA...............................................    242,145   2,356,966
   Esprinet SpA..........................................    124,948     542,198
  *Eurotech SpA..........................................    103,698     164,976
  *Falck Renewables SpA..................................    452,790     520,114
  *Fiera Milano SpA......................................     37,863     224,326
 #*Finmeccanica SpA......................................  1,768,900   9,254,348

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
 ITALY -- (Continued)
  #*Fondiaria-Sai SpA................................... 1,430,791 $ 2,963,670
    Gas Plus............................................    14,596      85,940
   *Gefran SpA..........................................    27,379      87,096
   *Gemina SpA.......................................... 2,562,430   5,343,267
   #Geox SpA............................................   343,770     895,974
   *Gruppo Editoriale L'Espresso SpA....................   670,242     820,376
    Gruppo MutuiOnline SpA..............................    51,809     249,873
    Hera SpA............................................ 2,829,591   5,709,925
   *IMMSI SpA...........................................   743,533     431,164
    Indesit Co. SpA.....................................   185,473   1,373,460
    Industria Macchine Automatiche SpA..................    58,626   1,442,620
  #*Intek Group SpA..................................... 1,654,192     593,604
    Interpump Group SpA.................................   296,878   2,943,013
    Irce SpA............................................    37,974      72,551
    Iren SpA............................................ 2,070,565   2,326,741
   #Italcementi SpA.....................................   299,088   2,221,517
   *Italmobiliare SpA...................................    46,873   1,119,924
  #*Juventus Football Club SpA.......................... 1,587,772     415,093
  #*Landi Renzo SpA.....................................   203,171     275,966
    Lottomatica Group SpA...............................   185,318   5,144,084
  #*Maire Tecnimont SpA.................................    68,706      81,787
    MARR SpA............................................   137,865   1,802,625
   *Mediaset SpA........................................ 3,041,414  13,286,203
    Mediolanum SpA......................................   619,705   4,722,672
  #*Milano Assicurazioni SpA............................ 2,324,306   1,569,007
  #*Molecular Medicine SpA..............................   109,512      63,794
    Nice SpA............................................    41,141     136,691
    Pagnossin SpA.......................................     9,000          --
    Piaggio & C SpA.....................................   736,724   2,058,717
   *Pininfarina SpA.....................................    70,069     271,212
   *Poltrona Frau SpA...................................   238,473     505,297
  #*Prelios SpA.........................................   238,990     192,478
  #*Premafin Finanziaria SpA............................   961,257     214,608
   *Prima Industrie SpA.................................     1,958      24,695
    Prysmian SpA........................................   233,881   4,755,005
   *RCS MediaGroup SpA..................................   103,476     177,168
    Recordati SpA.......................................   408,182   4,831,945
    Reply SpA...........................................    13,798     622,044
  #*Retelit SpA.........................................   410,894     248,193
    Richard-Ginori 1735 SpA.............................     8,489         788
    Sabaf SpA...........................................    24,109     317,415
    SAES Getters SpA....................................    30,068     274,620
   *Safilo Group SpA....................................   140,163   2,884,722
  #*Saras SpA...........................................   946,607   1,160,503
   *Snai SpA............................................    95,483     105,428
    Societa Cattolica di Assicurazioni S.c.r.l..........   197,353   4,439,273
    Societa Iniziative Autostradali e Servizi SpA.......   231,552   2,027,432
    Societa per la Bonifica dei Terreni Ferraresi e
      Imprese Agricole SpA..............................    10,867     515,533
    Sogefi SpA..........................................   220,168     870,348
    SOL SpA.............................................   166,511   1,187,655
   *Sorin SpA........................................... 1,151,064   3,136,099
    Tamburi Investment Partners SpA.....................    37,478      78,430
   *Telecom Italia Media SpA............................   156,310      17,265

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
ITALY -- (Continued)
 #*Tiscali SpA........................................... 3,467,783 $    176,816
  #Tod's SpA.............................................    27,988    4,559,604
  #Trevi Finanziaria Industriale SpA.....................   154,707    1,292,928
  *Uni Land SpA..........................................    51,835           --
   Unione di Banche Italiane SCPA........................ 2,190,170    9,336,105
   Unipol Gruppo Finanziario SpA.........................   970,174    3,730,359
   Vianini Industria SpA.................................    49,697       67,222
   Vianini Lavori SpA....................................   175,180      792,769
   Vittoria Assicurazioni SpA............................   121,346    1,120,940
  *Yoox SpA..............................................   176,495    4,636,265
   Zignago Vetro SpA.....................................   125,074      748,710
                                                                    ------------
TOTAL ITALY..............................................            238,133,193
                                                                    ------------
NETHERLANDS -- (5.0%)
   Aalberts Industries NV................................   480,099   12,097,733
  #Accell Group..........................................   103,727    1,909,858
  *AFC Ajax NV...........................................    18,134      192,853
  *AMG Advanced Metallurgical Group NV...................   160,659    1,352,733
  #Amsterdam Commodities NV..............................    80,355    1,678,302
  #APERAM................................................   262,538    3,240,143
  #Arcadis NV............................................   286,682    7,439,091
   ASM International NV..................................   237,793    7,487,503
   Atag Group NV.........................................     4,630           --
  *Ballast Nedam.........................................     2,824       39,085
   Batenburg Techniek....................................     2,135       31,118
   BE Semiconductor Industries NV........................   164,367    1,780,355
   Beter Bed Holding NV..................................    86,518    1,673,681
  #BinckBank NV..........................................   319,629    2,832,302
  #Brunel International NV...............................    53,003    2,556,993
  *Crown Van Gelder......................................     9,818       49,221
   CSM...................................................   382,663    8,778,880
  #Delta Lloyd NV........................................   851,922   18,410,557
   DOCdata NV............................................    22,463      462,052
  #Exact Holding NV......................................    64,313    1,512,208
  *Grontmij..............................................   295,566    1,339,354
  #Heijmans NV...........................................   100,443    1,068,589
   Hunter Douglas NV.....................................     8,819      363,359
  *Kardan NV.............................................    75,774       48,408
   KAS Bank NV...........................................    58,608      713,795
   Kendrion NV...........................................    44,565    1,232,746
  #Koninklijke BAM Groep NV.............................. 1,376,686    7,865,217
   Koninklijke Ten Cate NV...............................   147,968    3,575,193
   Koninklijke Wessanen NV...............................   398,316    1,479,506
  #Macintosh Retail Group NV.............................    53,398      599,207
  #Nederland Apparatenfabriek............................    28,810    1,121,975
   Nutreco NV............................................   359,256   16,868,369
  *Ordina NV.............................................   383,600      639,739
 #*PostNL NV............................................. 1,920,653    6,910,449
  *Roto Smeets Group NV..................................     6,036       56,700
 #*Royal Imtech NV.......................................   349,305      850,162
  *SBM Offshore NV.......................................   932,130   18,038,383
   Sligro Food Group NV..................................   105,146    3,800,379
  #SNS REAAL NV..........................................   705,718           --

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
  *Telegraaf Media Groep NV.............................   170,488 $  2,664,321
   TKH Group NV.........................................   184,381    5,078,618
 #*TomTom NV............................................   562,433    3,284,331
   Unit4 NV.............................................   143,180    4,844,822
   USG People NV........................................   389,997    2,905,746
  *Van Lanschot NV......................................     4,807       95,162
  *Xeikon NV............................................    58,445      434,544
                                                                   ------------
TOTAL NETHERLANDS.......................................            159,403,742
                                                                   ------------
NORWAY -- (3.3%)
   ABG Sundal Collier Holding ASA....................... 1,196,794      819,866
  #AF Gruppen ASA.......................................     2,718       28,731
  *Agasti Holding ASA...................................   227,087       53,746
   Aker ASA Class A.....................................     1,221       38,914
  *Algeta ASA...........................................   148,632    6,075,698
  *Archer, Ltd..........................................   556,347      446,944
   Arendals Fossekompani A.S............................        90       24,403
   Atea ASA.............................................   296,910    3,120,822
   Austevoll Seafood ASA................................   362,267    2,050,689
   Bakkafrost P/F.......................................    68,617      826,753
 #*Bionor Pharma ASA....................................   215,592      117,207
   Bonheur ASA..........................................    68,100    1,618,650
   BW Offshore, Ltd..................................... 1,367,345    1,799,634
  *BWG Homes ASA........................................   346,255      765,492
   Cermaq ASA...........................................   285,677    5,261,243
  #Copeinca ASA.........................................   100,907    1,157,435
  *Deep Sea Supply P.L.C................................   373,810      573,486
 #*Det Norske Oljeselskap ASA...........................   222,628    3,258,915
 #*DNO International ASA................................ 3,907,920    8,450,597
 #*DOF ASA..............................................   197,102      868,445
   Ekornes ASA..........................................   112,551    1,772,072
 #*Electromagnetic GeoServices A.S......................   566,149      889,774
  #Eltek ASA............................................ 1,292,456    1,260,301
   Evry ASA.............................................   267,383      421,670
   Farstad Shipping ASA.................................    65,666    1,430,951
 #*Frontline, Ltd.......................................   214,780      556,993
  #Ganger Rolf ASA......................................    58,809    1,333,808
  *Golden Ocean Group Ltd............................... 1,180,259    1,268,437
  *Grieg Seafood ASA....................................   154,146      410,217
  *Havila Shipping ASA..................................    22,400      113,789
   Hexagon Composites ASA...............................    71,166      156,373
  *Hoegh LNG Holdings Ltd...............................   113,280      859,258
 #*Hurtigruten ASA......................................   759,030      339,084
  *Intex Resources ASA..................................    45,445       24,169
  *Kongsberg Automotive Holding ASA..................... 1,784,754      964,875
  #Kongsberg Gruppen A.S................................       673       12,626
  #Kvaerner ASA.........................................   807,447    1,379,586
   Leroey Seafood Group ASA.............................    81,749    2,177,133
 #*Nordic Semiconductor ASA.............................   580,280    1,882,983
 #*Norske Skogindustrier ASA............................   660,997      412,055
   Northern Offshore, Ltd...............................   350,656      501,108
  *Norwegian Air Shuttle A.S............................   130,053    5,789,821
 #*Norwegian Energy Co. A.S............................. 1,054,250      542,294

                                      97

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
NORWAY -- (Continued)
 #*Odfjell SE Class A...................................    138,810 $    643,638
   Olav Thon Eindom A.S.................................     12,852    2,138,371
  #Opera Software ASA...................................    349,386    2,839,017
 #*Panoro Energy ASA....................................    726,137      375,597
  *PhotoCure ASA........................................     52,582      337,712
   Prosafe SE...........................................    781,319    7,831,679
  *Q-Free ASA...........................................    143,444      395,006
 #*Renewable Energy Corp. ASA...........................  5,109,180    2,634,729
  *Salmar ASA...........................................     38,008      383,620
  *Scana Industrier.....................................     19,760        9,693
 #*Sevan Drilling A.S...................................  1,030,389      798,104
 #*Sevan Marine ASA.....................................    129,032      518,631
  *Siem Offshore, Inc...................................    579,678      766,382
   Solstad Offshore ASA.................................     59,959      979,605
 #*Songa Offshore SE....................................    845,806    1,055,190
   SpareBank 1 SMN......................................    279,527    2,305,950
   SpareBank 1 SR Bank ASA..............................    121,180    1,024,990
   Stolt-Nielsen, Ltd...................................     65,946    1,537,938
  *Storebrand ASA.......................................    899,158    5,169,520
  #Tomra Systems ASA....................................    669,803    6,118,839
   TTS Group ASA........................................    180,762      213,482
   Veidekke ASA.........................................    333,849    2,718,264
  #Veripos, Inc.........................................     43,838      137,212
   Wilh Wilhelmsen ASA..................................    121,003      977,560
   Wilh Wilhelmsen Holding ASA Class A..................     65,996    1,911,885
                                                                    ------------
TOTAL NORWAY............................................             105,679,661
                                                                    ------------
POLAND -- (0.0%)
  *Arctic Paper SA......................................     38,846       37,874
                                                                    ------------
PORTUGAL -- (1.3%)
  #Altri SGPS SA........................................    597,102    1,540,507
 #*Banco BPI SA.........................................  2,123,556    2,773,167
 #*Banco Comercial Portugues SA......................... 41,770,487    5,211,017
  *Banco Espirito Santo SA..............................  3,761,787    3,662,838
   Corticeira Amorim SGPS SA............................    207,426      557,709
  *EDP Renovaveis SA....................................     14,479       74,318
   Ibersol SGPS SA......................................     20,401      131,575
  *Impresa SGPS SA......................................    187,798      166,196
  *INAPA--Investimentos Participacoes e Gestao SA.......    139,421       25,967
   Mota-Engil SGPS SA...................................    363,210    1,325,381
   Novabase SGPS SA.....................................     65,729      231,289
   Portucel SA..........................................    881,646    3,121,850
  #Portugal Telecom SGPS SA.............................  1,673,596    6,385,406
   REN--Redes Energeticas Nacionais SGPS SA.............    894,312    2,644,013
  #Semapa-Sociedade de Investimento e Gestao............    315,078    2,789,574
   Sonae................................................  3,841,184    3,982,264
 #*Sonae Industria SGPS SA..............................    443,755      290,033
   Sonaecom - SGPS SA...................................    571,867    1,359,560
  *Sumol + Compal SA....................................     67,967       97,565
   Teixeira Duarte SA...................................    734,737      538,844
  *Toyota Caetano Portugal SA...........................      9,512        9,617

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
PORTUGAL -- (Continued)
  #Zon Multimedia Servicos de Telecomunicacoes e
    Multimedia SGPS SA...................................   746,473 $ 4,366,389
                                                                    -----------
TOTAL PORTUGAL...........................................            41,285,079
                                                                    -----------
RUSSIA -- (0.0%)
  *Alliance Oil Co., Ltd.................................   116,344     763,740
                                                                    -----------
SPAIN -- (4.9%)
  #Abengoa SA............................................   199,714     528,318
  #Abengoa SA Class B....................................   798,856   1,907,020
  #Acciona SA............................................    48,739   2,298,260
  #Acerinox SA...........................................   458,116   4,695,613
   Adveo Group International SA..........................    47,459     794,982
  #Almirall SA...........................................   234,145   3,074,956
  #Antena 3 de Television SA.............................   312,481   3,260,033
 #*Azkoyen SA............................................    61,293     108,503
  #Bankinter SA.......................................... 2,009,191   9,161,655
  *Baron de Ley..........................................    13,910   1,037,411
  #Bolsas y Mercados Espanoles SA........................   324,621   8,965,012
 #*Caja de Ahorros del Mediterraneo......................   116,412          --
 #*Campofrio Food Group SA...............................   107,600     740,191
 #*Cementos Portland Valderrivas SA......................    47,189     251,705
   Cie Automotive SA.....................................   137,813   1,112,173
 #*Codere SA.............................................    91,938     152,225
   Construcciones y Auxiliar de Ferrocarriles SA.........     7,820   3,381,767
  *Deoleo SA............................................. 2,112,570     799,505
   Dinamia Capital Privado Sociedad de Capital Riesgo SA.    20,438     155,671
   Duro Felguera SA......................................   297,079   1,923,864
   Ebro Foods SA.........................................   378,733   8,178,844
  #Elecnor SA............................................   198,254   2,721,955
  #Ence Energia y Celulosa S.A...........................   962,189   3,109,610
  *Ercros SA.............................................   401,585     229,074
  #Faes Farma SA......................................... 1,136,955   3,351,805
   Fluidra SA............................................    76,732     248,462
  #Fomento de Construcciones y Contratas SA..............   205,076   2,830,913
   Gamesa Corp. Tecnologica SA........................... 1,113,758   8,202,273
   Grupo Catalana Occidente SA...........................   195,922   5,098,125
 #*Grupo Ezentis SA...................................... 1,994,998     358,596
   Iberpapel Gestion SA..................................    26,401     493,824
  #Indra Sistemas SA.....................................   480,367   6,510,355
 #*Inmobiliaria Colonial SA..............................   108,920     153,514
   Inmobiliaria del Sur SA...............................     2,902      13,649
  *Jazztel P.L.C......................................... 1,025,473   9,313,117
   Laboratorios Farmaceuticos Rovi SA....................    68,613     684,081
   Let's GOWEX SA........................................    10,950      78,987
 #*Mediaset Espana Comunicacion SA.......................   793,096   8,260,404
  #Melia Hotels International SA.........................   232,123   2,082,979
   Miquel y Costas & Miquel SA...........................    37,628   1,226,758
  *Natra SA..............................................    92,696     197,341
  *NH Hoteles SA.........................................   521,131   2,095,888
   Obrascon Huarte Lain SA...............................   193,959   7,401,124
   Papeles y Cartones de Europa SA.......................   232,611   1,022,642
 #*Pescanova SA..........................................    68,547          --
   Prim SA...............................................    39,424     291,502

                                      99

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SPAIN -- (Continued)
 #*Promotora de Informaciones SA Class A................. 1,297,266 $    319,873
   Prosegur Cia de Seguridad SA..........................   875,740    4,517,432
 #*Realia Business SA....................................   346,397      283,804
 #*Sacyr Vallehermoso SA................................. 1,283,635    4,759,439
  *Sociedad Nacional de Industrias Apicaciones Celulosa
    Espanola SA..........................................   156,218       57,152
 #*Solaria Energia y Medio Ambiente SA...................    98,171       82,354
  #Tecnicas Reunidas SA..................................   137,591    6,278,155
  *Telecomunicaciones y Energia..........................   146,125      225,119
  #Tubacex SA............................................   520,966    1,862,879
   Tubos Reunidos SA.....................................   495,225    1,153,393
   Vidrala SA............................................    77,869    2,889,511
   Viscofan SA...........................................   213,526   10,993,842
  *Vocento SA............................................   196,990      276,399
 #*Zeltia SA.............................................   830,418    2,539,607
                                                                    ------------
TOTAL SPAIN..............................................            154,743,645
                                                                    ------------
SWEDEN -- (9.3%)
   AarhusKarlshamn AB....................................   111,342    6,395,406
   Acando AB.............................................   282,290      591,835
  *Active Biotech AB.....................................    67,875      517,856
   AddNode Group AB......................................    22,737      132,406
  #AddTech AB Class B....................................    84,940    3,405,433
   AF AB Class B.........................................   133,333    3,737,518
  *Arise Windpower AB....................................    32,240      119,330
   Atrium Ljungberg AB Class B...........................    31,807      420,016
   Avanza Bank Holding AB................................    55,019    1,269,343
  #Axfood AB.............................................    94,702    4,407,519
  #Axis Communications AB................................   183,851    5,238,821
   B&B Tools AB Class B..................................    97,917    1,265,672
  *BE Group AB...........................................   215,340      497,506
  #Beijer AB G&L Class B.................................    61,718      992,956
   Beijer Alma AB........................................    87,433    1,927,038
   Beijer Electronics AB.................................    55,826      553,184
  #Betsson AB............................................   137,066    3,680,967
   Bilia AB Class A......................................   113,425    2,020,331
  #BillerudKorsnas AB....................................   656,884    6,161,371
   BioGaia AB Class B....................................    62,520    2,143,278
   Biotage AB............................................   167,576      235,813
  #Bjoern Borg AB........................................    86,437      392,863
   Boras Waefveri AB Series B............................     6,564           --
   Bure Equity AB........................................   326,825    1,172,632
   Byggmax Group AB......................................   150,938      932,709
   Castellum AB..........................................   739,664   10,575,463
  *Catella AB............................................   185,598      122,086
   Catena AB.............................................    56,202      729,164
   Cision AB.............................................    14,615       90,101
  #Clas Ohlson AB Class B................................   160,047    2,300,400
 #*Cloetta AB Class B....................................   227,083      634,398
   Concentric AB.........................................   202,603    2,387,977
   Concordia Maritime AB Class B.........................    78,854      128,313
  #Connecta AB...........................................    40,724      238,310
   Corem Property Group AB Class B.......................     1,868        5,925
  *CyberCom Group AB.....................................   191,193       60,197

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
  #Dios Fastigheter AB...................................   108,683 $   660,229
   Doro AB...............................................    94,731     553,496
   Duni AB...............................................   144,942   1,353,866
 #*East Capital Explorer AB..............................    47,726     335,511
  #Enea AB...............................................    63,008     455,966
 #*Eniro AB..............................................   420,612   1,264,442
   Fabege AB.............................................   585,887   6,605,224
   Fagerhult AB..........................................    18,323     499,476
  *Fastighets AB Balder..................................   279,717   2,241,776
   Fenix Outdoor AB......................................     7,406     289,791
   FinnvedenBulten AB....................................    14,823      82,767
   Gunnebo AB............................................   190,542     984,627
  *Hakon Invest AB.......................................   279,464   7,814,284
   Haldex AB.............................................   218,520   1,909,974
  #Heba Fastighets AB Class B............................    43,722     479,919
  #Hexpol AB.............................................   115,947   8,498,837
  #HIQ International AB..................................   254,170   1,334,418
   HMS Networks AB.......................................     7,040     115,616
   Hoganas AB Class B....................................   115,764   5,729,707
  #Holmen AB Class B.....................................   273,916   7,947,725
   Hufvudstaden AB Class A...............................   189,483   2,405,771
   Husqvarna AB Class A..................................    37,223     222,741
  #Husqvarna AB Class B.................................. 1,698,949  10,210,921
   Industrial & Financial Systems Class B................    89,522   1,847,807
   Indutrade AB..........................................    55,294   1,968,410
   Intrum Justitia AB....................................   291,001   7,387,998
  #JM AB.................................................   372,482   9,903,030
  *KappAhl AB............................................   277,470   1,379,747
 #*Karolinska Development AB Class B.....................    44,465     179,072
   Klovern AB............................................   387,861   1,626,863
  #KNOW IT AB............................................    75,523     574,441
   Kungsleden AB.........................................   697,243   4,466,682
   Lagercrantz AB Class B................................    76,298   1,166,290
  *Lindab International AB...............................   330,563   2,983,042
   Loomis AB Class B.....................................   318,925   6,838,381
   Meda AB Class A.......................................   857,997  10,043,923
 #*Medivir AB Class B....................................   157,903   1,727,430
  #Mekonomen AB..........................................    93,177   2,856,177
 #*Micronic Mydata AB....................................   390,070     716,715
   Modern Times Group AB Class B.........................   173,403   8,161,424
   MQ Holding AB.........................................    56,493     135,468
   NCC AB Class A........................................    24,456     638,347
   NCC AB Class B........................................   364,909   9,579,788
   Nederman Holding AB...................................     3,680      89,446
   Net Entertainment NE AB Class B.......................   138,086   2,245,674
 #*Net Insight AB Class B................................ 1,189,130     242,611
   New Wave Group AB Class B.............................   197,176   1,097,044
  #Nibe Industrier AB Class B............................   347,939   5,934,195
   Nobia AB..............................................   666,139   4,827,346
   Nolato AB Class B.....................................    88,207   1,589,128
   Nordnet AB Class B....................................   401,993   1,225,572
   OEM International AB Class B..........................    45,688     481,284
  *Orexo AB..............................................    27,593     319,033

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
 #*PA Resources AB......................................    35,211 $     55,101
  #Peab AB..............................................   714,633    3,916,778
  #Pricer AB Class B....................................   452,718      534,483
   Proact IT Group AB...................................    41,297      506,503
  #Probi AB.............................................    28,553      180,244
   Proffice AB Class B..................................   262,115      921,203
   Ratos AB Class B.....................................   372,408    3,322,243
 #*RaySearch Laboratories AB............................    68,794      309,161
   ReadSoft AB Class B..................................    87,941      309,460
  *Rederi AB Transatlantic..............................   103,085       82,848
  *Rezidor Hotel Group AB...............................   334,560    1,822,026
  *rnb Retail and Brands AB.............................    82,309      106,829
   Saab AB Class B......................................   253,955    4,588,918
   Sagax AB Class B.....................................    46,219      168,476
  *SAS AB...............................................   581,421    1,151,102
  #Sectra AB............................................    28,023      228,129
  #Sectra AB Class B....................................    28,023       19,347
  #Securitas AB Class B................................. 1,155,760   11,265,146
   Semcon AB............................................    81,791      874,585
   SkiStar AB...........................................    97,008    1,146,939
  #SSAB AB Class A......................................   824,806    5,363,700
   SSAB AB Class B......................................   352,706    1,967,822
   Sweco AB Class B.....................................   187,145    2,149,698
  *Swedish Orphan Biovitrum AB..........................   612,905    4,596,129
   Swedol AB Class B....................................    29,796       84,860
  #Systemair AB.........................................    27,866      449,583
 #*TradeDoubler AB......................................   181,607      620,218
  *Transcom WorldWide SA................................    52,530        6,288
  #Transmode Holding AB.................................    43,411      604,521
   Trelleborg AB Class B................................   739,085   12,999,093
   Unibet Group P.L.C...................................   132,830    4,761,226
   Uniflex AB...........................................    17,950       75,888
   VBG Group AB Class B.................................       137        2,286
   Vitrolife AB.........................................    60,303      652,381
   Wallenstam AB Class B................................   399,066    5,515,049
   Wihlborgs Fastigheter AB.............................   289,738    4,748,385
                                                                   ------------
TOTAL SWEDEN............................................            295,820,237
                                                                   ------------
SWITZERLAND -- (11.2%)
  *Acino Holding AG.....................................    16,820    1,334,103
  *Advanced Digital Broadcast Holdings SA...............     2,024       31,217
  *AFG Arbonia-Forster Holding AG.......................    76,602    2,400,063
   Allreal Holding AG...................................    49,430    6,879,713
  #Alpiq Holding AG.....................................     3,149      389,883
   ALSO Holding AG......................................    16,195      813,081
   ams AG...............................................    35,838    2,527,110
   APG SGA SA...........................................     6,921    1,677,334
   Ascom Holding AG.....................................   160,822    2,081,336
   Autoneum Holding AG..................................    16,853    1,559,568
  #Bachem Holding AG Class B............................    24,136    1,136,259
   Baloise Holding AG...................................    13,573    1,473,540
   Bank Coop AG.........................................    31,671    1,658,136
   Banque Cantonale de Geneve...........................     4,098    1,080,858

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
   Banque Cantonale du Jura..............................     4,442 $   305,968
   Banque Cantonale Vaudoise.............................     3,046   1,568,743
   Banque Privee Edmond de Rothschild SA.................       157   2,778,056
   Barry Callebaut AG....................................        76      73,640
   Basilea Pharmaceutica.................................     9,521     765,891
  #Basler Kantonalbank...................................     3,409     279,270
   Belimo Holding AG.....................................     1,851   4,342,206
   Bell AG...............................................       319     730,544
   Bellevue Group AG.....................................    27,747     332,505
  #Berner Kantonalbank AG................................    23,232   5,796,299
   BKW AG................................................    34,411   1,127,442
  *Bobst Group AG........................................    43,436   1,341,224
   Bossard Holding AG....................................    14,138   2,367,177
   Bucher Industries AG..................................    33,342   8,384,439
   Burckhardt Compression Holding AG.....................     9,237   3,695,146
   Burkhalter Holding AG.................................    13,580     971,925
   Calida Holding AG.....................................     9,259     231,610
   Carlo Gavazzi Holding AG..............................     1,264     279,325
   Centralschweizerische Kraftwerke AG...................        26       8,233
   Cham Paper Holding AG.................................       994     230,076
 #*Charles Voegele Holding AG............................    38,302     374,903
   Cicor Technologies....................................     5,666     183,493
   Cie Financiere Tradition SA...........................     8,746     457,059
   Clariant AG........................................... 1,135,163  17,745,783
   Coltene Holding AG....................................    16,093     777,519
   Conzzeta AG...........................................     1,345   2,516,133
  *Cosmo Pharmaceuticals SpA.............................     1,287      95,095
   Daetwyler Holding AG..................................    29,754   3,246,070
  *Dufry AG..............................................    80,356  10,515,674
  #EFG International AG..................................   212,240   2,787,844
  *Elma Electronic AG....................................       374     164,277
   Emmi AG...............................................    13,244   4,092,893
   Energiedienst Holding AG..............................    71,249   2,609,764
  *Evolva Holding SA.....................................    46,661      34,830
   Flughafen Zuerich AG..................................    18,156   9,819,878
   Forbo Holding AG......................................     6,983   5,042,904
  #Galenica AG...........................................    20,798  15,957,975
   GAM Holding AG........................................   806,220  12,861,066
 #*Gategroup Holding AG..................................    88,404   1,997,215
   Georg Fischer AG......................................    18,366   9,607,331
   Gurit Holding AG......................................     1,837     765,721
   Helvetia Holding AG...................................    26,812  11,970,696
   Huber & Suhner AG.....................................    47,647   2,171,886
   Implenia AG...........................................    65,242   3,565,953
   Inficon Holding AG....................................     7,470   2,416,147
   Interroll Holding AG..................................     2,404   1,077,383
   Intershop Holdings....................................     5,592   1,929,694
   Jungfraubahn Holding AG...............................     3,095     207,114
   Kaba Holding AG Class B...............................    11,858   4,752,000
   Kardex AG.............................................    25,048     999,336
   Komax Holding AG......................................    15,293   1,625,914
   Kudelski SA...........................................   188,348   2,500,142
   Kuoni Reisen Holding AG...............................    15,477   5,576,097

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
  #LEM Holding SA........................................     3,667 $ 2,294,168
  #Liechtensteinische Landesbank AG......................    18,136     735,984
  *LifeWatch AG..........................................    37,092     286,932
  #Logitech International SA.............................   676,961   4,810,904
   Lonza Group AG........................................   246,163  18,946,885
  #Luzerner Kantonalbank AG..............................    17,399   6,556,749
   MCH Group AG..........................................     1,404      86,586
   Metall Zug AG.........................................       680   1,546,565
 #*Meyer Burger Technology AG............................   408,473   2,744,301
   Micronas Semiconductor Holding AG.....................   155,041   1,096,830
   Mikron Holding AG.....................................       585       3,406
   Mobilezone Holding AG.................................   142,129   1,411,485
   Mobimo Holding AG.....................................    26,956   5,661,276
  *Myriad Group AG.......................................    58,345     113,910
  #Nobel Biocare Holding AG..............................   478,680   5,827,426
   OC Oerlikon Corp. AG..................................   748,691   9,842,202
 #*Orascom Development Holding AG........................    16,970     162,407
  *Orell Fuessli Holding AG..............................     5,198     488,391
   Orior AG..............................................    19,434   1,074,276
   Panalpina Welttransport Holding AG....................    22,115   3,223,373
   Parco Industriale e Immobiliare SA....................       600          --
   Phoenix Mecano AG.....................................     3,100   1,614,482
   PSP Swiss Property AG.................................   148,327  13,093,043
   PubliGroupe AG........................................     8,975     919,372
   Rieter Holding AG.....................................    15,956   3,169,487
   Romande Energie Holding SA............................     2,714   3,279,044
   Schaffner Holding AG..................................     2,066     468,123
 #*Schmolz + Bickenbach AG...............................   234,004     765,176
   Schweiter Technologies AG.............................     4,466   2,862,495
   Schweizerische National-Versicherungs-Gesellschaft AG.    59,799   2,792,434
   Siegfried Holding AG..................................    16,598   2,453,301
   Societa Elettrica Sopracenerina SA - SES..............     2,340     348,077
   St Galler Kantonalbank AG.............................    10,381   3,887,106
  #Straumann Holding AG..................................     4,948     744,374
   Swiss Life Holding AG.................................    83,230  14,935,670
   Swisslog Holding AG................................... 1,022,294   1,114,557
   Swissquote Group Holding SA...........................    47,450   1,494,348
   Tamedia AG............................................    14,891   1,645,996
   Tecan Group AG........................................    24,401   2,350,519
   Temenos Group AG......................................   151,121   3,957,508
  *Tornos Holding AG.....................................    38,028     179,552
   U-Blox AG.............................................    25,829   1,783,945
   Valartis Group AG.....................................       936      19,871
   Valiant Holding.......................................    58,285   5,465,894
   Valora Holding AG.....................................    14,281   2,894,714
   Vaudoise Assurances Holding SA Class B................     4,025   1,536,221
   Verwaltungs- und Privat-Bank AG.......................    14,638   1,124,809
   Vetropack Holding AG..................................       843   1,660,656
 #*Von Roll Holding AG...................................   233,256     348,277
   Vontobel Holding AG...................................   121,104   4,288,261
   VZ Holding AG.........................................        25       3,686
   Walliser Kantonalbank.................................     1,440   1,269,499
   Walter Meier AG.......................................    23,690   1,277,453

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

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CONTINUED

                                                            SHARES       VALUE++
                                                          ----------- --------------
SWITZERLAND -- (Continued)
   Ypsomed Holding AG....................................       6,307 $      379,833
  #Zehnder Group AG......................................      42,698      1,756,813
  *Zueblin Immobilien Holding AG.........................     261,040        586,443
   Zug Estates Holding AG................................         428        535,088
   Zuger Kantonalbank AG.................................         625      3,188,257
                                                                      --------------
TOTAL SWITZERLAND........................................                358,206,149
                                                                      --------------
TOTAL COMMON STOCKS......................................              2,768,336,310
                                                                      --------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
  *Valneva SE............................................      82,774         26,429
                                                                      --------------
GERMANY -- (0.0%)
   Biotest AG............................................         435         31,551
                                                                      --------------
TOTAL PREFERRED STOCKS...................................                     57,980
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
  *Intercell AG Rights...................................     254,689         23,718
                                                                      --------------
GREECE -- (0.0%)
  *National Bank of Greece SA Warrants 12/26/17..........     116,402        106,540
                                                                      --------------
ISRAEL -- (0.0%)
  *Africa Israel Investments, Ltd. Warrants 10/31/13.....      31,866          1,493
  *Clal Biotechnology Industries, Ltd. Warrants 05/08/14.      17,512          4,570
  *Tower Semiconductor, Ltd. Warrants 06/27/17...........      10,038          5,858
 #*Tower Semiconductor, Ltd. Warrants 07/22/13...........       3,546             80
                                                                      --------------
TOTAL ISRAEL.............................................                     12,001
                                                                      --------------
ITALY -- (0.0%)
 #*Prelios SpA Rights 08/08/13...........................     238,990            668
 #*Seat Pagine Gialle SpA Warrants 08/31/14..............   2,988,837          2,075
                                                                      --------------
TOTAL ITALY..............................................                      2,743
                                                                      --------------
TOTAL RIGHTS/WARRANTS....................................                    145,002
                                                                      --------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)       VALUE+
                                                          ----------- --------------
SECURITIES LENDING COLLATERAL -- (13.1%)
 (S)@DFA Short Term Investment Fund......................  35,868,626    415,000,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc.
    0.10%, 08/01/13 (Collateralized by $1,643,372 FNMA,
    rates ranging from 4.500% to 6.000%, maturities
    ranging from 01/01/40 to 05/01/42, valued at
    $1,054,452) to be repurchased at $1,033,779.......... $     1,034      1,033,776
                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL......................                416,033,776
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,797,975,126)^^                                             $3,184,573,068
                                                                      ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ------------------------------------------------
                                                           LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                          ---------- -------------- ------- --------------
Common Stocks
   Austria............................................... $   69,256 $   65,762,412   --    $   65,831,668
   Belgium...............................................         --     87,551,187   --        87,551,187
   Denmark...............................................     47,889    137,585,192   --       137,633,081
   Finland...............................................  2,764,480    174,796,592   --       177,561,072
   France................................................    657,665    338,726,188   --       339,383,853
   Germany...............................................         --    390,432,606   --       390,432,606
   Greece................................................  2,398,289     53,450,304   --        55,848,593
   Ireland...............................................     19,799     72,416,069   --        72,435,868
   Israel................................................    935,156     86,649,906   --        87,585,062
   Italy.................................................    177,168    237,956,025   --       238,133,193
   Netherlands...........................................         --    159,403,742   --       159,403,742
   Norway................................................         --    105,679,661   --       105,679,661
   Poland................................................         --         37,874   --            37,874
   Portugal..............................................     35,584     41,249,495   --        41,285,079
   Russia................................................         --        763,740   --           763,740
   Spain.................................................         --    154,743,645   --       154,743,645
   Sweden................................................     74,448    295,745,789   --       295,820,237
   Switzerland...........................................         --    358,206,149   --       358,206,149
Preferred Stocks
   France................................................     26,429             --   --            26,429
   Germany...............................................         --         31,551   --            31,551
Rights/Warrants
   Austria...............................................         --         23,718   --            23,718
   Greece................................................         --        106,540   --           106,540
   Israel................................................         --         12,001   --            12,001
   Italy.................................................         --          2,743   --             2,743
Securities Lending Collateral............................         --    416,033,776   --       416,033,776
                                                          ---------- --------------   --    --------------
TOTAL.................................................... $7,206,163 $3,177,366,905   --    $3,184,573,068
                                                          ========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES    VALUE++
                                                          ------- -----------
  COMMON STOCKS -- (78.5%)
  Consumer Discretionary -- (8.3%)
     AutoCanada, Inc.....................................  44,402 $ 1,235,959
   #*Ballard Power Systems, Inc.......................... 559,352   1,089,187
    *Bauer Performance Sports, Ltd.......................  27,454     300,708
     BMTC Group, Inc. Class A............................  17,481     230,958
    *Brookfield Residential Properties, Inc..............  22,148     456,286
    #Cineplex, Inc....................................... 269,935   9,760,866
   #*Coastal Contacts, Inc...............................  95,324     450,121
     Cogeco Cable, Inc...................................  62,964   3,028,353
    #Cogeco, Inc.........................................  11,406     508,056
    #Corus Entertainment, Inc. Class B................... 369,716   8,945,032
     DHX Media, Ltd...................................... 111,078     336,338
     Dorel Industries, Inc. Class B...................... 123,520   4,520,608
     easyhome, Ltd.......................................   3,600      40,308
     Gamehost, Inc.......................................  17,488     224,921
     Glacier Media, Inc.................................. 137,300     212,547
     Glentel, Inc........................................  65,622   1,053,555
   #*Great Canadian Gaming Corp.......................... 302,800   2,856,715
   #*Imax Corp........................................... 260,537   6,557,182
     Indigo Books & Music, Inc...........................   2,302      24,609
    *Le Chateau, Inc. Class A............................  59,800     305,084
     Leon's Furniture, Ltd............................... 143,275   1,743,684
     Linamar Corp........................................ 240,719   7,478,671
     Martinrea International, Inc........................ 443,956   5,186,907
    *MEGA Brands, Inc....................................  60,942     884,077
   #*Mood Media Corp..................................... 231,874     243,817
     MTY Food Group, Inc.................................   8,644     264,765
     Reitmans Canada, Ltd................................  15,456     140,701
     Reitmans Canada, Ltd. Class A....................... 226,386   2,228,374
     RONA, Inc........................................... 677,837   7,556,454
    #Sears Canada, Inc...................................  19,831     253,318
     Torstar Corp. Class B............................... 262,956   1,446,501
    *TVA Group, Inc. Class B.............................   7,000      58,782
     Uni-Select, Inc.....................................  68,283   1,370,181
     Whistler Blackcomb Holdings, Inc....................  61,716     841,227
                                                                  -----------
  Total Consumer Discretionary...........................          71,834,852
                                                                  -----------
  Consumer Staples -- (3.4%)
     Alliance Grain Traders, Inc.........................  73,950   1,139,742
     Andrew Peller, Ltd. Class A.........................     400       5,499
    *Atrium Innovations, Inc............................. 131,445   1,888,938
     Canada Bread Co., Ltd...............................  11,595     677,908
    #Colabor Group, Inc..................................  83,751     358,781
    #Corby Distilleries, Ltd. Class A....................  70,235   1,422,343
     Cott Corp........................................... 488,030   4,081,567
     High Liner Foods, Inc...............................   8,197     254,106
    #Liquor Stores N.A., Ltd............................. 102,280   1,726,741
    #Maple Leaf Foods, Inc............................... 482,472   6,740,798
     North West Co., Inc. (The).......................... 228,810   5,310,905
    #Premium Brands Holdings Corp........................  88,843   1,656,454
    #Rogers Sugar, Inc................................... 347,844   2,048,930
    *Sun-Rype Products, Ltd..............................     100         723

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
 Consumer Staples -- (Continued)
   *SunOpta, Inc........................................   262,234 $ 2,106,348
                                                                   -----------
 Total Consumer Staples.................................            29,419,783
                                                                   -----------
 Energy -- (20.7%)
   *Advantage Oil & Gas, Ltd............................ 1,098,231   3,966,933
   #Akita Drilling, Ltd. Class A........................    42,000     538,545
   *Anderson Energy, Ltd................................   675,395     108,500
   *Angle Energy, Inc...................................   364,568   1,071,946
   *Antrim Energy, Inc..................................   728,618      67,392
   *Arsenal Energy, Inc.................................   545,650     223,126
   *Bankers Petroleum, Ltd.............................. 1,086,186   3,151,430
   *Bellatrix Exploration, Ltd..........................   646,708   4,250,101
   *Bengal Energy, Ltd..................................       600         362
  #*Birchcliff Energy, Ltd..............................   441,234   3,299,267
  #*BlackPearl Resources, Inc........................... 1,165,485   1,815,574
  #*BNK Petroleum, Inc..................................   290,319     234,607
   #Bonterra Energy Corp................................    61,962   2,966,888
    Calfrac Well Services, Ltd..........................   153,057   5,074,083
   *Calvalley Petroleums, Inc. Class A..................   226,068     341,160
  #*Canacol Energy, Ltd.................................   127,642     467,269
   #Canadian Energy Services & Technology Corp..........   179,083   3,244,801
   #CanElson Drilling, Inc..............................   191,468   1,131,546
   #Canyon Services Group, Inc..........................   213,370   2,615,450
    Cathedral Energy Services, Ltd......................   157,711     732,433
   *Cequence Energy, Ltd................................   636,649     973,166
   *Chinook Energy, Inc.................................   140,019     137,688
   *Connacher Oil and Gas, Ltd.......................... 2,187,935     575,156
   *Corridor Resources, Inc.............................   367,780     300,784
  #*Crew Energy, Inc....................................   489,530   2,516,521
   *Crocotta Energy, Inc................................   249,334     706,418
  #*DeeThree Exploration, Ltd...........................   341,829   2,649,166
  #*Delphi Energy Corp..................................   630,904   1,044,238
  #*Denison Mines Corp.................................. 2,168,583   2,744,774
   #Enbridge Income Fund Holdings, Inc..................   225,153   5,381,663
    Enerflex, Ltd.......................................   279,959   3,976,830
    Ensign Energy Services, Inc.........................    86,964   1,513,043
  #*Epsilon Energy, Ltd.................................   231,416     754,789
    Equal Energy, Ltd...................................   154,741     649,337
   *Essential Energy Services Trust.....................   620,641   1,571,090
  #*Forsys Metals Corp..................................   109,974      54,607
  #*Gasfrac Energy Services, Inc........................    51,622      98,509
   *Gran Tierra Energy, Inc............................. 1,351,145   8,353,394
   *Ithaca Energy, Inc.................................. 1,277,250   2,263,261
  #*Ivanhoe Energy, Inc.................................   348,882     312,503
   *Kelt Exploration, Ltd...............................   161,850   1,268,516
  #*Laramide Resources, Ltd.............................    20,368      12,295
   *Legacy Oil + Gas, Inc...............................   696,734   4,165,073
   #Lightstream Resources, Ltd..........................   762,569   6,221,722
   *Long Run Exploration, Ltd...........................   497,335   1,951,378
    McCoy Corp..........................................     4,500      24,141
   *Mega Uranium, Ltd...................................   765,410      74,521
   *MGM Energy Corp.....................................    19,000       3,700
   #Mullen Group, Ltd...................................   428,781  10,674,647

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
Energy -- (Continued)
  #Niko Resources, Ltd...................................   178,719 $  1,258,045
  *North American Energy Partners, Inc...................    60,356      301,457
  *NuVista Energy, Ltd...................................   539,900    3,574,452
  *Parex Resources, Inc..................................   380,000    1,920,164
  #Parkland Fuel Corp....................................   348,327    5,819,581
  #Pason Systems, Inc....................................   285,137    5,405,138
  #Pengrowth Energy Corp.................................     4,226       24,358
 #*Perpetual Energy, Inc.................................   285,931      322,929
  *Petrobank Energy & Resources, Ltd.....................   425,702      236,248
  #Petrominerales, Ltd...................................   396,558    2,158,270
  #PHX Energy Services Corp..............................    79,722      864,670
  *Platino Energy Corp...................................     3,811        4,230
 #*Poseidon Concepts Corp................................   165,977          614
   Pulse Seismic, Inc....................................   271,180      929,368
  *Questerre Energy Corp. Class A........................   745,460      791,112
  *RMP Energy, Inc.......................................   555,987    2,419,688
  *Rock Energy, Inc......................................   114,652      162,975
 #*Santonia Energy, Inc..................................   544,251      869,021
   Savanna Energy Services Corp..........................   441,770    3,174,241
   Secure Energy Services, Inc...........................   437,854    5,985,269
  *Serinus Energy, Inc...................................    13,570       40,957
   ShawCor, Ltd..........................................    69,896    3,140,590
  *Sonde Resources Corp..................................    85,873       66,886
 #*Southern Pacific Resource Corp........................ 1,650,425      562,407
 #*SouthGobi Resources, Ltd..............................   455,682      443,659
  #Sprott Resource Corp..................................   471,290    1,624,347
  #Spyglass Resources Corp...............................   478,784      806,442
   Strad Energy Services, Ltd............................    12,700       48,841
  *Surge Energy, Inc.....................................   249,705    1,293,380
 #*TAG Oil, Ltd..........................................   113,822      424,436
  *Tethys Petroleum, Ltd.................................   412,989      273,423
 #*TORC Oil & Gas, Ltd...................................   231,935      343,239
   Total Energy Services, Inc............................   127,721    1,893,867
  *TransGlobe Energy Corp................................   291,108    1,941,476
  #Trican Well Service, Ltd..............................   643,185    9,468,364
   Trinidad Drilling, Ltd................................   581,800    5,313,294
 #*Tuscany International Drilling, Inc...................   275,042       41,507
  #Twin Butte Energy, Ltd................................ 1,089,678    1,761,139
 #*Uex Corp..............................................   608,088      301,942
 #*Ur-Energy, Inc........................................   274,416      331,298
  *Uranium One, Inc...................................... 1,029,719    2,666,783
  #Veresen, Inc..........................................   248,643    2,917,095
   Western Energy Services Corp..........................   197,956    1,611,247
   Whitecap Resources, Inc...............................   766,653    8,240,530
  *Xtreme Drilling and Coil Services Corp................   132,543      477,470
  #Zargon Oil & Gas, Ltd.................................   124,924      766,256
   ZCL Composites, Inc...................................    97,800      471,337
                                                                    ------------
Total Energy.............................................            179,768,385
                                                                    ------------
Financials -- (6.0%)
  #AGF Management, Ltd. Class B..........................   356,568    4,165,920
  #Alaris Royalty Corp...................................    52,216    1,728,502
   Altus Group, Ltd......................................    80,299      730,986

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE++
                                                             ------- -----------
Financials -- (Continued)
  #Brookfield Real Estate Services, Inc.....................   8,075 $   102,991
   Canaccord Financial, Inc................................. 397,236   2,486,834
   Canadian Western Bank.................................... 271,572   7,646,638
  #Cash Store Financial Services, Inc. (The)................  51,170     124,550
   Clairvest Group, Inc.....................................   1,900      39,495
   E-L Financial Corp., Ltd.................................   1,467     928,391
  *EGI Financial Holdings, Inc..............................  14,650     151,763
   Equitable Group, Inc.....................................  52,295   2,041,699
  *Equity Financial Holdings, Inc...........................     800       8,163
   Fiera Capital Corp.......................................  36,300     431,882
   Firm Capital Mortgage Investment Corp....................   2,494      29,624
   First National Financial Corp............................   7,298     127,898
   FirstService Corp........................................ 135,548   5,042,634
 #*Genesis Land Development Corp............................  71,917     252,770
   Genworth MI Canada, Inc.................................. 149,254   4,157,489
   Gluskin Sheff + Associates, Inc..........................  63,507   1,375,748
  #GMP Capital, Inc......................................... 295,487   1,812,451
   Guardian Capital Group, Ltd. Class A.....................  11,327     146,785
  #Home Capital Group, Inc.................................. 120,600   7,351,539
  #Killam Properties, Inc................................... 250,681   2,562,701
  *Kingsway Financial Services, Inc.........................  46,281     175,734
  #Laurentian Bank of Canada................................ 142,877   6,266,779
  *Mainstreet Equity Corp...................................  16,062     537,641
   Melcor Developments, Ltd.................................  12,781     242,654
  *Pacific & Western Credit Corp............................   8,800      11,652
  #Sprott, Inc.............................................. 623,708   1,627,433
                                                                     -----------
Total Financials............................................          52,309,346
                                                                     -----------
Health Care -- (2.0%)
   Amica Mature Lifestyles, Inc.............................  31,703     265,761
  *Burcon NutraScience Corp.................................   8,517      24,877
 #*Cangene Corp............................................. 140,432     299,431
  #CML HealthCare, Inc...................................... 378,513   3,921,116
  #Extendicare Inc.......................................... 362,840   2,423,408
  *Imris, Inc...............................................  73,479     202,459
  #Leisureworld Senior Care Corp............................ 145,732   1,776,424
  #Medical Facilities Corp..................................  59,616     890,961
   Nordion, Inc............................................. 464,108   3,384,450
 #*Oncolytics Biotech, Inc..................................  91,887     267,493
  *Paladin Labs, Inc........................................  53,575   2,895,481
  *Patheon, Inc.............................................   6,080      33,742
  *Prometic Life Sciences, Inc..............................  60,034      22,211
   QLT, Inc................................................. 226,610     981,807
 #*Resverlogix Corp......................................... 111,820      60,967
  *Theratechnologies, Inc...................................  22,601       7,041
  *Transition Therapeutics, Inc.............................  50,610     204,490
  *TSO3, Inc................................................  74,206      48,406
   Zenith Epigenetics Corp.................................. 111,820      46,814
                                                                     -----------
Total Health Care...........................................          17,757,339
                                                                     -----------
Industrials -- (10.1%)
  #Aecon Group, Inc......................................... 286,711   3,310,673

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE++
                                                             ------- -----------
Industrials -- (Continued)
  #AG Growth International, Inc.............................  77,232 $ 2,796,474
 #*Air Canada Class A....................................... 313,328     665,033
   Algoma Central Corp......................................  26,690     367,699
  *ATS Automation Tooling Systems, Inc...................... 437,814   4,884,966
  #Badger Daylighting, Ltd..................................  33,996   1,624,169
  #Bird Construction, Inc...................................  84,052   1,022,110
  #Black Diamond Group, Ltd................................. 182,633   4,370,674
   CanWel Building Materials Group, Ltd..................... 135,421     344,123
   Cervus Equipment Corp....................................   4,680      90,174
   Churchill Corp. Class A..................................  91,759     797,788
   Clarke, Inc..............................................  44,894     221,170
  #Contrans Group, Inc. Class A.............................  95,185   1,021,263
  #DirectCash Payments, Inc.................................  35,598     815,520
  #Exchange Income Corp.....................................  38,940     989,518
   Exco Technologies, Ltd...................................  73,295     455,998
   Genivar, Inc............................................. 181,172   4,321,599
  *GLV, Inc. Class A........................................  89,850     345,543
  #Heroux-Devtek, Inc....................................... 113,947     948,541
  #HNZ Group, Inc...........................................  23,888     509,344
   Horizon North Logistics, Inc............................. 330,070   2,172,401
  #IBI Group, Inc...........................................   7,206      15,224
   K-Bro Linen, Inc.........................................  13,544     476,697
  #Morneau Shepell, Inc..................................... 181,552   2,478,200
  #New Flyer Industries, Inc................................ 105,835   1,198,385
   Newalta Corp............................................. 196,423   2,717,526
   Richelieu Hardware, Ltd..................................  64,393   2,711,515
  #Ritchie Bros Auctioneers, Inc............................ 244,637   4,716,009
  #Rocky Mountain Dealerships, Inc..........................  63,491     807,314
  #Russel Metals, Inc....................................... 312,531   7,786,650
   Stantec, Inc............................................. 222,185  10,275,326
  #Student Transportation, Inc.............................. 328,152   2,166,167
   Toromont Industries, Ltd.................................  60,040   1,363,190
   Transcontinental, Inc. Class A........................... 319,458   3,881,643
   TransForce, Inc.......................................... 374,626   7,743,462
   Vicwest, Inc.............................................  41,746     477,573
  #Wajax Corp...............................................  71,824   2,393,667
   WaterFurnace Renewable Energy, Inc.......................  34,783     790,246
  #*Westport Innovations, Inc............................... 125,441   4,128,036
                                                                     -----------
Total Industrials...........................................          88,201,610
                                                                     -----------
Information Technology -- (5.2%)
 #*5N Plus, Inc............................................. 219,748     470,690
  #Aastra Technologies, Ltd.................................  33,028     828,353
   Absolute Software Corp................................... 175,557   1,199,893
  *AgJunction, Inc..........................................  20,300      19,567
   Calian Technologies, Ltd.................................  20,165     358,301
  *Celestica, Inc........................................... 949,607  10,059,122
  *COM DEV International, Ltd............................... 381,824   1,420,083
   Computer Modelling Group, Ltd............................ 110,987   2,776,026
  #Davis + Henderson Corp................................... 303,598   7,363,087
  *Descartes Systems Group, Inc. (The)...................... 262,529   3,039,110
 #*DragonWave, Inc.......................................... 162,023     501,639
   Enghouse Systems, Ltd....................................  52,143   1,329,085

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
 Information Technology -- (Continued)
    Evertz Technologies, Ltd............................   133,981 $ 1,946,253
  #*EXFO, Inc...........................................   104,830     528,692
    MacDonald Dettwiler & Associates, Ltd...............    85,470   6,391,735
    Mediagrif Interactive Technologies, Inc.............     7,276     141,680
  #*Points International, Ltd...........................    37,659     817,638
   *Pure Technologies, Ltd..............................    24,310     104,378
   *Redknee Solutions, Inc..............................   127,436     450,387
  #*Sandvine Corp.......................................   614,976   1,161,575
   *Sierra Wireless, Inc................................   153,441   1,983,932
    Vecima Networks, Inc................................     6,059      27,785
   #Wi-Lan, Inc.........................................   765,533   2,757,737
    Wireless Matrix Corp................................   102,939       3,007
                                                                   -----------
 Total Information Technology...........................            45,679,755
                                                                   -----------
 Materials -- (18.1%)
    Aberdeen International, Inc.........................   122,333      17,866
    Acadian Timber Corp.................................     9,391     125,262
  #*Ainsworth Lumber Co., Ltd...........................   525,110   1,738,267
    Alacer Gold Corp....................................   750,454   1,775,487
   #Alamos Gold, Inc....................................   470,720   6,934,080
  #*Alexco Resource Corp................................   278,307     349,543
  #*Almaden Minerals, Ltd...............................    98,343     170,432
  #*Altius Minerals Corp................................   112,600   1,173,031
    Amerigo Resources, Ltd..............................   553,854     239,962
   *Argonaut Gold Inc...................................   368,728   2,444,784
  #*Asanko Gold, Inc....................................   271,644     682,350
   *Atna Resources, Ltd.................................   385,779      63,852
  #*Augusta Resource Corp...............................   308,545     618,832
   *Aura Minerals, Inc..................................   402,669      33,324
   #AuRico Gold, Inc.................................... 1,234,795   5,698,499
  #*Avalon Rare Metals, Inc.............................   352,025     267,335
   *B2Gold Corp......................................... 1,670,450   4,879,126
  #*Brigus Gold Corp....................................   912,312     515,180
  #*Canada Lithium Corp................................. 1,001,596     487,584
   *Canam Group, Inc. Class A...........................   194,100   1,867,109
   #Canexus Corp........................................   434,301   3,606,842
   *Canfor Corp.........................................   411,155   8,674,646
   #Canfor Pulp Products, Inc...........................   202,846   1,805,094
   *Capstone Mining Corp................................ 1,527,388   2,884,951
   *Cardero Resource Corp...............................   118,794       9,253
   *Carpathian Gold, Inc................................   587,371      91,500
    Cascades, Inc.......................................   489,976   2,795,501
    CCL Industries, Inc. Class B........................   111,467   7,552,321
    Centerra Gold, Inc..................................   101,318     448,833
  #*China Gold International Resources Corp., Ltd.......   727,257   1,890,542
   *Claude Resources, Inc...............................   934,700     209,309
   *Cline Mining Corp...................................    14,600         180
  #*Copper Mountain Mining Corp.........................   637,731     974,820
   *Dominion Diamond Corp...............................   369,848   5,232,101
  #*Duluth Metals, Ltd..................................   388,214     525,380
  #*Dundee Precious Metals, Inc.........................   460,438   2,286,276
   *Dynasty Metals & Mining, Inc........................    59,369      42,196
  #*Eastern Platinum, Ltd............................... 3,210,960     250,099

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
Materials -- (Continued)
  *Eastmain Resources, Inc.................................   274,250 $   74,764
  *Eco Oro Minerals Corp...................................   261,445    140,001
  *EcoSynthetix, Inc.......................................     1,500      6,864
  *Elgin Mining, Inc.......................................    16,362      2,628
 #*Endeavour Mining Corp................................... 1,378,843    912,875
 #*Endeavour Silver Corp...................................   389,940  1,548,978
 #*Energy Fuels, Inc....................................... 2,398,488    420,337
 #*Entree Gold, Inc........................................   286,898     72,625
  *Excellon Resources, Inc.................................   185,380    305,026
 #*Exeter Resource Corp....................................    70,137     51,898
 #*First Majestic Silver Corp..............................   431,070  5,628,130
 #*Fortress Paper, Ltd. Class A............................    69,284    462,748
  *Fortuna Silver Mines, Inc...............................   750,906  2,624,625
  *Fortune Minerals, Ltd...................................   214,672     85,693
 #*Golden Star Resources, Ltd.............................. 1,155,362    573,688
 #*Great Panther Silver, Ltd...............................   708,280    620,633
 #*Guyana Goldfields, Inc..................................   441,183    738,813
  *Hanfeng Evergreen, Inc..................................    45,837     73,189
   Hecla Mining Co.........................................    23,418     75,640
   HudBay Minerals, Inc....................................   872,492  5,878,342
  *Imperial Metals Corp....................................   190,628  1,893,102
  *International Forest Products, Ltd. Class A.............   303,741  3,344,670
  #International Minerals Corp.............................    77,900    144,863
 #*International Tower Hill Mines, Ltd.....................   220,027    119,964
   Intertape Polymer Group, Inc............................   310,229  3,642,646
 #*Jaguar Mining, Inc......................................   274,437     76,151
  *Katanga Mining, Ltd..................................... 1,025,162    608,849
 #*Kirkland Lake Gold, Inc.................................   247,980    840,201
  *Labrador Iron Mines Holdings, Ltd.......................   123,133     59,942
 #*Lake Shore Gold Corp.................................... 1,419,989    470,058
  *Lucara Diamond Corp.....................................    13,500     11,172
 #*MAG Silver Corp.........................................    90,430    535,308
   Major Drilling Group International......................   343,445  2,337,339
 #*MBAC Fertilizer Corp....................................   120,072    232,639
  *McEwen Mining - Minera Andes Andes Acquisition Corp.....   184,415    369,871
 #*Mercator Minerals, Ltd..................................   905,221     96,947
  #Migao Corp..............................................   169,168    227,292
   Minco Base Metals Corp..................................     2,780         --
  *Minco Silver Corp.......................................   125,224     89,002
  *Nautilus Minerals, Inc..................................    89,354     31,319
 #*Nevada Copper Corp......................................   160,491    315,638
   Nevsun Resources, Ltd...................................   936,192  3,153,757
 #*New Millennium Iron Corp................................    55,528     33,519
  *NGEx Resources, Inc.....................................    70,910    135,316
   Norbord, Inc............................................   145,153  4,585,936
 #*North American Palladium, Ltd...........................   565,789    705,102
 #*Northern Dynasty Minerals, Ltd..........................   148,624    350,180
 #*Novagold Resources, Inc.................................   454,797  1,319,536
 #*OceanaGold Corp......................................... 1,185,016  1,880,611
  *Oromin Explorations, Ltd................................   168,799     54,234
  *Orvana Minerals Corp....................................   302,452    150,181
  *Petaquilla Minerals, Ltd................................   528,482    180,088
  *Phoscan Chemical Corp...................................   432,579    120,032

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
 Materials -- (Continued)
   *Pilot Gold, Inc.....................................    39,391 $     41,803
  #*Platinum Group Metals, Ltd..........................   241,887      251,990
  #*Polymet Mining Corp.................................   635,065      482,281
  #*Primero Mining Corp.................................   418,524    2,012,957
   *Richmont Mines, Inc.................................   114,244      181,304
  #*Rubicon Minerals Corp...............................   508,405      673,187
  #*Sabina Gold & Silver Corp...........................   383,055      410,243
  #*San Gold Corp....................................... 1,018,995      128,974
  #*Sandstorm Gold, Ltd.................................    88,184      501,406
  #*Scorpio Mining Corp.................................   978,870      347,860
  #*Seabridge Gold, Inc.................................   115,135    1,281,271
   #SEMAFO, Inc......................................... 1,122,420    1,977,977
    Sherritt International Corp......................... 1,628,826    6,232,388
   *Shore Gold, Inc.....................................   196,435       30,600
  #*Silver Standard Resources, Inc......................   340,397    2,611,555
   *St Andrew Goldfields, Ltd...........................   774,028      226,082
    Stella-Jones, Inc...................................    32,240    3,116,021
   *Stornoway Diamond Corp..............................   297,297      153,410
  #*Sulliden Gold Corp., Ltd............................   659,525      584,332
  #*Tanzanian Royalty Exploration Corp..................   344,717    1,188,101
   *Taseko Mines, Ltd...................................   972,023    2,006,318
  #*Tembec, Inc.........................................   360,559      835,489
  #*Teranga Gold Corp...................................   166,166       93,833
  #*Thompson Creek Metals Co., Inc......................   902,518    2,706,412
    Timminco Ltd........................................    69,822          159
  #*Timmins Gold Corp...................................   869,574    1,871,053
   *US Silver & Gold, Inc...............................    59,933       39,096
  #*Veris Gold Corp.....................................   158,868      112,914
   *Virginia Mines, Inc.................................    66,073      638,794
   *Wesdome Gold Mines, Ltd.............................   325,464      125,166
    West Fraser Timber Co., Ltd.........................    71,256    6,494,973
   *Western Forest Products, Inc........................   499,480      719,726
    Winpak, Ltd.........................................    77,004    1,431,970
                                                                   ------------
 Total Materials........................................            157,284,356
                                                                   ------------
 Real Estate Investment Trusts -- (0.1%)
    Granite REIT........................................    23,384      782,043
                                                                   ------------
 Telecommunication Services -- (0.2%)
   *Axia NetMedia Corp..................................   182,767      281,152
   #Manitoba Telecom Services, Inc......................    52,185    1,736,113
                                                                   ------------
 Total Telecommunication Services.......................              2,017,265
                                                                   ------------
 Utilities -- (4.4%)
    Algonquin Power & Utilities Corp....................   887,015    6,028,006
  #*Alterra Power Corp.................................. 1,066,070      332,141
   *Boralex, Inc. Class A...............................    97,733    1,018,151
    Capital Power Corp..................................   363,313    7,371,671
    Capstone Infrastructure Corp........................   379,178    1,480,385
    Innergex Renewable Energy, Inc......................   423,974    3,578,867
   #Just Energy Group, Inc..............................   583,478    4,135,644
   *Maxim Power Corp....................................    92,234      267,605
   #Northland Power, Inc................................   250,207    4,112,057

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
Utilities -- (Continued)
  *Ram Power Corp......................................     620,037 $    144,883
  #Superior Plus Corp..................................     631,397    7,450,620
   Valener, Inc........................................     147,236    2,296,486
                                                                    ------------
Total Utilities........................................               38,216,516
                                                                    ------------
TOTAL COMMON STOCKS....................................              683,271,250
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
  *Duluth Metals, Ltd. Warrants 07/31/13...............      24,225       10,614
                                                                    ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)      VALUE+
                                                        ----------- ------------
SECURITIES LENDING COLLATERAL -- (21.5%)
 (S)@ DFA Short Term Investment Fund...................  16,076,059  186,000,000
  @ Repurchase Agreement, Deutsche Bank Securities,
    Inc. 0.10%, 08/01/13 (Collateralized by $1,081,842
    FNMA, rates ranging from 4.500% to 6.000%,
    maturities ranging from 01/01/40 to 05/01/42,
    valued at $694,152) to be repurchased at $680,543.. $       681      680,541
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL....................              186,680,541
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $987,502,983)^^                                             $869,962,405
                                                                    ============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------
                                    LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                  ------------ ------------ ------- ------------
Common Stocks
   Consumer Discretionary........ $ 71,834,852           --   --    $ 71,834,852
   Consumer Staples..............   29,419,783           --   --      29,419,783
   Energy........................  179,767,771 $        614   --     179,768,385
   Financials....................   52,309,346           --   --      52,309,346
   Health Care...................   17,710,525       46,814   --      17,757,339
   Industrials...................   88,201,610           --   --      88,201,610
   Information Technology........   45,679,755           --   --      45,679,755
   Materials.....................  157,284,017          339   --     157,284,356
   Real Estate Investment Trusts.      782,043           --   --         782,043
   Telecommunication Services....    2,017,265           --   --       2,017,265
   Utilities.....................   38,216,516           --   --      38,216,516
Rights/Warrants..................           --       10,614   --          10,614
Securities Lending Collateral....           --  186,680,541   --     186,680,541
                                  ------------ ------------   --    ------------
TOTAL............................ $683,223,483 $186,738,922   --    $869,962,405
                                  ============ ============   ==    ============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
 COMMON STOCKS -- (88.6%)
 ARGENTINA -- (0.0%)
   *Celulosa Argentina..................................         1 $        --
                                                                   -----------
 BRAZIL -- (7.3%)
    AES Tiete SA........................................    53,084     489,806
    All America Latina Logistica SA.....................   492,331   1,903,417
    Arteris SA..........................................   119,300   1,133,725
    Banco Bradesco SA...................................   653,682   8,853,869
    Banco do Brasil SA..................................   748,392   7,436,845
    Banco Santander Brasil SA...........................   223,400   1,332,752
   #Banco Santander Brasil SA ADR.......................   726,366   4,372,766
    BM&FBovespa SA...................................... 2,134,108  11,506,138
    BR Malls Participacoes SA...........................   302,923   2,684,859
  #*Braskem SA Sponsored ADR............................   153,394   2,359,200
    BRF SA..............................................    45,500     969,294
   #BRF SA ADR..........................................   564,360  12,094,235
    CCR SA..............................................   880,368   6,907,571
    Centrais Eletricas Brasileiras SA...................    88,000     176,667
   #Centrais Eletricas Brasileiras SA ADR...............    86,923     327,700
   #Centrais Eletricas Brasileiras SA Sponsored ADR.....   100,200     203,406
    CETIP SA - Mercados Organizados.....................   171,100   1,724,987
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar
     ADR................................................    85,830   3,828,876
   #Cia de Bebidas das Americas ADR.....................   622,039  23,500,633
    Cia de Saneamento Basico do Estado de Sao Paulo.....    91,400     937,498
   #Cia de Saneamento Basico do Estado de Sao Paulo ADR.   178,668   1,840,280
    Cia Energetica de Minas Gerais......................    68,587     625,937
    Cia Hering..........................................   108,600   1,456,664
    Cia Paranaense de Energia...........................    17,100     164,827
    Cia Paranaense de Energia Sponsored ADR.............    57,783     719,976
    Cia Siderurgica Nacional SA.........................   633,652   1,824,838
    Cia Siderurgica Nacional SA Sponsored ADR...........    44,469     128,960
    Cielo SA............................................   357,475   8,812,509
    Cosan SA Industria e Comercio.......................   133,169   2,525,211
    CPFL Energia SA.....................................    83,360     771,354
   #CPFL Energia SA ADR.................................    63,516   1,175,046
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.....................................   356,197   2,543,428
    Duratex SA..........................................   269,630   1,543,546
    EcoRodovias Infraestrutura e Logistica SA...........   150,488   1,058,729
    EDP - Energias do Brasil SA.........................   236,900   1,226,374
    Embraer SA..........................................   164,400   1,398,014
   #Embraer SA ADR......................................   104,635   3,554,451
  #*Fibria Celulose SA Sponsored ADR....................   514,098   5,696,206
    Gerdau SA...........................................   128,907     707,439
    Gerdau SA Sponsored ADR.............................    94,337     598,097
    Grendene SA.........................................    91,864     857,695
    Guararapes Confeccoes SA............................     6,056     226,249
    Hypermarcas SA......................................   939,724   6,800,729
    Itau Unibanco Holding SA............................   233,136   2,939,045
    Itau Unibanco Holding SA ADR........................   169,341   2,159,093
    JBS SA..............................................   729,781   2,037,699
    Kroton Educacional SA...............................   195,784   2,789,129
    Localiza Rent a Car SA..............................   139,560   1,988,165
    Lojas Americanas SA.................................   115,210     704,487

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
BRAZIL -- (Continued)
   Lojas Renner SA.....................................     127,687 $  3,380,584
   M Dias Branco SA....................................      35,100    1,423,170
   MRV Engenharia e Participacoes SA...................      36,340      103,380
   Multiplan Empreendimentos Imobiliarios SA...........      89,300    1,971,266
   Multiplus SA........................................      38,657      523,086
   Natura Cosmeticos SA................................     173,400    3,492,550
   Odontoprev SA.......................................       7,800       31,968
   Oi SA...............................................     179,758      353,788
   Oi SA ADR (670851104)...............................       7,319       14,126
  #Oi SA ADR (670851203)...............................     107,889      199,595
   Petroleo Brasileiro SA..............................     223,900    1,509,449
   Petroleo Brasileiro SA ADR..........................   1,372,750   18,724,310
  #Petroleo Brasileiro SA Sponsored ADR................   1,985,055   28,465,689
   Porto Seguro SA.....................................     140,099    1,578,252
   Raia Drogasil SA....................................     229,600    1,942,394
   Souza Cruz SA.......................................     378,070    4,554,042
   Tim Participacoes SA................................     439,800    1,634,779
   Tim Participacoes SA ADR............................      63,679    1,195,255
   Totvs SA............................................     104,375    1,647,051
   Tractebel Energia SA................................     142,100    2,267,272
   Transmissora Alianca de Energia Eletrica SA.........     293,234    2,934,461
   Ultrapar Participacoes SA...........................      76,200    1,808,679
   Ultrapar Participacoes SA Sponsored ADR.............     254,308    5,981,324
  *Usinas Siderurgicas de Minas Gerais SA..............      39,100      150,309
   Vale SA.............................................      43,200      587,400
  #Vale SA Sponsored ADR (91912E105)...................   1,249,020   17,136,554
   Vale SA Sponsored ADR (91912E204)...................     502,843    6,189,997
   WEG SA..............................................     248,866    3,054,441
                                                                    ------------
TOTAL BRAZIL...........................................              264,473,592
                                                                    ------------
CHILE -- (1.7%)
   AES Gener SA........................................   1,870,553    1,219,491
   Aguas Andinas SA Class A............................   1,831,198    1,282,926
  #Banco de Chile ADR..................................      35,284    3,034,777
   Banco de Credito e Inversiones......................      36,262    1,979,474
  #Banco Santander Chile ADR...........................     157,577    3,554,937
   Banmedica SA........................................      18,056       35,139
   CAP SA..............................................      60,471    1,082,559
   Cencosud SA.........................................   1,115,978    5,071,147
   Cencosud SA ADR.....................................       8,408      115,946
   CFR Pharmaceuticals SA..............................   1,737,925      378,802
   Cia Cervecerias Unidas SA...........................       8,013      108,301
   Cia Cervecerias Unidas SA ADR.......................      43,217    1,175,070
   Cia General de Electricidad SA......................       9,973       60,172
   Colbun SA...........................................   5,646,104    1,455,889
   Corpbanca SA........................................ 112,194,160    1,113,536
  #Corpbanca SA ADR....................................      26,066      388,905
   E.CL SA.............................................     346,010      535,327
  #Embotelladora Andina SA Class A ADR.................      23,068      592,848
   Embotelladora Andina SA Class B ADR.................      19,587      634,423
  #Empresa Nacional de Electricidad SA Sponsored ADR...     100,815    4,004,372
   Empresas CMPC SA....................................   1,094,892    3,196,143
   Empresas COPEC SA...................................     445,094    5,777,517

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 CHILE -- (Continued)
    Enersis SA Sponsored ADR............................    478,616 $ 7,274,963
    ENTEL Chile SA......................................    107,118   1,769,839
    Gasco SA............................................      4,891      55,682
    Inversiones Aguas Metropolitanas SA.................    377,408     713,171
   #Latam Airlines Group SA Sponsored ADR...............    184,752   2,484,914
    Molibdenos y Metales SA.............................     21,739     346,910
    Ripley Corp. SA.....................................    704,487     534,003
    SACI Falabella......................................    610,438   6,236,839
    Sigdo Koppers SA....................................    338,893     586,970
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR.     91,271   2,643,208
    Sonda SA............................................    420,613   1,096,041
                                                                    -----------
 TOTAL CHILE............................................             60,540,241
                                                                    -----------
 CHINA -- (14.2%)
    Agile Property Holdings, Ltd........................  1,754,000   1,841,256
    Agricultural Bank of China, Ltd. Class H............ 18,731,000   7,573,182
    Air China, Ltd. Class H.............................  1,690,000   1,143,099
  #*Aluminum Corp. of China, Ltd. ADR...................    112,680     866,509
  #*Aluminum Corp. of China, Ltd. Class H...............    796,000     244,823
  #*Angang Steel Co., Ltd. Class H......................  1,422,000     779,951
   #Anhui Conch Cement Co., Ltd. Class H................  1,048,500   3,091,657
    Bank of China, Ltd. Class H......................... 65,514,100  27,346,764
    Bank of Communications Co., Ltd. Class H............  6,896,515   4,485,484
    BBMG Corp. Class H..................................    753,500     475,557
    Beijing Capital International Airport Co.,
      Ltd. Class H......................................    198,000     122,703
    Beijing Enterprises Holdings, Ltd...................    668,972   4,453,283
    Belle International Holdings, Ltd...................  3,431,000   4,947,361
   *Brilliance China Automotive Holdings, Ltd...........  2,052,000   2,444,860
  #*Byd Co., Ltd. Class H...............................    415,886   1,623,453
    China BlueChemical, Ltd.............................  1,502,000     692,822
    China CITIC Bank Corp., Ltd. Class H................  7,023,928   3,248,545
   #China Coal Energy Co., Ltd. Class H.................  3,792,777   2,022,573
    China Communications Construction Co., Ltd. Class H.  3,581,000   2,734,630
    China Communications Services Corp., Ltd. Class H...  2,892,000   1,890,198
    China Construction Bank Corp. Class H............... 62,715,590  46,760,757
  #*China COSCO Holdings Co., Ltd. Class H..............  2,263,000     932,732
   *China Eastern Airlines Corp., Ltd. ADR..............      2,800      43,232
  #*China Eastern Airlines Corp., Ltd. Class H..........  1,382,000     423,672
    China Everbright International, Ltd.................    268,000     244,009
    China Gas Holdings, Ltd.............................  2,348,000   2,646,627
    China International Marine Containers Group Co.,
      Ltd. Class H......................................    330,000     535,545
   #China Life Insurance Co., Ltd. ADR..................    330,798  11,918,652
    China Life Insurance Co., Ltd. Class H..............    849,000   2,034,301
    China Longyuan Power Group Corp. Class H............  1,745,000   1,839,787
    China Mengniu Dairy Co., Ltd........................    976,000   3,917,565
    China Merchants Bank Co., Ltd. Class H..............  3,525,534   5,911,305
   #China Merchants Holdings International Co., Ltd.....  1,023,426   3,195,691
   #China Minsheng Banking Corp., Ltd. Class H..........  4,422,500   4,471,441
    China Mobile, Ltd...................................    290,500   3,086,580
    China Mobile, Ltd. Sponsored ADR....................    877,340  46,428,833
   #China Molybdenum Co., Ltd. Class H..................    896,322     340,754
   #China National Building Material Co., Ltd. Class H..  2,181,916   1,966,362
    China Oilfield Services, Ltd. Class H...............  1,184,000   2,680,492

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 CHINA -- (Continued)
   #China Overseas Land & Investment, Ltd...............  3,154,000 $ 9,058,471
    China Pacific Insurance Group Co., Ltd. Class H.....  2,046,600   6,841,396
   #China Petroleum & Chemical Corp. ADR................    138,384  10,280,525
    China Petroleum & Chemical Corp. Class H............  8,186,800   6,080,571
   #China Railway Construction Corp., Ltd. Class H......  2,554,000   2,592,693
    China Railway Group, Ltd. Class H...................  3,077,000   1,649,055
   #China Resources Cement Holdings, Ltd................  1,598,000     860,021
    China Resources Enterprise, Ltd.....................  1,055,000   3,249,977
    China Resources Gas Group, Ltd......................    572,000   1,428,736
    China Resources Land, Ltd...........................  1,574,000   4,318,899
    China Resources Power Holdings Co., Ltd.............  1,180,000   2,748,933
    China Shenhua Energy Co., Ltd. Class H..............  2,894,000   8,353,213
  #*China Shipping Container Lines Co., Ltd. Class H....  4,653,000   1,126,147
    China Southern Airlines Co., Ltd. Class H...........  1,006,000     369,124
    China Southern Airlines Co., Ltd. Sponsored ADR.....     10,900     201,868
    China State Construction International Holdings,
      Ltd...............................................  1,318,000   2,105,246
   *China Taiping Insurance Holdings Co., Ltd...........    536,800     741,319
    China Telecom Corp., Ltd. ADR.......................     50,817   2,520,015
    China Telecom Corp., Ltd. Class H...................  3,562,000   1,769,010
    China Unicom Hong Kong, Ltd. ADR....................    470,600   6,884,878
    Chongqing Rural Commercial Bank Class H.............     26,000      10,680
   #CITIC Pacific, Ltd..................................  1,669,000   1,816,976
   #CITIC Securities Co., Ltd. Class H..................    896,000   1,690,719
    CNOOC, Ltd..........................................  3,105,000   5,603,736
   #CNOOC, Ltd. ADR.....................................    115,255  20,727,459
    COSCO Pacific, Ltd..................................  2,165,997   3,034,404
    Country Garden Holdings Co., Ltd....................  3,840,769   2,170,672
   #CSR Corp., Ltd......................................  1,691,000   1,123,884
    Datang International Power Generation Co., Ltd.
      Class H...........................................  1,616,000     724,372
   #Dongfang Electric Corp., Ltd. Class H...............    290,200     403,618
    Dongfeng Motor Group Co., Ltd. Class H..............  2,302,000   3,079,058
    ENN Energy Holdings, Ltd............................    514,000   2,844,836
  #*Evergrande Real Estate Group, Ltd...................  6,559,000   2,610,068
    Fosun International, Ltd............................  1,717,441   1,301,039
  #*GCL-Poly Energy Holdings, Ltd.......................  5,826,814   1,477,424
   #Geely Automobile Holdings, Ltd......................  3,655,000   1,525,525
   #Golden Eagle Retail Group, Ltd......................    414,000     608,155
    Great Wall Motor Co., Ltd. Class H..................    712,000   3,327,622
   #Greentown China Holdings, Ltd.......................    650,500   1,296,646
    Guangdong Investment, Ltd...........................  1,630,000   1,317,541
   #Guangshen Railway Co., Ltd. Sponsored ADR...........     29,254     645,343
    Guangzhou Automobile Group Co., Ltd. Class H........  1,996,259   1,936,739
  #*Guangzhou Pharmaceutical Co., Ltd. Class H..........    174,000     665,766
    Guangzhou R&F Properties Co., Ltd...................  1,225,600   1,898,236
    Haier Electronics Group Co., Ltd....................    639,000   1,153,147
    Hengan International Group Co., Ltd.................    545,500   6,002,759
   #Huadian Power International Co. Class H.............    856,000     394,663
    Huaneng Power International, Inc. Class H...........    602,000     627,770
    Huaneng Power International, Inc. Sponsored ADR.....     34,452   1,436,648
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185  39,347,602
   #Jiangsu Expressway Co., Ltd. Class H................    820,000     847,739
   #Jiangxi Copper Co., Ltd. Class H....................  1,421,000   2,387,534
    Kunlun Energy Co., Ltd..............................  2,312,000   3,395,706

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
                                                          SHARES     VALUE++
                                                         --------- ------------
 CHINA -- (Continued)
   #Lenovo Group, Ltd................................... 4,593,278 $  4,182,535
    Longfor Properties Co., Ltd......................... 1,094,000    1,674,974
  #*Metallurgical Corp. of China, Ltd. Class H.......... 2,646,000      466,868
    New China Life Insurance Co., Ltd. Class H..........   366,900      990,997
   #New World China Land, Ltd........................... 2,554,000    1,046,010
   #Nine Dragons Paper Holdings, Ltd.................... 1,905,000    1,201,618
   #PetroChina Co., Ltd. ADR............................   145,110   16,916,924
    PetroChina Co., Ltd. Class H........................ 2,814,000    3,283,471
    PICC Property & Casualty Co., Ltd. Class H.......... 2,279,920    2,540,612
   #Ping An Insurance Group Co. of China, Ltd. Class H.. 1,482,000    9,585,985
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H........................................... 1,204,000    1,135,475
    Shanghai Electric Group Co., Ltd. Class H........... 2,502,000      844,288
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class
      H.................................................   162,000      282,969
    Shanghai Industrial Holdings, Ltd...................   701,274    2,176,646
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..   495,400    1,026,626
   #Shenzhou International Group Holdings, Ltd..........   390,000    1,100,970
   #Shimao Property Holdings, Ltd....................... 1,956,371    4,110,931
    Sihuan Pharmaceutical Holdings Group, Ltd...........   235,000      169,517
    Sino Biopharmaceutical.............................. 1,120,000      813,835
   #Sino-Ocean Land Holdings, Ltd....................... 2,300,315    1,178,497
   *Sinopec Shanghai Petrochemical Co., Ltd. Class H.... 1,062,000      326,863
   *Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
     ADR................................................     6,545      202,306
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Class H....   986,000      274,324
    Sinopharm Group Co., Ltd. Class H...................   747,600    2,050,989
   #SOHO China, Ltd..................................... 2,899,263    2,362,392
    Sun Art Retail Group, Ltd........................... 1,746,000    2,416,664
    Tencent Holdings, Ltd...............................   763,600   34,566,652
    Tingyi Cayman Islands Holding Corp.................. 1,440,000    3,557,157
    Tsingtao Brewery Co., Ltd. Class H..................   186,000    1,423,893
   #Uni-President China Holdings, Ltd...................   759,000      688,814
    Want Want China Holdings, Ltd....................... 4,391,000    5,930,327
    Weichai Power Co., Ltd. Class H.....................   428,200    1,422,733
   #Yanzhou Coal Mining Co., Ltd. Class H...............   900,000      618,397
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   108,916      749,342
    Zhaojin Mining Industry Co., Ltd....................   178,500      120,758
    Zhejiang Expressway Co., Ltd. Class H...............   968,000      816,289
    Zhuzhou CSR Times Electric Co., Ltd. Class H........   276,000      728,713
   #Zijin Mining Group Co., Ltd. Class H................ 4,821,000    1,026,824
   #Zoomlion Heavy Industry Science and Technology Co.,
     Ltd................................................ 1,066,200      762,013
  #*ZTE Corp. Class H...................................   499,038      866,958
                                                                   ------------
 TOTAL CHINA............................................            517,663,386
                                                                   ------------
 COLOMBIA -- (0.7%)
    Almacenes Exito SA..................................   185,792    3,053,470
    Banco de Bogota SA..................................    19,819      742,448
    Bancolombia SA......................................    99,771    1,411,196
    Bancolombia SA Sponsored ADR........................    89,105    5,119,082
    Cementos Argos SA...................................   293,612    1,340,411
    Ecopetrol SA........................................   740,296    1,693,724
   #Ecopetrol SA Sponsored ADR..........................   220,479   10,051,638
    Empresa de Energia de Bogota SA.....................   783,975      599,954
    Grupo Aval Acciones y Valores.......................   587,642      432,648
    Grupo de Inversiones Suramericana SA................     1,578       31,131

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
                                                          SHARES     VALUE++
                                                         --------- -----------
 COLOMBIA -- (Continued)
    Grupo Nutresa SA....................................    19,691 $   265,006
    Interconexion Electrica SA ESP......................   221,409     939,506
   *Isagen SA ESP.......................................   696,070     999,240
                                                                   -----------
 TOTAL COLOMBIA.........................................            26,679,454
                                                                   -----------
 CZECH REPUBLIC -- (0.3%)
    CEZ A.S.............................................   198,179   4,704,520
    Komercni Banka A.S..................................    15,015   2,917,975
    Philip Morris CR A.S................................       276     158,109
    Telefonica Czech Republic A.S.......................   142,100   2,124,281
   *Unipetrol A.S.......................................    11,807     104,127
                                                                   -----------
 TOTAL CZECH REPUBLIC...................................            10,009,012
                                                                   -----------
 EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR......   269,639   1,314,777
   *Egyptian Financial Group-Hermes Holding GDR.........       563       1,065
   *Orascom Telecom Holding S.A.E. GDR..................   408,269   1,200,423
                                                                   -----------
 TOTAL EGYPT............................................             2,516,265
                                                                   -----------
 HONG KONG -- (0.0%)
   *FU JI Food and Catering Services Holdings, Ltd......    28,900       8,720
                                                                   -----------
 HUNGARY -- (0.3%)
    EGIS Pharmaceuticals P.L.C..........................     4,332     401,643
    Magyar Telekom Telecommunications P.L.C.............   386,787     529,736
   #MOL Hungarian Oil and Gas P.L.C.....................    41,313   3,103,308
   #OTP Bank P.L.C......................................   246,608   4,963,324
    Richter Gedeon Nyrt.................................   138,510   2,129,311
   *Tisza Chemical Group P.L.C..........................    23,981     243,018
                                                                   -----------
 TOTAL HUNGARY..........................................            11,370,340
                                                                   -----------
 INDIA -- (6.2%)
    ABB, Ltd............................................    46,035     377,677
    ACC, Ltd............................................    49,848     967,622
    Adani Enterprises, Ltd..............................   217,318     630,110
    Adani Ports and Special Economic Zone...............   381,345     783,585
   *Adani Power, Ltd....................................   722,177     415,248
    Aditya Birla Nuvo, Ltd..............................    38,728     744,142
    Allahabad Bank......................................   147,697     175,380
    Ambuja Cements, Ltd.................................   692,303   1,921,559
    Apollo Hospitals Enterprise, Ltd....................    71,267   1,101,063
    Ashok Leyland, Ltd..................................   537,405     118,281
    Asian Paints, Ltd...................................   264,310   2,200,678
    Axis Bank, Ltd......................................   266,709   4,495,417
    Bajaj Auto, Ltd.....................................    88,932   2,826,940
    Bajaj Finserv, Ltd..................................    38,658     374,754
    Bajaj Holdings and Investment, Ltd..................    25,772     347,957
    Bank of Baroda......................................    95,903     888,797
    Bank of India.......................................   151,325     460,811
    Berger Paints India, Ltd............................    41,763     140,873
    Bharat Electronics, Ltd.............................    17,301     314,950
    Bharat Heavy Electricals, Ltd.......................   637,403   1,667,831

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
                                                          SHARES     VALUE++
                                                         --------- -----------
 INDIA -- (Continued)
    Bharat Petroleum Corp., Ltd.........................   148,062 $   789,179
    Bharti Airtel, Ltd..................................   712,612   4,050,361
    Bhushan Steel, Ltd..................................    47,424     360,719
    Bosch, Ltd..........................................    11,944   1,729,890
    Britannia Industries, Ltd...........................     7,024      80,768
    Cadila Healthcare, Ltd..............................    39,235     472,725
    Cairn India, Ltd....................................   401,975   1,953,855
    Canara Bank.........................................   102,716     459,110
    Cipla, Ltd..........................................   360,392   2,372,085
    Colgate-Palmolive India, Ltd........................    39,505     888,806
    Container Corp. Of India............................    36,488     597,196
    Coromandel International, Ltd.......................    20,529      56,815
    Corp. Bank..........................................     1,756       8,299
    Crompton Greaves, Ltd...............................   169,046     234,320
    Cummins India, Ltd..................................    54,426     384,533
    Dabur India, Ltd....................................   495,434   1,308,106
   *Dish TV India, Ltd..................................   173,211     141,386
    Divi's Laboratories, Ltd............................    39,572     608,482
    DLF, Ltd............................................   486,202   1,201,217
    Dr Reddy's Laboratories, Ltd........................    20,838     777,685
    Dr Reddy's Laboratories, Ltd. ADR...................    74,598   2,780,267
    Eicher Motors, Ltd..................................     4,967     285,530
    Emami, Ltd..........................................    47,186     364,052
    Engineers India, Ltd................................    66,837     151,159
   *Essar Oil, Ltd......................................   395,013     334,475
    Exide Industries, Ltd...............................   217,474     441,766
    Federal Bank, Ltd...................................    91,176     522,863
    GAIL India, Ltd.....................................   217,415   1,079,954
    GAIL India, Ltd. GDR................................    28,791     871,528
    Gillette India, Ltd.................................     2,685      94,700
    GlaxoSmithKline Consumer Healthcare, Ltd............     2,715     208,290
    GlaxoSmithKline Pharmaceuticals, Ltd................    24,895     980,051
    Glenmark Pharmaceuticals, Ltd.......................   101,902     973,486
   *GMR Infrastructure, Ltd.............................   545,935     115,418
    Godrej Consumer Products, Ltd.......................    89,727   1,178,641
    Godrej Industries, Ltd..............................    89,305     385,220
    Grasim Industries, Ltd..............................     6,300     274,671
    Havells India, Ltd..................................    28,408     283,631
    HCL Technologies, Ltd...............................   189,303   2,924,304
    HDFC Bank, Ltd...................................... 1,500,103  14,979,007
    Hero Motocorp, Ltd..................................    36,095   1,078,047
    Hindalco Industries, Ltd............................ 1,207,587   1,787,994
    Hindustan Petroleum Corp., Ltd......................    73,212     253,479
    ICICI Bank, Ltd. Sponsored ADR......................   208,679   6,840,498
    IDBI Bank, Ltd......................................   346,191     367,747
   *Idea Cellular, Ltd..................................   805,036   2,256,876
    IDFC, Ltd...........................................   601,656   1,075,089
    Indian Bank.........................................   126,858     168,834
    Indian Oil Corp., Ltd...............................   327,576   1,104,070
    IndusInd Bank, Ltd..................................   174,794   1,097,272
    Infosys, Ltd........................................   234,483  11,526,754
    Infosys, Ltd. Sponsored ADR.........................   205,664  10,217,388
    ING Vysya Bank, Ltd.................................    25,010     212,331

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
                                                          SHARES     VALUE++
                                                         --------- -----------
 INDIA -- (Continued)
    Ipca Laboratories, Ltd..............................    18,943 $   206,732
    ITC, Ltd............................................ 2,095,375  11,790,984
    Jaiprakash Associates, Ltd.......................... 1,336,264     795,711
   *Jaiprakash Power Ventures, Ltd......................   454,730      74,327
    Jindal Steel & Power, Ltd...........................   381,409   1,246,333
    JSW Energy, Ltd.....................................   592,161     406,409
    JSW Steel, Ltd......................................   124,632   1,175,119
   *Jubilant Foodworks, Ltd.............................    18,139     335,449
    Kotak Mahindra Bank, Ltd............................   284,056   3,046,767
    Larsen & Toubro, Ltd................................   312,837   4,354,915
    Larsen & Toubro, Ltd. GDR...........................     7,666     106,431
    LIC Housing Finance, Ltd............................    53,635     144,965
    Lupin, Ltd..........................................   134,973   1,945,481
    Mahindra & Mahindra, Ltd............................   319,431   4,806,562
    Mangalore Refinery & Petrochemicals, Ltd............   399,619     213,558
    Marico, Ltd.........................................   116,346     399,528
    Maruti Suzuki India, Ltd............................    33,769     735,956
    Motherson Sumi Systems, Ltd.........................   134,808     447,327
    Mphasis, Ltd........................................    62,157     410,831
    National Aluminium Co., Ltd.........................   109,139      48,900
    Nestle India, Ltd...................................    14,924   1,304,692
    NHPC, Ltd........................................... 2,574,565     705,422
    NTPC, Ltd...........................................   874,097   1,869,684
    Oberoi Realty, Ltd..................................    13,876      45,738
    Oil & Natural Gas Corp., Ltd........................   699,873   3,358,543
    Oil India, Ltd......................................   100,495     860,506
   *Oracle Financial Services Software, Ltd.............    19,531     948,574
    Oriental Bank of Commerce...........................    46,409     119,308
    Petronet LNG, Ltd...................................   201,679     386,406
    Pidilite Industries, Ltd............................   135,873     602,467
    Piramal Enterprises, Ltd............................    60,551     547,623
    Power Grid Corp. of India, Ltd......................   843,972   1,378,953
    Procter & Gamble Hygiene & Health Care, Ltd.........     7,944     367,368
   *Ranbaxy Laboratories, Ltd...........................   137,683     649,563
    Reliance Capital, Ltd...............................    97,310     547,126
    Reliance Communications, Ltd........................   594,072   1,378,529
    Reliance Industries, Ltd............................ 1,432,266  20,603,038
    Reliance Infrastructure, Ltd........................   111,967     626,813
   *Reliance Power, Ltd.................................   708,547     851,276
    Rural Electrification Corp., Ltd....................    47,495     124,077
    Sesa Goa, Ltd.......................................   563,951   1,195,809
    Shree Cement, Ltd...................................     8,675     628,644
    Shriram Transport Finance Co., Ltd..................    76,457     800,486
    Siemens, Ltd........................................    57,650     489,701
    SJVN, Ltd...........................................   381,249     120,344
    State Bank of India.................................   146,295   4,105,551
    Steel Authority of India, Ltd.......................   367,589     252,510
    Sterlite Industries India, Ltd...................... 1,725,980   2,151,282
    Sun Pharmaceutical Industries, Ltd..................   293,231   2,726,149
    Sun Pharmaceutical Industries, Ltd. (6582483).......   293,231   2,709,422
    Sun TV Network, Ltd.................................    78,375     524,064
    Tata Chemicals, Ltd.................................    85,384     362,583
    Tata Communications, Ltd............................    36,123      87,813

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
                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
   Tata Consultancy Services, Ltd......................    412,954 $ 12,320,167
   Tata Global Beverages, Ltd..........................    370,091      973,656
   Tata Motors, Ltd....................................    679,237    3,244,374
  #Tata Motors, Ltd. Sponsored ADR.....................     81,024    1,947,817
   Tata Power Co., Ltd.................................    763,990    1,095,094
   Tata Steel, Ltd.....................................    301,827    1,077,194
   Tech Mahindra, Ltd..................................     47,258      968,722
   Titan Industries, Ltd...............................    196,963      857,063
   Torrent Power, Ltd..................................     79,357       97,112
   Ultratech Cement, Ltd...............................     40,093    1,204,656
   Union Bank of India.................................    151,552      330,775
  *Unitech, Ltd........................................  1,237,337      338,419
   United Breweries, Ltd...............................     60,652      685,412
   United Phosphorus, Ltd..............................      7,908       16,561
   United Spirits, Ltd.................................     81,995    3,211,841
   Wipro, Ltd..........................................    491,956    3,491,644
  *Wockhardt, Ltd......................................     19,651      151,250
   Yes Bank, Ltd.......................................    161,542      854,297
   Zee Entertainment Enterprises, Ltd..................    389,718    1,593,529
                                                                   ------------
TOTAL INDIA............................................             227,226,536
                                                                   ------------
INDONESIA -- (2.8%)
   Adaro Energy Tbk PT................................. 12,163,000      826,911
   AKR Corporindo Tbk PT...............................  1,320,500      554,489
   Alam Sutera Realty Tbk PT........................... 12,012,500      816,939
   Astra Agro Lestari Tbk PT...........................    415,000      627,046
   Astra International Tbk PT.......................... 17,653,110   11,170,730
   Bank Central Asia Tbk PT............................ 10,755,500   10,871,116
   Bank Danamon Indonesia Tbk PT.......................  3,627,079    1,834,429
   Bank Mandiri Persero Tbk PT.........................  9,040,117    7,824,315
   Bank Negara Indonesia Persero Tbk PT................  7,388,222    3,068,381
  *Bank Pan Indonesia Tbk PT...........................  7,175,000      439,618
   Bank Rakyat Indonesia Persero Tbk PT................ 10,236,500    8,203,464
  *Bank Tabungan Pensiunan Nasional Tbk PT.............    768,500      325,461
   Bayan Resources Tbk PT..............................     79,500       57,218
   Bhakti Investama Tbk PT............................. 13,972,500      596,550
   Bumi Serpong Damai PT...............................  7,524,500    1,153,821
   Charoen Pokphand Indonesia Tbk PT...................  6,496,500    2,715,832
   Ciputra Development Tbk PT..........................  3,159,500      353,635
   Global Mediacom Tbk PT..............................  7,873,000    1,758,955
   Gudang Garam Tbk PT.................................    443,500    1,824,839
   Holcim Indonesia Tbk PT.............................  1,692,500      431,993
   Indo Tambangraya Megah Tbk PT.......................    355,000      835,028
   Indocement Tunggal Prakarsa Tbk PT..................  1,284,500    2,604,593
   Indofood CBP Sukses Makmur Tbk PT...................    998,500    1,086,402
   Indofood Sukses Makmur Tbk PT.......................  4,404,000    2,779,654
   Indosat Tbk PT......................................    885,000      430,356
   Indosat Tbk PT ADR..................................      1,674       39,172
  *Inovisi Infracom Tbk PT.............................    456,945       64,821
   Japfa Comfeed Indonesia Tbk PT......................    437,500       51,880
   Jasa Marga Persero Tbk PT...........................  1,526,500      794,111
   Kalbe Farma Tbk PT.................................. 18,613,000    2,585,721
   Lippo Karawaci Tbk PT............................... 31,811,500    3,957,008

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
                                                          SHARES     VALUE++
                                                         --------- ------------
 INDONESIA -- (Continued)
    Mayora Indah Tbk PT.................................   746,000 $  2,320,077
    Media Nusantara Citra Tbk PT........................ 4,428,000    1,334,277
   *Panasia Indo Resources Tbk PT.......................    75,100        4,713
    Perusahaan Gas Negara Persero Tbk PT................ 8,045,500    4,620,363
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT................................................     8,500          925
    Semen Indonesia Persero Tbk PT...................... 2,585,500    3,824,158
    Sinar Mas Agro Resources and Technology Tbk PT...... 1,116,500      912,403
    Sumber Alfaria Trijaya Tbk PT.......................    40,000        2,491
    Surya Citra Media Tbk PT............................ 1,976,000      514,162
    Tambang Batubara Bukit Asam Persero Tbk PT..........   848,500      821,212
    Telekomunikasi Indonesia Persero Tbk PT............. 7,835,140    9,064,374
   *Tower Bersama Infrastructure Tbk PT................. 1,177,000      652,411
    Unilever Indonesia Tbk PT........................... 1,381,500    4,265,882
    United Tractors Tbk PT.............................. 1,461,196    2,388,403
    Vale Indonesia Tbk PT............................... 2,957,000      507,979
    XL Axiata Tbk PT.................................... 2,147,500      939,858
                                                                   ------------
 TOTAL INDONESIA........................................            102,858,176
                                                                   ------------
 MALAYSIA -- (4.1%)
    Aeon Co. M Bhd......................................    22,700      108,477
    Affin Holdings Bhd..................................   468,600      610,429
    AirAsia BHD......................................... 1,708,500    1,661,769
    Alliance Financial Group Bhd........................ 1,256,600    2,074,890
    AMMB Holdings Bhd................................... 2,019,659    4,875,804
    Axiata Group Bhd.................................... 2,601,075    5,441,417
    Batu Kawan BHD......................................    86,200      486,071
    Berjaya Land Bhd....................................    95,000       26,631
    Berjaya Sports Toto Bhd.............................   725,025      934,147
    Boustead Holdings Bhd...............................   434,386      703,007
    British American Tobacco Malaysia Bhd...............   116,300    2,195,634
   *Bumi Armada Bhd..................................... 1,127,700    1,372,860
    CIMB Group Holdings Bhd............................. 4,965,654   12,036,173
    Dialog Group BHD.................................... 1,663,300    1,429,418
    DiGi.Com Bhd........................................ 3,421,520    4,902,062
    DRB-Hicom Bhd....................................... 1,203,600      941,873
    Fraser & Neave Holdings Bhd.........................    90,500      510,640
    Gamuda Bhd.......................................... 1,826,000    2,677,343
    Genting Bhd......................................... 1,894,300    5,734,656
    Genting Malaysia Bhd................................ 3,020,000    3,871,246
    Genting Plantations Bhd.............................   266,600      809,948
    Guinness Anchor Bhd.................................   128,700      714,041
    Hartalega Holdings Bhd..............................    61,600      123,439
    Hong Leong Bank Bhd.................................   606,560    2,575,679
    Hong Leong Financial Group Bhd......................   231,829      998,505
    IJM Corp. Bhd....................................... 1,540,181    2,746,633
    IOI Corp. Bhd....................................... 2,896,205    4,882,125
    KPJ Healthcare Bhd..................................    66,100      134,290
    Kuala Lumpur Kepong Bhd.............................   449,500    2,937,156
    Kulim Malaysia BHD..................................   470,200      516,137
    Lafarge Malayan Cement Bhd..........................   333,580    1,062,415
    Malayan Banking Bhd................................. 4,699,995   14,857,339
    Malaysia Airports Holdings Bhd......................   702,351    1,459,434
    Malaysia Marine and Heavy Engineering Holdings Bhd..   414,500      540,069

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
                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
  *Malaysian Airline System Bhd........................  1,586,300 $    148,902
   Maxis Bhd...........................................  2,292,800    5,027,700
  *MISC Bhd............................................  1,391,098    2,329,310
   MMC Corp. Bhd.......................................  1,092,100      904,483
   Multi-Purpose Holdings BHD..........................     39,300       46,765
   Nestle Malaysia Bhd.................................    189,300    3,947,730
   Parkson Holdings Bhd................................    585,720      650,544
   Petronas Chemicals Group Bhd........................  2,810,400    5,734,107
   Petronas Dagangan BHD...............................    251,700    2,078,764
   Petronas Gas Bhd....................................    488,800    3,140,309
   PPB Group Bhd.......................................    531,900    2,442,117
   Public Bank Bhd (B012W42)...........................     67,739      360,186
   Public Bank Bhd (B012W53)...........................  1,026,901    5,459,754
   RHB Capital Bhd.....................................    765,683    1,945,688
  *Sapurakencana Petroleum Bhd.........................  3,683,700    4,378,977
   Shell Refining Co. Federation of Malaya Bhd.........    116,500      298,206
   Sime Darby Bhd......................................  2,793,120    8,163,111
   SP Setia Bhd........................................    623,400      641,824
   Telekom Malaysia Bhd................................    871,700    1,416,325
   Tenaga Nasional Bhd.................................  2,326,350    6,377,392
   UEM Land Holdings Bhd...............................  1,520,137    1,254,724
   UMW Holdings Bhd....................................    485,466    2,075,742
   United Plantations BHD..............................     47,100      378,417
   YTL Corp. Bhd.......................................  5,691,586    2,927,960
   YTL Power International Bhd.........................  1,877,240      937,314
                                                                   ------------
TOTAL MALAYSIA.........................................             150,018,108
                                                                   ------------
MEXICO -- (5.5%)
   Alfa S.A.B. de C.V. Class A.........................  3,254,340    8,293,341
  #America Movil S.A.B. de C.V. Series L............... 37,013,906   38,860,581
   America Movil S.A.B. de C.V. Series L ADR...........     22,528      472,637
   Arca Continental S.A.B. de C.V......................    349,300    2,615,494
  *Cemex S.A.B. de C.V.................................    969,888    1,117,751
 #*Cemex S.A.B. de C.V. Sponsored ADR..................  1,225,115   14,101,071
   Coca-Cola Femsa S.A.B. de C.V. Series L.............    298,900    4,212,249
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........     13,716    1,936,699
   Controladora Comercial Mexicana S.A.B. de C.V.......    501,829    2,129,466
  *Corp. Interamericana de Entretenimiento S.A.B. de
    C.V. Class B.......................................      8,726        5,930
  #El Puerto de Liverpool S.A.B. de C.V................    176,381    2,040,856
   Fomento Economico Mexicano S.A.B. de C.V............  1,793,669   17,861,209
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR...............................................     25,323    2,519,385
 #*Genomma Lab Internacional S.A.B. de C.V. Class B....    119,709      280,604
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.      4,358      227,618
   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Class B...........................................    192,400    1,004,422
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..     34,897    4,133,899
  #Grupo Bimbo S.A.B. de C.V. Series A.................  1,550,116    5,216,104
  #Grupo Carso S.A.B. de C.V. Series A1................    704,241    3,511,625
  #Grupo Comercial Chedraui S.A. de C.V................    380,590    1,234,193
  #Grupo Financiero Banorte S.A.B. de C.V..............  2,251,134   14,200,064
   Grupo Financiero Inbursa S.A.B. de C.V..............  1,938,433    4,533,166
   Grupo Industrial Maseca S.A.B. de C.V. Class B......     92,387      151,896
   Grupo Mexico S.A.B. de C.V. Series B................  3,779,416   11,602,114
  *Grupo Qumma S.A. de C.V. Series B...................      1,591           --

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
                                                           SHARES     VALUE++
                                                         ---------- ------------
MEXICO -- (Continued)
  #Grupo Televisa S.A.B. Series CPO.....................  2,556,698 $ 13,811,604
  #Grupo Televisa S.A.B. Sponsored ADR..................    169,167    4,584,426
 #*Impulsora del Desarrollo y El Empleo en America
  Latina S.A.B. de C.V..................................  2,373,426    5,318,154
 #*Industrias CH S.A.B. de C.V. Series B................    190,049    1,218,313
  #Industrias Penoles S.A.B. de C.V.....................    103,055    3,234,278
   Kimberly-Clark de Mexico S.A.B. de C.V. Class A......  1,823,400    6,010,071
   Mexichem S.A.B. de C.V...............................    982,787    4,570,476
 #*Minera Frisco S.A.B. de C.V..........................    783,633    1,718,468
 #*OHL Mexico S.A.B. de C.V.............................    761,383    2,008,259
   Organizacion Soriana S.A.B. de C.V. Class B..........  1,112,475    3,719,065
  *Promotora y Operadora de Infraestructura S.A.B. de
    C.V.................................................     19,423      203,844
  *Savia SA Class A.....................................    120,000           --
  #Wal-Mart de Mexico S.A.B. de C.V. Series V...........  4,968,932   13,596,459
                                                                    ------------
TOTAL MEXICO............................................             202,255,791
                                                                    ------------
PERU -- (0.3%)
   Cementos Pacasmayo SAA ADR...........................      3,559       45,164
   Cia de Minas Buenaventura SA ADR.....................    103,995    1,487,128
   Credicorp, Ltd.......................................     62,859    7,467,021
                                                                    ------------
TOTAL PERU..............................................               8,999,313
                                                                    ------------
PHILIPPINES -- (1.3%)
   Aboitiz Equity Ventures, Inc.........................  1,585,460    1,836,257
   Aboitiz Power Corp...................................  1,495,200    1,203,280
   Alliance Global Group, Inc...........................  6,710,300    4,059,512
   Ayala Corp...........................................    174,775    2,429,777
   Ayala Land, Inc......................................  5,823,018    4,028,995
   Bank of the Philippine Islands.......................    844,014    1,828,590
   BDO Unibank, Inc.....................................  1,533,841    2,860,163
   China Banking Corp...................................      1,380        1,964
   DMCI Holdings, Inc...................................    889,210    1,089,155
   Energy Development Corp..............................  8,056,200    1,120,214
   First Gen Corp.......................................    284,600      120,582
   Fwbc Holdings, Inc...................................  2,006,957           --
   Globe Telecom, Inc...................................     34,395    1,292,647
   International Container Terminal Services, Inc.......    861,280    1,817,584
   JG Summit Holdings, Inc..............................    168,900      163,344
   Jollibee Foods Corp..................................    397,600    1,418,984
   Manila Electric Co...................................    126,130      832,175
   Megaworld Corp....................................... 18,982,000    1,414,306
   Metro Pacific Investments Corp.......................  8,989,700    1,117,361
   Metropolitan Bank & Trust............................    881,923    2,156,176
   Philippine Long Distance Telephone Co................     35,545    2,482,730
   Philippine Long Distance Telephone Co. Sponsored ADR.      3,998      281,779
  *Philippine National Bank.............................    349,520      653,783
   Robinsons Land Corp..................................  2,126,700    1,114,624
   San Miguel Corp......................................    427,890      847,254
   Security Bank Corp...................................    181,170      600,683
   Semirara Mining Corp.................................    112,800      646,324
   SM Investments Corp..................................    290,732    6,358,866
   SM Prime Holdings, Inc...............................  5,616,110    2,269,252

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
                                                            SHARES     VALUE++
                                                           --------- -----------
PHILIPPINES -- (Continued)
   Universal Robina Corp..................................   879,930 $ 2,518,249
                                                                     -----------
TOTAL PHILIPPINES.........................................            48,564,610
                                                                     -----------
POLAND -- (1.6%)
   Bank Handlowy w Warszawie SA...........................    34,275   1,032,281
  *Bank Millennium SA.....................................   701,813   1,361,981
  #Bank Pekao SA..........................................   136,497   7,006,470
  #BRE Bank SA............................................    15,960   2,143,308
  *Cyfrowy Polsat SA......................................    79,369     527,153
   Enea SA................................................    73,778     311,955
  #Eurocash SA............................................    66,621   1,238,442
  *Getin Noble Bank SA.................................... 1,002,923     642,468
   Grupa Azoty SA.........................................    23,851     485,989
  *Grupa Lotos SA.........................................    38,603     398,134
   Grupa Zywiec SA........................................    12,215   1,617,566
  *ING Bank Slaski SA.....................................    33,678   1,046,173
  #Jastrzebska Spolka Weglowa SA..........................    38,639     807,504
  *Kernel Holding SA......................................    42,365     661,245
   KGHM Polska Miedz SA...................................   127,397   4,414,520
   LPP SA.................................................       475   1,038,850
  *Lubelski Wegiel Bogdanka SA............................    21,492     707,755
   PGE SA.................................................   881,972   4,170,548
   Polski Koncern Naftowy Orlen SA........................   378,082   5,132,501
  #Polskie Gornictwo Naftowe i Gazownictwo SA............. 1,375,419   2,666,055
   Powszechna Kasa Oszczednosci Bank Polski SA............   878,015  10,219,673
   Powszechny Zaklad Ubezpieczen SA.......................    54,706   7,765,938
   Synthos SA.............................................   506,543     696,316
   Tauron Polska Energia SA...............................   776,176   1,066,820
   Telekomunikacja Polska SA..............................   591,537   1,400,425
                                                                     -----------
TOTAL POLAND..............................................            58,560,070
                                                                     -----------
RUSSIA -- (4.5%)
   Eurasia Drilling Co., Ltd. GDR.........................   125,528   4,943,114
  *Federal Hydrogenerating Co. JSC ADR.................... 1,357,590   2,301,115
  *Gazprom OAO Sponsored ADR.............................. 5,975,354  46,175,110
   Globaltrans Investment P.L.C. GDR......................    83,363   1,164,913
   Lukoil OAO Sponsored ADR...............................   511,124  30,076,221
   Magnitogorsk Iron & Steel Works GDR....................   146,282     450,064
   Mail.ru Group, Ltd. GDR................................    46,941   1,500,090
  #*Mechel Sponsored ADR..................................   170,001     482,803
   MMC Norilsk Nickel OJSC ADR............................   532,268   7,117,621
   Novolipetsk Steel OJSC GDR.............................    84,763   1,228,906
   Novorossiysk Commercial Sea Port PJSC GDR..............    33,123     222,511
   O'Key Group SA GDR.....................................    35,623     460,382
   Phosagro OAO GDR.......................................    28,781     270,678
  *PIK Group GDR..........................................     2,241       4,861
   Rosneft OAO GDR........................................ 1,187,407   8,389,305
   Rostelecom OJSC Sponsored ADR..........................    81,780   1,661,276
   Sberbank of Russia Sponsored ADR....................... 2,696,685  30,957,119
   Severstal OAO GDR......................................   206,881   1,555,038
  *Tatneft OAO Sponsored ADR..............................   228,215   8,387,844
   TMK OAO GDR............................................    52,030     702,196

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
                                                          SHARES     VALUE++
                                                         --------- ------------
 RUSSIA -- (Continued)
    Uralkali OJSC GDR...................................   243,063 $  5,265,073
    VimpelCom, Ltd. Sponsored ADR.......................   610,357    6,109,673
   *VTB Bank OJSC GDR................................... 1,624,409    4,562,700
   *X5 Retail Group NV GDR..............................    88,353    1,470,968
                                                                   ------------
 TOTAL RUSSIA...........................................            165,459,581
                                                                   ------------
 SOUTH AFRICA -- (6.8%)
   #ABSA Group, Ltd.....................................   365,243    5,276,586
   #African Bank Investments, Ltd.......................   709,671    1,045,921
    African Rainbow Minerals, Ltd.......................   118,603    1,949,144
   *Anglo American Platinum, Ltd........................    63,581    2,249,409
   #AngloGold Ashanti, Ltd. Sponsored ADR...............   331,815    4,370,004
   *ArcelorMittal South Africa, Ltd.....................   203,913      687,819
    Aspen Pharmacare Holdings, Ltd......................   292,908    6,492,337
    Assore, Ltd.........................................    27,520      927,980
    AVI, Ltd............................................   294,307    1,715,198
    Barloworld, Ltd.....................................   259,964    2,155,155
    Bidvest Group, Ltd..................................   317,333    7,838,983
   #Capitec Bank Holdings, Ltd..........................    43,201      789,485
    Coronation Fund Managers, Ltd.......................   230,512    1,532,990
    Discovery, Ltd......................................   357,805    3,229,557
    Distell Group, Ltd..................................    15,700      196,791
   #Exxaro Resources, Ltd...............................   135,964    2,095,732
    FirstRand, Ltd...................................... 3,230,216    9,689,938
    Foschini Group, Ltd. (The)..........................   174,302    1,773,996
   #Gold Fields, Ltd. Sponsored ADR.....................   710,430    4,283,893
    Growthpoint Properties, Ltd.........................   764,019    1,924,984
   #Harmony Gold Mining Co., Ltd........................   132,269      499,303
    Harmony Gold Mining Co., Ltd. Sponsored ADR.........   331,569    1,276,541
    Impala Platinum Holdings, Ltd.......................   509,209    5,001,555
    Imperial Holdings, Ltd..............................   199,781    4,164,078
    Investec, Ltd.......................................   266,068    1,782,910
   #Kumba Iron Ore, Ltd.................................    71,573    3,169,418
   #Liberty Holdings, Ltd...............................   155,216    1,923,732
    Life Healthcare Group Holdings, Ltd.................   877,243    3,196,594
    Massmart Holdings, Ltd..............................   101,022    1,710,581
    Mediclinic International, Ltd.......................   272,408    1,899,650
    MMI Holdings, Ltd................................... 1,314,817    2,859,834
    Mondi, Ltd..........................................   120,141    1,776,019
    Mr Price Group, Ltd.................................   222,670    2,902,643
   #MTN Group, Ltd...................................... 1,766,582   33,073,277
    Nampak, Ltd.........................................   664,219    2,148,798
    Naspers, Ltd. Class N...............................   390,117   32,626,270
    Nedbank Group, Ltd..................................   229,820    4,138,441
    Netcare, Ltd........................................   849,610    2,018,559
   #Pick n Pay Stores, Ltd..............................   244,318      934,648
    PPC, Ltd............................................    60,146      175,852
    PSG Group, Ltd......................................    61,341      398,012
    Sanlam, Ltd......................................... 1,921,664    9,234,981
    Santam, Ltd.........................................    36,566      686,436
   *Sappi, Ltd. Sponsored ADR...........................       800        2,160
    Sasol, Ltd..........................................     6,836      314,077
   #Sasol, Ltd. Sponsored ADR...........................   563,572   25,986,305

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
                                                          SHARES     VALUE++
                                                         --------- ------------
 SOUTH AFRICA -- (Continued)
    Shoprite Holdings, Ltd..............................   409,451 $  6,923,706
   *Sibanye Gold, Ltd. Sponsored ADR....................   174,646      543,149
    Spar Group, Ltd. (The)..............................   152,750    1,774,342
    Standard Bank Group, Ltd............................ 1,209,908   13,529,006
   *Steinhoff International Holdings, Ltd............... 1,482,591    3,925,482
    Tiger Brands, Ltd...................................   154,890    4,816,879
    Truworths International, Ltd........................   320,639    2,714,300
    Tsogo Sun Holdings, Ltd.............................   288,868      764,784
    Vodacom Group, Ltd..................................   355,849    4,200,629
    Woolworths Holdings, Ltd............................   626,112    4,271,165
                                                                   ------------
 TOTAL SOUTH AFRICA.....................................            247,590,018
                                                                   ------------
 SOUTH KOREA -- (14.2%).................................
   #Amorepacific Corp...................................     2,987    2,519,434
   #AMOREPACIFIC Group..................................     3,010    1,040,133
    BS Financial Group, Inc.............................   221,660    3,164,028
   #Celltrion, Inc......................................    55,053    3,198,373
    Cheil Industries, Inc...............................    51,812    4,097,145
   *Cheil Worldwide, Inc................................    87,060    1,995,165
   #CJ CheilJedang Corp.................................     8,825    2,225,677
    CJ Corp.............................................    16,574    1,688,338
   *CJ Korea Express Co., Ltd...........................     5,587      488,936
    Coway Co., Ltd......................................    50,818    2,709,419
    Daelim Industrial Co., Ltd..........................    36,223    2,863,076
  #*Daewoo Engineering & Construction Co., Ltd..........   133,508      916,240
   #Daewoo International Corp...........................    45,753    1,564,086
    Daewoo Securities Co., Ltd..........................   220,281    1,950,664
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd...   109,830    2,894,321
    Dongbu Insurance Co., Ltd...........................    45,450    1,924,412
    Doosan Corp.........................................     9,398    1,191,028
    Doosan Heavy Industries & Construction Co., Ltd.....    52,779    2,165,062
  #*Doosan Infracore Co., Ltd...........................   100,420    1,102,323
    E-Mart Co., Ltd.....................................    25,293    4,760,025
   #GS Engineering & Construction Corp..................    38,637    1,047,389
    GS Holdings.........................................    66,625    3,271,803
    Hana Financial Group, Inc...........................   316,379   10,132,432
    Hankook Tire Co., Ltd...............................    66,995    3,583,681
   #Hanwha Chemical Corp................................    98,760    1,651,131
    Hanwha Corp.........................................    47,620    1,301,991
    Hanwha Life Insurance Co., Ltd......................   204,320    1,224,446
   #Hite Jinro Co., Ltd.................................    22,640      553,841
   #Hotel Shilla Co., Ltd...............................    31,278    1,851,503
    Hyundai Department Store Co., Ltd...................    17,135    2,461,556
    Hyundai Engineering & Construction Co., Ltd.........    77,500    4,079,296
   #Hyundai Glovis Co., Ltd.............................    11,990    2,065,655
   #Hyundai Heavy Industries Co., Ltd...................    48,091    8,977,005
   #Hyundai Hysco Co., Ltd..............................    35,114    1,231,790
    Hyundai Marine & Fire Insurance Co., Ltd............    68,600    1,882,076
  #*Hyundai Merchant Marine Co., Ltd....................    47,685      680,459
    Hyundai Mobis.......................................    70,280   17,132,374
    Hyundai Motor Co....................................   158,812   32,838,106
   #Hyundai Steel Co....................................    70,734    4,306,816
    Hyundai Wia Corp....................................    14,396    2,101,019

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
                                                          SHARES    VALUE++
                                                          ------- -----------
  SOUTH KOREA -- (Continued)
     Industrial Bank of Korea............................ 195,210 $ 1,979,380
     Kangwon Land, Inc................................... 114,660   2,918,514
     KB Financial Group, Inc............................. 353,265  11,174,184
     KB Financial Group, Inc. ADR........................  97,918   3,096,167
     KCC Corp............................................   6,039   1,874,323
    #KEPCO Engineering & Construction Co., Inc...........   8,507     547,960
    #KEPCO Plant Service & Engineering Co., Ltd..........  12,199     593,989
     Kia Motors Corp..................................... 270,669  15,325,573
     Korea Aerospace Industries, Ltd.....................  35,900     921,790
    *Korea Electric Power Corp........................... 197,690   5,046,681
     Korea Gas Corp......................................  19,604   1,088,898
     Korea Investment Holdings Co., Ltd..................  32,780   1,185,144
    #Korea Zinc Co., Ltd.................................   9,452   2,417,467
    *Korean Air Lines Co., Ltd...........................  39,585     993,655
     KT Corp.............................................  23,160     749,405
    #KT&G Corp........................................... 100,502   6,772,494
     Kumho Petro chemical Co., Ltd.......................  15,006   1,198,443
     LG Chem, Ltd........................................  47,843  11,999,778
     LG Corp............................................. 108,548   6,308,520
    *LG Display Co., Ltd.................................  14,300     354,769
   #*LG Display Co., Ltd. ADR............................ 486,337   6,025,715
    #LG Electronics, Inc................................. 113,853   7,385,365
    #LG Household & Health Care, Ltd.....................   8,626   4,542,034
    *LG Uplus Corp....................................... 259,030   3,159,012
    #Lotte Chemical Corp.................................  21,503   3,250,006
     Lotte Confectionery Co., Ltd........................     263     371,105
     Lotte Shopping Co., Ltd.............................  12,940   4,044,562
     LS Corp.............................................  17,345   1,111,585
     Macquarie Korea Infrastructure Fund................. 200,980   1,218,608
    #Mando Corp..........................................  10,816   1,135,675
    #NCSoft Corp.........................................  14,464   2,191,847
     NHN Corp............................................  39,776  10,391,665
    #OCI Co., Ltd........................................  17,637   2,610,584
     Orion Corp/Republic of South Korea..................   3,321   3,015,298
     POSCO...............................................  50,240  14,429,706
     POSCO ADR...........................................  67,985   4,873,165
     S-1 Corp............................................  16,316   1,009,368
     S-Oil Corp..........................................  47,441   3,187,207
     Samsung C&T Corp.................................... 143,779   7,110,197
     Samsung Card Co., Ltd...............................  23,720     796,850
    #Samsung Electro-Mechanics Co., Ltd..................  57,281   4,119,726
     Samsung Electronics Co., Ltd........................  81,840  93,258,027
     Samsung Electronics Co., Ltd. GDR...................  49,372  28,221,383
    #Samsung Engineering Co., Ltd........................  27,417   1,917,318
     Samsung Fire & Marine Insurance Co., Ltd............  37,748   8,057,060
     Samsung Heavy Industries Co., Ltd................... 170,610   6,059,892
     Samsung Life Insurance Co., Ltd.....................  61,987   5,928,351
     Samsung SDI Co., Ltd................................  39,230   5,683,980
     Samsung Securities Co., Ltd.........................  68,528   2,805,892
     Samsung Techwin Co., Ltd............................  34,401   2,154,644
     Shinhan Financial Group Co., Ltd.................... 374,876  13,665,034
     Shinhan Financial Group Co., Ltd. ADR...............  86,082   3,139,411
     Shinsegae Co., Ltd..................................   6,575   1,279,402

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
  #SK C&C Co., Ltd.....................................     21,215 $  1,915,880
   SK Holdings Co., Ltd................................     29,943    4,703,843
 #*SK Hynix, Inc.......................................    512,610   12,400,411
   SK Innovation Co., Ltd..............................     69,006    9,330,283
   SK Networks Co., Ltd................................    119,800      692,415
   SK Telecom Co., Ltd.................................      8,002    1,567,839
   Woori Finance Holdings Co., Ltd.....................    419,590    4,198,711
   Woori Finance Holdings Co., Ltd. ADR................      1,223       36,702
   Woori Investment & Securities Co., Ltd..............    147,510    1,535,324
   Young Poong Corp....................................        176      241,832
                                                                   ------------
TOTAL SOUTH KOREA......................................             518,152,302
                                                                   ------------
TAIWAN -- (12.1%)......................................
 #*Acer, Inc...........................................  3,474,040    2,565,082
   Advanced Semiconductor Engineering, Inc.............  6,376,929    5,228,166
   Advanced Semiconductor Engineering, Inc. ADR........     77,739      311,733
   Advantech Co., Ltd..................................    273,200    1,320,731
  #Asia Cement Corp....................................  2,357,846    2,955,615
  #Asustek Computer, Inc...............................    754,180    6,577,431
  *AU Optronics Corp...................................  7,124,873    2,566,313
  *AU Optronics Corp. Sponsored ADR....................    326,626    1,188,919
  #Catcher Technology Co., Ltd.........................    750,429    3,245,154
   Cathay Financial Holding Co., Ltd...................  6,945,301   10,090,706
   Cathay Real Estate Development Co., Ltd.............    663,000      474,078
   Chang Hwa Commercial Bank...........................  5,161,723    2,958,973
   Cheng Shin Rubber Industry Co., Ltd.................  1,754,753    5,805,338
   Cheng Uei Precision Industry Co., Ltd...............    384,109      779,323
   Chicony Electronics Co., Ltd........................    507,574    1,216,217
  *China Airlines, Ltd.................................  3,543,536    1,311,771
   China Development Financial Holding Corp............ 16,196,121    4,582,561
   China Life Insurance Co., Ltd.......................  2,603,401    2,669,994
   China Motor Corp....................................    649,000      546,721
   China Petrochemical Development Corp................  2,243,613    1,148,331
   China Steel Chemical Corp...........................    139,000      790,331
  #China Steel Corp.................................... 12,464,895   10,301,025
   Chinatrust Financial Holding Co., Ltd............... 13,259,998    8,746,433
   Chipbond Technology Corp............................    575,000    1,266,571
   Chunghwa Telecom Co., Ltd...........................    880,000    2,813,306
  #Chunghwa Telecom Co., Ltd. ADR......................    236,502    7,584,619
   Clevo Co............................................    526,075      978,707
   Compal Electronics, Inc.............................  5,732,541    3,971,313
   CTCI Corp...........................................    602,000    1,082,544
   Delta Electronics, Inc..............................  1,836,366    8,907,720
   E Ink Holdings, Inc.................................    321,000      181,576
   E.Sun Financial Holding Co., Ltd....................  5,316,047    3,545,276
   Eclat Textile Co., Ltd..............................    156,000    1,200,064
  #Epistar Corp........................................  1,139,000    1,896,732
  *Eva Airways Corp....................................  1,840,600    1,025,683
  *Evergreen Marine Corp. Taiwan, Ltd..................  2,269,249    1,270,907
   Far Eastern Department Stores Co., Ltd..............  1,078,634    1,027,327
   Far Eastern New Century Corp........................  3,354,192    3,784,344
   Far EasTone Telecommunications Co., Ltd.............  1,527,000    3,885,200
   Farglory Land Development Co., Ltd..................    394,229      716,337

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

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 TAIWAN -- (Continued)
    Feng Hsin Iron & Steel Co...........................    214,000 $   377,003
    First Financial Holding Co., Ltd....................  7,722,415   4,786,628
    Formosa Chemicals & Fibre Corp......................  3,461,518   8,610,828
    Formosa International Hotels Corp...................     28,600     367,586
   #Formosa Petrochemical Corp..........................  1,160,000   3,015,286
    Formosa Plastics Corp...............................  4,225,153  10,616,870
    Formosa Taffeta Co., Ltd............................    848,000     794,094
   #Foxconn Technology Co., Ltd.........................    886,369   2,198,480
    Fubon Financial Holding Co., Ltd....................  6,420,233   9,012,665
    Giant Manufacturing Co., Ltd........................    274,506   2,075,263
   #Gourmet Master Co., Ltd.............................     33,000     191,887
  #*HannStar Display Corp...............................  3,348,000   1,330,485
    Highwealth Construction Corp........................    384,200     856,501
   #Hiwin Technologies Corp.............................    169,100   1,055,943
    Hon Hai Precision Industry Co., Ltd................. 10,797,506  27,958,109
   #Hotai Motor Co., Ltd................................    235,000   2,596,998
   #HTC Corp............................................    798,235   4,235,903
    Hua Nan Financial Holdings Co., Ltd.................  6,042,170   3,515,559
   *Innolux Corp........................................  8,253,341   3,656,415
   *Inotera Memories, Inc...............................  1,642,000     613,844
    Inventec Corp.......................................  3,189,551   2,405,557
    Kenda Rubber Industrial Co., Ltd....................    512,000   1,322,170
    Kinsus Interconnect Technology Corp.................    289,000   1,028,994
   #Largan Precision Co., Ltd...........................     96,860   3,363,783
    LCY Chemical Corp...................................    434,123     589,858
    Lite-On Technology Corp.............................  2,298,910   3,913,516
    Lung Yen Life Service Corp..........................    117,000     360,659
  #*Macronix International..............................  4,110,218     989,439
   #MediaTek, Inc.......................................  1,096,995  13,169,300
    Mega Financial Holding Co., Ltd.....................  9,691,000   8,093,506
    Merida Industry Co., Ltd............................    194,750   1,298,600
   #Nan Kang Rubber Tire Co., Ltd.......................    534,780     637,075
    Nan Ya Plastics Corp................................  4,803,564  10,087,989
   *Nan Ya Printed Circuit Board Corp...................    206,968     258,865
    Novatek Microelectronics Corp.......................    582,000   2,572,457
    Oriental Union Chemical Corp........................    502,000     490,836
  #*Pegatron Corp.......................................  1,949,345   2,877,824
   #Phison Electronics Corp.............................    146,000   1,088,239
    Pou Chen Corp.......................................  2,701,487   2,764,439
   #Powertech Technology, Inc...........................    929,819   1,781,112
    President Chain Store Corp..........................    545,831   4,066,933
   #Quanta Computer, Inc................................  2,528,000   5,880,219
   #Radiant Opto-Electronics Corp.......................    474,170   1,484,147
    Realtek Semiconductor Corp..........................    395,000     943,481
   #Ruentex Development Co., Ltd........................    652,351   1,274,916
   #Ruentex Industries, Ltd.............................    496,937   1,136,996
    ScinoPharm Taiwan, Ltd..............................    236,000     670,846
    Senao International Co., Ltd........................     67,000     224,411
  #*Shin Kong Financial Holding Co., Ltd................  7,963,344   2,696,353
    Siliconware Precision Industries Co.................  2,677,324   3,102,690
   #Siliconware Precision Industries Co. Sponsored ADR..     67,173     382,886
    Simplo Technology Co., Ltd..........................    298,000   1,310,847
    SinoPac Financial Holdings Co., Ltd.................  7,170,992   3,610,677

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
   St Shine Optical Co., Ltd...........................     42,000 $  1,175,035
   Standard Foods Corp.................................    269,784      815,209
  #Synnex Technology International Corp................  1,393,756    1,750,577
   Taishin Financial Holding Co., Ltd..................  8,130,981    3,782,124
  *Taiwan Business Bank................................  3,983,338    1,210,488
   Taiwan Cement Corp..................................  3,936,720    4,808,200
   Taiwan Cooperative Financial Holding................  6,070,539    3,470,297
   Taiwan FamilyMart Co., Ltd..........................     16,000       82,692
   Taiwan Fertilizer Co., Ltd..........................  1,074,000    2,623,641
   Taiwan Glass Industry Corp..........................  1,136,253    1,065,659
   Taiwan Mobile Co., Ltd..............................  1,706,300    6,198,471
   Taiwan Secom Co., Ltd...............................     49,000      110,442
   Taiwan Semiconductor Manufacturing Co., Ltd......... 23,426,808   79,667,230
   Teco Electric and Machinery Co., Ltd................  2,181,000    2,375,780
  #Ton Yi Industrial Corp..............................    763,000      668,810
   Transcend Information, Inc..........................    231,181      670,590
   Tripod Technology Corp..............................    482,870    1,005,118
   TSRC Corp...........................................    633,300    1,148,135
   U-Ming Marine Transport Corp........................    551,860      835,280
   Uni-President Enterprises Corp......................  4,207,090    8,581,166
   Unimicron Technology Corp...........................  1,788,896    1,641,830
  #United Microelectronics Corp........................ 14,174,000    6,339,789
   USI Corp............................................    559,700      399,893
   Vanguard International Semiconductor Corp...........    786,000      784,539
  *Walsin Lihwa Corp...................................  3,769,000    1,102,571
   Wan Hai Lines, Ltd..................................  1,104,800      590,980
 #*Wintek Corp.........................................  1,832,760      745,525
  #Wistron Corp........................................  2,849,947    2,714,579
   WPG Holdings, Ltd...................................  1,645,869    2,046,665
  *Yang Ming Marine Transport Corp.....................  1,741,300      740,215
   Yuanta Financial Holding Co., Ltd...................  9,783,577    5,102,704
   Yulon Motor Co., Ltd................................  1,075,000    1,734,569
   Zhen Ding Technology Holding, Ltd...................    224,700      506,303
                                                                   ------------
TOTAL TAIWAN...........................................             442,760,245
                                                                   ------------
THAILAND -- (2.7%)
   Advanced Info Service PCL...........................    973,700    8,865,958
   Airports of Thailand PCL............................    372,200    2,116,664
   Bangkok Bank PCL (6077019)..........................    329,000    2,196,837
   Bangkok Bank PCL (6368360)..........................    576,600    3,776,454
   Bangkok Dusit Medical Services PCL..................    502,300    2,351,021
   Bangkok Life Assurance PCL..........................    435,800      821,476
   Bank of Ayudhya PCL.................................  2,590,200    3,082,586
   Banpu PCL...........................................    115,150      849,829
   BEC World PCL.......................................    645,300    1,267,922
   Big C Supercenter PCL (6368434).....................    243,500    1,509,233
   Big C Supercenter PCL (6763932).....................     24,600      152,473
   Bumrungrad Hospital PCL.............................    239,000      620,407
   Central Pattana PCL.................................  1,151,200    1,581,521
   Charoen Pokphand Foods PCL..........................  2,765,100    2,473,572
   CP ALL PCL..........................................  2,986,200    3,410,756
   Delta Electronics Thailand PCL......................    429,500      614,061
   Electricity Generating PCL..........................    149,800      650,888

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

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 THAILAND -- (Continued)
    Glow Energy PCL.....................................    373,300 $   816,966
    Home Product Center PCL.............................  2,540,660     957,821
    Indorama Ventures PCL...............................  1,784,800   1,014,998
    IRPC PCL............................................  8,859,600     900,113
    Jasmine International PCL...........................  2,397,900     635,865
    Kasikornbank PCL....................................  1,146,600   6,850,294
    Krung Thai Bank PCL.................................  5,908,587   3,341,278
    Land and Houses PCL.................................  3,235,600   1,044,075
    Minor International PCL.............................  1,319,700     969,748
    Pruksa Real Estate PCL..............................    483,900     290,649
    PTT Exploration & Production PCL (B1359J0)..........  1,321,255   6,585,169
    PTT Exploration & Production PCL (B1359L2)..........     65,409     326,000
    PTT Global Chemical PCL.............................  1,758,472   3,707,960
    PTT PCL.............................................    999,200  10,566,620
    Ratchaburi Electricity Generating Holding PCL.......    521,300     849,403
    Robinson Department Store PCL.......................    370,100     668,072
    Siam Cement PCL (6609906)...........................    124,800   1,834,121
    Siam Cement PCL (6609928)...........................    168,800   2,469,981
    Siam City Cement PCL................................     94,913   1,297,852
    Siam Commercial Bank PCL............................  1,127,766   5,710,892
    Siam Global House PCL...............................    878,400     566,891
    Siam Makro PCL......................................     68,600   1,700,754
    Thai Airways International PCL......................    844,300     612,320
    Thai Oil PCL........................................    879,500   1,714,041
    Thai Union Frozen Products PCL......................    424,560     762,987
    TMB Bank PCL........................................ 19,864,000   1,485,040
    Total Access Communication PCL (B1YWK08)............    517,600   1,943,067
    Total Access Communication PCL (B231MK7)............    214,100     803,730
   *True Corp. PCL......................................  4,539,800   1,138,576
                                                                    -----------
 TOTAL THAILAND.........................................             97,906,941
                                                                    -----------
 TURKEY -- (1.9%)
    Akbank TAS..........................................  1,972,735   7,552,944
    Anadolu Efes Biracilik Ve Malt Sanayii A.S..........    224,564   3,090,576
   #Arcelik A.S.........................................    232,056   1,546,443
   #Aselsan Elektronik Sanayi Ve Ticaret A.S............     95,843     435,176
   #BIM Birlesik Magazalar A.S..........................    201,924   4,645,401
    Coca-Cola Icecek A.S................................     61,182   1,719,208
   *Dogan Yayin Holding A.S.............................          1          --
    Enka Insaat ve Sanayi A.S...........................    458,239   1,263,251
   #Eregli Demir ve Celik Fabrikalari TAS...............  1,985,239   1,969,002
    Ford Otomotiv Sanayi A.S............................     74,222   1,064,868
    KOC Holding A.S.....................................    751,407   3,313,464
   #Koza Altin Isletmeleri A.S..........................     33,500     461,828
   *Migros Ticaret A.S..................................     33,309     351,425
   *Petkim Petrokimya Holding A.S.......................     80,883     112,750
    TAV Havalimanlari Holding A.S.......................    146,917     918,271
    Tofas Turk Otomobil Fabrikasi A.S...................    111,412     736,136
    Tupras Turkiye Petrol Rafinerileri A.S..............    124,991   2,675,881
   #Turk Hava Yollari...................................  1,063,361   4,465,291
   #Turk Telekomunikasyon A.S...........................    563,410   2,017,930
  #*Turkcell Iletisim Hizmetleri A.S....................    681,855   3,954,594
   *Turkcell Iletisim Hizmetleri A.S. ADR...............     73,838   1,077,296

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                        --------- --------------
TURKEY -- (Continued)
   Turkiye Garanti Bankasi A.S......................... 2,734,095 $   10,670,086
   Turkiye Halk Bankasi A.S............................   715,217      5,372,672
   Turkiye Is Bankasi.................................. 1,864,132      4,937,601
   Turkiye Sise ve Cam Fabrikalari A.S.................   711,487      1,021,424
  #Turkiye Vakiflar Bankasi Tao........................   943,516      2,053,684
   Ulker Biskuvi Sanayi A.S............................    76,380        515,862
   Yapi ve Kredi Bankasi A.S...........................   874,529      1,902,908
                                                                  --------------
TOTAL TURKEY...........................................               69,845,972
                                                                  --------------
TOTAL COMMON STOCKS....................................            3,233,458,673
                                                                  --------------
PREFERRED STOCKS -- (3.7%)
BRAZIL -- (3.6%)
   AES Tiete SA........................................    91,098        900,458
   Banco Bradesco SA................................... 2,467,295     29,957,732
   Banco do Estado do Rio Grande do Sul SA Class B.....   165,000      1,102,242
  *Braskem SA Class A..................................    73,800        568,700
   Centrais Eletricas Brasileiras SA Class B...........   125,500        457,694
   Cia Brasileira de Distribuicao Grupo Pao de Acucar..    41,100      1,823,003
   Cia de Bebidas das Americas.........................   171,764      6,475,737
   Cia de Gas de Sao Paulo Class A.....................     9,027        220,595
   Cia de Transmissao de Energia Eletrica Paulista.....    30,889        458,999
   Cia Energetica de Minas Gerais......................   467,267      4,272,556
   Cia Energetica de Sao Paulo Class B.................   136,510      1,202,133
   Cia Paranaense de Energia...........................    32,400        397,091
  *Empresa Nacional de Comercio Redito e Participacoes
    SA.................................................       380          7,579
   Gerdau SA...........................................   836,068      5,346,936
   Itau Unibanco Holding SA............................ 2,853,640     36,449,939
   Klabin SA...........................................   663,777      3,223,814
   Lojas Americanas SA.................................   416,467      2,904,416
   Marcopolo SA........................................    95,400        541,535
   Oi SA...............................................   463,558        851,386
   Petroleo Brasileiro SA..............................   947,300      6,764,204
   Suzano Papel e Celulose SA Class A..................   419,600      1,430,946
   Telefonica Brasil SA................................   248,684      5,266,147
  *Usinas Siderurgicas de Minas Gerais SA Class A......   609,817      2,328,229
   Vale SA............................................. 1,529,491     18,872,673
                                                                  --------------
TOTAL BRAZIL...........................................              131,824,744
                                                                  --------------
CHILE -- (0.0%)
   Embotelladora Andina SA Class B.....................     9,255         48,630
                                                                  --------------
COLOMBIA -- (0.1%)
   Avianca Holdings SA.................................    45,819         97,454
   Banco Davivienda SA.................................   114,619      1,396,177
   Grupo Aval Acciones y Valores....................... 1,476,991      1,067,939

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES       VALUE++
                                                        ----------- --------------
COLOMBIA -- (Continued)
   Grupo de Inversiones Suramericana SA................      41,562 $      830,911
                                                                    --------------
TOTAL COLOMBIA.........................................                  3,392,481
                                                                    --------------
TOTAL PREFERRED STOCKS.................................                135,265,855
                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Santander Brasil SA 08/02/13..................     663,115             --
                                                                    --------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)       VALUE+
                                                        ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.7%)
 (S)@DFA Short Term Investment Fund....................  24,373,379    282,000,000
  @Repurchase Agreement, Deutsche Bank Securities,
    Inc. 0.10%, 08/01/13 (Collateralized by $1,118,566
    FNMA, rates ranging from 4.500% to 6.000%,
    maturities ranging from 01/01/40 to 05/01/42,
    valued at $717,716) to be repurchased at $703,645.. $       704        703,643
                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL....................                282,703,643
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,750,661,844)^^                                           $3,651,428,171
                                                                    ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------------
                                  LEVEL 1        LEVEL 2         LEVEL 3     TOTAL
                               -------------- -------------- ----------- --------------
Common Stocks
   Argentina..................             --             --     --                  --
   Brazil..................... $  264,473,592             --     --      $  264,473,592
   Chile......................     60,540,241             --     --          60,540,241
   China......................    119,822,534 $  397,840,852     --         517,663,386
   Colombia...................     26,679,454             --     --          26,679,454
   Czech Republic.............             --     10,009,012     --          10,009,012
   Egypt......................             --      2,516,265     --           2,516,265
   Hong Kong..................          8,720             --     --               8,720
   Hungary....................             --     11,370,340     --          11,370,340
   India......................     24,512,119    202,714,417     --         227,226,536
   Indonesia..................         46,376    102,811,800     --         102,858,176
   Malaysia...................             --    150,018,108     --         150,018,108
   Mexico.....................    202,255,791             --     --         202,255,791
   Peru.......................      8,999,313             --     --           8,999,313
   Philippines................        281,779     48,282,831     --          48,564,610
   Poland.....................             --     58,560,070     --          58,560,070
   Russia.....................      8,893,591    156,565,990     --         165,459,581
   South Africa...............     36,462,052    211,127,966     --         247,590,018
   South Korea................     17,171,160    500,981,142     --         518,152,302
   Taiwan.....................      9,468,157    433,292,088     --         442,760,245
   Thailand...................     97,906,941             --     --          97,906,941
   Turkey.....................      1,077,296     68,768,676     --          69,845,972
Preferred Stocks
   Brazil.....................    131,824,744             --     --         131,824,744
   Chile......................         48,630             --     --              48,630
   Colombia...................      3,392,481             --     --           3,392,481
Rights/Warrants
   Brazil.....................             --             --     --                  --
Securities Lending Collateral.             --    282,703,643     --         282,703,643
                               -------------- --------------     --      --------------
TOTAL......................... $1,013,864,971 $2,637,563,200     --      $3,651,428,171
                               ============== ==============     ==      ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            SHARES     VALUE++
                                                           --------- -----------
COMMON STOCKS - (88.7%)
ARGENTINA - (0.0%)
  *Celulosa Argentina.....................................         1 $        --
                                                                     -----------
   Ferrum SA de Ceramica y Metalurgia.....................         1           1
                                                                     -----------
TOTAL ARGENTINA...........................................                     1
BRAZIL - (7.6%)
   Abril Educacao SA......................................   140,123   2,155,880
   Aliansce Shopping Centers SA...........................   638,143   5,885,344
   All America Latina Logistica SA........................ 1,682,200   6,503,607
   Alpargatas SA..........................................   113,594     532,779
   Anhanguera Educacional Participacoes SA................ 2,379,735  14,426,430
   Arezzo Industria e Comercio SA.........................   335,815   5,237,380
   Arteris SA.............................................   281,800   2,678,180
   Autometal SA...........................................   253,259   2,020,433
  *B2W Cia Global Do Varejo...............................   564,960   2,625,014
  *Banco ABC Brasil SA....................................    13,463      70,816
   Banco Alfa de Investimento SA..........................       500       1,416
   Banco Mercantil do Brasil SA...........................     1,327      10,179
   Bematech SA............................................   268,600     887,739
  *BHG SA - Brazil Hospitality Group......................   124,402     916,104
   Brasil Brokers Participacoes SA........................   961,411   2,440,033
   Brasil Insurance Participacoes e Administracao SA......   395,326   3,812,292
  *BrasilAgro - Co. Brasileira de Propriedades Agricolas..    38,100     172,351
  *Brazil Pharma SA.......................................   646,800   2,806,812
  *Brookfield Incorporacoes SA............................ 2,475,267   1,801,102
  *CCX Carvao da Colombia SA..............................   112,241      48,215
   CETIP SA - Mercados Organizados........................   423,659   4,271,224
   Cia de Locacao das Americas............................    94,200     421,172
   Cia de Saneamento de Minas Gerais-COPASA...............   437,821   6,945,336
   Cia Hering.............................................   525,690   7,051,138
   Cia Providencia Industria e Comercio SA................    99,750     336,676
   Contax Participacoes SA (2817219)......................     7,000      11,261
  *Contax Participacoes SA (B7VSD79)......................   128,935     966,440
  *CR2 Empreendimentos Imobiliarios SA....................     9,400      16,687
   Cremer SA..............................................   114,546     739,590
   CSU Cardsystem SA......................................    23,000      33,371
   Cyrela Commercial Properties SA Empreendimentos e
     Participacoes........................................    55,300     503,223
   Diagnosticos da America SA............................. 1,452,841   7,610,165
   Dimed SA Distribuidora da Medicamentos.................       300      30,901
   Direcional Engenharia SA...............................   577,509   3,417,438
   Duratex SA.............................................        11          63
   EDP - Energias do Brasil SA............................ 1,738,773   9,001,209
   Equatorial Energia SA.................................. 1,158,835   9,468,378
   Estacio Participacoes SA............................... 1,972,204  15,232,312
   Eternit SA.............................................   470,989   1,975,745
   Even Construtora e Incorporadora SA.................... 1,471,467   5,476,036
   Ez Tec Empreendimentos e Participacoes SA..............   366,758   4,419,391
  *Fertilizantes Heringer SA..............................   126,300     481,095
   Fleury SA..............................................   381,451   3,243,759
   Forjas Taurus SA.......................................    35,969      47,536
  *Gafisa SA.............................................. 1,310,200   1,585,093
  *Gafisa SA ADR.......................................... 1,387,551   3,343,998

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
BRAZIL -- (Continued)
  *General Shopping Brasil SA..............................   160,617 $  580,836
  *Gol Linhas Aereas Inteligentes SA ADR...................   398,527  1,414,771
   Grendene SA.............................................   513,934  4,798,384
   Guararapes Confeccoes SA................................    28,700  1,072,216
   Helbor Empreendimentos SA...............................   991,393  3,693,796
  *IdeiasNet SA............................................   126,603     71,588
   Iguatemi Empresa de Shopping Centers SA.................   477,600  4,815,044
   Industria de Bebidas Antarctica Polar SA................    23,000         --
  *Industrias Romi SA......................................   125,500    255,803
  *Inepar SA Industria e Construcoes.......................     3,668      2,074
  *International Meal Co. Holdings SA......................   335,794  2,646,493
   Iochpe-Maxion SA........................................   506,908  5,577,132
   JHSF Participacoes SA...................................   683,347  1,692,380
   Joao Fortes Engenharia SA (2474733).....................    49,992    113,949
   Joao Fortes Engenharia SA (BBR66N2).....................    14,700     33,506
   JSL SA..................................................   505,000  3,258,422
   Kepler Weber SA.........................................    82,746    652,871
   Kroton Educacional SA...................................   126,172  1,797,440
   Light SA................................................   484,607  3,759,854
  *LLX Logistica SA........................................   179,225     75,419
   Localiza Rent a Car SA..................................   408,452  5,818,787
  *Log-in Logistica Intermodal SA..........................   263,050  1,199,167
   LPS Brasil Consultoria de Imoveis SA....................   474,940  3,847,236
   M Dias Branco SA........................................    29,541  1,197,774
   Magnesita Refratarios SA................................ 1,088,404  3,234,655
   Mahle-Metal Leve SA Industria e Comercio................   301,300  3,427,240
   Marcopolo SA............................................    14,000     75,359
  *Marfrig Alimentos SA.................................... 1,696,359  5,361,189
   Marisa Lojas SA.........................................   311,964  2,909,941
  *Metalfrio Solutions SA..................................     7,600     12,359
   Mills Estruturas e Servicos de Engenharia SA............   556,626  6,953,708
  *Minerva SA..............................................   875,969  3,494,123
  *MMX Mineracao e Metalicos SA............................ 2,039,871  1,475,349
  *MPX Energia SA..........................................   336,723  1,025,807
   MRV Engenharia e Participacoes SA....................... 2,021,033  5,749,448
   Multiplus SA............................................   218,684  2,959,114
   Odontoprev SA........................................... 1,987,465  8,145,527
  *OSX Brasil SA...........................................   325,250    182,488
  *Paranapanema SA......................................... 1,321,556  2,629,962
  *PDG Realty SA Empreendimentos e Participacoes........... 7,343,053  5,922,466
  *Plascar Participacoes Industriais SA....................    94,600     20,319
   Portobello SA...........................................   115,100    210,387
   Positivo Informatica SA.................................   200,700    351,897
   Profarma Distribuidora de Produtos Farmaceuticos SA.....    97,000    871,633
   QGEP Participacoes SA...................................   633,994  3,290,371
   Raia Drogasil SA........................................   317,675  2,687,500
   Redentor Energia SA.....................................     7,800     27,181
  *Refinaria de Petroleos de Manguinhos SA.................   221,289     26,190
   Restoque Comercio e Confeccoes de Roupas SA.............   736,087  1,974,643
   Rodobens Negocios Imobiliarios SA.......................   109,538    723,099
  *Rossi Residencial SA.................................... 2,071,229  2,415,004
   Santos Brasil Participacoes SA..........................   332,788  3,719,769
   Sao Carlos Empreendimentos e Participacoes SA...........    47,859    766,759

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
BRAZIL - (Continued)
   Sao Martinho SA......................................    362,364 $  3,934,406
   SLC Agricola SA......................................    334,092    2,789,775
   Sonae Sierra Brasil SA...............................    213,946    2,161,639
  *Springs Global Participacoes SA......................    289,988      303,799
   Sul America SA.......................................  1,494,209    8,946,847
  *T4F Entretenimento SA................................    111,400      400,412
   Technos SA...........................................    165,500    1,141,129
  *Tecnisa SA...........................................    861,356    3,462,263
   Tegma Gestao Logistica...............................    158,335    1,540,771
   Tempo Participacoes SA...............................    271,902      390,926
   Tereos Internacional SA..............................    369,383      445,264
   Totvs SA.............................................    592,700    9,352,883
   TPI - Triunfo Participacoes e Investimentos SA.......    235,901    1,082,641
   Trisul SA............................................     37,542       69,115
   UNICASA Industria de Moveis SA.......................     63,300      162,318
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao S.A......................    347,950    5,271,068
  *Vanguarda Agro SA....................................  1,195,436    1,886,414
   Via Varejo SA........................................     54,703      554,140
  *Viver Incorporadora e Construtora SA.................    790,989      107,483
                                                                    ------------
TOTAL BRAZIL............................................             304,683,065
                                                                    ------------
CHILE - (1.2%)
  *AquaChile SA.........................................    967,704      544,257
   Banmedica SA.........................................  1,401,470    2,727,391
   Besalco SA...........................................  2,044,374    2,486,589
   Cementos BIO BIO SA..................................    452,622      502,082
   CFR Pharmaceuticals SA...............................    527,138      114,896
   Cia General de Electricidad SA.......................     53,271      321,409
  *Cia Pesquera Camanchaca SA...........................    194,645        8,106
  *Cia Sud Americana de Vapores SA...................... 28,640,582    1,532,774
   Cintac SA............................................    324,650      105,826
   Clinica LAS Condes SA................................        349       25,929
   Cristalerias de Chile SA.............................    156,836    1,333,800
   Cruz Blanca Salud SA.................................  1,629,752    1,094,219
   E.CL SA..............................................    243,074      376,071
   Empresa Electrica Pilmaiquen.........................     46,897      216,300
   Empresas Hites SA....................................  1,203,357      932,054
   Empresas Iansa SA.................................... 16,895,409      752,953
  *Empresas La Polar SA.................................    940,671      223,337
   Enjoy SA.............................................  1,299,391      179,793
   Forus SA.............................................    524,708    3,053,181
   Gasco SA.............................................    113,315    1,290,051
   Grupo Security SA....................................  1,024,078      366,683
   Inversiones Aguas Metropolitanas SA..................  1,974,118    3,730,405
   Latam Airlines Group SA..............................    119,320    1,584,762
   Madeco SA............................................ 27,288,748      839,082
   Masisa SA............................................ 12,908,803    1,042,552
   Molibdenos y Metales SA..............................      5,009       79,934
  *Multiexport Foods SA.................................  3,401,667      761,296
   Parque Arauco SA.....................................  3,470,510    7,415,146
   PAZ Corp. SA.........................................    912,465      417,299
   Ripley Corp. SA......................................  2,772,592    2,101,634

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CONTINUED


                                                              SHARES     VALUE++
                                                            ---------- -----------
CHILE -- (Continued)
   Salfacorp SA............................................  1,650,600 $ 1,625,384
   Sigdo Koppers SA........................................    427,870     741,081
   Sociedad Matriz SAAM SA................................. 18,231,230   1,607,229
   Socovesa SA.............................................  2,895,998     845,382
   Soquimich Comercial SA..................................    562,478     139,041
   Vina Concha y Toro SA...................................  2,772,381   5,017,640
   Vina Concha y Toro SA Sponsored ADR.....................      1,725      62,756
   Vina San Pedro Tarapaca SA.............................. 40,093,814     244,613
                                                                       -----------
TOTAL CHILE................................................             46,442,937
                                                                       -----------
CHINA -- (13.8%)
  #361 Degrees International, Ltd..........................  2,971,000     673,911
  #Ajisen China Holdings, Ltd..............................  2,543,000   2,226,810
   AMVIG Holdings, Ltd.....................................  1,934,000     853,582
   Anhui Expressway Co. Class H............................  2,418,000   1,087,271
  #Anta Sports Products, Ltd...............................  3,773,000   4,244,013
  #Anton Oilfield Services Group...........................  4,904,000   3,056,241
   Anxin-China Holdings, Ltd...............................  9,407,000   2,847,523
   Asia Cement China Holdings Corp.........................  2,176,500     947,805
  *Asia Energy Logistics Group, Ltd........................ 26,160,000     192,082
   Asian Citrus Holdings, Ltd..............................  3,466,000   1,139,607
  *Ausnutria Dairy Corp., Ltd..............................    365,000      68,712
  *AVIC International Holdings, Ltd........................    556,000     217,482
   AviChina Industry & Technology Co., Ltd. Class H........  7,842,788   4,184,820
  #Baoxin Auto Group, Ltd..................................    482,000     353,734
   Baoye Group Co., Ltd. Class H...........................  1,860,000   1,369,320
  *BaWang International Group Holding, Ltd.................  5,190,000     254,069
   BBMG Corp. Class H......................................    162,500     102,559
   Beijing Capital International Airport Co., Ltd. Class H.  7,530,000   4,666,417
  #Beijing Capital Land, Ltd. Class H......................  6,142,500   2,217,585
  *Beijing Development HK, Ltd.............................    973,000     283,339
  #Beijing Enterprises Water Group, Ltd.................... 13,727,660   5,551,613
   Beijing Jingkelong Co., Ltd. Class H....................    766,749     249,076
   Beijing North Star Co., Ltd. Class H....................  2,364,000     524,052
  *Beijing Properties Holdings, Ltd........................ 10,105,061     741,760
  *Besunyen Holdings Co., Ltd..............................  1,859,000      73,095
  #Billion Industrial Holdings, Ltd........................    240,500     146,011
  #Biostime International Holdings, Ltd....................    593,000   2,864,915
   Boer Power Holdings, Ltd................................  1,317,000     876,864
  #Bosideng International Holdings, Ltd.................... 11,860,000   2,445,378
   #*BYD Electronic International Co., Ltd.................  3,864,815   2,020,651
   C C Land Holdings, Ltd..................................  6,255,343   1,610,485
   C.banner International Holdings, Ltd....................     62,000      22,454
  *Carnival Group International Holdings, Ltd..............  2,058,000      79,509
   Carrianna Group Holdings Co., Ltd.......................    253,257      50,238
   Cecep Costin New Materials Grp, Ltd.....................    338,000     140,285
   Central China Real Estate, Ltd..........................  2,873,626     859,920
  *CGN Mining Co., Ltd.....................................  5,315,000     451,735
   Changshouhua Food Co., Ltd..............................  1,493,000   1,245,033
 #*Chaoda Modern Agriculture Holdings, Ltd.................  6,771,138     575,547
  #Chaowei Power Holdings, Ltd.............................  1,894,000     902,416
  *Chigo Holding, Ltd...................................... 18,886,000     479,256
  #Chiho-Tiande Group, Ltd.................................    356,000     136,764

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
   China Aerospace International Holdings, Ltd............  9,854,500 $1,116,185
   China Agri-Industries Holdings, Ltd....................  9,080,800  4,212,236
  #China All Access Holdings, Ltd.........................  2,760,000    899,316
   China Aoyuan Property Group, Ltd.......................  5,252,000  1,061,865
   China Automation Group, Ltd............................  3,231,000    636,856
   China BlueChemical, Ltd................................  4,638,000  2,139,353
  *China Chengtong Development Group, Ltd.................  2,298,000     73,843
   China Communications Services Corp., Ltd. Class H......     73,200     47,843
  #China Datang Corp. Renewable Power Co., Ltd. Class H...  9,087,000  2,082,591
  #China Dongxiang Group Co............................... 13,246,985  2,371,676
  *China Energine International Holding, Ltd..............  3,192,000    158,185
   China Everbright International, Ltd....................  9,357,800  8,520,097
   China Everbright, Ltd..................................  3,554,000  5,033,479
   China Fiber Optic Network System Group, Ltd............  1,582,000    222,189
  #China Foods, Ltd.......................................  3,338,000  1,307,679
   China Gas Holdings, Ltd................................  5,863,500  6,609,241
  *China Glass Holdings, Ltd..............................  3,396,000    358,511
  *China Green Holdings, Ltd..............................  2,820,000    290,779
  #China Haidian Holdings, Ltd............................  7,788,000    702,389
  #China High Precision Automation Group, Ltd.............  1,289,000    202,767
 #*China High Speed Transmission Equipment Group Co., Ltd.  5,250,000  2,365,418
  #China Hongqiao Group, Ltd..............................  2,930,000  1,547,585
  *China Huiyuan Juice Group, Ltd.........................  2,643,500  1,090,083
  *China ITS Holdings Co., Ltd............................  3,756,000    908,786
   China Lesso Group Holdings, Ltd........................  3,599,000  1,840,076
  #China Lilang, Ltd......................................  1,990,000  1,084,449
  #China Lumena New Materials Corp........................ 14,530,000  2,694,491
   China Medical System Holdings, Ltd.....................  4,204,500  3,792,044
 #*China Metal Recycling Holdings, Ltd....................  2,401,686  2,920,199
  *China Mining Resources Group, Ltd...................... 21,632,000    332,611
  *China Mobile Games & Entertainment Group, Ltd. ADR.....      6,575     90,669
  *China Modern Dairy Holdings, Ltd.......................  3,736,000  1,126,853
   China Molybdenum Co., Ltd. Class H.....................    229,000     87,059
  #China National Materials Co., Ltd......................  5,054,000  1,041,256
  *China New Town Development Co., Ltd....................  6,403,148    502,917
   China Nickel Resources Holdings Co., Ltd...............    534,000     25,097
  #China Oil & Gas Group, Ltd............................. 16,040,000  2,892,267
  *China Oriental Group Co., Ltd..........................     10,000      1,365
   China Outfitters Holdings, Ltd.........................     24,000      4,238
  #China Overseas Grand Oceans Group, Ltd.................  3,221,500  3,819,538
  #China Power International Development, Ltd.............  9,731,000  4,113,518
  *China Power New Energy Development Co., Ltd............ 23,080,000  1,233,630
 #*China Precious Metal Resources Holdings Co., Ltd....... 13,354,318  2,168,837
  *China Properties Group, Ltd............................  2,464,000    621,956
  *China Public Procurement, Ltd.......................... 10,692,000    757,770
   China Qinfa Group, Ltd.................................  3,446,000    243,898
  #China Rare Earth Holdings, Ltd.........................  5,968,000    876,245
   China Resources Cement Holdings, Ltd...................    284,000    152,845
 #*China Rongsheng Heavy Industries Group Holdings, Ltd... 15,329,000  1,618,441
  *China Ruifeng Renewable Energy Holdings, Ltd...........  2,636,000    737,667
  *China Sandi Holdings, Ltd..............................    308,987     23,067
   China Sanjiang Fine Chemicals Co., Ltd.................  2,889,000  1,406,928
 #*China SCE Property Holdings, Ltd.......................  2,856,000    663,259

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA - (Continued)
   China Shanshui Cement Group, Ltd.......................  7,571,000 $3,002,651
   China Shineway Pharmaceutical Group, Ltd...............  1,376,200  2,251,842
 #*China Shipping Container Lines Co., Ltd. Class H.......    921,000    222,906
 #*China Shipping Development Co., Ltd. Class H...........  8,656,000  3,754,817
  #China Singyes Solar Technologies Holdings, Ltd.........  2,426,200  2,437,962
   China South City Holdings, Ltd.........................  8,764,000  2,145,532
   China Starch Holdings, Ltd.............................  7,155,000    181,597
  *China Sunshine Paper Holdings Co., Ltd.................    119,078     11,817
   China Suntien Green Energy Corp., Ltd. Class H.........  5,846,000  2,116,754
   China Taifeng Beddings Holdings, Ltd...................  1,492,000    297,878
  *China Taiping Insurance Holdings Co., Ltd..............  3,276,400  4,524,698
  *China Tian Lun Gas Holdings, Ltd.......................    499,500    415,932
   China Tianyi Holdings, Ltd.............................  1,508,000    295,220
  *China Tontine Wines Group, Ltd.........................  5,484,000    236,796
   China Travel International Inv HK...................... 14,349,900  2,625,938
  *China Vanadium Titano - Magnetite Mining Co., Ltd......  5,311,000    705,066
   China Water Affairs Group, Ltd.........................  5,682,000  1,940,507
   China WindPower Group, Ltd............................. 17,204,964    664,852
   China Wireless Technologies, Ltd.......................  5,732,000  1,844,498
 #*China Yurun Food Group, Ltd............................  6,381,000  4,461,991
  *China ZhengTong Auto Services Holdings, Ltd............  3,793,500  1,861,598
 #*China Zhongwang Holdings, Ltd..........................  6,878,400  1,967,774
  *Chinasoft International, Ltd...........................  3,320,000    899,107
 #*ChinaVision Media Group, Ltd........................... 10,270,000    628,796
  *Chinese People Holdings Co., Ltd.......................  6,172,000    141,546
  *Chongqing Iron & Steel Co., Ltd. Class H...............  2,785,400    376,598
  #Chongqing Machinery & Electric Co., Ltd. Class H.......  5,334,000    611,323
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
     Ltd..................................................  2,254,000    575,018
   CIMC Enric Holdings, Ltd...............................  1,782,000  2,256,533
 #*Citic 21CN Co., Ltd....................................  6,319,200    338,531
   CITIC Dameng Holdings, Ltd.............................    274,000     23,655
  *CITIC Resources Holdings, Ltd.......................... 12,560,600  1,715,216
   Clear Media, Ltd.......................................    230,000    170,385
  *Coastal Greenland, Ltd.................................  3,436,000    198,869
 #*Comba Telecom Systems Holdings, Ltd....................  3,895,577  1,394,296
  *Comtec Solar Systems Group, Ltd........................  1,742,000    493,310
   Cosco International Holdings, Ltd......................  2,703,000  1,044,650
  #CP Pokphand Co., Ltd................................... 18,488,594  1,739,674
  #CPMC Holdings, Ltd.....................................  1,368,000    890,356
  #CSPC Pharmaceutical Group, Ltd.........................  3,869,877  2,033,973
  *DaChan Food Asia, Ltd..................................  1,843,955    240,143
  #Dah Chong Hong Holdings, Ltd...........................  3,445,000  2,605,663
   Dalian Port PDA Co., Ltd. Class H......................  4,984,000    995,943
   DaMing International Holdings, Ltd.....................     20,000      2,601
  #Daphne International Holdings, Ltd.....................  4,032,000  2,883,169
   Dawnrays Pharmaceutical Holdings, Ltd..................  1,302,943    444,936
  #DBA Telecommunication Asia Holdings, Ltd...............  2,108,000    551,761
   Digital China Holdings, Ltd............................  3,218,800  3,533,467
  #Dongfang Electric Corp., Ltd. Class H..................    137,400    191,100
  #Dongjiang Environmental Co., Ltd. Class H..............    204,600    715,998
  #Dongyue Group..........................................  4,539,000  1,753,764
 #*Dynasty Fine Wines Group, Ltd..........................  1,614,000    299,675
   Embry Holdings, Ltd....................................    473,000    270,642

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CONTINUED


                                                              SHARES    VALUE++
                                                            ---------- ----------
CHINA -- (Continued)
   EVA Precision Industrial Holdings, Ltd..................  4,534,435 $  665,946
   Evergreen International Holdings, Ltd...................  1,246,000    272,938
  *Extrawell Pharmaceutical Holdings, Ltd..................  7,297,921    526,424
  #Fantasia Holdings Group Co., Ltd........................  8,110,500  1,345,949
  #First Tractor Co., Ltd. Class H.........................  3,351,176  1,985,329
  #Franshion Properties China, Ltd......................... 13,226,300  4,211,046
  *Fufeng Group, Ltd.......................................  5,262,600  2,122,028
 #*GCL-Poly Energy Holdings, Ltd........................... 31,031,000  7,868,097
  #Geely Automobile Holdings, Ltd..........................  4,130,000  1,723,781
  *Global Bio-Chem Technology Group Co., Ltd...............  9,198,800    781,960
  *Global Sweeteners Holdings, Ltd.........................  1,202,951     73,553
 #*Glorious Property Holdings, Ltd......................... 13,214,501  1,907,737
  *Goldbond Group Holdings, Ltd............................    210,000      7,609
  #Golden Eagle Retail Group, Ltd..........................  2,243,000  3,294,908
   Golden Meditech Holdings, Ltd...........................  6,215,367    760,790
   Goldlion Holdings, Ltd..................................  1,017,962    511,718
  *Goldpoly New Energy Holdings, Ltd.......................    112,000     19,779
 #*GOME Electrical Appliances Holding, Ltd................. 42,920,000  4,311,768
  #Good Friend International Holdings, Inc.................    436,667    151,997
  #Goodbaby International Holdings, Ltd....................  2,389,000    914,002
  *Great Wall Technology Co., Ltd. Class H.................  1,902,950    370,458
   Greatview Aseptic Packaging Co., Ltd....................  1,314,000    791,514
  #Greentown China Holdings, Ltd...........................  1,117,148  2,226,818
  #Guangshen Railway Co., Ltd. Class H.....................  3,594,000  1,592,760
   Guangshen Railway Co., Ltd. Sponsored ADR...............      5,067    111,778
  *Guangzhou Pharmaceutical Co., Ltd. Class H..............    264,000  1,010,127
   Guangzhou Shipyard International Co., Ltd. Class H......    921,400    764,405
  #Guodian Technology & Environment Group Co., Ltd. Class H    825,000    163,611
   Haier Electronics Group Co., Ltd........................    801,000  1,445,494
  #Hainan Meilan International Airport Co., Ltd. Class H...    720,000    673,520
   Haitian International Holdings, Ltd.....................  2,141,000  3,614,367
  *Hanergy Solar Group, Ltd................................ 42,960,000  3,541,630
   Harbin Electric Co., Ltd. Class H.......................  3,337,413  2,054,469
   Henderson Investment, Ltd...............................    596,000     43,013
  *Heng Tai Consumables Group, Ltd......................... 20,348,193    401,255
  #Hengdeli Holdings, Ltd.................................. 11,125,399  2,866,335
 #*Hi Sun Technology China, Ltd............................  4,446,000    829,673
 #*Hidili Industry International Development, Ltd..........  5,439,000    882,428
  #Hilong Holding, Ltd.....................................  2,328,000  1,362,005
  *Hisense Kelon Electrical Holdings Co., Ltd. Class H.....  1,831,000  1,158,240
  #HKC Holdings, Ltd....................................... 17,896,447    565,080
  #Honghua Group, Ltd......................................  5,221,000  1,492,054
   Hopefluent Group Holdings, Ltd..........................    105,670     36,281
  #Hopewell Highway Infrastructure, Ltd....................  3,920,000  1,864,347
 #*Hopson Development Holdings, Ltd........................  3,476,000  4,048,165
  #Hua Han Bio-Pharmaceutical Holdings, Ltd................  7,415,231  1,967,812
  *Hua Lien International Holding Co., Ltd.................  1,368,000     69,639
   Huabao International Holdings, Ltd......................  8,879,014  3,798,799
   Huaneng Renewables Corp., Ltd. Class H..................  7,530,000  2,676,153
  *Huili Resources Group, Ltd..............................    496,000    124,046
 #*Hunan Nonferrous Metal Corp., Ltd. Class H..............  9,038,000  2,831,076
  *Huscoke Resources Holdings, Ltd.........................  3,418,000     42,365
   Hutchison Harbour Ring, Ltd.............................  7,098,000    576,365

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

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
   Inspur International, Ltd.............................. 10,280,000 $  410,488
  *Interchina Holdings Co................................. 18,780,000  1,452,021
  #Intime Retail Group Co., Ltd...........................  4,317,500  4,455,172
 #*Jinchuan Group International Resources Co., Ltd........  3,003,000    529,996
   Jingwei Textile Machinery Class H......................  1,272,000    764,171
  #Ju Teng International Holdings, Ltd....................  3,496,000  1,692,491
  *Kai Yuan Holdings, Ltd................................. 11,240,000    273,835
  *Kaisa Group Holdings, Ltd..............................  7,073,000  1,594,444
  *Kasen International Holdings, Ltd......................    222,000     45,768
   Kingboard Chemical Holdings, Ltd.......................  3,127,921  6,859,820
   Kingboard Laminates Holdings, Ltd......................  4,643,000  1,854,328
 #*Kingdee International Software Group Co., Ltd..........  7,741,200  1,624,900
   Kingsoft Corp., Ltd....................................  3,169,000  5,453,041
  *Kingway Brewery Holdings, Ltd..........................  4,396,800  1,547,632
   KWG Property Holding, Ltd..............................  5,039,450  2,888,361
  #Labixiaoxin Snacks Group, Ltd..........................  1,211,000    610,216
   Lai Fung Holdings, Ltd................................. 26,020,440    643,781
   Le Saunda Holdings, Ltd................................  1,056,000    363,289
   Lee & Man Chemical Co., Ltd............................    934,785    391,510
   Lee & Man Paper Manufacturing, Ltd.....................  7,511,000  4,885,072
   Leoch International Technology, Ltd....................     10,000        979
 #*Li Ning Co., Ltd.......................................  5,201,000  3,222,300
  #Lianhua Supermarket Holdings Co., Ltd. Class H.........  1,698,600    797,032
  #Lijun International Pharmaceutical Holding, Ltd........  6,948,000  2,328,115
   Lingbao Gold Co., Ltd. Class H.........................  1,424,000    299,190
   LK Technology Holdings, Ltd............................    837,500    117,690
  *Lonking Holdings, Ltd.................................. 10,939,000  2,210,961
  *Loudong General Nice Resources China Holdings, Ltd.....  7,842,140    515,684
  *Luoyang Glass Co., Ltd. Class H........................    284,000     50,114
 #*Maanshan Iron & Steel Class H..........................  7,700,000  1,834,022
  #Magic Holdings International, Ltd......................  2,003,600  1,188,375
   Maoye International Holdings, Ltd......................  6,011,000    998,671
  #Microport Scientific Corp..............................  1,754,000  1,407,968
  #MIE Holdings Corp......................................  3,484,000    762,693
   MIN XIN Holdings, Ltd..................................    418,000    198,408
  *Mingfa Group International Co., Ltd....................  4,888,000  1,353,210
  *Mingyuan Medicare Development Co., Ltd.................  5,610,000    101,948
   Minmetals Land, Ltd....................................  5,756,000    830,507
   Minth Group, Ltd.......................................  2,345,000  4,169,364
 #*MMG, Ltd...............................................  7,134,000  1,717,724
  *Nan Hai Corp., Ltd..................................... 13,750,000     56,731
   Nanjing Panda Electronics Co., Ltd. Class H............    760,000    317,956
   Nature Flooring Holding Co., Ltd.......................    255,000     43,994
  #NetDragon Websoft, Inc.................................    320,044    742,363
  #New World China Land, Ltd..............................    504,000    206,417
  #New World Department Store China, Ltd..................  2,189,462  1,117,617
  #Nine Dragons Paper Holdings, Ltd.......................  7,473,000  4,713,747
  *North Mining Shares Co., Ltd........................... 17,770,000    744,520
  #NVC Lighting Holdings, Ltd.............................  5,410,000  1,436,023
   O-Net Communications Group, Ltd........................  1,308,000    252,848
   Overseas Chinese Town Asia Holdings, Ltd...............    764,183    385,181
   Pacific Online, Ltd....................................  1,011,365    443,216
   Parkson Retail Group, Ltd..............................  3,617,000  1,431,385

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

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
  *PAX Global Technology, Ltd.............................  1,028,000 $  246,606
  #Peak Sport Products Co., Ltd...........................  3,086,000    560,519
  *PetroAsian Energy Holdings, Ltd........................  3,192,000     62,532
  #Phoenix Satellite Television Holdings, Ltd.............  4,376,000  1,634,093
  #Poly Property Group Co., Ltd...........................  8,597,000  4,663,875
   Ports Design, Ltd......................................  1,584,000  1,032,587
  *Pou Sheng International Holdings, Ltd..................  4,946,806    184,837
   Powerlong Real Estate Holdings, Ltd....................  5,740,000  1,139,568
  #Prince Frog International Holdings, Ltd................    643,000    421,805
  *Prosperity International Holdings HK, Ltd..............  5,020,000    194,118
   Qingling Motors Co., Ltd. Class H......................  1,694,000    401,561
   Qunxing Paper Holdings Co., Ltd........................    669,913    174,472
  *Real Gold Mining, Ltd..................................    300,500     54,245
  #Real Nutriceutical Group, Ltd..........................  3,512,000    945,479
   Regent Manner International Holdings, Ltd..............  2,844,000    480,353
  *Renhe Commercial Holdings Co., Ltd..................... 52,984,000  3,142,128
   REXLot Holdings, Ltd................................... 33,975,000  2,188,968
  *Richly Field China Development, Ltd....................  6,980,000         --
   Road King Infrastructure, Ltd..........................  1,122,000  1,097,321
   Royale Furniture Holdings, Ltd.........................  2,863,500    134,626
   Samson Holding, Ltd....................................  3,134,000    504,614
  #Sany Heavy Equipment International Holdings Co., Ltd...  4,021,000  1,181,045
   Sateri Holdings, Ltd...................................    119,500     18,932
  *Semiconductor Manufacturing International Corp......... 94,444,000  6,956,349
   Shandong Chenming Paper Holdings, Ltd. Class H.........  1,308,000    500,960
   Shandong Molong Petroleum Machinery Co., Ltd. Class H..  1,516,562    443,621
   Shanghai Industrial Holdings, Ltd......................    778,000  2,414,792
 #*Shanghai Industrial Urban Development Group, Ltd.......  6,934,000  1,420,369
   Shanghai Jin Jiang International Hotels Group Co.,
     Ltd. Class H.........................................  4,240,000    683,320
   Shanghai Prime Machinery Co., Ltd. Class H.............  4,298,000    476,311
  *Shanghai Zendai Property, Ltd..........................  8,390,000    152,422
   Shengli Oil & Gas Pipe Holdings, Ltd...................  5,022,000    255,484
  #Shenguan Holdings Group, Ltd...........................  4,814,000  2,048,030
   Shenzhen Expressway Co., Ltd. Class H..................  3,242,400  1,082,622
   Shenzhen International Holdings, Ltd................... 44,424,276  5,665,905
   Shenzhen Investment, Ltd............................... 12,442,912  4,582,178
   Shenzhou International Group Holdings, Ltd.............  1,749,000  4,937,428
  *Shougang Concord Century Holdings, Ltd.................    775,153     25,961
   #*Shougang Concord International Enterprises Co., Ltd.. 22,396,000  1,038,592
  #Shougang Fushan Resources Group, Ltd................... 20,786,000  6,803,534
  #Shui On Land, Ltd...................................... 17,840,143  5,337,070
   Sichuan Expressway Co., Ltd. Class H...................  3,964,000    965,345
   Sihuan Pharmaceutical Holdings Group, Ltd..............  8,615,000  6,214,404
  *Sijia Group Co.........................................  1,076,350    190,134
   Silver Grant International.............................  5,220,000    727,637
  *SIM Technology Group, Ltd..............................    510,000     23,306
   Sino Biopharmaceutical................................. 13,536,000  9,835,776
  *Sino Dragon New Energy Holdings, Ltd...................  2,928,000     40,337
 #*Sino Oil And Gas Holdings, Ltd......................... 44,197,766  1,241,214
  #Sino-Ocean Land Holdings, Ltd.......................... 12,586,591  6,448,362
   Sinofert Holdings, Ltd................................. 13,759,327  2,144,038
  *Sinolink Worldwide Holdings, Ltd....................... 10,218,800    921,398
   SinoMedia Holding, Ltd.................................    832,000    734,732

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

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
  #Sinopec Kantons Holdings, Ltd..........................  2,864,000 $2,608,627
  *Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.......  5,206,000  1,448,408
 #*Sinopoly Battery, Ltd.................................. 23,980,000    848,635
   Sinotrans Shipping, Ltd................................  5,003,586  1,192,471
   Sinotrans, Ltd. Class H................................  6,542,000  1,229,989
   Sinotruk Hong Kong, Ltd................................  2,947,500  1,458,316
  #SITC International Holdings Co., Ltd...................    969,000    312,067
   Skyworth Digital Holdings, Ltd.........................  9,088,892  4,634,015
  *SMI Corp., Ltd.........................................  7,948,066    169,310
  *Solargiga Energy Holdings, Ltd.........................  5,579,000    283,882
   Sparkle Roll Group, Ltd................................  6,960,000    421,025
  *SPG Land Holdings, Ltd.................................  1,309,000  1,213,796
   Springland International Holdings, Ltd.................    857,000    441,801
  *SRE Group, Ltd......................................... 15,994,346    525,347
  #Sunac China Holdings, Ltd..............................  5,986,000  4,334,484
  #Sunny Optical Technology Group Co., Ltd................  1,935,000  1,937,203
   TCC International Holdings, Ltd........................  4,185,098  1,018,603
   TCL Communication Technology Holdings, Ltd.............  2,285,198    909,205
   TCL Multimedia Technology Holdings, Ltd................  2,874,510  1,625,642
  *Tech Pro Technology Development, Ltd...................  3,106,000  1,337,227
   Tenfu Cayman Holdings Co Ltd...........................      2,000        995
  #Texhong Textile Group, Ltd.............................  1,080,000  1,784,354
   Tian An China Investment...............................  1,383,000  1,033,344
   Tian Shan Development Holdings, Ltd....................  1,196,000    357,805
  #Tiangong International Co., Ltd........................  5,884,000  1,576,512
   Tianjin Capital Environmental Protection Group Co.,
     Ltd. Class H.........................................  1,572,000    615,661
  *Tianjin Development Hldgs, Ltd.........................  2,116,000  1,186,043
   Tianjin Jinran Public Utilities Co., Ltd. Class H......    790,000    209,558
   Tianjin Port Development Holdings, Ltd.................  7,468,800    981,448
  #Tianneng Power International, Ltd......................  3,112,048  1,536,061
  #Tomson Group, Ltd......................................  1,060,443    287,001
  #Tong Ren Tang Technologies Co., Ltd. Class H...........  1,085,000  3,788,955
 #*Tonic Industries Holdings, Ltd.........................  1,208,000    458,973
  #Towngas China Co., Ltd.................................  3,786,000  3,659,446
   TPV Technology, Ltd....................................  3,915,964    772,747
   Travelsky Technology, Ltd. Class H.....................  3,804,090  2,970,527
  *Trony Solar Holdings Co., Ltd..........................  1,757,000    142,724
  #Truly International Holdings...........................  5,411,573  2,435,747
   Uni-President China Holdings, Ltd......................    998,000    905,714
 #*United Energy Group, Ltd............................... 12,848,450  1,821,827
  #Vinda International Holdings, Ltd......................  2,394,000  2,372,098
  *VODone, Ltd............................................ 13,697,600  1,129,407
  #Wasion Group Holdings, Ltd.............................  2,018,000  1,317,207
  #Weiqiao Textile Co. Class H............................  2,212,000  1,325,147
   Welling Holding, Ltd...................................  3,774,000    777,179
  #West China Cement, Ltd................................. 13,716,000  1,925,238
   Winsway Coking Coal Holdings, Ltd......................  5,706,000    319,596
   Winteam Pharmaceutical Group, Ltd......................    976,000    455,251
   Wumart Stores, Inc. Class H............................  1,440,000  2,691,257
   Xiamen International Port Co., Ltd. Class H............  5,166,000    652,572
   Xiangyu Dredging Holdings, Ltd.........................  1,211,000    321,457
  #Xingda International Holdings, Ltd.....................  4,076,000  1,943,549
   Xinhua Winshare Publishing and Media Co., Ltd. Class H.    307,103    153,588

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

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
CHINA -- (Continued)
  #Xinjiang Goldwind Science & Technology Co., Ltd.
    Class H.............................................  1,733,400 $    970,873
 #*Xinjiang Xinxin Mining Industry Co., Ltd. Class H....  3,350,598      474,578
   Xiwang Sugar Holdings Co., Ltd.......................  3,103,178      275,721
  #XTEP International Holdings..........................  2,918,000    1,323,246
 #*Yanchang Petroleum International, Ltd................ 18,300,000      860,588
   Yantai North Andre Juice Co. Class H.................    486,000      125,295
   Yashili International Holdings, Ltd..................  3,197,000    1,433,623
   Yingde Gases Group Co., Ltd..........................  3,555,500    3,229,460
   Yip's Chemical Holdings, Ltd.........................  1,332,000    1,191,314
   Youyuan International Holdings, Ltd..................    976,700      302,031
   Yuanda China Holdings, Ltd...........................  4,850,000      309,220
   Yuexiu Property Co., Ltd............................. 21,725,432    5,457,446
  #Yuexiu Transport Infrastructure, Ltd.................  2,788,018    1,426,333
  #Yuzhou Properties Co.................................  3,532,120      773,631
   Zall Development Group, Ltd..........................    465,000      168,160
   Zhaojin Mining Industry Co., Ltd.....................  1,763,000    1,192,696
   Zhejiang Expressway Co., Ltd. Class H................  5,900,000    4,975,313
  #Zhejiang Glass Co., Ltd. Class H.....................    445,000           --
   Zhengzhou Coal Mining Machinery Group Co., Ltd.
     Class H............................................    187,600      107,582
  *Zhong An Real Estate, Ltd............................  2,231,400      520,292
  #Zhongsheng Group Holdings, Ltd.......................  2,344,000    2,430,349
  *Zhuguang Holdings Group Co., Ltd.....................    306,758       69,924
   Zhuzhou CSR Times Electric Co., Ltd. Class H.........  1,702,000    4,493,730
                                                                    ------------
TOTAL CHINA.............................................             552,392,496
                                                                    ------------
COLOMBIA -- (0.0%)
   Constructora Conconcreto SA..........................    223,636      136,619
   Empresa de Telecomunicaciones de Bogota..............    679,989      139,066
  *Fabricato SA......................................... 13,706,296       83,189
   Grupo Odinsa SA......................................     38,440      160,273
   Mineros SA...........................................     41,709       64,718
                                                                    ------------
TOTAL COLOMBIA..........................................                 583,865
                                                                    ------------
HONG KONG -- (0.0%)
  *China Household Holdings, Ltd........................  2,190,000      242,763
  *China Water Industry Group, Ltd......................  1,080,000      186,593
 #*FU JI Food and Catering Services Holdings, Ltd.......    185,780       56,053
  *Newton Resources, Ltd................................    704,000       53,521
                                                                    ------------
TOTAL HONG KONG.........................................                 538,930
                                                                    ------------
HUNGARY -- (0.1%)
  *Danubius Hotel and SpA P.L.C.........................     45,091      812,674
   EGIS Pharmaceuticals P.L.C...........................     11,973    1,110,081
 #*FHB Mortgage Bank P.L.C..............................     42,493       63,562
  *Fotex Holding SE.....................................     59,579       60,827
  *PannErgy.............................................    139,592      186,603
   Zwack Unicum Rt......................................        238       13,794
                                                                    ------------
TOTAL HUNGARY...........................................               2,247,541
                                                                    ------------
INDIA -- (6.2%)
  *3M India, Ltd........................................      5,679      323,608
   Aanjaneya Lifecare, Ltd..............................     14,934        9,231

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

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
INDIA -- (Continued)
   Aban Offshore, Ltd......................................    83,207 $  362,610
  *ABG Shipyard, Ltd.......................................   125,715    564,447
  *Advanta Ltd.............................................   152,800    264,005
   Agro Tech Foods, Ltd....................................    54,133    469,894
   AIA Engineering, Ltd....................................    44,197    217,461
   Ajanta Pharma, Ltd......................................    45,290    695,270
   Akzo Nobel India, Ltd...................................    67,247  1,102,314
   Alembic Pharmaceuticals, Ltd............................   454,040  1,153,650
  *Alembic, Ltd............................................    14,757      4,586
   Allahabad Bank..........................................   871,641  1,035,015
   Allcargo Logistics, Ltd.................................     3,483      3,743
   Alok Industries, Ltd.................................... 3,793,572    425,877
   Alstom India, Ltd.......................................   127,490    696,263
   Amara Raja Batteries, Ltd...............................   388,325  1,531,447
   Amtek Auto, Ltd.........................................   561,721    581,443
   Amtek India, Ltd........................................   287,646    241,937
   Anant Raj, Ltd.......................................... 1,223,900  1,002,554
   Andhra Bank.............................................   982,247  1,038,832
  *Andhra Pradesh Paper Mills..............................    57,705    237,664
   Apollo Hospitals Enterprise, Ltd........................   107,003  1,653,178
   Apollo Tyres, Ltd.......................................   717,398    793,318
   Arvind, Ltd............................................. 1,152,732  1,496,572
   Asahi Glass Co., Ltd....................................    92,626      8,454
  *Asahi India Glass, Ltd..................................   178,126    104,055
   Ashok Leyland, Ltd...................................... 7,822,191  1,721,633
   Asian Hotels East, Ltd..................................     4,536     11,022
   Atul, Ltd...............................................    47,893    243,659
   Aurobindo Pharma, Ltd...................................   859,453  2,395,777
   Automotive Axles, Ltd...................................    19,072     67,983
   Bajaj Corp., Ltd........................................   144,460    580,197
   Bajaj Electricals, Ltd..................................   216,442    586,882
   Bajaj Finance, Ltd......................................    62,702  1,180,562
   Bajaj Finserv, Ltd......................................   126,975  1,230,907
   Bajaj Hindusthan, Ltd................................... 1,198,145    264,379
   Bajaj Holdings and Investment, Ltd......................    90,139  1,216,999
   Balkrishna Industries, Ltd..............................   146,756    506,401
   Ballarpur Industries, Ltd............................... 1,349,556    233,413
   Balmer Lawrie & Co., Ltd................................    56,620    310,456
   Balrampur Chini Mills, Ltd..............................   918,723    543,735
   Bank Of Maharashtra.....................................   849,337    615,064
   Bannari Amman Sugars, Ltd...............................    15,663    205,523
   BASF India, Ltd.........................................    48,794    416,802
   Bata India, Ltd.........................................   145,561  2,328,057
   BEML, Ltd...............................................    58,553    139,592
   Berger Paints India, Ltd................................   662,823  2,235,799
  *BF Utilities, Ltd.......................................    53,450    136,110
   BGR Energy Systems, Ltd.................................   133,521    185,749
   Bharat Forge, Ltd.......................................   546,157  1,828,580
   Bhushan Steel, Ltd......................................   393,995  2,996,824
   Biocon, Ltd.............................................   351,412  1,818,030
   Birla Corp., Ltd........................................   107,350    386,587
   Blue Dart Express, Ltd..................................    21,966    875,548
   Blue Star, Ltd..........................................   153,266    386,830

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

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
INDIA -- (Continued)
   Bombay Burmah Trading Co................................    43,374 $   68,384
   Bombay Dyeing & Manufacturing Co., Ltd..................   785,565    612,519
  *Bombay Rayon Fashions, Ltd..............................    17,322     58,784
   Brigade Enterprises, Ltd................................   100,234     82,738
   Britannia Industries, Ltd...............................   230,022  2,645,006
   Capital First, Ltd......................................    68,029    145,349
   Carborundum Universal, Ltd..............................   329,688    557,768
   Central Bank Of India................................... 1,424,068  1,309,061
  *Century Plyboards India, Ltd............................   137,796     72,305
   Century Textiles & Industries, Ltd......................   327,287  1,182,761
   CESC, Ltd...............................................   541,425  2,887,137
   Chambal Fertilizers & Chemicals, Ltd....................   830,424    480,225
   Chennai Petroleum Corp., Ltd............................   211,331    250,952
   Cholamandalam Investment and Finance Co., Ltd...........    71,956    269,875
   City Union Bank, Ltd.................................... 1,261,325    978,553
   Clariant Chemicals India, Ltd...........................    36,800    306,213
   Claris Lifesciences, Ltd................................    95,636    267,930
   CMC, Ltd................................................    60,897  1,203,809
   Core Education & Technologies, Ltd......................   189,175     71,048
   Coromandel International, Ltd...........................   461,112  1,276,146
   Corp. Bank..............................................   217,190  1,026,403
   Cox & Kings, Ltd........................................   204,677    334,149
   Crompton Greaves, Ltd................................... 1,540,889  2,135,878
   Dalmia Bharat, Ltd......................................    57,965     99,596
   DB Corp., Ltd...........................................    36,577    149,098
  *DB Realty, Ltd..........................................   790,475    698,305
   DCM Shriram Consolidated................................   226,441    204,788
   Deepak Fertilisers & Petrochemicals Corp., Ltd..........   147,728    205,635
   Delta Corp., Ltd........................................   535,652    443,989
  *DEN Networks, Ltd.......................................   343,697    947,340
   Dena Bank...............................................   127,628    112,314
  *Development Credit Bank, Ltd............................ 1,459,229  1,105,392
   Dewan Housing Finance Corp., Ltd........................   110,571    234,524
  *Dish TV India, Ltd...................................... 2,923,883  2,386,656
  *Dredging Corp. Of India, Ltd............................    21,673     59,196
   eClerx Services, Ltd....................................    28,117    334,287
   Edelweiss Financial Services, Ltd.......................   353,351    172,433
   Educomp Solutions, Ltd..................................   382,446    157,522
   Eicher Motors, Ltd......................................    48,150  2,767,918
   EID Parry India, Ltd....................................   333,058    675,285
   EIH, Ltd................................................   479,843    377,672
   Elder Pharmaceuticals, Ltd..............................    41,972    212,330
   Electrosteel Castings, Ltd..............................   126,195     21,295
  *Electrosteel Steels, Ltd................................    78,502      3,665
   Elgi Equipments, Ltd....................................   224,474    291,941
   Emami, Ltd..............................................   123,047    949,346
   Engineers India, Ltd....................................   242,185    547,726
   Entertainment Network India, Ltd........................    48,584    169,103
   Era Infra Engineering, Ltd..............................   435,720  1,071,232
   Eros International Media, Ltd...........................   224,021    458,697
   Escorts, Ltd............................................   364,793    461,769
   Ess Dee Aluminium, Ltd..................................    71,232    567,144
  *Essar Oil, Ltd.......................................... 1,580,840  1,338,568

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
INDIA -- (Continued)
   Essar Ports, Ltd........................................   433,651 $  492,487
  *Essar Shipping, Ltd.....................................   112,311     31,206
   Essel Propack, Ltd......................................   100,852     64,021
   FAG Bearings India, Ltd.................................    28,675    588,335
   FDC, Ltd................................................   316,669    458,959
   Federal Bank, Ltd.......................................   734,274  4,210,812
  *Federal-Mogul Goetze India, Ltd.........................    61,495    205,719
   Financial Technologies India, Ltd.......................   185,665  1,650,712
   Finolex Cables, Ltd.....................................   211,462    189,949
   Finolex Industries, Ltd.................................   288,984    589,178
  *Fortis Healthcare, Ltd..................................   630,884  1,012,162
  *Fresenius Kabi Oncology, Ltd............................   312,263    751,396
   Future Lifestyle Fashions, Ltd..........................    21,869     15,861
   Future Retail, Ltd......................................     2,575      3,463
  *Future Ventures India, Ltd..............................   651,339     72,335
   Gammon India, Ltd.......................................   105,203     21,500
  *Gammon Infrastructure Projects, Ltd.....................    31,009      4,207
   Gateway Distriparks, Ltd................................   272,978    483,898
   Geodesic, Ltd...........................................     6,444        403
   Gillette India, Ltd.....................................    12,757    449,940
   Gitanjali Gems, Ltd.....................................   307,439    365,446
  *GMR Infrastructure, Ltd................................. 7,563,199  1,598,964
   Godfrey Phillips India, Ltd.............................     3,364    165,318
   Godrej Industries, Ltd..................................   212,412    916,245
   Godrej Properties, Ltd..................................   106,659    837,604
  *Gokul Refoils & Solvent, Ltd............................    27,697      6,437
   Graphite India, Ltd.....................................   281,800    287,177
   Gravita India, Ltd......................................    70,901     26,696
   Great Eastern Shipping Co., Ltd. (The)..................   393,396  1,423,941
   Greaves Cotton, Ltd.....................................   497,355    482,234
   Grindwell Norton, Ltd...................................    18,171     66,806
   Gruh Finance, Ltd.......................................   111,195    383,238
  *GTL Infrastructure, Ltd................................. 1,990,727     62,329
   Gujarat Alkalies & Chemicals, Ltd.......................   178,029    478,255
   Gujarat Fluorochemicals, Ltd............................   156,927    658,519
   Gujarat Gas Co., Ltd....................................    49,046    141,115
   Gujarat Industries Power Co., Ltd.......................    44,878     46,058
   Gujarat Mineral Development Corp., Ltd..................   511,414    720,106
   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.....   211,883    256,079
   Gujarat NRE Coke, Ltd................................... 1,789,527    416,902
  *Gujarat Pipavav Port, Ltd...............................       935        757
   Gujarat State Fertilisers & Chemicals, Ltd..............   684,362    608,695
   Gujarat State Petronet, Ltd.............................   936,908    768,094
   Gulf Oil Corp., Ltd.....................................   118,401    144,904
  *GVK Power & Infrastructure, Ltd......................... 5,337,424    512,575
  *Hathway Cable & Datacom, Ltd............................   263,336  1,180,068
   Havells India, Ltd......................................   262,777  2,623,621
  *HCL Infosystems, Ltd....................................   690,722    337,641
   HEG, Ltd................................................    64,966    165,567
  *HeidelbergCement India, Ltd.............................   411,053    231,868
  *Hexa Tradex, Ltd........................................    73,518     15,825
   Hexaware Technologies, Ltd.............................. 1,287,701  2,497,885
  *Himachal Futuristic Communications, Ltd................. 2,755,277    356,017

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

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
INDIA -- (Continued)
   Hinduja Global Solutions, Ltd...........................    35,626 $  162,970
   Hinduja Ventures, Ltd...................................    36,075    201,556
  *Hindustan Construction Co., Ltd......................... 2,735,355    359,417
  *Hindustan Oil Exploration Co., Ltd......................   208,275     85,934
   Hindustan Petroleum Corp., Ltd..........................    95,730    331,442
   Honeywell Automation India, Ltd.........................    13,295    542,147
  *Hotel Leela Venture, Ltd................................   560,016    156,633
  *Housing Development & Infrastructure, Ltd............... 2,752,536  1,522,512
   HSIL, Ltd...............................................   101,318    129,184
   HT Media, Ltd...........................................   106,598    173,420
   ICRA, Ltd...............................................    12,089    223,003
   IDBI Bank, Ltd..........................................    39,625     42,092
   IL&FS Transportation Networks, Ltd......................    80,383    158,367
   India Cements, Ltd...................................... 1,591,515  1,357,643
   India Infoline, Ltd..................................... 1,083,761    906,852
  *Indiabulls Housing Finance, Ltd.........................   357,294  1,597,114
   Indian Bank.............................................   218,625    290,966
   Indian Hotels Co., Ltd.................................. 2,327,743  1,682,691
   Indian Overseas Bank.................................... 1,375,764    954,070
   Indo Rama Synthetics India..............................    40,886      9,330
   Indoco Remedies, Ltd....................................    92,250     92,267
   Indraprastha Gas, Ltd...................................   468,548  2,022,249
   Info Edge India, Ltd....................................   106,467    552,425
   Infotech Enterprises, Ltd...............................   187,578    555,289
   ING Vysya Bank, Ltd.....................................    21,126    179,356
   Ingersoll-Rand India, Ltd...............................    38,417    215,436
   Ipca Laboratories, Ltd..................................   370,908  4,047,865
   IRB Infrastructure Developers, Ltd......................   830,506    993,019
  *IVRCL, Ltd.............................................. 1,369,749    262,293
   Jagran Prakashan, Ltd...................................   382,614    590,822
   Jai Corp., Ltd..........................................   461,276    314,038
   Jain Irrigation Systems, Ltd............................ 1,786,745  1,472,294
  *Jaiprakash Power Ventures, Ltd.......................... 3,039,853    496,870
   Jammu & Kashmir Bank, Ltd...............................   141,343  2,593,571
   Jaypee Infratech, Ltd................................... 1,591,065    463,253
   JB Chemicals & Pharmaceuticals, Ltd.....................    31,979     41,754
   JBF Industries, Ltd.....................................   141,994    205,368
  *Jet Airways India, Ltd..................................   159,407    927,918
   Jindal Drilling & Industries, Ltd.......................    13,908     38,028
   Jindal Poly Films, Ltd..................................    90,006    166,588
  *Jindal Poly Investments and Finance Co., Ltd............    22,502      1,924
   Jindal Saw, Ltd.........................................   798,003    563,528
  *Jindal Stainless, Ltd...................................   300,336    219,918
   JK Cement, Ltd..........................................   111,995    331,767
   JK Lakshmi Cement, Ltd..................................   204,789    206,016
   JM Financial, Ltd....................................... 2,073,645    681,065
   JSW Energy, Ltd.........................................    62,695     43,028
   JSW Steel, Ltd..........................................    49,236    464,229
  *Jubilant Foodworks, Ltd.................................   194,337  3,593,925
   Jubilant Life Sciences, Ltd.............................   293,887    440,408
   Jyothy Laboratories, Ltd................................   374,188  1,010,937
   Kajaria Ceramics, Ltd...................................   156,071    617,554
   Kakinada Fertilizers, Ltd...............................   632,948    116,690

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
INDIA -- (Continued)
   Kalpataru Power Transmission, Ltd.......................   157,293 $  161,146
   Kansai Nerolac Paints, Ltd..............................    10,598    204,792
   Karnataka Bank, Ltd..................................... 1,102,239  1,448,921
   Karur Vysya Bank, Ltd...................................   171,693  1,086,066
   Kaveri Seed Co., Ltd....................................    25,347    620,944
   KEC International, Ltd..................................   431,173    197,599
   Kesoram Industries, Ltd.................................   135,165    125,328
   Kewal Kiran Clothing, Ltd...............................     1,598     19,400
   Kirloskar Brothers, Ltd.................................       817      2,019
   Kirloskar Oil Engines, Ltd..............................   218,179    561,880
   KPIT Cummins Infosystems, Ltd...........................   665,657  1,378,455
   KSB Pumps, Ltd..........................................    27,708     92,637
  *KSK Energy Ventures, Ltd................................    63,482     60,535
   Lakshmi Machine Works, Ltd..............................    19,343    562,775
   Lakshmi Vilas Bank, Ltd.................................   264,553    284,850
  *Lanco Infratech, Ltd.................................... 4,879,446    424,133
   Madras Cements, Ltd.....................................   388,181  1,024,452
  *Mahanagar Telephone Nigam...............................   887,194    204,587
   Maharashtra Seamless, Ltd...............................   108,527    349,999
   Mahindra & Mahindra Financial Services, Ltd.............   501,725  1,931,369
   Mahindra Holidays & Resorts India, Ltd..................    44,697    183,642
   Mahindra Lifespace Developers, Ltd......................    61,546    448,643
   Man Infraconstruction, Ltd..............................    29,908     59,692
   Mandhana Industries, Ltd................................    54,218    205,632
   Mangalore Refinery & Petrochemicals, Ltd................    46,799     25,010
   Marico, Ltd.............................................   356,926  1,225,672
   MAX India, Ltd..........................................   717,463  2,246,236
   McLeod Russel India, Ltd................................   298,850  1,410,653
  *Mercator, Ltd...........................................   649,167    106,228
   Merck, Ltd..............................................    20,801    191,846
   MindTree, Ltd...........................................    55,356    869,816
   MOIL, Ltd...............................................   158,280    490,841
   Monnet Ispat & Energy, Ltd..............................    84,484    148,727
   Monsanto India, Ltd.....................................    27,206    280,693
   Motherson Sumi Systems, Ltd.............................   942,233  3,126,575
   Motilal Oswal Financial Services, Ltd...................    18,723     24,215
   Mphasis, Ltd............................................   201,603  1,332,508
   MRF, Ltd................................................     7,769  1,700,808
  *Nagarjuna Oil Refinery, Ltd.............................   575,408     28,517
   Nahar Capital and Financial Services, Ltd...............     6,766      3,955
   Nahar Polyfilms, Ltd....................................    24,000      5,277
   Natco Pharma, Ltd.......................................    82,080    822,303
   Nava Bharat Ventures, Ltd...............................    13,117     38,849
   Navneet Publications India, Ltd.........................   383,995    362,951
   NCC, Ltd................................................ 1,585,471    607,185
   NESCO, Ltd..............................................    38,589    457,914
   NIIT Technologies, Ltd..................................   223,812    884,111
   NIIT, Ltd...............................................   167,888     42,549
   Nitin Fire Protection Industries, Ltd...................   618,739    534,719
   Noida Toll Bridge Co., Ltd..............................   180,315     65,301
   Oberoi Realty, Ltd......................................    27,441     90,451
   OCL India, Ltd..........................................    51,578    107,026
  *OMAXE, Ltd..............................................   384,234    877,703

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
INDIA -- (Continued)
   Opto Circuits India, Ltd................................   489,236 $  194,538
   Orchid Chemicals & Pharmaceuticals, Ltd.................   137,657     85,064
   Orient Cement Ltd.......................................   351,095    190,546
   Orient Paper & Industries, Ltd..........................   263,681     23,868
   Oriental Bank of Commerce...............................   553,378  1,422,617
   Orissa Minerals Development Co., Ltd....................     9,760    308,292
  *Oswal Chemicals & Fertilizers...........................    29,723      6,606
   Page Industries, Ltd....................................    15,378  1,100,960
  *Panacea Biotec, Ltd.....................................    56,319     90,037
  *Parsvnath Developers, Ltd...............................   651,340    301,376
   Peninsula Land, Ltd.....................................   409,839    224,112
   Persistent Systems, Ltd.................................    58,118    498,271
  *Peter England Fashions and Retail, Ltd..................       515      1,313
   Petronet LNG, Ltd.......................................    53,993    103,448
   Pfizer, Ltd.............................................    17,895    311,035
   Phoenix Mills, Ltd......................................   185,068    739,768
   PI Industries, Ltd......................................    27,020     56,742
   Pidilite Industries, Ltd................................   680,118  3,015,673
  *Pipavav Defence & Offshore Engineering Co., Ltd......... 1,461,624  1,614,864
   Piramal Enterprises, Ltd................................   237,828  2,150,915
  *Plethico Pharmaceuticals, Ltd...........................    68,473    100,257
   Polaris Financial Technology, Ltd.......................   228,739    375,602
   Praj Industries, Ltd....................................   112,064     61,429
   Prakash Industries, Ltd.................................    15,110      7,489
   Prestige Estates Projects, Ltd..........................   407,526    866,469
  *Prime Focus, Ltd........................................   161,855     79,729
   Prism Cement, Ltd.......................................   652,290    277,431
   Procter & Gamble Hygiene & Health Care, Ltd.............     4,185    193,534
  *PTC India Financial Services, Ltd.......................   665,034    129,342
   PTC India, Ltd.......................................... 1,400,495  1,028,774
   Punj Lloyd, Ltd......................................... 1,726,653    755,559
   Punjab & Sind Bank......................................   281,477    220,826
   Radico Khaitan, Ltd.....................................   393,977    603,406
   Rain Commodities, Ltd...................................   546,486    313,654
   Rajesh Exports, Ltd.....................................   106,849    175,011
   Rallis India, Ltd.......................................   495,799  1,119,117
   Raymond, Ltd............................................   245,800    752,755
   Redington India, Ltd....................................   801,372    755,902
   REI Agro, Ltd........................................... 3,516,058    589,210
  *REI Six Ten Retail, Ltd.................................   159,806      1,441
   Rolta India, Ltd........................................   700,911    650,078
   Ruchi Soya Industries, Ltd..............................   516,585    451,405
   S Mobility, Ltd.........................................    70,822     34,584
   Sadbhav Engineering, Ltd................................   125,707    145,194
   Sanofi India, Ltd.......................................    24,044    947,312
  *Sanwaria Agro Oils, Ltd.................................   178,625     76,487
   Schneider Electric Infrastructure, Ltd..................   252,369    263,624
  *Shipping Corp. of India, Ltd............................ 1,010,135    488,730
   Shiv-Vani Oil & Gas Exploration Services, Ltd...........     1,193        330
   Shoppers Stop, Ltd......................................   162,262    946,029
   Shree Cement, Ltd.......................................     7,864    569,874
  *Shree Renuka Sugars, Ltd................................ 2,575,579    726,342
   Simplex Infrastructures, Ltd............................     1,045      1,050

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
INDIA -- (Continued)
   Sintex Industries, Ltd.................................  1,619,520 $  702,753
  *SITI Cable Network, Ltd................................    422,005    118,786
   SJVN, Ltd..............................................    530,895    167,581
   SKF India, Ltd.........................................     76,599    631,199
   Sobha Developers, Ltd..................................    329,228  1,562,169
   Solar Industries India, Ltd............................     25,572    346,991
   South Indian Bank, Ltd.................................  1,981,190    748,969
   SREI Infrastructure Finance, Ltd.......................    297,648     96,297
   SRF, Ltd...............................................    111,948    248,025
   Star Ferro and Cement, Ltd.............................    137,796     11,671
   State Bank of Bikaner & Jaipur.........................     80,657    471,546
  *Sterling Biotech, Ltd..................................    305,767     25,057
   Sterlite Technologies, Ltd.............................    745,823    230,006
   Strides Arcolab, Ltd...................................    338,221  3,225,908
   Styrolution ABS India, Ltd.............................     23,441    140,547
  *Sun Pharma Advanced Research Co., Ltd..................    545,127  1,117,730
   Sundaram Finance, Ltd..................................     34,562    294,014
   Sundaram-Clayton, Ltd..................................      3,890     18,569
   Sundram Fasteners, Ltd.................................    306,501    170,342
   Supreme Industries, Ltd................................    174,636    989,997
   Supreme Petrochem, Ltd.................................    103,075    101,313
  *Surana Industries, Ltd.................................     14,879     16,887
  *Suzlon Energy, Ltd.....................................  7,128,765    821,355
   Swaraj Engines, Ltd....................................      3,100     24,552
   Syndicate Bank.........................................  1,056,596  1,523,714
   Tata Chemicals, Ltd....................................    328,017  1,392,925
   Tata Communications, Ltd...............................    478,854  1,164,066
   Tata Communications, Ltd. ADR..........................     95,545    439,507
   Tata Elxsi, Ltd........................................     51,574    157,635
   Tata Global Beverages, Ltd.............................  1,757,293  4,623,183
   Tata Investment Corp., Ltd.............................     26,714    159,302
  *Tata Teleservices Maharashtra, Ltd.....................  2,334,480    255,832
   Tech Mahindra, Ltd.....................................    170,401  3,492,973
   Techno Electric & Engineering Co., Ltd.................     55,792     77,308
   Texmaco Rail & Engineering, Ltd........................    158,653     72,990
   Thermax, Ltd...........................................    191,390  1,830,511
   Time Technoplast, Ltd..................................     99,668     60,832
   Timken India, Ltd......................................     42,048    109,566
   Titagarh Wagons, Ltd...................................     17,656     21,788
   Torrent Pharmaceuticals, Ltd...........................    163,711  1,154,902
   Torrent Pharmaceuticals, Ltd. (B0XPSB8)................    163,711  1,155,196
   Torrent Power, Ltd.....................................    255,846    313,087
   Trent, Ltd.............................................     46,357    758,372
   Triveni Turbine, Ltd...................................    179,367    140,056
   TTK Prestige, Ltd......................................     29,300  1,741,926
   Tube Investments of India, Ltd.........................    428,458    980,420
  *Tulip Telecom, Ltd.....................................     73,866      8,958
  *TV18 Broadcast, Ltd....................................  2,751,045    797,244
   TVS Motor Co., Ltd.....................................  1,379,292    698,223
   UCO Bank...............................................  1,185,324  1,178,906
   Uflex, Ltd.............................................     11,351      9,673
   Unichem Laboratories, Ltd..............................    226,126    616,907
  *Unitech, Ltd........................................... 12,550,150  3,432,539

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CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
   United Bank of India...............................     473,585 $    276,042
   United Phosphorus, Ltd.............................   1,580,493    3,309,940
   Usha Martin, Ltd...................................     643,299      244,222
  *Uttam Galva Steels, Ltd............................     115,379       86,090
  *Uttam Value Steels, Ltd............................      42,051        4,793
   V-Guard Industries, Ltd............................      81,775      712,915
   Vakrangee Software, Ltd............................     248,016      195,827
  *Vardhman Special Steels, Ltd.......................      15,258        3,441
   Vardhman Textiles, Ltd.............................      79,246      370,099
   Vesuvius India, Ltd................................       1,802       10,906
   Videocon Industries, Ltd...........................     577,596    1,614,005
   Vijaya Bank........................................   1,183,699      782,577
   VIP Industries, Ltd................................     280,314      213,927
   Voltas, Ltd........................................     926,356    1,194,649
   VST Industries, Ltd................................      15,968      420,622
   WABCO India, Ltd...................................       8,387      238,287
   Welspun Corp., Ltd.................................     693,755      412,149
   Wyeth, Ltd.........................................      39,587      442,603
   Zensar Technologies, Ltd...........................     104,999      380,893
   Zuari Agro Chemicals, Ltd..........................      42,970       57,326
   Zuari Global, Ltd..................................      32,457       23,691
   Zydus Wellness, Ltd................................      64,359      649,175
                                                                   ------------
TOTAL INDIA...........................................              250,793,991
                                                                   ------------
INDONESIA -- (4.0%)
   Ace Hardware Indonesia Tbk PT......................  21,170,000    1,483,771
   Adhi Karya Persero Tbk PT..........................   8,423,000    2,519,214
  *Agis Tbk PT........................................  12,930,500      477,715
   Agung Podomoro Land Tbk PT.........................  32,619,000    1,047,088
   AKR Corporindo Tbk PT..............................  13,595,200    5,708,735
   Alam Sutera Realty Tbk PT..........................  78,688,000    5,351,364
   Aneka Tambang Persero Tbk PT.......................  27,240,000    3,073,624
   Arwana Citramulia Tbk PT...........................  13,466,000    1,087,536
   Asahimas Flat Glass Tbk PT.........................     983,000      755,350
   Astra Graphia Tbk PT...............................   2,211,000      285,961
  *Bakrie and Brothers Tbk PT......................... 319,498,500    1,554,359
   Bakrie Sumatera Plantations Tbk PT.................  69,505,000      351,727
  *Bakrie Telecom Tbk PT..............................  80,514,398      391,819
  *Bakrieland Development Tbk PT...................... 204,925,750      995,587
   Bank Bukopin Tbk PT................................  24,854,666    1,593,781
  *Bank Pan Indonesia Tbk PT..........................  16,708,000    1,023,713
   Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
     PT...............................................  15,554,000    1,604,247
  *Bank Permata Tbk PT................................     293,000       46,258
   Bank Tabungan Negara Persero Tbk PT................  21,823,749    2,212,157
  *Barito Pacific Tbk PT..............................  11,088,500      457,960
  *Benakat Petroleum Energy Tbk PT....................  77,552,500      950,722
   Berau Coal Energy Tbk PT...........................  31,804,500      481,944
  *Berlian Laju Tanker Tbk PT.........................  35,106,366           --
   Bhakti Investama Tbk PT............................ 113,208,900    4,833,406
   Bisi International PT..............................   8,967,500      540,942
  *Borneo Lumbung Energi & Metal Tbk PT...............  25,291,500      726,782
  *Budi Acid Jaya Tbk PT..............................   5,947,000       55,517
  *Bumi Resources Minerals Tbk PT.....................   7,618,000      162,443

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

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CONTINUED


                                                            SHARES     VALUE++
                                                          ----------- ----------
INDONESIA -- (Continued)
   Bumi Serpong Damai PT.................................     555,200 $   85,135
   BW Plantation Tbk PT..................................  11,348,000    806,017
  *Central Proteinaprima Tbk PT..........................  21,920,000    106,641
  *Chandra Asri Petrochemical Tbk PT.....................      13,500      3,468
   Charoen Pokphand Indonesia Tbk PT.....................   6,711,500  2,805,711
   Ciputra Development Tbk PT............................  59,766,080  6,689,467
   Ciputra Property Tbk PT...............................  17,721,000  1,583,772
   Ciputra Surya Tbk PT..................................   6,071,500  1,577,118
   Citra Marga Nusaphala Persada Tbk PT..................  12,250,000  3,658,390
   Clipan Finance Indonesia Tbk PT.......................   1,482,000     56,610
  *Darma Henwa Tbk PT....................................  72,303,600    351,757
  *Davomas Abadi Tbk PT..................................  37,629,500         --
  *Delta Dunia Makmur Tbk PT.............................  36,242,000    408,681
   Elnusa Tbk PT.........................................   6,082,500    153,725
  *Energi Mega Persada Tbk PT............................ 238,707,500  2,434,751
  *Erajaya Swasembada Tbk PT.............................   3,132,000    529,965
   Ever Shine Textile Tbk PT.............................   3,654,640     59,918
  *Exploitasi Energi Indonesia Tbk PT....................  50,011,000  1,313,880
  *Fajar Surya Wisesa Tbk PT.............................     672,500    160,294
   Gajah Tunggal Tbk PT..................................  11,176,500  2,851,487
  *Garda Tujuh Buana Tbk PT..............................     224,500     48,056
  *Garuda Indonesia Persero Tbk PT.......................  27,753,000  1,349,646
   Gozco Plantations Tbk PT..............................  12,307,700    145,801
  *Hanson International Tbk PT...........................  29,090,500  1,780,056
   Harum Energy Tbk PT...................................   5,907,500  1,494,072
   Hexindo Adiperkasa Tbk PT.............................   1,496,000    727,455
   Holcim Indonesia Tbk PT...............................   5,818,000  1,484,984
  *Indah Kiat Pulp & Paper Corp. Tbk PT..................  16,731,500  1,692,810
   Indika Energy Tbk PT..................................  11,053,000    666,155
   Indo-Rama Synthetics Tbk PT...........................     485,000     58,779
  *Inovisi Infracom Tbk PT...............................   1,614,667    229,051
   Intiland Development Tbk PT...........................  27,457,032  1,067,080
   Japfa Comfeed Indonesia Tbk PT........................  24,470,000  2,901,742
   Jaya Real Property Tbk PT.............................   1,967,500    947,862
   Kawasan Industri Jababeka Tbk PT...................... 110,952,445  3,123,417
   Krakatau Steel Persero Tbk PT.........................  11,548,000    545,387
  *Lippo Cikarang Tbk PT.................................   2,907,500  1,779,166
   Malindo Feedmill Tbk PT...............................   7,671,000  2,328,067
   Matahari Putra Prima Tbk PT...........................  12,660,128  2,985,956
   Mayora Indah Tbk PT...................................   2,815,500  8,756,270
   Medco Energi Internasional Tbk PT.....................   9,728,000  1,694,158
   Media Nusantara Citra Tbk PT..........................     853,485    257,178
   Mitra Adiperkasa Tbk PT...............................   7,113,000  4,015,709
  *Mitra International Resources Tbk PT..................   6,855,000     39,298
   Modern Internasional Tbk PT...........................   4,017,800    351,309
  *Modernland Realty Tbk PT..............................   8,535,500    680,959
   Multipolar Corp. Tbk PT...............................  34,761,000  1,792,051
   Multistrada Arah Sarana Tbk PT........................   6,875,500    267,450
   Nippon Indosari Corpindo Tbk PT.......................     696,500    491,308
  *Nusantara Infrastructure Tbk PT.......................  38,900,500    889,338
   Pabrik Kertas Tjiwi Kimia Tbk PT......................     557,500    102,367
   Pakuwon Jati Tbk PT...................................  70,747,200  2,614,107
   Pan Brothers Tbk PT...................................     207,000     10,677

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CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
INDONESIA -- (Continued)
  *Panasia Indo Resources Tbk PT.......................      79,000 $      4,958
  *Panin Financial Tbk PT..............................  98,786,000    1,793,633
   Panin Insurance Tbk PT..............................   8,124,500      552,961
   Panin Sekuritas Tbk PT..............................      31,500       15,522
   Pembangunan Perumahan Persero Tbk PT................  13,996,500    1,930,470
   Perusahaan Perkebunan London Sumatra Indonesia Tbk
     PT................................................  19,487,000    2,121,671
  *Petrosea Tbk PT.....................................   4,048,000      468,167
  *Polaris Investama Tbk PT............................   2,730,500      259,036
  *Polychem Indonesia Tbk PT...........................   5,392,000      136,193
   PT Texmaco Jaya Tbk.................................      93,000           --
   Ramayana Lestari Sentosa Tbk PT.....................  23,532,000    3,017,255
  *Resource Alam Indonesia Tbk PT......................   2,594,000      365,684
   Salim Ivomas Pratama Tbk PT.........................   6,690,000      449,484
  *Samindo Resources Tbk PT............................     879,750       38,964
   Sampoerna Agro PT...................................   5,147,500      783,815
   Samudera Indonesia Tbk PT...........................     142,500       48,182
   Selamat Sempurna Tbk PT.............................   5,414,500    1,290,335
  *Sentul City Tbk PT.................................. 198,365,500    4,821,387
   Sinar Mas Agro Resources and Technology Tbk PT......   1,037,460      847,812
  *Sugih Energy Tbk PT.................................  48,115,000    1,962,756
   Summarecon Agung Tbk PT.............................  67,493,064    6,563,327
  *Sunson Textile Manufacturer Tbk PT..................   2,325,500       24,098
  *Surabaya Agung Industri Pulp & Kertas Tbk PT........      64,500        1,255
   Surya Dumai Industri Tbk............................   3,298,500           --
   Surya Semesta Internusa Tbk PT......................  30,722,000    2,806,333
   Suryainti Permata Tbk PT............................   7,252,000           --
   Tiga Pilar Sejahtera Food Tbk.......................  15,893,000    2,025,077
   Timah Persero Tbk PT................................  14,327,500    1,599,356
   Total Bangun Persada Tbk PT.........................  10,659,500    1,036,026
  *Tower Bersama Infrastructure Tbk PT.................   1,804,000      999,956
  *Trada Maritime Tbk PT...............................  38,168,513    5,047,501
   Trias Sentosa Tbk PT................................  38,725,600    1,190,193
  *Trimegah Securities Tbk PT..........................   9,741,000       72,074
  *Truba Alam Manunggal Engineering PT.................  21,316,500      103,705
   Tunas Baru Lampung Tbk PT...........................  11,087,000      500,661
   Tunas Ridean Tbk PT.................................  13,838,000    1,009,713
   Ultrajaya Milk Industry & Trading Co. Tbk PT........   3,595,500    1,642,200
   Unggul Indah Cahaya Tbk PT..........................      48,239        9,622
   Wijaya Karya Persero Tbk PT.........................  16,679,500    3,367,308
                                                                    ------------
TOTAL INDONESIA........................................              161,634,920
                                                                    ------------
ISRAEL -- (0.0%)
   Feuchtwanger Investments, Ltd.......................       4,200           --
   Knafaim Holdings, Ltd...............................         578        1,481
  *Knafaim Holdings, Ltd. (6482527)....................      19,085       45,219
  *Metis Capital, Ltd..................................         919           --
                                                                    ------------
TOTAL ISRAEL...........................................                   46,700
                                                                    ------------
MACEDONIA -- (0.0%)
   Daeho International Corp............................         543           --
   Hankook Synthetics, Inc.............................         550           --

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
MACEDONIA -- (Continued)
   ZeroOne Interactive Co., Ltd...........................      3,200 $       --
                                                                      ----------
TOTAL MACEDONIA...........................................                    --
                                                                      ----------
MALAYSIA -- (5.5%)
   Adventa Bhd............................................      4,600      1,057
   Aeon Co. M Bhd.........................................  1,071,100  5,118,503
   Aeon Credit Service M Bhd..............................     46,800    262,530
   Affin Holdings Bhd.....................................  1,174,500  1,529,980
  *Alam Maritim Resources Bhd.............................  2,520,300  1,147,798
   Allianz Malaysia Bhd...................................      3,600     11,046
   Amway Malaysia Hldgs...................................    399,300  1,497,677
   Ann Joo Resources Bhd..................................  1,116,650    447,318
   Anson Perdana Berhad...................................     10,000         --
   APM Automotive Holdings Bhd............................    418,300    693,802
   Asas Dunia BHD.........................................    100,400     52,670
   Benalec Holdings BHD...................................  3,915,600  1,604,094
   Berjaya Assets BHD.....................................    810,100    216,837
   Berjaya Corp. Bhd...................................... 17,080,700  3,050,442
   Berjaya Land Bhd.......................................  3,734,000  1,046,725
   BIMB Holdings Bhd......................................  2,608,800  3,229,649
   Bintulu Port Holdings Bhd..............................     25,900     58,720
   BLD Plantation Bhd.....................................     21,400     57,032
   Bonia Corp. Bhd........................................     21,400     18,591
  *Boustead Heavy Industries Corp. Bhd....................      5,400      4,073
   Boustead Holdings Bhd..................................    999,572  1,617,699
   Bursa Malaysia Bhd.....................................  3,459,000  8,299,022
   Cahya Mata Sarawak Bhd.................................  1,012,300  1,677,536
   Can-One Bhd............................................    425,200    434,836
   Carlsberg Brewery Malaysia Bhd Class B.................    982,500  4,452,049
   Carotech Berhad........................................    230,650      1,422
   CB Industrial Product Holding Bhd......................  1,242,620  1,049,354
   Chin Teck Plantations BHD..............................     33,000     92,077
   Coastal Contracts Bhd..................................    871,366    722,156
   CSC Steel Holdings Bhd.................................    564,800    226,278
   Cycle & Carriage Bintang BHD...........................     15,000     11,549
   Cypark Resources Bhd...................................    959,600    596,773
   Daibochi Plastic & Packaging Industry Bhd..............     46,200     48,835
   Datuk Keramik Holdings Berhad..........................     24,000         --
   Daya Materials Bhd.....................................  4,079,600    314,099
   Dayang Enterprise Holdings Bhd.........................  1,068,131  1,572,729
   DiGi.Com Bhd...........................................    226,300    324,223
   Dijaya Corp. Bhd.......................................  1,777,800    969,459
   DRB-Hicom Bhd..........................................  6,113,000  4,783,709
   Dutch Lady Milk Industries BHD.........................    136,600  1,941,041
   Eastern & Oriental Bhd.................................  5,551,900  3,405,540
   ECM Libra Financial Group Bhd..........................    444,266    113,035
   Eng Kah Corp. Bhd......................................     21,890     20,775
   Evergreen Fibreboard Bhd...............................  1,239,400    194,766
   Eversendai Corp. Bhd...................................    821,200    381,936
   Faber Group BHD........................................  1,564,500    850,953
   FAR East Holdings BHD..................................     61,500    137,321
   Fountain View Development Berhad.......................    808,200         --
   Fraser & Neave Holdings Bhd............................    145,000    818,152

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
   George Kent Malaysia BHD...............................    34,200 $   11,899
   Globetronics Technology BHD............................ 1,003,060    794,332
   Glomac Bhd............................................. 2,341,500    866,144
  *Golden Plus Holding BHD................................   216,000         --
  *Goldis BHD.............................................   586,677    359,942
  *Green Packet Bhd.......................................   347,100     35,789
   Guan Chong Bhd.........................................   212,100    111,145
   Guinness Anchor Bhd....................................   798,400  4,429,608
   GuocoLand Malaysia Bhd................................. 1,164,900    419,668
   Hai-O Enterprise BHD...................................   638,980    527,871
   HAP Seng Consolidated Bhd.............................. 5,774,540  3,522,243
   Hap Seng Plantations Holdings Bhd...................... 1,468,600  1,217,459
   Hartalega Holdings Bhd................................. 1,461,900  2,929,466
   Hiap Teck Venture Bhd..................................   220,800     38,424
  *HO WAH Genting BHD..................................... 3,176,000    220,361
   Hock Seng LEE BHD...................................... 1,253,616    769,524
   Hong Leong Industries Bhd..............................   605,900    972,421
  *Hovid Bhd..............................................   922,600     68,384
   Hua Yang Bhd...........................................   823,800    787,635
   Hunza Properties Bhd...................................   291,300    184,852
   HwangDBS Malaysia BHD..................................   476,900    556,070
   IGB Corp. Bhd.......................................... 5,558,855  4,337,561
   IGB REIT...............................................   231,738     89,942
   IJM Land Bhd........................................... 2,958,100  2,587,859
   IJM Plantations Bhd.................................... 1,615,100  1,494,275
   Inch Kenneth Kajang Rubber............................. 1,045,300    289,855
   Insas Bhd.............................................. 2,166,381    353,743
   Integrated Logistics Bhd...............................   260,515    142,223
   Integrax BHD...........................................    36,600     19,728
   Iris Corp. Bhd......................................... 5,978,600    368,454
  *JAKS Resources Bhd..................................... 2,839,900    402,418
   Jaya Tiasa Holdings BHD................................ 1,610,727  1,038,488
   JCY International Bhd.................................. 3,465,600    699,636
   JobStreet Corp. Bhd....................................    26,700     33,656
   JT International Bhd...................................   554,100  1,135,188
   K&N Kenanga Holdings BHD (6486615)..................... 1,205,860    227,306
   K&N Kenanga Holdings BHD (B987B91).....................    79,091         14
  *Karambunai Corp. Bhd................................... 4,654,100    172,461
   Keck Seng Malaysia Bhd.................................   828,150  1,292,112
   Kian JOO CAN Factory BHD............................... 1,893,880  1,658,665
   Kim Loong Resources Bhd................................   292,760    218,482
   Kimlun Corp. Bhd.......................................   477,800    294,201
  *Kinsteel Bhd........................................... 1,980,800    183,243
   KLCC Property Holdings Bhd.............................   926,400  1,873,361
  *KNM Group Bhd.......................................... 8,323,750  1,141,303
   Kossan Rubber Industries............................... 1,338,600  2,392,216
   KPJ Healthcare Bhd..................................... 3,539,950  7,191,819
   KSK Group Bhd.......................................... 3,263,700    628,857
  *KSL Holdings BHD....................................... 1,155,566    723,543
  *KUB Malaysia BHD....................................... 1,353,500    196,358
   Kulim Malaysia BHD..................................... 1,768,800  1,941,604
  *Kumpulan Europlus Bhd.................................. 2,066,200    789,388
   Kumpulan Fima BHD......................................   897,450    569,404

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CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
   Kumpulan Perangsang Selangor Bhd......................  1,011,800 $  558,088
   Kwantas Corp. BHD.....................................    390,200    242,371
  *Land & General BHD....................................  4,000,000    560,356
  *Landmarks BHD.........................................  1,173,400    419,120
   LBS Bina Group Bhd....................................  1,354,800    555,105
   Lingkaran Trans Kota Holdings Bhd.....................    999,500  1,356,850
  *Lion Corp. Bhd........................................    535,800     35,589
   Lion Industries Corp. Bhd.............................  2,926,600    902,970
   LPI Capital Bhd.......................................    110,680    516,432
   Mah Sing Group Bhd....................................  5,525,624  4,154,249
   Malayan Flour Mills Bhd...............................  1,546,650    629,016
   Malaysia Building Society.............................  1,367,300  1,306,443
  *Malaysian Airline System Bhd.......................... 31,866,900  2,991,265
   Malaysian Bulk Carriers Bhd...........................  2,354,600  1,348,992
   Malaysian Pacific Industries Bhd......................    364,713    294,278
   Malaysian Resources Corp. Bhd.........................  9,450,949  4,246,576
   Mancon Berhad.........................................     12,000         --
   Masterskill Education Group Bhd.......................    123,600     19,613
   MBM Resources BHD.....................................  1,157,096  1,295,022
   Media Chinese International, Ltd......................  2,639,700    903,291
   Media Prima Bhd.......................................  5,854,603  4,898,193
   Mega First Corp. BHD..................................    404,800    210,927
   MEMS Technology Berhad................................  1,917,000         --
   MHC Plantations Bhd...................................     22,300      7,148
   MK Land Holdings BHD..................................    775,500     84,903
   MKH BHD...............................................    869,592    669,988
   MNRB Holdings Bhd.....................................    717,300    770,685
   Mudajaya Group Bhd....................................  1,568,366  1,280,450
   Muhibbah Engineering M Bhd............................  2,587,950  1,871,129
  *Mulpha International Bhd.............................. 11,068,000  1,449,192
   Multi-Purpose Holdings BHD............................  1,807,300  2,150,609
   My EG Services Bhd....................................  1,961,900  1,098,906
   Naim Holdings Bhd.....................................  1,068,800  1,267,910
   NCB Holdings Bhd......................................  1,147,200  1,636,436
   Nikko Electronics Berhad..............................     36,600         --
   NTPM Holdings Bhd.....................................  1,203,180    205,704
   Oldtown Bhd...........................................    911,200    781,205
   Oriental Holdings BHD.................................    189,300    564,648
   OSK Holdings BHD......................................  2,997,470  1,564,352
   Pacific & Orient BHD..................................    231,100    106,115
   Padini Holdings Bhd...................................  2,737,400  1,491,801
   Panasonic Manufacturing Malaysia BHD..................    157,184  1,254,386
   Panglobal Berhad......................................     14,000         --
   Paramount Corp. Bhd...................................    310,100    152,909
   Parkson Holdings Bhd..................................  1,255,200  1,394,117
   PBA Holdings BHD......................................    233,300     62,855
   Pelikan International Corp. Bhd.......................    768,519    104,208
  *Perdana Petroleum Bhd.................................  2,492,600  1,420,750
  *Perisai Petroleum Teknologi Bhd.......................  5,219,500  2,364,676
   Perusahaan Sadur Timah Malay..........................      5,000      5,453
   Pharmaniaga Bhd.......................................    162,360    229,568
   Pie Industrial BHD....................................    140,100    198,616
   PJ Development Holdings Bhd...........................  1,285,800    382,640

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
MALAYSIA -- (Continued)
   POS Malaysia BHD........................................ 2,861,100 $4,318,516
   Press Metal Bhd......................................... 1,107,400    784,638
   Prime Utilities Berhad..................................     3,000         --
   Protasco Bhd............................................   457,600    187,256
   Puncak Niaga Holding Bhd................................ 1,019,520    760,839
   QL Resources Bhd........................................ 2,213,720  2,353,499
   RCE Capital Bhd......................................... 1,535,850    131,496
   Rimbunan Sawit Bhd...................................... 2,445,900    603,266
   Salcon Bhd.............................................. 2,474,700    480,873
   Sarawak Oil Palms Bhd...................................   415,860    715,292
   Sarawak Plantation Bhd..................................   106,600     85,470
   Scientex BHD............................................    28,762     46,889
  *Scomi Group Bhd......................................... 7,933,200    953,327
   SEG International BHD...................................   273,500    132,310
   Selangor Dredging Bhd................................... 1,118,200    347,561
   Selangor Properties Bhd.................................   151,500    189,202
   Shangri-La Hotels Malaysia Bhd..........................   304,400    652,876
   Shell Refining Co. Federation of Malaya Bhd.............    30,000     76,791
   SHL Consolidated BHD....................................   277,400    158,247
   Southern Acids Malaysia BHD.............................    41,000     35,147
   SRI Hartemas Berhad.....................................    65,000         --
   Star Publications Malaysia Bhd.......................... 1,115,300    928,520
   Subur Tiasa Holdings Bhd................................   386,085    230,261
   Sunway Bhd.............................................. 4,862,860  4,937,683
   Supermax Corp. Bhd...................................... 3,385,700  2,161,003
   Suria Capital Holdings Bhd..............................   672,900    375,264
   Syarikat Takaful Malaysia Bhd...........................   345,700    821,180
  *Symphony Life Bhd.......................................   761,430    270,013
   Ta Ann Holdings Bhd.....................................   906,408  1,074,507
   TA Enterprise Bhd....................................... 7,373,300  1,477,997
   TA Global Bhd........................................... 3,737,340    333,969
   TAHPS Group Bhd.........................................     4,000      7,013
   TAN Chong Motor Holdings BHD............................ 1,604,200  3,302,663
   Tasek Corp. Bhd.........................................    75,900    373,386
   TDM BHD................................................. 3,838,400  1,006,517
  *Tebrau Teguh Bhd........................................ 2,093,400    851,134
  *TH Heavy Engineering Bhd................................ 5,606,600  1,407,234
   TH Plantations Bhd...................................... 1,619,060    917,158
   Three-A Resources BHD...................................    11,100      3,591
  *Time dotCom Bhd......................................... 1,821,888  2,097,318
   Top Glove Corp. Bhd..................................... 2,606,060  4,731,330
   Tradewinds Corp. Bhd.................................... 1,012,900    340,563
   TRC Synergy Bhd.........................................   155,520     28,715
   TSH Resources Bhd....................................... 2,128,500  1,483,084
   Uchi Technologies Bhd................................... 1,311,600    520,667
   Unico-Desa Plantations Bhd.............................. 1,853,775    605,444
   Unisem M Bhd............................................ 3,564,990    988,732
   United Malacca Bhd......................................   396,150    904,691
   United Plantations BHD..................................   502,000  4,033,236
   UOA Development Bhd..................................... 2,687,700  2,013,718
   VS Industry Bhd.........................................   344,026    132,410
   Wah Seong Corp. Bhd..................................... 2,092,335  1,232,621
   WCT Holdings Bhd........................................ 4,917,640  3,727,219

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
                                                           SHARES     VALUE++
                                                          --------- ------------
MALAYSIA -- (Continued)
   Wellcall Holdings Bhd.................................    18,000 $     14,033
   Wing Tai Malaysia BHD.................................   620,000      482,143
   WTK Holdings BHD...................................... 2,235,200      825,587
   Yinson Holdings BHD...................................   455,700      688,047
   YNH Property Bhd...................................... 1,294,998      746,343
   YTL E-Solutions BHD................................... 3,485,600      723,867
  *YTL Land & Development BHD............................ 1,286,200      423,922
   Zhulian Corp. Bhd.....................................   858,433      862,988
                                                                    ------------
   TOTAL MALAYSIA........................................            221,531,839
                                                                    ------------
MEXICO -- (3.5%)
  #Alsea S.A.B. de C.V................................... 3,063,571    8,473,975
   Arca Continental S.A.B. de C.V........................   888,168    6,650,438
 #*Axtel S.A.B. de C.V................................... 6,727,413    2,301,681
  #Banregio Grupo Financiero S.A.B. de C.V............... 1,042,136    6,306,135
  *Bio Pappel S.A.B. de C.V..............................   431,127      880,970
   Bolsa Mexicana de Valores S.A.B. de C.V............... 2,433,199    6,532,219
  #Cia Minera Autlan S.A.B. de C.V. Series B.............   472,915      270,285
  #Compartamos S.A.B. de C.V............................. 3,957,362    7,157,038
  *Consorcio ARA S.A.B. de C.V. Series *................. 6,086,557    2,292,094
   Corp. Actinver S.A.B. de C.V..........................    10,600       10,872
 #*Corp. GEO S.A.B. de C.V. Series B..................... 3,194,830      445,229
  *Corp. Interamericana de Entretenimiento S.A.B. de
    C.V. Class B.........................................   960,372      652,642
  *Corp. Mexicana de Restaurantes S.A.B. de C.V..........     1,323          491
   Corp. Moctezuma S.A.B. de C.V. Series *...............   861,300    2,690,562
   Corporativo Fragua S.A.B. de C.V......................         3           53
   Corporativo GBM S.A.B. de C.V.........................    22,477       15,820
 #*Desarrolladora Homex S.A.B. de C.V.................... 1,235,743      364,741
  *Desarrolladora Homex S.A.B. de C.V. ADR...............    38,266       66,200
   Empaques Ponderosa SA de CV...........................   206,000           --
 #*Empresas ICA S.A.B. de C.V............................ 2,697,000    5,663,114
  *Empresas ICA S.A.B. de C.V. Sponsored ADR.............   697,734    5,867,943
 #*Financiera Independencia S.A.B. de C.V................   215,935       84,191
 #*Genomma Lab Internacional S.A.B. de C.V. Class B...... 5,456,609   12,790,579
  *Gruma S.A.B. de C.V. Class B.......................... 1,548,765    8,204,141
  *Gruma S.A.B. de C.V. Sponsored ADR....................    33,070      697,777
 #*Grupo Aeromexico S.A.B. de C.V........................   554,742      728,784
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.... 1,075,375    3,692,701
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
     ADR.................................................     3,642      100,264
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...    16,744      874,539
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class
     B...................................................   974,223    5,085,920
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....    16,100    1,907,206
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B   226,196    2,682,954
 #*Grupo Cementos de Chihuahua S.A.B. de C.V.............   822,000    2,637,299
  *Grupo Famsa S.A.B. de C.V. Class A.................... 1,471,805    2,772,436
  #Grupo Herdez S.A.B. de C.V. Series *..................   988,232    3,172,958
   Grupo Industrial Maseca S.A.B. de C.V. Class B........   578,600      951,291
   Grupo Industrial Saltillo S.A.B. de C.V...............   214,861      444,937
 #*Grupo KUO S.A.B. de C.V. Series B.....................   542,613    1,147,016
 #*Grupo Pochteca S.A.B. de C.V..........................   528,534      864,011
   Grupo Posadas S.A.B. de C.V...........................   198,900      375,680
  *Grupo Qumma S.A. de C.V. Series B.....................   105,334           --
 #*Grupo Simec S.A.B. de C.V. Series B...................   753,975    2,973,339

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
                                                          SHARES      VALUE++
                                                        ----------- ------------
MEXICO -- (Continued)
  *Grupo Simec S.A.B. de C.V. Sponsored ADR............       5,180 $     61,797
  *Grupo Sports World S.A.B. de C.V....................     257,079      368,528
   Industrias Bachoco S.A.B. de C.V. ADR...............       8,608      345,783
   Industrias Bachoco S.A.B. de C.V. Series B..........     354,096    1,185,148
  *Industrias CH S.A.B. de C.V. Series B...............   1,297,589    8,318,223
  *Inmuebles Carso S.A.B. de C.V.......................     340,447      308,122
   Megacable Holdings S.A.B. de C.V....................     374,439    1,110,763
   Organizacion Cultiba S.A.B. de C.V..................      30,600       81,455
  *Promotora y Operadora de Infraestructura S.A.B. de
    C.V................................................   1,385,568   14,541,535
  #Qualitas Controladora S.A.B. de C.V.................      12,200       33,431
  *Sanluis Corp. S.A.B. de C.V.........................       4,642           --
  *Sanluis Corp. S.A.B. de C.V. Class B................       4,642           --
   Sanluis Rassini S.A.P.I. de C.V. Series A...........       3,300           --
  *Savia SA Class A....................................     610,700           --
   TV Azteca S.A.B. de C.V.............................   7,046,406    3,337,633
 #*Urbi Desarrollos Urbanos S.A.B. de C.V..............   2,371,991      295,274
  *Vitro S.A.B. de C.V. Series A.......................     736,702    1,496,735
                                                                    ------------
TOTAL MEXICO...........................................              140,314,952
                                                                    ------------
PHILIPPINES -- (1.4%)
   A Soriano Corp......................................   3,430,211      560,239
   Aboitiz Equity Ventures, Inc........................     563,340      652,452
   Alsons Consolidated Resources, Inc..................   3,647,000      113,645
   Atlas Consolidated Mining & Development.............   3,165,000    1,049,180
  *Belle Corp..........................................  21,323,500    2,525,667
   Cebu Air, Inc.......................................   1,087,210    1,573,349
   Cebu Holdings, Inc..................................   3,291,900      446,043
   China Banking Corp..................................     563,772      802,182
   COL Financial Group, Inc............................     130,900       55,887
   EEI Corp............................................   1,908,600      570,385
  *Empire East Land Holdings, Inc......................  20,479,000      447,678
   Filinvest Development Corp..........................   3,314,322      379,717
   Filinvest Land, Inc.................................  72,127,577    2,953,547
   First Gen Corp......................................   6,228,000    2,638,732
   First Philippine Holdings Corp......................   1,573,240    3,115,401
  *Ginebra San Miguel, Inc.............................     771,000      248,559
  *Global-Estate Resorts, Inc..........................  10,262,000      396,496
   House of Investments, Inc...........................     100,000       16,893
   Jollibee Foods Corp.................................     415,748    1,483,751
   Lafarge Republic, Inc...............................   2,335,282      561,213
   Leisure & Resorts World Corp........................     877,700      162,889
  *Lepanto Consolidated Mining.........................  28,025,000      413,021
   Lopez Holdings Corp.................................  10,173,900    1,188,982
   Macroasia Corp......................................     447,500       25,077
  *Manila Mining Corp.................................. 129,562,500       95,509
   Manila Water Co., Inc...............................   4,229,100    3,168,686
   Megawide Construction Corp..........................     887,902      336,884
   Megaworld Corp......................................  16,305,000    1,214,849
   Metro Pacific Corp. Series A........................   1,827,193           --
   Pepsi-Cola Products Philippines, Inc................   5,782,200      782,621
  *Philex Petroleum Corp...............................     337,200      100,905
  *Philippine Bank of Communications...................      58,904       23,587
  *Philippine National Bank............................     811,355    1,517,653

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
                                                           SHARES      VALUE++
                                                         ----------- -----------
PHILIPPINES -- (Continued)
  *Philippine National Construction Corp................     173,000 $    19,519
   Philippine Savings Bank..............................     356,863   1,109,259
   Philippine Stock Exchange, Inc.......................      92,710     833,071
   Philippine Townships, Inc............................     318,732      34,860
   Philodrill Corp...................................... 262,800,000     248,072
   Philtown Properties, Inc.............................     111,562       3,956
   Philweb Corp.........................................   2,833,440     965,552
   Phinma Corp..........................................     135,549      43,683
   Phoenix Petroleum Philippines, Inc...................     892,880     114,080
   RFM Corp.............................................   8,590,268     969,009
   Rizal Commercial Banking Corp........................   1,474,940   1,820,097
   Robinsons Land Corp..................................   6,100,905   3,197,543
   San Miguel Pure Foods Co., Inc.......................      42,030     231,214
   Security Bank Corp...................................     984,610   3,264,548
   Semirara Mining Corp.................................     345,210   1,977,993
   Shang Properties, Inc................................   1,759,970     137,235
   SM Development Corp..................................  17,568,317   3,293,651
   Trans-Asia Oil & Energy Development..................   9,537,000     548,851
   Union Bank Of Philippines............................     717,530   2,213,816
   Universal Rightfield Property Holdings, Inc..........   1,062,000          --
   Universal Robina Corp................................   1,272,895   3,642,865
   Vista Land & Lifescapes, Inc.........................  19,893,500   2,631,869
                                                                     -----------
TOTAL PHILIPPINES.......................................              56,922,422
                                                                     -----------
POLAND -- (1.8%)
   Action SA............................................       2,396      27,815
  *Agora SA.............................................     260,834     638,566
  *Alchemia SA..........................................     317,833     493,934
  *AmRest Holdings SE...................................      55,733   1,526,720
   Apator SA............................................      47,544     445,029
   Asseco Poland SA.....................................     546,118   7,786,965
   Atende SA............................................      16,406       6,712
   ATM SA...............................................      64,541     230,523
  *Bank Millennium SA...................................      44,376      86,119
  *Bioton SA............................................  12,897,347     161,409
  *Boryszew SA..........................................   8,964,449   1,286,461
   Budimex SA...........................................      69,320   2,075,135
   CCC SA...............................................      82,109   2,411,475
  *CD Projekt Red SA....................................     621,575   2,079,734
  *Ciech SA.............................................     257,417   2,007,528
  *Cinema City International NV.........................      53,690     503,890
  *City Interactive SA..................................      35,681     177,179
   ComArch SA...........................................       2,740      70,248
  *Cyfrowy Polsat SA....................................         682       4,530
   Dom Development SA...................................       4,673      55,530
   Elektrobudowa SA.....................................       8,568     351,017
   Emperia Holding SA...................................      57,819   1,169,973
   Enea SA..............................................       5,850      24,736
   Fabryki Mebli Forte SA...............................      48,823     379,468
  *Famur SA.............................................     317,910     542,607
  *Farmacol SA..........................................      50,868     761,321
   Firma Oponiarska Debica SA...........................      29,862     609,426
   Getin Holding SA.....................................   2,234,932   2,199,642

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
                                                            SHARES     VALUE++
                                                          ---------- -----------
POLAND -- (Continued)
  *Getin Noble Bank SA...................................  1,636,305 $ 1,048,210
   Grupa Azoty SA........................................     94,421   1,923,916
   Grupa Kety SA.........................................     39,997   1,855,380
  *Grupa Lotos SA........................................    527,927   5,444,806
  *Hawe SA...............................................    383,336     317,174
  *Impexmetal SA.........................................    707,117     530,423
   Inter Cars SA.........................................     14,871     682,611
 #*Kernel Holding SA.....................................    188,341   2,939,679
   Koelner SA............................................        800       2,511
   Kopex SA..............................................    154,843     500,329
  *KRUK SA...............................................      7,011     143,014
  *LC Corp. SA...........................................      9,839       5,496
   Lentex SA.............................................    121,070     187,303
   LPP SA................................................      1,432   3,131,858
  *Lubelski Wegiel Bogdanka SA...........................    244,249   8,043,387
  *MCI Management SA.....................................    132,694     342,420
  *Mostostal Warszawa SA.................................      1,072       1,605
 #*Netia SA..............................................  1,603,223   2,282,911
   Neuca SA..............................................      7,634     422,414
   Orbis SA..............................................    130,535   1,410,339
   Pelion SA.............................................     40,802   1,041,741
  *Petrolinvest SA.......................................  1,030,061     135,828
  *Pfleiderer Grajewo SA.................................     22,957     132,986
  *Polimex-Mostostal SA..................................  3,287,314     164,709
  *Polnord SA............................................     82,390     141,677
  *Polski Koncern Miesny Duda SA.........................    719,202     163,173
  *PZ Cormay SA..........................................    141,320     518,823
   Qumak SA..............................................        894       3,336
  *Rafako SA.............................................    236,205     353,398
  *Rovese SA.............................................  1,910,351   1,151,938
  *Stalexport Autostrady SA..............................    109,683      57,712
  *Stalprodukt SA........................................      8,713     438,518
  *Sygnity SA............................................     52,622     328,059
   Synthos SA............................................    898,855   1,235,606
   TVN SA................................................  1,284,325   4,330,841
   Warsaw Stock Exchange.................................    134,940   1,550,319
   Zaklady Chemiczne Police SA...........................     76,751     607,162
                                                                     -----------
TOTAL POLAND.............................................             71,685,304
                                                                     -----------
SOUTH AFRICA -- (7.1%)
   Acucap Properties, Ltd................................    184,773     826,477
   Adcock Ingram Holdings, Ltd...........................    945,633   6,480,158
   Adcorp Holdings, Ltd..................................    351,669   1,130,058
   Advtech, Ltd..........................................  1,678,834   1,150,186
   Aeci, Ltd.............................................    685,892   8,091,843
   Afgri, Ltd............................................  1,539,432     749,889
  #African Bank Investments, Ltd.........................  1,611,862   2,375,581
  #African Oxygen, Ltd...................................    852,766   1,713,624
  *AG Industries, Ltd.................................... 32,496,618          --
   Allied Electronics Corp., Ltd.........................    194,270     376,067
  *Allied Technologies, Ltd..............................    207,850     990,106
  *ArcelorMittal South Africa, Ltd.......................    463,602   1,563,776
   Argent Industrial, Ltd................................     37,236      21,607

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
                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
  #Astral Foods, Ltd.....................................   218,789 $ 2,056,482
   Aveng, Ltd............................................ 2,694,426   8,000,184
   AVI, Ltd.............................................. 2,053,323  11,966,608
   Barloworld, Ltd.......................................   990,489   8,211,356
   Basil Read Holdings, Ltd..............................   334,697     254,503
   Bell Equipment, Ltd...................................   158,539     360,784
   Blue Label Telecoms, Ltd.............................. 2,472,535   2,057,211
  *Brait SE..............................................   647,373   2,745,363
   Business Connexion Group, Ltd......................... 1,486,408     817,239
  #Capitec Bank Holdings, Ltd............................   129,311   2,363,117
   Cashbuild, Ltd........................................   140,684   1,807,060
   Caxton and CTP Publishers and Printers, Ltd...........    36,508      64,937
   City Lodge Hotels, Ltd................................   220,937   2,906,165
  #Clicks Group, Ltd..................................... 2,024,416  11,753,458
   Clover Industries, Ltd................................   502,583     841,292
  *Consolidated Infrastructure Group, Ltd................    28,871      58,255
   Coronation Fund Managers, Ltd......................... 1,607,942  10,693,405
   Corpgro, Ltd..........................................   241,136          --
   Cullinan Holdings, Ltd................................   294,348      50,547
   Datacentrix Holdings, Ltd.............................   642,400     259,890
   DataTec, Ltd.......................................... 1,207,080   6,911,964
   Delta EMD, Ltd........................................    61,447      41,195
   Distell Group, Ltd....................................   257,347   3,225,698
  *Distribution and Warehousing Network, Ltd.............   258,997     202,778
   DRDGOLD, Ltd.......................................... 2,607,148   1,416,433
   ElementOne, Ltd.......................................   325,845     293,213
   EOH Holdings, Ltd.....................................   633,414   3,794,930
   Eqstra Holdings, Ltd.................................. 1,354,769     936,713
  *Evraz Highveld Steel and Vanadium, Ltd................   147,184     243,773
   Famous Brands, Ltd....................................   278,948   2,758,463
  *Gijima Group, Ltd.....................................   132,937      15,022
   Grand Parade Investments, Ltd.........................     2,106         730
   Grindrod, Ltd......................................... 2,622,214   6,085,351
   Group Five, Ltd.......................................   618,957   2,479,067
   Harmony Gold Mining Co., Ltd..........................    42,956     162,155
   Harmony Gold Mining Co., Ltd. Sponsored ADR...........   584,434   2,250,071
   Holdsport, Ltd........................................    65,984     303,302
   Hudaco Industries, Ltd................................   220,299   2,057,425
  *Hulamin, Ltd..........................................   444,982     212,572
   Iliad Africa, Ltd.....................................   300,748     129,940
   Illovo Sugar, Ltd..................................... 1,663,642   5,503,814
   JCI, Ltd.............................................. 3,131,151          --
  #JD Group, Ltd.........................................   983,807   3,020,605
   JSE, Ltd..............................................   574,827   4,711,634
   Kagiso Media, Ltd.....................................   154,224     380,413
   KAP Industrial Holdings, Ltd.......................... 1,880,186     611,711
   Lewis Group, Ltd......................................   643,068   3,794,722
   Mediclinic International, Ltd.........................    33,870     236,194
  *Merafe Resources, Ltd................................. 6,872,358     447,256
   Metair Investments, Ltd...............................   722,016   2,623,246
   Mpact, Ltd............................................   686,811   1,794,203
  *Murray & Roberts Holdings, Ltd........................ 3,176,473   7,628,044
   Mustek, Ltd...........................................   784,364     420,038

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
                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH AFRICA -- (Continued)
  *Mvelaserve, Ltd.......................................   144,333 $    122,514
   Nampak, Ltd........................................... 2,740,692    8,866,344
  *Northam Platinum, Ltd................................. 1,560,224    5,722,459
   Nu-World Holdings, Ltd................................    28,894       46,867
   Oceana Group, Ltd.....................................   251,246    2,455,774
   Octodec Investments, Ltd..............................    10,288       21,305
   Omnia Holdings, Ltd...................................   411,339    7,341,532
  *Palabora Mining Co., Ltd..............................    93,739    1,090,550
   Peregrine Holdings, Ltd...............................   642,756      746,304
   Petmin, Ltd........................................... 1,215,428      246,634
   Pick n Pay Stores, Ltd................................   430,363    1,646,371
  #Pinnacle Technology Holdings, Ltd.....................   875,982    2,256,485
   Pioneer Foods, Ltd....................................   515,892    4,198,771
   PPC, Ltd.............................................. 3,351,548    9,799,103
   Premium Properties, Ltd...............................    34,094       62,008
   PSG Group, Ltd........................................   742,484    4,817,625
   Rainbow Chicken, Ltd..................................   446,749      766,841
   Raubex Group, Ltd.....................................   594,470    1,334,500
   Redefine Properties International, Ltd................   353,155      243,387
   Resilient Property Income Fund, Ltd................... 1,225,038    6,421,776
   Reunert, Ltd.......................................... 1,055,952    7,155,821
  *Royal Bafokeng Platinum, Ltd..........................   218,197    1,119,902
   Santam, Ltd...........................................   108,252    2,032,162
  *Sappi, Ltd............................................ 3,763,365   10,042,816
  *Sentula Mining, Ltd................................... 1,367,857       91,947
  *Sibanye Gold, Ltd.....................................   356,530      276,774
   Spar Group, Ltd. (The)................................   839,499    9,751,608
   Spur Corp., Ltd.......................................   510,083    1,573,611
   Stefanutti Stocks Holdings, Ltd.......................   504,993      462,456
   Sun International, Ltd................................   692,577    6,863,606
  *Super Group, Ltd...................................... 2,243,001    5,314,103
  *Telkom SA SOC, Ltd.................................... 1,529,909    2,998,065
  *Times Media Group, Ltd................................    85,496      165,985
   Tongaat Hulett, Ltd...................................   734,460    9,402,678
  *Trans Hex Group, Ltd..................................    23,373        7,684
   Trencor, Ltd..........................................   824,403    5,504,055
   Tsogo Sun Holdings, Ltd...............................    57,655      152,643
   Value Group, Ltd......................................   363,719      212,948
  *Village Main Reef, Ltd................................   163,218        5,993
   Vukile Property Fund, Ltd.............................    85,171      137,835
  *Wesizwe...............................................   125,336        6,112
   Wilson Bayly Holmes-Ovcon, Ltd........................   380,345    6,007,224
   Zeder Investments, Ltd................................ 2,323,314      937,885
                                                                    ------------
TOTAL SOUTH AFRICA.......................................            285,860,966
                                                                    ------------
SOUTH KOREA -- (14.2%)
 #*3S Korea Co., Ltd.....................................   204,700    1,123,464
 #*Actoz Soft Co., Ltd...................................    25,309    1,379,090
 #*Advanced Nano Products Co., Ltd.......................     6,695      105,397
 #*Advanced Process Systems Corp.........................    89,895      839,980
   Aekyung Petrochemical Co., Ltd........................     6,167      340,020
  #AfreecaTV Co., Ltd....................................    44,376      485,428
  #Agabang&Company.......................................   106,822      596,145

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
                                                            SHARES   VALUE++
                                                            ------- ----------
 SOUTH KOREA -- (Continued)
   #Ahnlab, Inc............................................  19,508 $  895,803
   #AK Holdings, Inc.......................................  12,678    453,308
  #*Aminologics Co., Ltd................................... 174,250    358,053
    AMOREPACIFIC Group.....................................   1,848    638,594
    Anapass, Inc...........................................  37,905    483,706
   #Asia Cement Co., Ltd...................................  12,545    855,735
    Asia Paper Manufacturing Co., Ltd......................  19,360    332,680
   *Asiana Airlines, Inc................................... 493,070  2,106,477
   #AtlasBX Co., Ltd.......................................  35,973  1,341,345
   *AUK Corp............................................... 199,140    471,382
   #Autech Corp............................................  45,433    331,912
  #*Avaco Co., Ltd.........................................  44,746    223,662
   #Baiksan Co., Ltd.......................................  52,800    293,517
  #*Basic House Co., Ltd. (The)............................  37,960    624,641
  #*BH Co., Ltd............................................  57,838    594,565
   #BHI Co., Ltd...........................................  21,588    360,882
   #Binggrae Co., Ltd......................................  26,150  2,455,363
   #Bioland, Ltd...........................................  43,535    554,121
    Biospace Co., Ltd......................................  48,097    349,573
  #*Biotoxtech Co., Ltd....................................  17,509    109,619
    Bongshin Co., Ltd......................................      64         --
    Bookook Securities Co., Ltd............................   7,410    100,356
  #*Boryung Medience Co., Ltd..............................  28,098    220,306
   #Boryung Pharmaceutical Co., Ltd........................  19,869    652,488
    BS Financial Group, Inc................................  73,240  1,045,445
   #Bukwang Pharmaceutical Co., Ltd........................  77,638    953,226
    Busan City Gas Co., Ltd................................  32,560    833,640
    BYC Co., Ltd...........................................     710    125,977
    Byucksan Corp.......................................... 139,530    230,280
  #*CammSys Corp........................................... 102,593    255,857
   #Capro Corp............................................. 119,710    845,819
  #*Celltrion Pharm, Inc...................................  52,300    842,156
  #*Chabio & Diostech Co., Ltd............................. 205,282  1,907,332
  #*Charm Engineering Co., Ltd.............................  42,800     90,447
   *Cheil Worldwide, Inc...................................  65,155  1,493,165
   #Chemtronics Co., Ltd...................................  35,785    765,213
  #*Chin Hung International, Inc........................... 210,531    432,631
   *China Great Star International, Ltd.................... 258,074    347,636
  #*China Ocean Resources Co., Ltd......................... 272,280    633,407
  #*Choa Pharmaceutical Co................................. 119,730    405,318
   #Chong Kun Dang Pharm Corp..............................  47,332  2,961,829
   #Choong Ang Vaccine Laboratory..........................  16,852    182,782
    Chosun Refractories Co., Ltd...........................   2,777    190,028
   #Chungdahm Learning, Inc................................  17,619    245,244
    CJ CGV Co., Ltd........................................  60,100  2,569,592
   *CJ E&M Corp............................................  94,096  3,221,641
   *CJ Korea Express Co., Ltd..............................  28,793  2,519,768
    CJ O Shopping Co., Ltd.................................   2,561    833,741
  #*CJ Seafood Corp........................................  91,710    213,817
    CKD Bio Corp...........................................   3,950     47,269
  #*CNK International Co., Ltd............................. 105,527    531,818
  #*Com2uSCorp.............................................  29,007    913,359
   #Cosmax, Inc............................................  49,340  2,095,237

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CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
 #*CosmoAM&T Co., Ltd......................................  20,020 $   119,356
 #*Cosmochemical Co., Ltd..................................  47,000     476,728
   Credu Corp..............................................  11,472     448,040
  #Crown Confectionery Co., Ltd............................   3,089     718,522
 #*CrucialTec Co., Ltd.....................................  85,527   1,073,385
 #*CTC BIO, Inc............................................  69,173   1,773,867
 #*D.I Corp................................................ 116,670   1,048,743
   D.ID Corp...............................................  56,324     287,647
   Dae Dong Industrial Co., Ltd............................  56,620     330,500
   Dae Han Flour Mills Co., Ltd............................   5,340     748,572
  #Dae Won Kang Up Co., Ltd................................ 113,914     728,690
 #*Dae Young Packaging Co., Ltd............................ 329,600     286,101
  #Dae-Il Corp.............................................  45,790     204,736
 #*Daea TI Co., Ltd........................................ 304,300     405,236
  #Daechang Co., Ltd....................................... 311,170     305,793
   Daeduck Electronics Co.................................. 168,597   1,409,785
   Daeduck GDS Co., Ltd....................................  92,186   1,543,676
  #Daegu Department Store..................................  39,730     579,645
  *Daehan New Pharm Co., Ltd...............................  10,900      57,304
  #Daehan Steel Co., Ltd...................................  60,820     367,998
  #Daehwa Pharmaceutical Co., Ltd..........................  53,474     308,030
   Daekyo Co., Ltd.........................................  72,780     479,823
 #*Daekyung Machinery & Engineering Co., Ltd............... 139,260     218,031
   Daelim Trading Co., Ltd.................................  14,930      53,119
  #Daesang Corp............................................ 100,230   3,145,320
   Daesang Holdings Co., Ltd...............................  67,192     466,242
   Daesung Holdings Co., Ltd...............................  18,044     144,592
  #Daewon Pharmaceutical Co., Ltd..........................  51,887     601,407
   Daewon San Up Co., Ltd..................................  19,474     136,133
   Daewoong Co., Ltd.......................................   3,617      95,656
   Daewoong Pharmaceutical Co., Ltd........................  23,242   1,528,936
  *Dahaam E-Tec Co., Ltd...................................   2,100      33,647
   Daishin Securities Co., Ltd............................. 203,170   1,611,791
 #*Danal Co., Ltd..........................................  82,946     779,443
  #Daou Data Corp..........................................  47,420     243,495
  #Daou Technology, Inc.................................... 167,950   2,487,945
 #*Dasan Networks, Inc.....................................  79,038     455,525
  #Daum Communications Corp................................  55,806   4,353,694
  #Dayou Automotive Seat Technology Co., Ltd............... 315,450     317,371
  *Deutsch Motors, Inc.....................................  15,505      68,940
   DGB Financial Group, Inc................................ 671,453  10,060,046
   Digital Chosun Co., Ltd.................................   4,745       8,508
  #Digital Power Communications Co., Ltd...................  50,540     159,693
 #*Digitech Systems Co., Ltd...............................  68,918     491,447
 #*DIO Corp................................................  66,510     542,513
   Dong Ah Tire & Rubber Co., Ltd..........................  23,935     443,170
 #*Dong Yang Gang Chul Co., Ltd............................ 135,820     301,999
   Dong-A Socio Holdings Co., Ltd..........................  11,215   1,456,211
  *Dong-A ST Co., Ltd......................................  18,223   2,303,393
  #Dong-Ah Geological Engineering Co., Ltd.................  30,200     265,325
   Dong-Il Corp............................................   3,402     161,949
  #Dongaone Co., Ltd....................................... 126,490     339,909
   Dongbang Agro Co........................................  10,840      61,934

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
   #Dongbang Transport Logistics Co., Ltd...................  97,620 $  246,721
   #Dongbu CNI Co., Ltd.....................................  20,390    105,063
  #*Dongbu Corp.............................................  41,240    138,227
  #*Dongbu HiTek Co., Ltd................................... 135,273    875,560
    Dongbu Securities Co., Ltd.............................. 129,391    446,744
   *Dongbu Steel Co., Ltd................................... 127,656    325,925
    Dongil Industries Co., Ltd..............................   4,963    234,717
   #Dongjin Semichem Co., Ltd............................... 133,403    477,053
  #*Dongkook Industrial Co., Ltd............................  97,720    294,728
   #DongKook Pharmaceutical Co., Ltd........................  16,245    588,804
   #Dongkuk Steel Mill Co., Ltd............................. 198,280  2,177,873
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd..............  95,369    326,467
   #Dongsung Chemical Co., Ltd..............................   8,700    221,378
   #Dongsung Holdings Co., Ltd..............................  82,800    403,802
   #Dongsung Pharmaceutical Co., Ltd........................  75,690    304,538
   #Dongwha Pharm Co., Ltd.................................. 102,730    640,072
   #Dongwon F&B Co., Ltd....................................   6,814    809,443
    Dongwon Industries Co., Ltd.............................   5,862  1,800,575
   *Dongwon Systems Corp....................................  13,051     83,621
    Dongyang Mechatronics Corp.............................. 125,881  1,182,102
  #*Doosan Engine Co., Ltd..................................  90,460    651,708
  #*Doosan Engineering & Construction Co., Ltd.............. 138,426    319,444
  #*Doosan Infracore Co., Ltd...............................  24,600    270,037
   #Dragonfly GF Co., Ltd...................................  32,142    377,859
   #DRB Holding Co., Ltd....................................  25,966    181,433
    DRB Industrial Co., Ltd.................................  25,895    193,569
  #*Duksan Hi-Metal Co., Ltd................................  63,992  1,356,977
   #DuzonBIzon Co., Ltd..................................... 107,810  1,083,165
   #e-LITECOM Co., Ltd......................................  34,066    500,039
    E1 Corp.................................................  13,832    932,131
   *Eagon Industries Co., Ltd...............................   6,060     63,944
    Easy Bio, Inc........................................... 180,267    769,566
  #*Ecopro Co., Ltd.........................................  49,386    470,289
   #EG Corp.................................................  31,653    670,989
  #*ELK Corp................................................  54,433    525,381
    EMKOREA Co., Ltd........................................  23,273    151,608
   #ENF Technology Co., Ltd.................................  41,230    376,047
    Eo Technics Co., Ltd....................................   2,211     86,086
   #Estechpharma Co., Ltd...................................  35,736    372,124
  #*ESTsoft Corp............................................  15,987    373,329
    Eugene Corp............................................. 148,970    411,315
   *Eugene Investment & Securities Co., Ltd................. 265,113    531,552
   #Eugene Technology Co., Ltd..............................  70,755  1,388,341
   #Fila Korea, Ltd.........................................  46,332  2,767,407
  #*Finetex EnE, Inc........................................ 116,862    304,300
   #Firstec Co., Ltd........................................ 164,190    273,102
  #*Flexcom, Inc............................................  42,701    490,775
  #*Foosung Co., Ltd........................................ 276,549  1,148,108
    Fursys, Inc.............................................  14,315    367,191
  #*GameHi Co., Ltd.........................................  25,961    168,302
  #*Gamevil, Inc............................................  17,555  1,244,540
    Gaon Cable Co., Ltd.....................................  10,754    191,773
  #*GemVax & Kael Co., Ltd..................................  17,047    325,773

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
   *Genexine Co., Ltd.......................................   8,443 $  126,041
  #*Genic Co., Ltd..........................................  18,840    400,953
    GIIR, Inc...............................................  10,990     80,522
    Global & Yuasa Battery Co., Ltd.........................  28,740  1,440,834
  #*GNCO Co., Ltd........................................... 206,634    376,919
   #Golfzon Co., Ltd........................................  53,925  1,108,072
   #Grand Korea Leisure Co., Ltd............................ 150,160  4,275,743
   *Green Cross Cell Corp...................................  11,214    386,703
   #Green Cross Corp........................................  30,147  3,515,400
    Green Cross Holdings Corp...............................  96,840  1,253,413
   *Green Non-Life Insurance Co., Ltd.......................  22,357         --
   #GS Engineering & Construction Corp...................... 158,550  4,298,045
   #GS Global Corp..........................................  64,716    524,356
    GS Home Shopping, Inc...................................   7,229  1,597,644
   #Gwangju Shinsegae Co., Ltd..............................   3,400    779,919
   #Haesung Industrial Co., Ltd.............................  13,682    483,941
   #Halla Engineering & Construction Corp...................  86,412    451,779
   #Halla Visteon Climate Control Corp......................  73,370  2,174,510
   #Han Kuk Carbon Co., Ltd................................. 138,853    999,572
  #*Hanall Biopharma Co., Ltd............................... 131,998    794,273
   #Handok Pharmaceuticals Co., Ltd.........................  29,260    414,142
    Handsome Co., Ltd.......................................  69,759  1,722,735
    Hanil Cement Co., Ltd...................................  20,147  1,021,313
    Hanil E-Wha Co., Ltd.................................... 111,930  1,436,221
  #*Hanjin Heavy Industries & Construction Co., Ltd......... 246,672  2,718,250
   #Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd....................................................  66,020    433,394
  #*Hanjin P&C Co., Ltd..................................... 110,818    172,855
  #*Hanjin Shipping Co., Ltd................................ 470,148  3,374,440
   *Hanjin Shipping Holdings Co., Ltd.......................  64,964    269,693
   #Hanjin Transportation Co., Ltd..........................  48,021    982,902
   #Hankook Shell Oil Co., Ltd..............................   3,445  1,182,512
   *Hankuk Glass Industries, Inc............................  11,460    175,427
    Hankuk Paper Manufacturing Co., Ltd.....................  11,500    242,004
  #*Hanmi Pharm Co., Ltd....................................  24,178  3,617,490
  #*Hanmi Science Co., Ltd..................................  79,441  1,131,943
   #Hanmi Semiconductor Co., Ltd............................  53,050    594,464
   #Hansae Co., Ltd.........................................  15,016    225,689
    Hansae Yes24 Holdings Co., Ltd..........................  56,991    280,299
   #Hansol Chemical Co., Ltd................................  48,160  1,103,878
    Hansol CSN.............................................. 205,620    662,513
  #*Hansol HomeDeco Co., Ltd................................ 276,470    308,580
    Hansol Paper Co......................................... 203,390  2,208,965
  #*Hansol Technics Co., Ltd................................  84,689  1,465,017
   #Hanssem Co., Ltd........................................  49,360  1,661,965
    Hanwha Corp............................................. 148,570  4,062,093
   *Hanwha General Insurance Co., Ltd.......................  87,008    357,812
   *Hanwha Investment & Securities Co., Ltd................. 309,881    990,977
    Hanwha Timeworld Co., Ltd...............................   8,190    262,493
    Hanyang Securities Co., Ltd.............................  15,710     89,398
   #Heung-A Shipping Co., Ltd............................... 385,000    696,197
   *Heungkuk Fire & Marine Insurance Co., Ltd...............  74,867    329,656
    High Tech Pharm Co., Ltd................................   4,122     50,580
    Hite Jinro Co., Ltd..................................... 133,008  3,253,764

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
    Hitejinro Holdings Co., Ltd.............................  36,750 $  423,151
    HMC Investment Securities Co., Ltd......................  90,880    909,368
  #*HNK Machine Tool Co., Ltd...............................   5,524     45,438
   #Hotel Shilla Co., Ltd................................... 161,958  9,587,112
   #Huchems Fine Chemical Corp.............................. 108,078  1,910,801
    Humax Co., Ltd..........................................  44,665    522,373
  #*Hunus, Inc..............................................  20,753     59,421
   #Huons Co., Ltd..........................................  29,809    738,868
   #Husteel Co., Ltd........................................  19,550    381,855
   #Huvitz Co., Ltd.........................................  29,082    501,380
    Hwa Shin Co., Ltd.......................................  87,220  1,117,800
    Hwacheon Machine Tool Co., Ltd..........................   4,979    226,207
   #Hy-Lok Corp.............................................  39,193    834,952
    Hyosung Corp............................................ 121,019  7,257,106
   *Hyundai BNG Steel Co., Ltd..............................  51,160    719,525
    Hyundai Corp............................................  58,941  1,197,383
   #Hyundai Development Co.................................. 299,750  5,316,658
  #*Hyundai Elevator Co., Ltd...............................  42,802  2,303,057
   #Hyundai Engineering Plastics Co., Ltd...................  93,890    657,193
    Hyundai Greenfood Co., Ltd.............................. 232,990  3,679,337
    Hyundai Home Shopping Network Corp......................  27,099  4,087,287
    Hyundai Hy Communications & Networks Co., Ltd........... 109,830    545,199
    Hyundai Marine & Fire Insurance Co., Ltd................  47,710  1,308,949
  #*Hyundai Merchant Marine Co., Ltd........................ 215,410  3,073,872
   #Hyundai Mipo Dockyard...................................   2,711    320,392
    Hyundai Securities Co., Ltd............................. 590,660  3,270,010
   #Hyunjin Materials Co., Ltd..............................  65,164    307,195
  #*ICD Co., Ltd............................................  58,440    766,242
  #*IHQ, Inc................................................ 143,580    319,374
   #Il Dong Pharmaceutical Co., Ltd.........................  46,965    424,146
    Iljin Display Co., Ltd..................................  75,778  1,039,649
   #Iljin Electric Co., Ltd.................................  81,849    268,514
  #*Iljin Materials Co., Ltd................................  66,150    929,257
   #Ilshin Spinning Co., Ltd................................   6,835    727,205
   #Ilsung Pharmaceuticals Co., Ltd.........................   2,864    204,740
    Ilyang Pharmaceutical Co., Ltd..........................  56,668  1,487,581
   #IM Co., Ltd.............................................  65,996    357,050
   #iMarketKorea, Inc.......................................  88,230  2,009,335
   #iMBC Co., Ltd...........................................  51,282    205,640
  #*Infinitt Healthcare Co., Ltd............................  65,346    504,797
  #*Infopia Co., Ltd........................................  39,427    650,398
  #*Infraware, Inc..........................................  76,905  1,084,649
  #*InkTec Co., Ltd.........................................  30,071    821,165
    Innochips Technology, Inc...............................  10,717    148,785
    InnoWireless, Inc.......................................  21,995    249,445
  #*Innox Corp..............................................  32,710    788,569
  #*Interflex Co., Ltd......................................  32,532  1,249,889
    Intergis Co., Ltd.......................................   5,610     35,573
   #Interojo Co., Ltd.......................................  34,343    457,684
   #Interpark Corp.......................................... 155,486  1,228,121
    INTOPS Co., Ltd.........................................  34,086    716,118
    Inzi Controls Co., Ltd..................................  45,990    221,269
    INZI Display Co., Ltd................................... 129,214    257,502

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
  #*IS Dongseo Co., Ltd.....................................  52,132 $  653,984
   #ISU Chemical Co., Ltd...................................  57,600    855,411
   #IsuPetasys Co., Ltd..................................... 140,580    849,891
    Jahwa Electronics Co., Ltd..............................  49,810    922,661
   *JB Financial Group Co., Ltd............................. 301,249  1,773,675
   #JCEntertainment Corp....................................  33,920    504,464
   #Jeil Pharmaceutical Co..................................  28,520    344,107
   #Jinsung T.E.C...........................................  70,489    385,821
   #JNK Heaters Co., Ltd....................................  11,537     96,846
  #*Joymax Co., Ltd.........................................  21,192    785,140
  #*Jusung Engineering Co., Ltd.............................  47,814    282,927
  #*JVM Co., Ltd............................................  15,235    779,853
   #JW Holdings Co., Ltd.................................... 167,258    433,116
    JW Pharmaceutical Corp..................................  41,681    652,920
  #*JYP Entertainment Corp.................................. 107,208    515,984
   #KC Cottrell Co., Ltd....................................  28,203    312,740
    KC Green Holdings Co., Ltd..............................  26,340    277,737
   #KC Tech Co., Ltd........................................ 123,092    566,061
    KCO Energy, Inc.........................................     120         --
   #KCP Co., Ltd............................................  33,708    423,197
   *Keangnam Enterprises, Ltd...............................   5,833     30,248
   *KEC Corp................................................  41,425      4,830
    KEPCO Plant Service & Engineering Co., Ltd..............  22,256  1,083,680
    Keyang Electric Machinery Co., Ltd......................  66,240    168,550
  #*Keystone Global.........................................  96,405     89,572
    KG Chemical Corp........................................  12,790    199,847
   #Kginicis Co., Ltd.......................................  48,564    754,561
   #KGMobilians Co., Ltd....................................  50,860    677,799
  #*KH Vatec Co., Ltd.......................................  54,402  1,299,897
   #KISCO Corp..............................................  18,970    455,678
    KISCO Holdings Co., Ltd.................................   2,292     81,559
    Kishin Corp.............................................  49,420    309,578
   #KISWIRE, Ltd............................................  25,959    826,548
    KIWOOM Securities Co., Ltd..............................  60,791  3,077,750
   *KMH Co., Ltd............................................  37,601    350,005
   *KMW Co., Ltd............................................   6,451    153,531
  #*Koentec Co., Ltd........................................ 194,086    386,941
   #Koh Young Technology, Inc...............................  42,489  1,214,244
   #Kolao Holdings..........................................  68,653  1,907,063
    Kolon Corp..............................................  34,739    645,626
  #*Kolon Global Corp....................................... 174,260    604,804
    Kolon Industries, Inc...................................  85,903  3,858,731
   #Kolon Life Science, Inc.................................  14,779  1,025,158
  #*Komipharm International Co., Ltd........................ 145,184    999,962
   #KONA I Co., Ltd.........................................  33,794  1,097,987
    Kook Je Electric Korea Co., Ltd.........................  20,162    270,053
    Korea Airport Service Co., Ltd..........................   5,490    108,043
    Korea Cast Iron Pipe Industries Co., Ltd................   8,530     30,728
  #*Korea Circuit Co., Ltd..................................  51,766    698,026
    Korea District Heating Corp.............................  15,021  1,249,551
    Korea Electric Terminal Co., Ltd........................  28,750    950,681
    Korea Export Packaging Industrial Co., Ltd..............   4,840    110,274
   *Korea Flange Co., Ltd...................................  10,590    131,519

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
  #*Korea Info & Comm.......................................  56,303 $  234,070
    Korea Investment Holdings Co., Ltd...................... 153,470  5,548,628
   #Korea Kolmar Co., Ltd...................................  58,990  1,214,863
   #Korea Kolmar Holdings Co., Ltd..........................  33,913    342,312
  #*Korea Petrochemical Ind Co., Ltd........................  14,789    740,247
   *Korea Real Estate Investment Trust Co...................  63,584     89,344
   #Korea United Pharm, Inc.................................  49,100    621,056
    Korean Reinsurance Co................................... 398,077  3,938,100
   #Kortek Corp.............................................  42,574    625,113
   #KPF.....................................................  42,149    296,914
    KPX Chemical Co., Ltd...................................   6,479    423,162
   *KPX Fine Chemical Co., Ltd..............................   3,376     51,160
  #*KSCB Co., Ltd...........................................  10,428     76,962
   *KT Hitel Co., Ltd.......................................  34,702    335,017
    KT Skylife Co., Ltd.....................................  82,570  2,338,784
   *KTB Investment & Securities Co., Ltd.................... 279,130    634,404
    Kukdo Chemical Co., Ltd.................................  18,632    865,894
    Kumho Electric Co., Ltd.................................  18,040    532,226
  #*Kumho Industrial Co., Ltd...............................  28,638    362,108
  #*Kumho Tire Co., Inc..................................... 277,399  2,840,595
   *Kun Wha Pharmaceutical Co., Ltd.........................   7,580    126,892
    Kunsul Chemical Industrial Co., Ltd.....................  12,490    267,811
   #Kwang Dong Pharmaceutical Co., Ltd...................... 175,807  1,329,906
  #*Kwang Myung Electric Engineering Co., Ltd............... 192,960    466,382
  #*Kyeryong Construction Industrial Co., Ltd...............  16,350    119,196
    Kyobo Securities Co.....................................  98,440    410,632
   #Kyung Dong Navien Co., Ltd..............................  28,750    515,204
    Kyung-In Synthetic Corp.................................  81,020    283,324
  #*Kyungbang, Ltd..........................................   2,309    270,758
    Kyungchang Industrial Co., Ltd..........................   3,525     30,281
    KyungDong City Gas Co., Ltd.............................  10,786    812,945
    Kyungdong Pharm Co., Ltd................................  25,453    335,356
    Kyungnam Energy Co., Ltd................................  78,800    438,132
    L&F Co., Ltd............................................  33,852    281,278
  #*LB Semicon, Inc......................................... 158,270    380,030
   #LEENO Industrial, Inc...................................  50,300  1,003,002
   #LG Fashion Corp.........................................  97,025  2,378,012
   #LG Hausys, Ltd..........................................  32,510  3,690,141
  #*LG Innotek Co., Ltd.....................................  52,323  4,251,223
    LG International Corp................................... 156,201  4,270,717
  #*LG Life Sciences, Ltd...................................  56,153  2,885,522
    LIG Insurance Co., Ltd.................................. 199,300  4,378,950
    Livart Furniture Co., Ltd...............................  27,430    181,473
   #Lock & Lock Co., Ltd.................................... 132,290  2,799,812
  #*Logistics Energy Korea Co., Ltd......................... 203,010    370,672
   #Lotte Chilsung Beverage Co., Ltd........................   3,090  4,048,133
    Lotte Confectionery Co., Ltd............................   2,641  3,726,571
    Lotte Food Co., Ltd.....................................   3,776  2,009,389
   #LOTTE Himart Co., Ltd...................................  35,877  2,709,524
   *Lotte Non-Life Insurance Co., Ltd....................... 113,024    321,736
  #*Lotte Tour Development Co., Ltd.........................  13,710     98,850
    LS Corp.................................................   9,786    627,153
   #LS Industrial Systems Co., Ltd..........................  72,572  4,332,726

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 SOUTH KOREA -- (Continued)
  #*Lumens Co., Ltd.......................................   171,451 $1,579,575
    Macquarie Korea Infrastructure Fund................... 1,468,851  8,906,127
  #*Macrogen, Inc.........................................    26,706    886,437
   #Maeil Dairy Industry Co., Ltd.........................    34,032  1,151,384
   #Mando Corp............................................    60,934  6,398,039
  #*Medifron DBT Co., Ltd.................................   122,134    557,623
  #*Medipost Co., Ltd.....................................    31,425  1,867,681
    Medy-Tox, Inc.........................................    20,205  2,109,915
    MegaStudy Co., Ltd....................................    23,359  1,360,225
   #Melfas, Inc...........................................    80,390    972,310
    Meritz Finance Group, Inc.............................    97,142    428,264
    Meritz Fire & Marine Insurance Co., Ltd...............   249,565  3,099,725
    Meritz Securities Co., Ltd............................ 1,043,095  1,429,568
    Mi Chang Oil Industrial Co., Ltd......................     2,078    148,513
    Mirae Asset Securities Co., Ltd.......................   119,464  4,413,508
   *Miwon Chemicals Co., Ltd..............................     1,890     53,987
    Miwon Commercial Co., Ltd.............................       716    127,197
   *Miwon Specialty Chemical Co., Ltd.....................     1,041    327,150
    MK Electron Co., Ltd..................................    86,407    326,750
   #MNTech Co., Ltd.......................................    86,871    712,917
    Modetour Network, Inc.................................    53,178  1,356,264
   #Monalisa Co., Ltd.....................................    68,050    185,419
   #Moorim P&P Co., Ltd...................................   133,920    675,492
   #Motonic Corp..........................................    55,530    546,222
   #Namhae Chemical Corp..................................   120,134    815,875
    Namyang Dairy Products Co., Ltd.......................     1,390  1,088,577
    National Plastic Co...................................    56,060    228,013
  #*Neowiz Games Corp.....................................    65,519    932,556
   *NEOWIZ HOLDINGS Corp..................................    24,844    239,812
   *Neowiz Internet Corp..................................    24,776    161,719
   #NEPES Corp............................................    85,398    903,995
   #Nexen Corp............................................    33,168  2,503,651
   #Nexen Tire Corp.......................................   161,910  2,413,465
  #*Nexolon Co., Ltd......................................   279,290    295,742
    NH Investment & Securities Co., Ltd...................   126,810    555,908
    NICE Holdings Co., Ltd................................    45,030    446,449
    NICE Information Service Co., Ltd.....................     3,914     10,080
   #NK Co., Ltd...........................................    93,370    299,002
   #Nong Shim Holdings Co., Ltd...........................     8,834    585,711
   #NongShim Co., Ltd.....................................    16,201  3,754,219
   #OCI Materials Co., Ltd................................    32,432  1,096,335
  #*OPTRON-TEC, Inc.......................................    71,641    861,371
  #*Orientbio, Inc........................................   218,393    138,429
  #*OSANGJAIEL Co., Ltd...................................    16,850    158,160
  #*Osstem Implant Co., Ltd...............................    53,389  1,434,893
  #*Osung LST Co., Ltd....................................    95,591    254,283
    Ottogi Corp...........................................     5,962  2,086,492
   #Paik Kwang Industrial Co., Ltd........................    63,931    233,199
  #*PaperCorea, Inc.......................................   147,900    130,500
   #Paradise Co., Ltd.....................................    30,135    605,081
   #Partron Co., Ltd......................................   184,812  2,723,658
  #*Pharmicell Co., Ltd...................................   193,624    746,744
    Poongsan Corp.........................................   104,011  2,340,950

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
    Poongsan Holdings Corp..................................  16,717 $  399,341
   #POSCO Chemtech Co., Ltd.................................   9,949  1,161,793
   *POSCO Coated & Color Steel Co., Ltd.....................   6,320     80,934
   #Posco ICT Co., Ltd...................................... 199,854  1,711,014
   #Posco M-Tech Co., Ltd...................................  73,994    571,623
  #*Power Logics Co., Ltd................................... 112,474    613,192
  #*PSK, Inc................................................  45,471    235,307
    Pulmuone Holdings Co., Ltd..............................   4,811    252,543
   #Pyeong Hwa Automotive Co., Ltd..........................  59,253  1,016,892
  #*Redrover Co., Ltd.......................................  93,761    572,584
   #RFsemi Technologies, Inc................................  30,415    351,492
   #S&T Corp................................................   5,003     86,140
    S&T Dynamics Co., Ltd................................... 129,682  1,541,359
    S&T Holdings Co., Ltd...................................  21,808    348,154
   #S&T Motiv Co., Ltd......................................  50,410  1,252,739
  #*S&T Motors Co., Ltd..................................... 188,180     78,308
    S-1 Corp................................................  68,527  4,239,334
   #S-Energy Co., Ltd.......................................  37,010    429,747
    S-MAC Co., Ltd..........................................  72,183    754,863
    Saeron Automotive Corp..................................   2,640     19,814
  #*Sajo Industries Co., Ltd................................  11,014    399,731
   *Sajodaerim Corp.........................................     600      6,261
    Sam Young Electronics Co., Ltd..........................  63,000    504,115
   #Sam Yung Trading Co., Ltd...............................  54,602  1,022,081
    Samchully Co., Ltd......................................  13,755  1,534,751
   #SAMHWA Paints Industrial Co., Ltd.......................   9,000     48,960
  #*Samick Musical Instruments Co., Ltd..................... 245,620    420,648
   #Samick THK Co., Ltd.....................................  35,630    226,368
   #Samjin Pharmaceutical Co., Ltd..........................  57,606    817,667
   #Samkwang Glass..........................................  14,944    817,488
   #Samlip General Foods Co., Ltd...........................   9,750    373,136
   #Samsung Fine Chemicals Co., Ltd.........................  93,648  3,978,941
  #*Samyang Foods Co., Ltd..................................  17,230    334,136
    Samyang Holdings Corp...................................  20,208  1,538,267
    Samyang Tongsang Co., Ltd...............................   1,760     40,097
   #Samyoung Chemical Co., Ltd.............................. 173,170    450,835
   #Sangbo Corp.............................................  49,604    659,659
  #*Sapphire Technology Co., Ltd............................   8,243    262,054
   #Satrec Initiative Co., Ltd..............................   5,805    108,152
    SAVEZONE I&C Corp.......................................  24,070     82,055
    SBS Contents Hub Co., Ltd...............................   7,013     88,282
   #SBS Media Holdings Co., Ltd............................. 192,730    869,318
  #*SBW..................................................... 340,780    273,786
   #Seah Besteel Corp.......................................  65,015  1,832,699
    SeAH Holdings Corp......................................   4,622    472,600
   #SeAH Steel Corp.........................................  10,931  1,050,853
   #Sebang Co., Ltd.........................................  51,495    895,707
  #*Seegene, Inc............................................  35,327  1,731,239
   #Sejong Industrial Co., Ltd..............................  48,360    710,507
    Sempio Foods Co.........................................   7,350    163,564
   *Seobu T&D...............................................  16,017    290,101
   #Seohan Co., Ltd......................................... 411,355    396,735
  #*Seohee Construction Co., Ltd............................ 728,878    495,243

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 SOUTH KOREA -- (Continued)
   #Seoul Semiconductor Co., Ltd..........................    36,969 $1,224,802
    Seowon Co., Ltd.......................................    51,670     99,339
  #*Sewon Cellontech Co., Ltd.............................   124,121    373,225
   #SEWOONMEDICAL Co., Ltd................................    95,161    269,207
   #SFA Engineering Corp..................................    21,706  1,096,855
  #*SG Corp...............................................   575,100    451,178
  #*SH Energy & Chemical Co., Ltd.........................   484,940    438,261
   #Shin Poong Pharmaceutical Co., Ltd....................   133,125    704,183
  #*Shine Co., Ltd........................................    29,263    268,508
   #Shinsegae Co., Ltd....................................    35,692  6,945,168
    Shinsegae Information & Communication Co., Ltd........     3,374    236,880
   #Shinsegae International Co., Ltd......................     9,083    641,649
  #*Shinsung Solar Energy Co., Ltd........................   325,302    395,640
    Shinsung Tongsang Co., Ltd............................   256,840    280,870
  #*Shinwon Corp..........................................    19,980     22,050
    Shinyoung Securities Co., Ltd.........................    14,050    463,752
  #*Signetics Corp........................................   154,978    396,538
   #SIGONG TECH Co., Ltd..................................    67,831    225,464
   #Silicon Works Co., Ltd................................    44,743    866,889
    Silla Co., Ltd........................................    36,700    944,746
   #Simm Tech Co., Ltd....................................   114,351    831,688
   #SIMPAC, Inc...........................................    73,030    464,409
    Sindoh Co., Ltd.......................................    10,939    632,977
   #SJM Co., Ltd..........................................    35,860    379,197
   *SK Broadband Co., Ltd.................................   706,389  3,363,033
    SK Chemicals Co., Ltd.................................    72,371  2,756,248
  #*SK Communications Co., Ltd............................    79,814    447,625
    SK Gas Co., Ltd.......................................    18,415  1,235,585
    SK Networks Co., Ltd..................................   660,780  3,819,148
   *SK Securities Co., Ltd................................ 1,394,080  1,126,906
   #SKC Co., Ltd..........................................   103,527  2,688,228
    SL Corp...............................................    65,030    963,140
  #*SM Culture & Contents Co., Ltd........................    94,765    276,314
  #*SM Entertainment Co...................................    56,634  1,902,633
   *Solco Biomedical Co., Ltd.............................   292,174    215,098
   #Songwon Industrial Co., Ltd...........................    74,660    869,687
  #*Sonokong Co., Ltd.....................................    86,999    214,245
   *Ssangyong Cement Industrial Co., Ltd..................    99,641    570,855
   #Steel Flower Co., Ltd.................................    29,816    172,950
   #STX Corp. Co., Ltd....................................   182,888    539,328
  #*STX Engine Co., Ltd...................................   115,112    704,655
  #*STX Offshore & Shipbuilding Co., Ltd..................   320,930  1,554,681
  #*STX Pan Ocean Co., Ltd................................   542,771  1,160,133
   #Suheung Capsule Co., Ltd..............................    32,370    951,312
    Sun Kwang Co., Ltd....................................    15,705    257,986
   *Sung Jin Geotec Co., Ltd..............................    70,710    626,402
  #*Sungchang Enterprise Holdings, Ltd....................    23,520    446,494
   *Sungshin Cement Co., Ltd..............................    40,950    197,865
    Sungwoo Hitech Co., Ltd...............................    96,871  1,288,601
    Sunjin Co., Ltd.......................................    23,265    365,744
  #*Suprema, Inc..........................................    57,629  1,265,416
  #*Synopex, Inc..........................................   261,562    542,093
   #Tae Kyung Industrial Co., Ltd.........................    33,700    137,183

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 SOUTH KOREA -- (Continued)
    Taekwang Industrial Co., Ltd..........................     1,928 $1,845,733
   *Taesan LCD Co., Ltd...................................     3,402     15,362
  #*Taewoong Co., Ltd.....................................    45,326    906,771
    Taeyoung Engineering & Construction Co., Ltd..........   200,500  1,111,053
  #*Taihan Electric Wire Co., Ltd.........................   421,468    990,583
    Tailim Packaging Industrial Co., Ltd..................   141,790    325,220
   #TCC Steel.............................................    35,939    122,787
  #*Tera Resource Co., Ltd................................ 1,023,294    433,574
  #*Tera Semicon Co., Ltd.................................    11,443    159,390
  #*Theall Medi Bio.......................................    45,340    146,034
   *Theragen Etex Co., Ltd................................     9,184     65,725
  #*TK Chemical Corp......................................   222,222    338,351
   #Tong Yang Moolsan Co., Ltd............................    22,590    228,485
    Tongyang Life Insurance...............................   192,400  1,951,194
    TONGYANG Securities, Inc..............................    12,966     41,141
  #*Tongyang, Inc.........................................   242,448    229,313
  #*Top Engineering Co., Ltd..............................    43,811    204,380
  #*Toptec Co., Ltd.......................................    39,069    654,947
    Tovis Co., Ltd........................................    18,049    153,616
  #*Trais Co., Ltd........................................    69,289    185,077
    Trigem Computer, Inc..................................         1         --
   #TS Corp...............................................    18,630    543,179
  #*UBCare Co., Ltd.......................................   118,794    324,334
  #*Ubivelox, Inc.........................................    15,537    330,667
   #UI Display Co., Ltd...................................    34,401    319,810
   #Uju Electronics Co., Ltd..............................    31,398    674,453
    Unid Co., Ltd.........................................    17,354    784,290
    Union Steel...........................................    10,192    108,800
  #*Uniquest Corp.........................................    15,660    212,395
  #*Unison Co., Ltd.......................................   128,973    560,596
   #Value Added Technologies Co., Ltd.....................    32,149    390,361
  #*VGX International, Inc................................     4,580      6,040
   #Vieworks Co., Ltd.....................................    37,657    592,986
   #Visang Education, Inc.................................    28,772    390,099
  #*Webzen, Inc...........................................    48,846    366,792
  #*WeMade Entertainment Co., Ltd.........................    20,274    998,980
   #Whanin Pharmaceutical Co., Ltd........................    43,130    483,846
  #*WillBes & Co. (The)...................................   269,780    300,151
  #*WiSoL Co., Ltd........................................    50,781    585,496
  #*Wonik IPS Co., Ltd....................................    63,628    409,888
  #*Woongjin Chemical Co., Ltd............................   121,710  1,099,087
  #*Woongjin Energy Co., Ltd..............................   245,710    534,749
   *Woongjin Holdings Co., Ltd............................     7,977     25,227
  #*Woongjin Thinkbig Co., Ltd............................    80,049    513,811
   #Wooree ETI Co., Ltd...................................   139,474    508,170
    Woori Financial Co., Ltd..............................    54,928  1,041,695
    Woori Investment & Securities Co., Ltd................   617,082  6,422,756
  #*Wooridul Life Sciences, Ltd...........................   376,500    178,872
   #WooSung Feed Co., Ltd.................................    86,370    225,147
   #Y G-1 Co., Ltd........................................    70,378    825,920
   *Yedangcompany Co., Ltd................................   383,766    218,285
    YESCO Co., Ltd........................................    13,100    445,198
   #YG Entertainment, Inc.................................    23,707  1,197,743

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
  #Yoosung Enterprise Co., Ltd..........................    62,110 $    260,874
  #YooSung T&S Co., Ltd.................................    23,393       42,196
   Youlchon Chemical Co., Ltd...........................    59,750      706,834
   Young Poong Corp.....................................     2,423    3,329,316
   Young Poong Mining & Construction Corp...............     1,580           --
   Young Poong Precision Corp...........................    35,929      330,991
   Youngone Corp........................................   103,584    3,205,982
   Youngone Holdings Co., Ltd...........................    28,420    1,643,748
   Yuhan Corp...........................................    41,755    7,829,940
   YuHwa Securities Co., Ltd............................    13,060      139,325
 #*Yungjin Pharmaceutical Co., Ltd......................   469,292      757,904
                                                                   ------------
TOTAL SOUTH KOREA.......................................            570,594,703
                                                                   ------------
TAIWAN -- (14.8%)
  #A-DATA Technology Co., Ltd........................... 1,078,000    2,012,480
   Ability Enterprise Co., Ltd.......................... 1,799,076    1,445,248
   AcBel Polytech, Inc.................................. 1,849,599    1,635,517
   Accton Technology Corp............................... 2,461,763    1,423,315
  #Ace Pillar Co., Ltd..................................   254,008      218,051
   ACES Electronic Co., Ltd.............................   421,000      356,715
  #ACHEM TECHNOLOGY Corp................................   831,764      427,233
  #Acme Electronics Corp................................   542,295      752,726
   Acter Co., Ltd.......................................   180,000      727,037
  *Action Electronics Co., Ltd..........................   917,635      197,434
   Actron Technology Corp...............................   263,150    1,007,902
  #Adlink Technology, Inc...............................   473,985      708,591
  #Advanced Ceramic X Corp..............................   222,000      740,041
   Advanced International Multitech Co., Ltd............   425,000      459,045
  #Advancetek Enterprise Co., Ltd.......................   638,917      793,837
  *AGV Products Corp.................................... 2,428,801      809,568
  #AimCore Technology Co., Ltd..........................   218,536      389,025
  #Airtac International Group...........................    19,260      108,896
  #Alcor Micro Corp.....................................   379,000      363,102
  #ALI Corp............................................. 1,479,000    1,407,623
   Allis Electric Co., Ltd..............................    54,000       16,246
   Alltop Technology Co., Ltd...........................    62,000       59,904
  #Alpha Networks, Inc.................................. 1,582,763      930,204
   Altek Corp........................................... 1,922,637    1,036,535
   Ambassador Hotel (The)............................... 1,385,000    1,289,257
  #AMPOC Far-East Co., Ltd..............................   450,444      374,580
   AmTRAN Technology Co., Ltd........................... 4,067,951    2,850,782
  #Anpec Electronics Corp...............................   577,000      436,900
  #Apacer Technology, Inc...............................   532,000      552,415
   APCB, Inc............................................   719,000      510,316
  #Apex Biotechnology Corp..............................   465,483    1,131,967
  #Apex International Co., Ltd..........................   255,000      348,385
  #Apex Medical Corp....................................   325,500      368,049
   Apex Science & Engineering...........................   134,198       75,540
   Arcadyan Technology Corp.............................    95,000      120,621
   Ardentec Corp........................................ 1,419,795      909,993
  #Arima Communications Corp............................   992,719      397,669
 #*Asia Optical Co., Inc................................ 1,209,000    1,326,972
  #Asia Plastic Recycling Holding, Ltd..................   289,726      766,163

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 TAIWAN -- (Continued)
   #Asia Polymer Corp..................................... 1,439,484 $1,117,474
    Asia Vital Components Co., Ltd........................ 1,548,058    778,679
   #ASROCK, Inc...........................................   192,000    688,546
    Aten International Co., Ltd...........................   430,479    794,125
    Audix Corp............................................   519,000    498,123
   #AURAS Technology Co., Ltd.............................    92,000     61,567
    Aurora Corp...........................................   541,499  1,062,593
    AV Tech Corp..........................................   198,000    587,778
    Avermedia Technologies................................   993,446    424,294
   *Avision, Inc..........................................   729,000    195,834
    AVY Precision Technology, Inc.........................   235,000    389,800
    Awea Mechantronic Co., Ltd............................   137,200    143,454
   *Bank of Kaohsiung..................................... 1,911,645    618,975
   #Basso Industry Corp...................................   581,000    566,732
   *BenQ Materials Corp...................................   751,000    475,053
    BES Engineering Corp.................................. 6,859,750  1,907,788
   #Bin Chuan Enterprise Co., Ltd.........................   248,778    225,635
   *Bionet Corp...........................................   191,000    297,711
   #Biostar Microtech International Corp..................   865,975    324,284
   #Boardtek Electronics Corp.............................   783,000    859,502
   *Bright Led Electronics Corp...........................   601,520    272,819
    C Sun Manufacturing, Ltd..............................   698,221    481,800
   *Cameo Communications, Inc............................. 1,147,818    365,278
   #Capella Microsystems Taiwan, Inc......................   161,598    808,213
    Capital Securities Corp............................... 8,209,142  2,737,588
   #Career Technology MFG. Co., Ltd....................... 1,388,000  1,324,482
   #Carnival Industrial Corp.............................. 1,753,000    527,343
    Cathay Chemical Works.................................    30,000     14,900
    Cathay Real Estate Development Co., Ltd............... 3,801,000  2,717,903
   #Celxpert Energy Corp..................................   164,000     94,844
  #*Center Laboratories, Inc..............................   432,000    653,846
    Central Reinsurance Co., Ltd..........................   867,410    377,686
    ChainQui Construction Development Co., Ltd............   360,083    276,308
   *Chaintech Technology Corp.............................   171,526    244,858
   *Champion Building Materials Co., Ltd.................. 1,757,851    589,450
   #Chang Wah Electromaterials, Inc.......................   196,132    568,721
    Channel Well Technology Co., Ltd......................    53,000     20,903
   #Charoen Pokphand Enterprise...........................   867,000    442,564
   #Chaun-Choung Technology Corp..........................   330,000    747,264
   #CHC Resources Corp....................................   329,348    588,185
    Chen Full International Co., Ltd......................   152,000    102,704
    Chenbro Micom Co., Ltd................................   294,000    316,085
    Cheng Loong Corp...................................... 4,169,383  1,841,647
    Cheng Uei Precision Industry Co., Ltd................. 1,982,331  4,021,974
  #*Chenming Mold Industry Corp...........................   610,437    421,957
    Chia Chang Co., Ltd...................................   547,000    708,863
    Chia Hsin Cement Corp................................. 2,128,121  1,010,741
   #Chien Kuo Construction Co., Ltd....................... 1,436,312    666,424
   #Chilisin Electronics Corp.............................   549,535    307,417
    Chime Ball Technology Co., Ltd........................   143,000    378,249
   #Chimei Materials Technology Corp......................   698,000    781,823
    Chin-Poon Industrial Co............................... 1,754,207  3,331,549
    China Chemical & Pharmaceutical Co., Ltd.............. 1,464,000  1,042,152

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
  #China Ecotek Corp.....................................    187,000 $  527,442
  #China Electric Manufacturing Corp.....................  1,435,900    705,917
   China General Plastics Corp...........................  1,636,640  1,016,864
   China Glaze Co., Ltd..................................    654,139    294,021
  *China Manmade Fibers Corp.............................  5,236,879  2,300,898
  #China Metal Products..................................  1,286,278  1,964,063
   China Motor Corp......................................    586,609    494,163
   China Rebar Co., Ltd..................................     55,174         --
  #China Steel Chemical Corp.............................    543,554  3,090,558
  #China Steel Structure Co., Ltd........................    655,000    786,274
   China Synthetic Rubber Corp...........................  2,303,563  2,391,692
   China United Trust & Investment Corp..................    164,804         --
  *China Wire & Cable Co., Ltd...........................    592,000    257,053
  #Chinese Gamer International Corp......................    215,000    376,280
   Chinese Maritime Transport, Ltd.......................    543,850    580,318
   Chong Hong Construction Co............................    657,646  2,731,979
   Chou Chin Industrial Co., Ltd.........................        825         --
   Chroma ATE, Inc.......................................  1,531,821  3,200,071
 #*Chun YU Works & Co., Ltd..............................  1,148,000    418,431
   Chun Yuan Steel.......................................  1,955,529    717,456
   Chung Hsin Electric & Machinery Manufacturing Corp....  1,995,000  1,130,402
  *Chung Hung Steel Corp.................................  4,291,979  1,201,203
  *Chung Hwa Pulp Corp...................................  2,616,031    835,034
  #Chunghwa Chemical Synthesis & Biotech Co., Ltd........    256,000    409,089
  *Chunghwa Picture Tubes, Ltd........................... 16,175,000    838,929
  *Chyang Sheng Dyeing & Finishing Co., Ltd..............     45,000     21,429
   Cleanaway Co., Ltd....................................    173,000  1,140,708
   Clevo Co..............................................  2,044,200  3,803,018
  *CMC Magnetics Corp.................................... 13,033,960  2,283,138
   CoAsia Microelectronics Corp..........................    450,000    322,614
   Collins Co., Ltd......................................    565,431    208,198
 #*Compal Communications, Inc............................  1,459,000  2,074,493
   Compeq Manufacturing Co...............................  4,826,000  2,202,074
  *Concord Securities Corp...............................  1,491,000    379,826
   Continental Holdings Corp.............................  1,959,067    724,821
   Coretronic Corp.......................................  3,332,000  2,871,041
  *Cosmo Electronics Corp................................    310,137    320,626
  *Cosmos Bank Taiwan....................................  1,044,926    531,020
  #Coxon Precise Industrial Co., Ltd.....................    525,000    964,631
   Creative Sensor, Inc..................................     85,000     43,090
 #*Crystalwise Technology, Inc...........................    671,000    622,218
  #CSBC Corp. Taiwan.....................................  1,909,610  1,148,910
   Cub Elecparts, Inc....................................      7,000     22,765
   CviLux Corp...........................................    353,039    446,432
   Cyberlink Corp........................................    390,281  1,274,460
  #CyberPower Systems, Inc...............................    211,000    377,269
   CyberTAN Technology, Inc..............................  1,387,779  1,460,687
   D-Link Corp...........................................  2,875,665  1,623,015
   DA CIN Construction Co., Ltd..........................    910,711    862,336
  #Da-Li Construction Co., Ltd...........................    459,220    563,291
   Dah Fung CATV Co., Ltd................................    241,400    489,200
   Darfon Electronics Corp...............................  1,333,550    941,647
   Davicom Semiconductor, Inc............................    351,888    205,108

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 TAIWAN -- (Continued)
    Daxin Materials Corp..................................   192,000 $  349,232
    De Licacy Industrial Co...............................    70,000     23,396
   #Delpha Construction Co., Ltd..........................   991,931    386,964
   #Depo Auto Parts Ind Co., Ltd..........................   497,000  1,524,894
    Der Pao Construction Co., Ltd.........................   476,000         --
    DFI, Inc..............................................   164,524    168,907
    Dimerco Express Corp..................................   373,000    215,015
    DYNACOLOR, Inc........................................   224,000    427,151
    Dynamic Electronics Co., Ltd.......................... 1,275,321    416,741
   #Dynapack International Technology Corp................   607,000  1,717,140
   #E Ink Holdings, Inc................................... 3,975,000  2,248,484
   #E-Lead Electronic Co., Ltd............................   307,942    373,489
    E-LIFE MALL Corp......................................   362,000    837,272
  #*E-Ton Solar Tech Co., Ltd............................. 2,396,209    951,645
   *Eastern Media International Corp...................... 4,196,337    678,708
  #*Edimax Technology Co., Ltd............................   780,000    359,922
   #Edison Opto Corp......................................   435,000    514,643
    Edom Technology Co., Ltd..............................   172,776     64,229
   #eGalax_eMPIA Technology, Inc..........................   203,000    702,812
    Elan Microelectronics Corp............................ 1,655,715  3,105,677
   #Elite Advanced Laser Corp.............................   360,000    840,873
    Elite Material Co., Ltd............................... 1,353,350  1,223,658
    Elite Semiconductor Memory Technology, Inc............ 1,242,200  1,305,022
    Elitegroup Computer Systems Co., Ltd.................. 3,206,182  1,233,351
   #eMemory Technology, Inc...............................   328,000    921,559
   #ENG Electric Co., Ltd.................................   671,580    515,748
    Entie Commercial Bank................................. 1,833,603    954,581
   #Episil Technologies, Inc..............................   873,000    321,156
    Eternal Chemical Co., Ltd............................. 3,361,794  2,712,808
   *Etron Technology, Inc................................. 1,395,000    513,611
   *Everest Textile Co., Ltd.............................. 1,127,562    297,042
    Evergreen International Storage & Transport Corp...... 2,516,000  1,606,736
    Everlight Chemical Industrial Corp.................... 1,737,933  1,173,422
    Everlight Electronics Co., Ltd........................ 1,685,000  2,652,250
  #*Everspring Industry Co................................   670,000    425,339
   #Excelsior Medical Co., Ltd............................   487,654    849,298
    Far Eastern International Bank........................ 6,268,770  2,610,255
    Faraday Technology Corp............................... 1,679,648  1,920,753
   *Farglory F T Z Investment Holding Co., Ltd............   142,000     99,054
   #Federal Corp.......................................... 2,183,666  1,719,130
   #Feedback Technology Corp..............................   172,000    313,977
    Feng Hsin Iron & Steel Co............................. 1,688,100  2,973,919
    Feng TAY Enterprise Co., Ltd.......................... 1,346,806  2,726,413
    Fine Blanking & Tool Co., Ltd.........................    13,000     17,338
   #Firich Enterprises Co., Ltd...........................   751,610  1,446,214
  #*First Copper Technology Co., Ltd......................   929,000    287,152
    First Hotel...........................................   682,019    450,358
    First Insurance Co., Ltd.............................. 1,054,179    661,042
    First Steamship Co., Ltd.............................. 1,788,218  1,188,229
   #FLEXium Interconnect, Inc.............................   774,362  2,837,526
   #Flytech Technology Co., Ltd...........................   382,206  1,466,984
    Forhouse Corp......................................... 2,123,635    916,309
    Formosa Advanced Technologies Co., Ltd................   704,000    422,065

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
 #*Formosa Epitaxy, Inc................................... 1,937,811 $1,238,857
   Formosa International Hotels Corp......................   143,858  1,848,956
 #*Formosa Laboratories, Inc..............................   191,000    374,607
   Formosa Oilseed Processing.............................   304,567    133,559
  #Formosa Optical Technology Co., Ltd....................   239,000    926,744
   Formosan Rubber Group, Inc............................. 2,028,000  1,595,210
  #Formosan Union Chemical................................ 1,222,218    596,650
  #Fortune Electric Co., Ltd..............................   502,078    232,363
   Founding Construction & Development Co., Ltd...........   895,317    600,471
  #Foxlink Image Technology Co., Ltd......................   619,000    402,395
 #*Froch Enterprise Co., Ltd..............................   843,000    251,096
   FSP Technology, Inc....................................   810,887    703,689
  *FU I Industrial........................................     4,701      8,416
  #Fullerton Technology Co., Ltd..........................   505,600    427,530
  #Fulltech Fiber Glass Corp.............................. 1,411,084    611,125
   Fwusow Industry Co., Ltd...............................   750,186    375,138
  #G Shank Enterprise Co., Ltd............................ 1,056,013    612,084
  #G Tech Optoelectronics Corp............................   798,000  1,531,102
  *Gallant Precision Machining Co., Ltd...................    21,000     10,175
  *Gamania Digital Entertainment Co., Ltd.................   604,000    495,797
   GEM Terminal Industrial Co., Ltd.......................    23,386      9,326
  #Gemtek Technology Corp................................. 1,447,219  1,509,592
   General Plastic Industrial Co., Ltd....................   137,553    140,478
 #*Genesis Photonics, Inc................................. 1,185,363    713,607
  #Genius Electronic Optical Co., Ltd.....................   285,427  1,507,728
  #Genmont Biotech, Inc...................................   242,000    375,243
   GeoVision, Inc.........................................   223,527  1,226,642
  #Getac Technology Corp.................................. 2,105,360  1,054,045
 #*Giantplus Technology Co., Ltd..........................   204,900     74,279
  #Giga Solar Materials Corp..............................    87,400    666,934
  #Giga Solution Tech Co., Ltd............................   525,446    282,852
   Gigabyte Technology Co., Ltd........................... 2,532,800  2,287,020
  #Gigastorage Corp....................................... 1,377,561    840,847
 #*Gintech Energy Corp.................................... 1,699,936  1,589,295
   Global Brands Manufacture, Ltd......................... 1,376,359    472,900
  #Global Lighting Technologies, Inc......................   248,000    235,074
  #Global Mixed Mode Technology, Inc......................   381,000  1,016,565
  #Global Unichip Corp....................................   398,000  1,268,258
  #Globe Union Industrial Corp............................ 1,047,944    756,368
   Gloria Material Technology Corp........................ 2,091,015  1,497,957
  *Gold Circuit Electronics, Ltd.......................... 2,205,227    509,163
  #Goldsun Development & Construction Co., Ltd............ 6,500,722  2,567,559
   Good Will Instrument Co., Ltd..........................   200,703    113,527
  #Gourmet Master Co., Ltd................................   202,000  1,174,583
   Grand Pacific Petrochemical............................ 4,244,000  2,573,452
  #Grape King Industrial Co...............................   460,000  2,236,490
  #Great China Metal Industry.............................   754,000    820,042
   Great Taipei Gas Co., Ltd.............................. 1,467,000  1,071,761
   Great Wall Enterprise Co., Ltd......................... 1,939,057  1,746,627
 #*Green Energy Technology, Inc........................... 1,340,457    854,588
 #*GTM Corp...............................................   679,000    347,204
  #Gudeng Precision Industrial Co., Ltd...................   170,200    315,350
  #Hannstar Board Corp.................................... 1,493,049    666,685

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
  *HannStar Display Corp................................. 10,217,495 $4,060,400
  *HannsTouch Solution, Inc..............................  3,934,130  1,355,504
  #Harvatek Corp.........................................    830,623    318,365
   Hey Song Corp.........................................  1,877,000  2,483,708
  #Hi-Clearance, Inc.....................................    104,000    303,983
   Hiroca Holdings, Ltd..................................     12,100     28,158
   HiTi Digital, Inc.....................................    437,573    219,086
  #Hitron Technology, Inc................................    991,213    535,151
  *Hiyes International Co., Ltd..........................      5,043      9,087
  *Ho Tung Chemical Corp.................................  3,380,182  1,510,050
  #Hocheng Corp..........................................  1,275,700    416,706
   Hold-Key Electric Wire & Cable Co., Ltd...............    205,908     68,645
  #Holiday Entertainment Co., Ltd........................    248,800    332,577
   Holtek Semiconductor, Inc.............................    829,000  1,033,365
  #Holy Stone Enterprise Co., Ltd........................  1,458,183  1,506,518
   Hong Ho Precision Textile Co..........................     40,000     37,613
   Hong TAI Electric Industrial..........................  1,201,000    376,502
   Hong YI Fiber Industry Co.............................     75,652     24,178
  *Horizon Securities Co., Ltd...........................  1,910,000    713,815
 #*Hota Industrial Manufacturing Co., Ltd................    817,000  1,002,444
  #Howarm Construction Co., Ltd..........................    852,811    494,032
   Hsin Kuang Steel Co., Ltd.............................  1,317,443    781,383
   Hsin Yung Chien Co., Ltd..............................    151,000    394,310
   Hsing TA Cement Co....................................    620,000    214,065
   Hu Lane Associate, Inc................................    240,559    660,387
   HUA ENG Wire & Cable..................................  2,359,565    830,149
   Huaku Development Co., Ltd............................  1,128,816  3,640,465
  #Huang Hsiang Construction Co..........................    568,800  1,350,183
   Hung Ching Development & Construction Co., Ltd........    449,000    199,728
   Hung Poo Real Estate Development Corp.................  1,293,185  1,269,918
   Hung Sheng Construction Co., Ltd......................  2,545,400  2,438,998
   Huxen Corp............................................    268,244    322,151
  *Hwa Fong Rubber Co., Ltd..............................    970,670    343,845
  #I-Chiun Precision Industry Co., Ltd...................    924,313    542,627
   I-Sheng Electric Wire & Cable Co., Ltd................    547,000    753,550
   Ibase Technology, Inc.................................    413,549    556,639
  *Ichia Technologies, Inc...............................  1,679,000    836,009
  #ICP Electronics, Inc..................................    905,300  1,076,613
  #ILI Technology Corp...................................    288,000    655,303
   Infortrend Technology, Inc............................  1,161,163    572,642
  *Inotera Memories, Inc.................................  5,086,000  1,901,346
  #Insyde Software Corp..................................    135,000    197,005
 #*Integrated Memory Logic, Ltd..........................    263,001    616,136
   International Games System Co., Ltd...................    299,000    706,167
  *ITE Technology, Inc...................................    890,408    692,780
   ITEQ Corp.............................................  1,193,614  1,303,612
 #*J Touch Corp..........................................    601,000    500,852
  *Janfusun Fancyworld Corp..............................  1,530,000    211,239
  *Jenn Feng New Energy Co., Ltd.........................    315,000    115,267
  #Jentech Precision Industrial Co., Ltd.................    290,868    532,157
  *Jess-Link Products Co., Ltd...........................    803,900    678,427
   Jih Sun Financial Holdings Co., Ltd...................  2,813,154    882,988
  #Johnson Health Tech Co., Ltd..........................    292,758  1,005,540

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
  #K Laser Technology, Inc...............................    228,000 $  135,300
   Kang Na Hsiung Enterprise Co., Ltd....................    489,020    258,881
  *Kao Hsing Chang Iron & Steel..........................    784,000    250,642
   Kaori Heat Treatment Co., Ltd.........................    327,810    778,467
   Kaulin Manufacturing Co., Ltd.........................    664,330    529,577
   KD Holding Corp.......................................     40,000    221,428
   KEE TAI Properties Co., Ltd...........................  1,903,473  1,362,900
  *Kenmec Mechanical Engineering Co., Ltd................    842,000    283,491
   Kerry TJ Logistics Co., Ltd...........................  1,609,000  1,983,748
   Keysheen Cayman Holdings Co., Ltd.....................      2,000      4,472
  #Kindom Construction Co................................  1,646,000  2,526,955
   King Core Electronics, Inc............................     10,729      7,327
   King Slide Works Co., Ltd.............................    241,550  2,159,798
   King Yuan Electronics Co., Ltd........................  5,488,979  3,659,806
   King's Town Bank......................................  3,714,701  3,218,399
  #King's Town Construction Co., Ltd.....................    929,210    897,978
   Kinik Co..............................................    594,000    968,359
  #Kinko Optical Co., Ltd................................    747,000    761,753
   Kinpo Electronics.....................................  5,249,157  1,610,928
 #*KMC Kuei Meng International, Inc......................     35,000    153,976
   KS Terminals, Inc.....................................    407,482    328,740
   Kung Long Batteries Industrial Co., Ltd...............    308,000    893,200
  #Kung Sing Engineering Corp............................  1,486,000    680,354
  #Kuo Toong International Co., Ltd......................    649,000    573,962
   Kuoyang Construction Co., Ltd.........................  2,029,000  1,392,785
  #Kwong Fong Industries.................................  1,632,200    845,419
   KYE Systems Corp......................................  1,372,903    476,168
   L&K Engineering Co., Ltd..............................    623,048    546,742
   LAN FA Textile........................................    826,933    227,863
   Laser Tek Taiwan Co., Ltd.............................     45,150     30,641
   LCY Chemical Corp.....................................    441,383    599,723
  #Leader Electronics, Inc...............................    653,000    384,011
   Leadtrend Technology Corp.............................    173,086    248,193
   Lealea Enterprise Co., Ltd............................  3,260,542  1,129,215
  #Ledtech Electronics Corp..............................    207,000    111,190
  #LEE CHI Enterprises Co., Ltd..........................    886,000    428,105
 #*Leofoo Development Co.................................  1,394,000    637,810
  #LES Enphants Co., Ltd.................................    850,754    512,913
  #Lextar Electronics Corp...............................  1,251,500  1,066,313
  *Li Peng Enterprise Co., Ltd...........................  2,720,388  1,032,839
  #Lian HWA Food Corp....................................    289,157    494,368
   Lien Hwa Industrial Corp..............................  2,446,676  1,618,704
   Lingsen Precision Industries, Ltd.....................  1,727,506    905,950
   Lite-On Semiconductor Corp............................  1,454,730    828,514
  #Long Bon International Co., Ltd.......................  1,495,945    997,089
   Long Chen Paper Co., Ltd..............................  1,886,674    704,479
  #Longwell Co...........................................    539,000    412,502
  #Lotes Co., Ltd........................................    279,778    735,287
  *Lucky Cement Corp.....................................    677,000    180,323
  #Lumax International Corp., Ltd........................    448,769    983,792
  #Macroblock, Inc.......................................    141,000    338,997
  *Macronix International................................ 17,113,481  4,119,670
  #MacroWell OMG Digital Entertainment Co., Ltd..........     93,000    302,433

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 TAIWAN -- (Continued)
    Mag Layers Scientific-Technics Co., Ltd...............     7,000 $    8,755
    Makalot Industrial Co., Ltd...........................   683,202  3,734,031
    Marketech International Corp..........................   612,000    362,596
    Masterlink Securities Corp............................ 4,448,000  1,478,924
    Mayer Steel Pipe Corp.................................   842,567    359,446
    Maywufa Co., Ltd......................................   170,322     89,157
  #*Medigen Biotechnology Corp............................   408,000  2,502,638
    Meiloon Industrial Co.................................   393,809    224,576
    Mercuries & Associates, Ltd........................... 1,369,438  1,099,921
    Merry Electronics Co., Ltd............................   966,169  2,101,450
    Micro-Star International Co., Ltd..................... 3,332,075  1,975,067
   #Microbio Co., Ltd..................................... 1,368,180  1,443,574
  #*Microelectronics Technology, Inc...................... 1,176,019    784,046
    Microlife Corp........................................   167,600    456,174
   #MIN AIK Technology Co., Ltd...........................   674,316  1,908,885
    Mirle Automation Corp.................................   698,009    516,939
    Mitac International Corp.............................. 5,458,000  1,888,902
   *Mosel Vitelic, Inc.................................... 1,924,014    372,402
  #*Motech Industries, Inc................................ 1,592,000  2,058,966
    MPI Corp..............................................   320,000    684,701
   #Nak Sealing Technologies Corp.........................   248,954    593,789
   #Namchow Chemical Industrial, Ltd......................   760,000    979,037
    Nan Kang Rubber Tire Co., Ltd......................... 2,218,952  2,643,400
  #*Nan Ren Lake Leisure Amusement Co., Ltd...............   917,000    373,293
  #*Nan Ya Printed Circuit Board Corp..................... 1,197,000  1,497,147
   #Nantex Industry Co., Ltd.............................. 1,232,844    765,915
   *Nanya Technology Corp................................. 2,937,000    375,984
    National Petroleum Co., Ltd...........................   763,824    669,575
  #*Neo Solar Power Corp.................................. 2,455,000  1,744,296
   #Netronix, Inc.........................................   319,000    817,530
   #New Asia Construction & Development Corp..............   718,137    214,861
    New Era Electronics Co., Ltd..........................   380,000    443,347
  #*Newmax Technology Co., Ltd............................   325,000  1,191,645
    Nexcom International Co., Ltd.........................   202,000    185,182
    Nichidenbo Corp.......................................   451,340    360,544
    Nien Hsing Textile Co., Ltd........................... 1,270,613  1,063,026
    Nishoku Technology, Inc...............................   124,000    202,472
   #Nuvoton Technology Corp...............................   308,000    284,283
    O-TA Precision Industry Co., Ltd......................    17,000     10,701
  #*Ocean Plastics Co., Ltd...............................   812,200    996,660
    Oneness Biotech Co., Ltd..............................   297,000    470,461
    OptoTech Corp......................................... 2,758,886  1,053,168
   *Orient Semiconductor Electronics, Ltd................. 2,708,000    441,802
    Oriental Union Chemical Corp.......................... 2,859,267  2,795,682
   #Orise Technology Co., Ltd.............................   412,000    795,220
    P-Two Industries, Inc.................................    49,000     24,476
   #Pacific Construction Co...............................   950,921    296,918
   *Pan Jit International, Inc............................ 1,748,541    660,716
  #*Pan-International Industrial.......................... 1,743,893  1,416,321
    Parade Technologies, Ltd..............................    36,000    263,054
   #Paragon Technologies Co., Ltd.........................   367,571    488,361
    PChome Online, Inc....................................   262,000  1,492,377
  #*PharmaEngine, Inc.....................................   150,000    883,138

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   Phihong Technology Co., Ltd...........................  1,325,901 $  846,752
   Phoenix Tours International, Inc......................    273,000    553,029
 #*Phytohealth Corp......................................    751,929  1,045,975
   Picvue Electronics, Ltd...............................     72,760         --
 #*Pihsiang Machinery Manufacturing Co., Ltd.............    642,534    547,631
  #Pixart Imaging, Inc...................................    666,150  1,287,707
   Plotech Co., Ltd......................................    146,000     52,221
  #Polytronics Technology Corp...........................    280,027    515,548
   Portwell, Inc.........................................    457,000    448,440
   Posiflex Technologies, Inc............................     84,000    280,078
   Potrans Electrical Corp...............................    228,000         --
  *Power Quotient International Co., Ltd.................  1,053,600    724,427
 #*Powercom Co., Ltd.....................................    867,140    147,421
   Powertech Industrial Co., Ltd.........................    367,000    251,149
  #Poya Co., Ltd.........................................    254,520  1,350,353
   President Securities Corp.............................  3,460,488  2,005,675
  #Prime Electronics Satellitics, Inc....................    670,822    568,497
   Prince Housing & Development Corp.....................  3,849,782  2,657,784
   Procomp Informatics, Ltd..............................     21,675         --
   Prodisc Technology, Inc...............................  1,707,199         --
  #Promate Electronic Co., Ltd...........................    732,000    652,735
  #Promise Technology, Inc...............................    638,286    460,781
   Protop Technology Co., Ltd............................    192,000         --
  *Qisda Corp............................................  8,115,900  1,885,151
   Qualipoly Chemical Corp...............................    275,000    258,065
   Quanta Storage, Inc...................................    723,000    706,182
  #Quintain Steel Co., Ltd...............................  1,777,824    411,409
  #Radium Life Tech Co., Ltd.............................  2,697,902  2,420,289
   Ralec Electronic Corp.................................    103,209    113,334
  #Realtek Semiconductor Corp............................    922,420  2,203,254
   Rechi Precision Co., Ltd..............................  1,169,448  1,013,964
  *Rexon Industrial Corp., Ltd...........................     94,392     29,309
   Rich Development Co., Ltd.............................  2,427,974  1,290,971
   Richtek Technology Corp...............................    654,000  2,657,557
 #*Ritek Corp............................................ 13,129,387  2,505,142
   Rotam Global Agrosciences, Ltd........................     12,000     22,462
   Ruentex Engineering & Construction Co.................     35,000     59,858
  #Run Long Construction Co., Ltd........................    380,000    381,960
   Sainfoin Technology Corp..............................    131,260         --
   Sampo Corp............................................  2,833,327    926,481
   San Fang Chemical Industry Co., Ltd...................    594,789    545,128
   San Shing Fastech Corp................................    248,040    523,910
 #*Sanyang Industry Co., Ltd.............................  3,375,628  3,405,499
  #Sanyo Electric Taiwan Co., Ltd........................    584,000    673,329
   SCI Pharmtech, Inc....................................    107,936    278,337
  #SDI Corp..............................................    601,000    654,232
   Senao International Co., Ltd..........................    445,541  1,492,301
  #Sercomm Corp..........................................    839,000  1,078,731
  #Sesoda Corp...........................................    659,250    729,971
   Shan-Loong Transportation Co., Ltd....................     29,000     24,660
   Sheng Yu Steel Co., Ltd...............................    605,980    383,746
  #ShenMao Technology, Inc...............................    441,891    490,814
   Shih Her Technologies, Inc............................     95,000    147,609

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
TAIWAN -- (Continued)
   Shih Wei Navigation Co., Ltd............................   996,183 $  685,594
   Shihlin Electric & Engineering Corp..................... 1,301,000  1,527,999
  *Shihlin Paper Corp......................................   555,000    827,288
   Shin Hai Gas Corp.......................................     1,050      1,453
  #Shin Zu Shing Co., Ltd..................................   615,144  1,384,122
 #*Shining Building Business Co., Ltd...................... 1,098,882    919,324
   Shinkong Insurance Co., Ltd............................. 1,052,131    757,017
   Shinkong Synthetic Fibers Corp.......................... 7,179,395  2,371,468
  #Shinkong Textile Co., Ltd............................... 1,068,542  1,382,631
   Shiny Chemical Industrial Co., Ltd......................   243,000    361,001
  #Shuttle, Inc............................................ 1,381,152    531,173
   Sigurd Microelectronics Corp............................ 1,698,974  1,446,276
 #*Silicon Integrated Systems Corp......................... 2,908,820    956,491
  *Silicon Power Computer & Communications, Inc............   228,000    339,325
   Silitech Technology Corp................................   637,848    958,661
  #Sinbon Electronics Co., Ltd.............................   934,000    883,999
   Sincere Navigation Corp................................. 1,460,786  1,279,659
  #Singatron Enterprise Co., Ltd...........................   437,000    262,318
   Sinkang Industries, Ltd.................................   153,521     52,135
  #Sinmag Equipment Corp...................................   132,200    559,864
  #Sino-American Silicon Products, Inc..................... 2,409,000  2,851,829
  #Sinon Corp.............................................. 1,748,510    891,375
  #Sinphar Pharmaceutical Co., Ltd.........................   572,588    815,455
   Sinyi Realty Co.........................................   832,286  1,376,182
  #Sirtec International Co., Ltd...........................   603,000  1,141,462
   Sitronix Technology Corp................................   524,879    613,977
  *Siward Crystal Technology Co., Ltd......................   536,000    230,378
   Skymedi Corp............................................   205,000     86,116
   Soft-World International Corp...........................   550,000    966,859
   Solar Applied Materials Technology Co................... 1,603,581  1,469,167
 #*Solartech Energy Corp...................................   254,000    150,328
  *Solomon Technology Corp.................................   147,138     63,582
 #*Solytech Enterprise Corp................................   974,000    343,823
   Sonix Technology Co., Ltd...............................   806,000  1,060,989
  #Southeast Cement Co., Ltd............................... 1,053,700    545,521
   Spirox Corp.............................................    66,000     25,613
  #Sporton International, Inc..............................   186,960    569,393
   St Shine Optical Co., Ltd...............................   177,000  4,951,932
   Standard Chemical & Pharma..............................   461,571    558,501
  *Star Comgistic Capital Co., Ltd......................... 1,020,713    386,352
   Stark Technology, Inc...................................   598,860    486,799
  #Sunonwealth Electric Machine Industry Co., Ltd..........   662,487    378,651
  *Sunplus Technology Co., Ltd............................. 2,080,000    720,503
   Sunrex Technology Corp..................................   914,736    407,218
   Sunspring Metal Corp....................................   221,000    594,786
  *Super Dragon Technology Co., Ltd........................   204,382    141,969
   Supreme Electronics Co., Ltd............................   856,000    398,809
  #Swancor Ind Co., Ltd....................................   211,000    292,672
  #Sweeten Construction Co., Ltd...........................   565,889    390,305
  #Syncmold Enterprise Corp................................   525,000    925,016
  #Synmosa Biopharma Corp..................................   423,000    568,233
   Sysage Technology Co., Ltd..............................   352,800    335,865
   Systex Corp.............................................   242,388    291,271

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
TAIWAN -- (Continued)
   TA Chen Stainless Pipe.................................  2,552,953 $1,304,515
  *Ta Chong Bank, Ltd.....................................  7,147,322  2,428,196
  *Ta Chong Securities Co., Ltd...........................    209,000     60,897
   Ta Ya Electric Wire & Cable............................  2,645,306    618,868
   Ta Yih Industrial Co., Ltd.............................    194,000    285,883
   TA-I Technology Co., Ltd...............................    759,778    396,235
  #Tah Hsin Industrial Co., Ltd...........................    474,000    455,136
   TAI Roun Products Co., Ltd.............................    239,000     84,450
  #Tai Tung Communication Co., Ltd........................    115,000    147,961
  #Taichung Commercial Bank...............................  8,806,592  3,213,390
  #TaiDoc Technology Corp.................................    184,000    448,233
   Taiflex Scientific Co., Ltd............................    865,000  1,241,677
  #Taimide Tech, Inc......................................    446,000    416,258
   Tainan Enterprises Co., Ltd............................    643,370    695,202
   Tainan Spinning Co., Ltd...............................  4,878,988  2,373,757
  #Taisun Enterprise Co., Ltd.............................  1,425,428    709,691
   Taita Chemical Co., Ltd................................    741,951    330,347
  #Taiwan Acceptance Corp.................................    390,480    942,625
   Taiwan Calsonic Co., Ltd...............................     33,000     35,468
   Taiwan Chinsan Electronic Industrial Co., Ltd..........    378,000    512,765
   Taiwan Cogeneration Corp...............................  1,625,566  1,051,735
   Taiwan FamilyMart Co., Ltd.............................     20,000    103,365
   Taiwan Fire & Marine Insurance Co......................  1,055,338    757,912
   Taiwan Flourescent Lamp Co., Ltd.......................    176,000         --
   Taiwan FU Hsing Industrial Co., Ltd....................    670,000    767,635
   Taiwan Hon Chuan Enterprise Co., Ltd...................  1,216,814  2,700,187
  #Taiwan Hopax Chemicals Manufacturing Co., Ltd..........    795,120    479,248
   Taiwan Kolin Co., Ltd..................................  1,356,000         --
 #*Taiwan Land Development Corp...........................  3,367,798  1,225,244
  *Taiwan Life Insurance Co., Ltd.........................  1,790,232  1,361,922
   Taiwan Line Tek Electronic.............................    404,529    327,715
   Taiwan Mask Corp.......................................  1,038,412    338,744
   Taiwan Navigation Co., Ltd.............................    697,777    537,479
   Taiwan Paiho, Ltd......................................  1,274,287  1,344,629
  #Taiwan PCB Techvest Co., Ltd...........................  1,040,238  1,257,051
  #Taiwan Prosperity Chemical Corp........................    580,000    579,961
   Taiwan Pulp & Paper Corp...............................  1,940,980    809,223
  #Taiwan Sakura Corp.....................................  1,398,003    770,064
   Taiwan Secom Co., Ltd..................................  1,069,332  2,410,191
   Taiwan Semiconductor Co., Ltd..........................  1,215,000    924,389
   Taiwan Sogo Shin Kong SEC..............................    997,278  1,182,859
  *Taiwan Styrene Monomer.................................  2,424,961  1,397,063
   Taiwan Surface Mounting Technology Co., Ltd............  1,061,550  1,462,914
  *Taiwan TEA Corp........................................  3,021,897  1,913,730
   Taiwan Union Technology Corp...........................    798,000    588,550
  #Taiyen Biotech Co., Ltd................................    969,000    887,201
 #*Tang Eng Iron Works Co., Ltd...........................     60,000     59,488
  *Tatung Co., Ltd........................................ 11,022,015  2,788,015
  #Te Chang Construction Co., Ltd.........................    392,840    355,153
  *Tecom Co., Ltd.........................................    108,114     12,413
 #*Tekcore Co., Ltd.......................................    326,000    117,214
  #Ten Ren Tea Co., Ltd...................................    187,980    290,739
   Test Research, Inc.....................................    757,821  1,013,813

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

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CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
TAIWAN -- (Continued)
   Test-Rite International Co., Ltd........................ 1,680,495 $1,345,799
  #ThaiLin Semiconductor Corp..............................   226,000    109,112
   Thinking Electronic Industrial Co., Ltd.................   403,204    431,290
  #Thye Ming Industrial Co., Ltd...........................   852,360  1,097,432
   TNC Industrial Corp., Ltd...............................   197,000    135,255
   Ton Yi Industrial Corp.................................. 2,273,644  1,992,969
  #Tong Hsing Electronic Industries, Ltd...................   625,963  3,047,268
   Tong Yang Industry Co., Ltd............................. 1,774,382  2,527,097
   Tong-Tai Machine & Tool Co., Ltd........................   932,599    724,235
   Topco Scientific Co., Ltd...............................   691,572  1,120,463
   Topco Technologies Corp.................................   114,000    252,026
  #Topoint Technology Co., Ltd.............................   720,111    448,967
   Toung Loong Textile Manufacturing.......................   373,000  1,013,120
   Trade-Van Information Services Co.......................   239,000    241,987
  #Transasia Airways Corp..................................   578,000    246,774
   Transcend Information, Inc..............................    22,651     65,704
   Tsann Kuen Enterprise Co., Ltd..........................   514,686    736,647
  #TSC Auto ID Technology Co., Ltd.........................    63,000    323,299
   Ttet Union Corp.........................................   270,000    502,991
   TTFB Co., Ltd...........................................     9,000     80,512
  #TTY Biopharm Co., Ltd...................................   782,280  2,789,677
   Tung Ho Steel Enterprise Corp........................... 3,686,000  3,120,560
   Tung Ho Textile Co., Ltd................................   598,000    175,457
  #Tung Thih Electronic Co., Ltd...........................   276,482    622,815
  #TURVO International Co., Ltd............................   104,000    428,361
  #TXC Corp................................................ 1,349,053  1,809,623
   TYC Brother Industrial Co., Ltd.........................   875,218    436,962
 #*Tycoons Group Enterprise................................ 2,368,182    465,330
  *Tyntek Corp............................................. 1,728,393    357,288
   TZE Shin International Co., Ltd.........................   320,221    151,651
  #Ubright Optronics Corp..................................   115,000    443,538
   Unic Technology Corp....................................    72,000     28,908
  *Union Bank Of Taiwan.................................... 3,222,537  1,234,695
   Unitech Computer Co., Ltd...............................   281,804    132,443
  #Unitech Printed Circuit Board Corp...................... 2,859,370  1,070,673
   United Integrated Services Co., Ltd..................... 1,093,439  1,063,892
 #*Unity Opto Technology Co., Ltd.......................... 1,413,500  1,099,180
   Universal Cement Corp................................... 1,746,191  1,012,266
   Unizyx Holding Corp..................................... 2,078,430    948,501
   UPC Technology Corp..................................... 3,481,910  1,799,224
   Userjoy Technology Co., Ltd.............................   108,000    185,870
   USI Corp................................................ 3,673,734  2,624,801
   Ve Wong Corp............................................   503,696    391,012
 #*Via Technologies, Inc................................... 1,520,500    910,341
  #Viking Tech Corp........................................    43,000     35,893
   Visual Photonics Epitaxy Co., Ltd....................... 1,186,696  1,370,934
  #Vivotek, Inc............................................   243,223  1,244,145
  #Wafer Works Corp........................................ 1,310,580    578,161
  #Wah Hong Industrial Corp................................   331,021    365,104
   Wah Lee Industrial Corp.................................   819,000  1,131,494
  *Walsin Lihwa Corp....................................... 3,797,000  1,110,762
  *Walsin Technology Corp.................................. 2,779,873    708,255
  *Walton Advanced Engineering, Inc........................ 1,443,197    495,610

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

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
TAIWAN -- (Continued)
   Wan Hai Lines, Ltd...................................  1,440,000 $    770,285
   WAN HWA Enterprise Co................................    609,608      293,751
   Waterland Financial Holdings Co., Ltd................  5,179,131    1,737,316
  #Ways Technical Corp., Ltd............................    295,000      567,170
  *WEI Chih Steel Industrial Co., Ltd...................    433,000       74,027
  #Wei Chuan Foods Corp.................................  1,836,000    3,393,637
  #Wei Mon Industry Co., Ltd............................  1,682,282      526,969
  #Weikeng Industrial Co., Ltd..........................    957,100      652,431
  #Well Shin Technology Co., Ltd........................    328,000      594,158
   Weltrend Semiconductor...............................  1,131,833      637,343
  #Win Semiconductors Corp..............................  2,659,000    2,875,933
  *Winbond Electronics Corp............................. 14,866,138    3,274,024
  *Wintek Corp..........................................  8,975,000    3,650,826
  #Wisdom Marine Lines Co., Ltd.........................    754,400      988,454
   Wistron NeWeb Corp...................................  1,100,069    1,703,943
   WT Microelectronics Co., Ltd.........................  1,366,879    1,483,603
   WUS Printed Circuit Co., Ltd.........................  1,582,000      632,841
   X-Legend Entertainment Co., Ltd......................      7,000       40,303
   XAC Automation Corp..................................    241,000      293,357
  #Xxentria Technology Materials Corp...................    587,000    1,027,464
  *Yageo Corp...........................................  9,756,000    3,269,673
   YC INOX Co., Ltd.....................................  1,562,171      839,415
  #YeaShin International Development Co., Ltd...........    871,000      757,435
   Yem Chio Co., Ltd....................................  1,519,036    1,169,956
   YFY, Inc.............................................  6,150,212    3,001,743
  *Yi Jinn Industrial Co., Ltd..........................    735,312      188,538
   Yieh Phui Enterprise Co., Ltd........................  4,730,338    1,403,512
   Young Fast Optoelectronics Co., Ltd..................    691,872    1,001,043
  #Young Optics, Inc....................................    264,111      604,708
  #Youngtek Electronics Corp............................    480,532    1,066,917
   Yufo Electronics Co., Ltd............................     98,000       62,791
   Yung Chi Paint & Varnish Manufacturing Co., Ltd......    333,869      892,324
  #Yungshin Construction & Development Co...............     39,000       98,729
   YungShin Global Holding Corp.........................    800,300    1,180,150
   Yungtay Engineering Co., Ltd.........................  1,597,000    3,854,548
   Zeng Hsing Industrial Co., Ltd.......................    238,349    1,120,716
   Zenitron Corp........................................    902,000      565,325
   Zig Sheng Industrial Co., Ltd........................  2,246,270      744,307
   Zinwell Corp.........................................  1,474,586    1,278,878
   Zippy Technology Corp................................    581,948      509,550
  #ZongTai Real Estate Development Co., Ltd.............    352,800      362,732
                                                                    ------------
TOTAL TAIWAN............................................             592,077,634
                                                                    ------------
THAILAND -- (4.5%)
   AAPICO Hitech PCL....................................    916,780      527,222
   Aeon Thana Sinsap Thailand PCL.......................    142,500      406,330
   AJ Plast PCL.........................................  1,980,088      670,573
   Amarin Printing & Publishing PCL.....................     70,600       49,172
   Amata Corp. PCL......................................  4,023,200    2,172,271
   AP Thailand PCL......................................  9,115,560    1,703,707
  *Apex Development PCL.................................      3,536           --
  *Asia Green Energy PCL................................  3,658,300      254,795
   Asia Plus Securities PCL............................. 10,379,800    1,293,330

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CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
THAILAND -- (Continued)
   Asian Insulators PCL.................................   1,129,000 $  613,195
   Bangchak Petroleum PCL...............................   4,164,400  4,590,153
   Bangkok Aviation Fuel Services PCL...................   1,389,217  1,120,694
   Bangkok Chain Hospital PCL...........................   7,551,837  1,664,782
   Bangkok Expressway PCL...............................   2,321,200  2,706,831
   Bangkok Insurance PCL................................     128,701  1,615,958
   Bangkok Life Assurance PCL...........................   1,504,200  2,835,393
  *Bangkok Metro PCL....................................  37,278,200  1,322,006
  *Bangkok Rubber PCL...................................      14,600         --
   Bangkokland PCL......................................  61,025,970  2,846,579
   Bumrungrad Hospital PCL..............................   1,645,300  4,270,947
   CalComp Electronics Thailand PCL.....................  11,282,100  1,016,470
   Capital Nomura Securities PCL........................     513,700     27,408
  *Central Paper Industry P.L.C.........................          20         --
   Central Plaza Hotel PCL..............................   3,964,900  3,831,892
   CH Karnchang PCL.....................................   5,219,100  3,051,423
   Charoong Thai Wire & Cable PCL.......................   1,395,700    468,206
   Country Group Securities PCL.........................  11,123,300    437,114
   CS Loxinfo PCL.......................................   1,759,200    674,454
   Delta Electronics Thailand PCL.......................   3,676,100  5,255,766
   Dhipaya Insurance PCL................................     523,300    723,090
   Diamond Building Products PCL........................   2,479,600    712,984
   DSG International Thailand PCL.......................   2,313,500    827,834
   Dynasty Ceramic PCL..................................   1,101,600  2,076,498
   Eastern Water Resources Development and Management
     PCL................................................   4,333,100  1,785,846
   Electricity Generating PCL...........................     597,900  2,597,904
   Erawan Group PCL (The)...............................   6,580,870    815,776
   Esso Thailand PCL....................................  10,241,300  2,274,027
  *G J Steel PCL........................................ 119,093,000    304,391
   G Steel PCL (Foreign)................................  27,015,300    163,991
  *GFPT PCL.............................................   3,864,900  1,142,183
  *GMM Grammy PCL.......................................   1,313,300    637,769
  *Golden Land Property Development PCL.................   1,833,700    448,173
  *Grand Canal Land PCL.................................     834,300     82,630
  *Grande Asset Hotels & Property PCL...................     482,600     18,656
   Gunkul Engineering PCL...............................   1,286,200    723,231
   Hana Microelectronics PCL............................   2,042,796  1,324,880
   Hemaraj Land and Development PCL.....................  27,967,200  2,948,619
   ICC International PCL................................     204,600    264,738
  *Italian-Thai Development PCL.........................  16,974,830  2,548,936
  *ITV PCL..............................................   2,785,600     93,447
   Jasmine International PCL............................  20,102,100  5,330,589
   Jaymart PCL..........................................   1,235,800    813,338
   Jubilee Enterprise PCL...............................     159,300    124,183
   Kang Yong Electric PCL...............................      23,900    230,601
   KCE Electronics PCL..................................   1,413,300    713,423
   KGI Securities Thailand PCL..........................   9,781,400    881,264
   Khon Kaen Sugar Industry PCL.........................   4,323,100  1,767,913
   Kiatnakin Bank PCL...................................   2,760,800  3,792,792
   Laguna Resorts & Hotels PCL..........................     197,000    193,538
   Lanna Resources PCL..................................   1,601,650    552,646
   LH Financial Group PCL...............................  23,936,846  1,047,715
   Loxley PCL...........................................   6,495,165  1,020,965

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

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
THAILAND -- (Continued)
   LPN Development PCL (B00PXK5)..........................    411,500 $  280,030
   LPN Development PCL (B00Q643)..........................  2,486,000  1,691,751
   Major Cineplex Group PCL...............................  2,775,900  1,871,294
   Maybank Kim Eng Securities Thailand PCL................     92,800     70,860
   MBK PCL................................................    551,200  2,782,415
   MCOT PCL...............................................  2,016,400  2,641,291
   Modernform Group PCL...................................    413,900    131,575
  *Muang Thai Insurance PCL...............................     43,788    166,478
   Muramoto Electron Thailand PCL.........................     14,000     59,936
  *Nation Multimedia Group PCL............................ 14,377,900    675,256
  *Natural Park PCL....................................... 37,126,800    106,754
   Nava Nakorn PCL........................................  1,715,500    120,578
   Noble Development PCL..................................    230,200     62,882
   Polyplex Thailand PCL..................................  2,079,100    717,389
   Precious Shipping PCL..................................  2,776,300  1,463,545
   President Rice Products PCL............................      3,375      4,825
   Property Perfect PCL................................... 21,874,700    803,703
   Pruksa Real Estate PCL.................................  6,340,700  3,808,472
   Quality Houses PCL..................................... 27,131,108  2,357,719
  *Raimon Land PCL........................................ 13,557,900    550,113
  *Regional Container Lines PCL...........................  2,243,400    422,877
   Robinson Department Store PCL..........................    317,825    573,710
   Rojana Industrial Park PCL.............................  5,372,000  1,510,339
   RS PCL.................................................  2,469,300    682,410
   Saha Pathana Inter-Holding PCL.........................    680,300    508,595
   Saha-Union PCL.........................................    746,600    972,011
  *Sahaviriya Steel Industries PCL........................ 67,501,400    819,506
   Samart Corp. PCL.......................................  2,803,300  1,692,727
   Samart I-Mobile PCL....................................  9,719,600  1,030,961
   Samart Telcoms PCL.....................................  1,810,900    960,413
   Sansiri PCL............................................ 26,886,208  2,302,078
   SC Asset Corp PCL...................................... 10,012,325  1,247,542
   SE Education PCL.......................................    168,069     30,875
   Siam City Cement PCL...................................     10,700    146,313
  *Siam Commercial Samaggi Insurance PCL (The)............     65,700     61,922
   Siam Future Development PCL............................  6,419,521  1,292,108
   Siam Global House PCL..................................  5,154,683  3,326,664
   Siam Makro PCL.........................................     31,900    790,875
   Siamgas & Petrochemicals PCL...........................  2,476,700    807,104
   Sino Thai Engineering & Construction PCL...............  4,296,500  2,649,280
   SNC Former PCL.........................................    834,800    642,769
   Solartron PCL..........................................    445,500     83,976
   Somboon Advance Technology PCL.........................  1,715,637    986,628
  *SPCG PCL...............................................  1,668,900  1,167,697
   Sri Ayudhya Capital PCL................................     27,000     22,212
   Sri Trang Agro-Industry PCL............................  3,674,590  1,432,268
   Srithai Superware PCL..................................    871,700    582,062
   STP & I PCL............................................    924,335  2,229,626
   Supalai PCL............................................  5,048,833  2,500,221
   Susco PCL..............................................  3,430,500    434,019
  *SVI PCL................................................  6,752,900    772,376
   Symphony Communication PCL.............................    431,900    216,640
  *Tata Steel Thailand PCL................................ 19,452,300    459,895

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

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
THAILAND -- (Continued)
   Thai Airways International PCL (6888868).............  5,239,600 $  3,799,966
   Thai Airways International PCL (6364971).............    141,400      102,549
   Thai Carbon Black PCL................................    504,600      362,732
   Thai Central Chemical PCL............................    194,300      150,226
   Thai Factory Development PCL.........................  3,227,380      953,778
   Thai Metal Trade PCL.................................    583,600      192,047
   Thai Rayon PCL.......................................     11,100       12,678
  *Thai Reinsurance PCL (6609575).......................  5,860,200      891,200
  *Thai Reinsurance PCL (6609995).......................    833,200      126,710
   Thai Rung Union Car PCL..............................    765,700      221,392
   Thai Stanley Electric PCL............................    206,600    1,636,958
   Thai Steel Cable PCL.................................      3,400        1,738
   Thai Tap Water Supply PCL............................ 11,792,500    4,068,978
   Thai Vegetable Oil PCL...............................  2,740,175    1,637,101
   Thai Wacoal PCL......................................     78,000      124,601
   Thai-German Ceramic PCL..............................  3,158,400      363,266
   Thaicom PCL..........................................  3,162,800    3,107,224
   Thanachart Capital PCL...............................  3,989,600    4,270,019
   Thitikorn PCL........................................    550,100      214,416
  *Thoresen Thai Agencies PCL...........................  3,571,920    1,746,018
  *Three Sixty Five PCL.................................  2,115,300       58,120
   Ticon Industrial Connection PCL......................  3,173,187    2,017,458
  *Tipco Asphalt PCL....................................    684,790    1,203,305
  *TIPCO Foods PCL......................................  2,397,682      773,693
   Tisco Financial Group PCL (B3KFW10)..................    677,900      823,010
   Tisco Financial Group PCL (B3KFW76)..................  1,740,400    2,112,946
   Toyo-Thai Corp. PCL (B5ML0D8)........................  1,290,600    1,309,155
   Toyo-Thai Corp. PCL (B5ML0B6)........................     45,100       45,748
   TPI Polene PCL.......................................  6,022,060    2,135,619
  *Tycoons Worldwide Group Thailand PCL.................    804,700      134,974
   Union Mosaic Industry PCL............................  2,521,200    1,272,682
   Unique Engineering & Construction PCL................  3,212,300      749,195
   Univanich Palm Oil PCL...............................    939,000      330,000
   Univentures PCL......................................  5,549,900    1,391,908
   Vanachai Group PCL...................................  3,321,266      301,354
   Vibhavadi Medical Center PCL.........................  3,482,320    1,157,065
   Vinythai PCL.........................................  2,764,134    1,015,576
   Workpoint Entertainment PCL..........................    827,100      990,935
                                                                    ------------
TOTAL THAILAND..........................................             179,943,146
                                                                    ------------
TURKEY -- (3.0%)
   Adana Cimento Sanayii TAS Class A....................    452,138      946,720
   Adel Kalemcilik Ticaret ve Sanayi A.S................     18,336      559,841
  *Afyon Cimento Sanayi TAS.............................      6,850      162,924
   Akcansa Cimento A.S..................................    370,852    2,081,970
  *Akenerji Elektrik Uretim A.S.........................  1,777,088    1,210,329
  *Akfen Holding A.S....................................    689,772    1,522,911
  *AKIS Gayrimenkul Yatirimi A.S........................     45,283       63,313
   Aksa Akrilik Kimya Sanayii...........................    732,601    2,787,459
   Aksigorta A.S........................................    995,287    1,259,752
   Aktas Elektrik Ticaret A.S...........................        370           --
   Alarko Holding A.S...................................    682,424    2,001,551
 #*Albaraka Turk Katilim Bankasi A.S....................  2,395,930    2,262,984

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
TURKEY -- (Continued)
   Alkim Alkali Kimya A.S..................................    19,959 $  122,990
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.....   110,344  2,975,011
 #*Anadolu Anonim Tuerk Sigorta Sirketi.................... 1,698,372  1,095,498
   Anadolu Cam Sanayii A.S.................................   905,618  1,225,492
   Anadolu Hayat Emeklilik A.S.............................   737,241  1,410,483
 #*Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S............    38,212    418,134
   Aselsan Elektronik Sanayi Ve Ticaret A.S................        --          2
  *Asya Katilim Bankasi A.S................................ 3,871,934  3,890,128
   Aygaz A.S...............................................   124,525    567,990
  #Bagfas Bandirma Gubre Fabrik............................    34,971    748,868
 #*Banvit Bandirma Vitaminli Yem Sanayii ASA...............   268,749    492,767
 #*Baticim Bati Anadolu Cimento Sanayii A.S................   261,327    836,598
 #*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.......   393,299    298,103
   Bizim Toptan Satis Magazalari A.S.......................   146,872  2,190,424
   Bolu Cimento Sanayii A.S................................   398,649    448,128
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...........    71,219  1,176,082
 #*Bosch Fren Sistemleri...................................       989     66,139
  *Boyner Buyuk Magazacilik................................   274,225    820,172
  #Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.........   175,922    492,044
  #Bursa Cimento Fabrikasi A.S.............................   202,385    478,881
   Celebi Hava Servisi A.S.................................    45,555    345,484
   Cimsa Cimento Sanayi VE Tica............................   375,031  2,167,696
  *Deva Holding A.S........................................   683,187    718,887
   Dogan Gazetecilik A.S...................................    76,855     55,328
  *Dogan Sirketler Grubu Holding A.S....................... 6,240,172  3,050,865
 #*Dogan Yayin Holding A.S................................. 3,720,799  1,341,863
   Dogus Otomotiv Servis ve Ticaret A.S....................   595,613  3,384,019
  *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S..............   491,290    295,006
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.........   265,518    580,423
  #Eczacibasi Yatirim Holding Ortakligi A.S................   335,309  1,047,120
   EGE Seramik Sanayi ve Ticaret A.S.......................   626,961    744,653
  #EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
    Sanayi ve Ticaret A.S.................................. 1,382,244  1,546,001
  #Fenerbahce Futbol A.S...................................    19,461    283,700
 #*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S......    22,457    328,861
   Gentas Genel Metal Sanayi ve Ticaret A.S................   463,448    289,562
   Global Yatirim Holding A.S.............................. 1,925,225  1,364,895
   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.........     8,540        926
  #Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.....    46,627  1,242,280
  #Goodyear Lastikleri TAS.................................    31,518    736,208
  *Gozde Girisim Sermayesi Yatirim Ortakligi A.S...........   194,478    475,523
  *GSD Holding............................................. 1,914,804  1,335,489
  *Gubre Fabrikalari TAS...................................   183,030  1,436,983
  *Gunes Sigorta...........................................   330,927    345,656
 #*Hurriyet Gazetecilik A.S................................ 1,130,609    436,358
  *Ihlas EV Aletleri.......................................   387,355    107,492
 #*Ihlas Holding A.S....................................... 5,470,959  2,331,737
  *Ihlas Madencilik A.S....................................    59,388    295,616
  #Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
    Ticaret A.S............................................   130,385    254,750
 #*Ipek Dogal Enerji Kaynaklari Ve Uretim A.S..............   814,394  1,619,479
  *Is Finansal Kiralama A.S................................   951,417    481,991
   Is Yatirim Menkul Degerler A.S. Class A.................   254,709    190,837
  *Isiklar Yatirim Holding A.S.............................   237,725     59,988
 #*Izmir Demir Celik Sanayi A.S............................   497,126    523,879

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                               SHARES    VALUE++
                                                              --------- ----------
TURKEY -- (Continued)
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class
    A........................................................ 1,218,878 $1,050,251
 #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class
   B.........................................................   601,363  1,007,285
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class
    D........................................................ 4,219,413  2,541,133
 #*Karsan Otomotiv Sanayii Ve Ticaret A.S....................   266,647    152,924
  #Kartonsan Karton Sanayi ve Ticaret A.S....................     8,154    932,934
 #*Kerevitas Gida Sanayi ve Ticaret A.S......................     8,607    172,549
   Konya Cimento Sanayii A.S.................................     8,645  1,117,571
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
     Ticaret A.S.............................................   116,486    190,595
 #*Koza Anadolu Metal Madencilik Isletmeleri A.S............. 1,324,701  2,142,568
   Mardin Cimento Sanayii ve Ticaret A.S.....................   285,454    633,350
 #*Marshall Boya ve Vernik...................................    28,715    571,222
  *Menderes Tekstil Sanayi ve Ticaret A.S....................   831,656    200,822
  *Metro Ticari ve Mali Yatirimlar Holding A.S............... 1,233,710    317,820
  *Migros Ticaret A.S........................................    51,796    546,471
 #*Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S............   149,549     84,056
   Mudurnu Tavukculuk A.S....................................     1,740         --
   Mutlu Aku ve Malzemeleri Sanayi AS........................   110,210    239,078
  *Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS..........    13,841    157,643
  *Nergis Holding A.S........................................     1,784         --
  #NET Holding A.S........................................... 1,294,842  1,661,774
 #*Net Turizm Ticaret ve Sanayi SA........................... 1,076,216    480,417
  #Netas Telekomunikasyon A.S................................   173,941    633,430
  #Nuh Cimento Sanayi A.S....................................   306,882  1,790,899
   Otokar Otomotiv Ve Savunma Sanayi A.S.....................    81,842  2,697,439
 #*Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.....   490,325  1,192,380
 #*Petkim Petrokimya Holding A.S............................. 3,047,986  4,248,859
   Pinar Entegre Et ve Un Sanayi A.S.........................   139,619    509,057
   Pinar SUT Mamulleri Sanayii A.S...........................   127,299  1,041,789
 #*Polyester Sanayi A.S......................................   898,330    425,474
   Raks Elektronik Sanayi ve Ticaret A.S.....................     2,730         --
  *Reysas Tasimacilik ve Lojistik Ticaret A.S................     8,051      2,740
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S........   238,910    347,020
 #*Sekerbank TAS............................................. 2,717,570  2,688,465
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................. 1,248,147  1,228,585
  #Soda Sanayii A.S..........................................   931,900  1,090,717
  *TAT Konserve Sanayii A.S..................................   582,547    725,304
   TAV Havalimanlari Holding A.S.............................    84,613    528,854
   Tekfen Holding A.S........................................ 1,158,399  3,656,553
  *Tekstil Bankasi A.S....................................... 1,239,261  1,097,366
   Tofas Turk Otomobil Fabrikasi A.S.........................         1          7
   Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS...     2,812      7,645
  #Trakya Cam Sanayi A.S..................................... 1,721,292  2,222,650
   Turcas Petrol A.S.........................................   612,515    945,329
   Turk Traktor ve Ziraat Makineleri A.S.....................   111,281  3,467,710
   Turkiye Sinai Kalkinma Bankasi A.S........................ 4,952,829  4,789,243
   Ulker Biskuvi Sanayi A.S..................................   470,074  3,174,832
   Uzel Makina Sanayii A.S...................................   172,635         --
 #*Vestel Beyaz Esya Sanayi ve Ticaret A.S...................   452,818    658,365
 #*Vestel Elektronik Sanayi ve Ticaret A.S...................   815,304    881,045
  *Yapi Kredi Sigorta A.S....................................   194,413  1,850,622

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ---------- --------------
TURKEY - (Continued)
 #*Zorlu Enerji Elektrik Uretim A.S...................  1,483,938 $    1,007,566
                                                                  --------------
TOTAL TURKEY..........................................               121,143,651
                                                                  --------------
TOTAL COMMON STOCKS...................................             3,559,439,063
                                                                  --------------
PREFERRED STOCKS - (1.3%)
BRAZIL - (1.3%)
   Alpargatas SA......................................    710,880      4,365,586
   Banco ABC Brasil SA................................    563,578      2,964,445
   Banco Alfa de Investimento SA......................      2,600          6,872
   Banco Daycoval SA..................................    267,527        952,208
   Banco do Estado do Rio Grande do Sul SA Class B....    519,247      3,468,702
   Banco Industrial e Comercial SA....................    417,720        673,816
   Banco Indusval SA..................................     11,800         33,414
   Banco Mercantil do Brasil SA.......................      8,069         39,967
  *Banco Panamericano SA..............................    950,500      2,524,834
   Banco Pine SA......................................    149,335        670,301
   Banco Sofisa SA....................................     92,600        126,641
   Bardella SA Industrias Mecanicas...................        500         10,956
  *Battistella Adm Participacoes SA...................     35,500         15,872
  *Bombril SA.........................................      7,800         22,292
  *Centrais Eletricas de Santa Catarina SA............     81,500        682,337
   Cia de Gas de Sao Paulo Class A....................    128,087      3,130,098
   Cia de Saneamento do Parana........................    185,001        509,263
  *Cia de Tecidos do Norte de Minas - Coteminas.......          2              2
   Cia de Transmissao de Energia Eletrica Paulista....     81,500      1,211,059
   Cia Energetica de Sao Paulo Class B................    316,800      2,789,801
   Cia Energetica do Ceara Class A....................    166,111      2,978,035
   Cia Ferro Ligas da Bahia - Ferbasa.................    269,949      1,428,226
   Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA.........................................    707,800      1,895,657
  *Empresa Metropolitana de Aguas e Energia SA........     24,000         63,015
   Energisa SA........................................    112,900        123,721
   Eucatex SA Industria e Comercio....................    149,227        395,741
   Forjas Taurus SA...................................    553,232        577,155
   Fras-Le Middle East Class A........................     30,300         61,693
  *Gol Linhas Aereas Inteligentes SA..................    466,400      1,598,724
  *Inepar SA Industria e Construcoes..................    292,768        164,264
   Marcopolo SA.......................................  1,455,100      8,259,822
   Parana Banco SA....................................     52,900        285,213
   Randon Participacoes SA............................  1,132,726      5,853,920
   Saraiva SA Livreiros Editores......................    147,273      1,904,378
   Schulz SA..........................................      9,000         38,070
   Sharp SA Equipamentos Eletronicos.................. 30,200,000             --
   Unipar Participacoes SA Class B....................  2,790,948        550,519
   Whirlpool SA.......................................    183,716        336,613
                                                                  --------------
TOTAL BRAZIL..........................................                50,713,232
                                                                  --------------
CHILE - (0.0%)
   Coca-Cola Embonor SA Class B.......................      8,190         20,577
                                                                  --------------
COLOMBIA - (0.0%)
   Avianca Holdings SA................................     61,523        130,855
                                                                  --------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                 SHARES       VALUE++
                                                                                               ----------- --------------
TOTAL PREFERRED STOCKS........................................................................             $   50,864,664
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *MPX Energia SA Rights 08/08/13.............................................................      72,196         14,557
  *Refinaria de Petroleos de Manguinhos SA Rights 01/02/14....................................      50,052          1,536
                                                                                                           --------------
TOTAL BRAZIL..................................................................................                     16,093
                                                                                                           --------------
MALAYSIA -- (0.0%)
  *Puncak Niaga Holding Bhd Warrants 12/29/17.................................................     101,952         51,228
                                                                                                           --------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights................................................................   2,699,832             --
                                                                                                           --------------
SOUTH KOREA -- (0.0%)
#*Heung A Shipping Co., Ltd. Rights 08/13/13..................................................      62,031         45,829
#*Innox Corp. Rights 08/22/13.................................................................       3,536         21,406
                                                                                                           --------------
TOTAL SOUTH KOREA.............................................................................                     67,235
                                                                                                           --------------
THAILAND -- (0.0%)
  *Bangkokland PCL Warrants 06/24/14..........................................................  17,591,539        202,331
  *G J Steel PCL Rights 02/07/20..............................................................   5,379,492         29,218
  *Italian-Thai Development PCL Rights 08/09/13...............................................   2,698,998        146,591
  *KCE Electronics PCL Warrants 06/19/16......................................................     298,025         99,024
  *National Multimedia Group PCL Warrants 06/19/18............................................   4,031,200         60,532
  *Thai Factory Development PCL Warrants 05/15/16.............................................      86,180         15,006
  *Thoresen Thai Agencies PCL Rights 09/12/15.................................................     213,527         29,880
                                                                                                           --------------
TOTAL THAILAND................................................................................                    582,582
                                                                                                           --------------
TOTAL RIGHTS/WARRANTS.........................................................................                    717,138
                                                                                                           --------------

                                                                                                 SHARES/
                                                                                                  FACE
                                                                                                 AMOUNT
                                                                                                  (000)       VALUE+
                                                                                               ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@ DFA Short Term Investment Fund...........................................................  34,572,169    400,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.10%, 08/01/13 (Collateralized by
     $1,557,156 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 01/01/40
     to 05/01/42, valued at $999,132) to be repurchased at $979,544........................... $       980        979,541
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...........................................................                400,979,541
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,857,829,242)^^                                                                                  $4,012,000,406
                                                                                                           ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                             ------------ -------------- -------- --------------
Common Stocks
   Argentina................ $          1             --       -- $            1
   Brazil...................  304,683,065             --       --    304,683,065
   Chile....................   46,442,937             --       --     46,442,937
   China....................      202,447 $  552,190,049       --    552,392,496
   Colombia.................      583,865             --       --        583,865
   Hong Kong................       56,053        482,877       --        538,930
   Hungary..................           --      2,247,541       --      2,247,541
   India....................    1,794,722    248,999,269       --    250,793,991
   Indonesia................    2,418,571    159,216,349       --    161,634,920
   Israel...................        1,481         45,219       --         46,700
   Macedonia................           --             --       --             --
   Malaysia.................    1,873,361    219,658,478       --    221,531,839
   Mexico...................  140,314,952             --       --    140,314,952
   Philippines..............           --     56,922,422       --     56,922,422
   Poland...................      161,409     71,523,895       --     71,685,304
   South Africa.............    2,250,071    283,610,895       --    285,860,966
   South Korea..............           --    570,594,703       --    570,594,703
   Taiwan...................           --    592,077,634       --    592,077,634
   Thailand.................  179,849,699         93,447       --    179,943,146
   Turkey...................      157,643    120,986,008       --    121,143,651
Preferred Stocks
   Brazil...................   50,713,232             --       --     50,713,232
   Chile....................       20,577             --       --         20,577
   Colombia.................      130,855             --       --        130,855
Rights/Warrants
   Brazil...................           --         16,093       --         16,093
   Malaysia.................           --         51,228       --         51,228
   Poland...................           --             --       --             --
   South Korea..............           --         67,235       --         67,235
   Thailand.................           --        582,582       --        582,582
Securities Lending
  Collateral................           --    400,979,541       --    400,979,541
                             ------------ -------------- -------- --------------
TOTAL....................... $731,654,941 $3,280,345,465       -- $4,012,000,406
                             ============ ============== ======== ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (94.5%)
Consumer Discretionary -- (18.0%)
  *1-800-Flowers.com, Inc. Class A......................    44,330 $    291,691
  #AH Belo Corp. Class A................................    14,556      109,170
 #*ALCO Stores, Inc.....................................       700        9,884
   American Greetings Corp. Class A.....................    62,335    1,186,858
   Arctic Cat, Inc......................................     3,436      189,117
 #*Ascent Capital Group, Inc. Class A...................     8,564      665,508
  #Autoliv, Inc.........................................     9,404      768,965
  *Ballantyne Strong, Inc...............................     9,030       37,023
 #*Barnes & Noble, Inc..................................    26,500      473,025
   Bassett Furniture Industries, Inc....................     2,900       46,197
   Beasley Broadcasting Group, Inc. Class A.............     9,471       76,052
 #*Beazer Homes USA, Inc................................    12,516      215,150
  #bebe stores, Inc.....................................    13,599       81,322
   Belo Corp. Class A...................................    62,627      893,061
   Best Buy Co., Inc....................................   197,800    5,951,802
   Big 5 Sporting Goods Corp............................     8,501      172,315
 #*Biglari Holdings, Inc................................     1,627      677,743
   Bob Evans Farms, Inc.................................    52,387    2,662,307
  #Bon-Ton Stores, Inc. (The)...........................     2,986       56,316
 #*Books-A-Million, Inc.................................    14,887       36,920
   Brown Shoe Co., Inc..................................    74,697    1,775,548
  *Build-A-Bear Workshop, Inc...........................    25,874      183,964
 #*Cabela's, Inc........................................    53,051    3,641,421
  *Cache, Inc...........................................    26,610      111,762
  #Callaway Golf Co.....................................   128,624      923,520
  *Cambium Learning Group, Inc..........................    37,733       51,317
   Canterbury Park Holding Corp.........................     2,755       27,743
   Carnival Corp........................................   489,649   18,131,702
  #Carriage Services, Inc...............................    20,916      392,384
  *Cavco Industries, Inc................................     7,600      416,404
  #CBS Corp. Class A....................................    28,263    1,507,831
   CBS Corp. Class B....................................   268,466   14,185,743
  *Christopher & Banks Corp.............................    58,754      401,877
   Churchill Downs, Inc.................................     7,682      623,855
  *Coast Distribution System (The)......................       547        1,761
  #Columbia Sportswear Co...............................     4,317      278,533
   Comcast Corp. Class A................................ 3,446,875  155,385,125
   Comcast Corp. Special Class A........................ 1,088,341   46,918,381
  *Conn's, Inc..........................................    25,450    1,644,579
   Core-Mark Holding Co., Inc...........................    24,059    1,507,296
 #*Corinthian Colleges, Inc.............................    36,345       81,413
   CSS Industries, Inc..................................    13,050      347,522
 #*CST Brands, Inc......................................    73,122    2,384,508
   Culp, Inc............................................    10,036      193,093
 #*dELiA*s, Inc.........................................    22,143       33,215
  *Delta Apparel, Inc...................................     7,532      120,889
   Destination Maternity Corp...........................       200        6,012
  *Destination XL Group, Inc............................    15,601      100,626
  #DeVry, Inc...........................................     6,079      182,856
   Dillard's, Inc. Class A..............................   120,300   10,156,929
  *Discovery Communications, Inc. Class B...............     3,762      299,530

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  *Dixie Group, Inc. (The).................................  11,800 $   106,082
   Dorman Products, Inc....................................  20,712     975,121
   Dover Downs Gaming & Entertainment, Inc.................   5,935       8,665
   Dover Motorsports, Inc..................................  15,098      39,406
  #DR Horton, Inc.......................................... 208,125   4,183,312
 #*DreamWorks Animation SKG, Inc. Class A..................  46,429   1,149,582
 #*Education Management Corp...............................  13,202      93,074
  #Educational Development Corp............................   1,679       5,222
  #Escalade, Inc...........................................     277       1,787
  *EW Scripps Co. Class A..................................  41,061     682,023
  *Federal-Mogul Corp......................................  38,585     601,154
   Fisher Communications, Inc..............................   8,375     343,124
 #*Flanigan's Enterprises, Inc.............................     865       8,174
  #Flexsteel Industries, Inc...............................   2,068      51,473
   Foot Locker, Inc........................................  15,700     567,241
  #Fred's, Inc. Class A....................................  47,275     813,130
  #Frisch's Restaurants, Inc...............................     600      13,086
  *Fuel Systems Solutions, Inc.............................   2,798      50,896
 #*Full House Resorts, Inc.................................   2,574       7,542
  *G-III Apparel Group, Ltd................................  11,394     586,335
 #*Gaiam, Inc. Class A.....................................   5,988      29,162
  #GameStop Corp. Class A.................................. 104,752   5,139,133
   Gaming Partners International Corp......................     500       4,255
   Gannett Co., Inc........................................ 119,639   3,081,901
 #*General Motors Co....................................... 674,707  24,201,740
 #*Genesco, Inc............................................   6,456     454,373
  *Gray Television, Inc....................................  45,738     357,214
  #Group 1 Automotive, Inc.................................  57,936   4,217,161
  *Hallwood Group, Inc. (The)..............................     296       2,827
   Harte-Hanks, Inc........................................  10,904     104,242
   Hastings Entertainment, Inc.............................     300       1,104
   Haverty Furniture Cos., Inc.............................  33,479     870,454
  *Helen of Troy, Ltd......................................  64,389   2,735,245
  *hhgregg, Inc............................................  36,388     570,928
  *Hollywood Media Corp....................................  19,037      24,748
   Hooker Furniture Corp...................................  14,814     249,023
  *Hyatt Hotels Corp. Class A..............................  12,101     547,570
 #*Iconix Brand Group, Inc.................................  95,618   3,140,095
   International Speedway Corp. Class A....................  24,844     840,969
 #*Isle of Capri Casinos, Inc..............................  15,434     122,546
  #JAKKS Pacific, Inc......................................  13,103      78,749
  *Jarden Corp............................................. 162,075   7,369,550
 #*JC Penney Co., Inc...................................... 206,990   3,022,054
  *Johnson Outdoors, Inc. Class A..........................  15,588     397,026
  #Jones Group, Inc. (The)................................. 103,143   1,693,608
  *Journal Communications, Inc. Class A....................  77,674     711,494
  #KB Home.................................................  30,800     546,700
  *Kid Brands, Inc.........................................   9,776      15,837
   Kohl's Corp.............................................  12,953     686,250
   La-Z-Boy, Inc...........................................  56,332   1,167,762
  *Lakeland Industries, Inc................................  11,757      50,790
 #*Lee Enterprises, Inc....................................  38,128     115,528
   Lennar Corp. Class A.................................... 224,100   7,590,267

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
                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   Lennar Corp. Class B....................................   7,868 $   214,403
  *Liberty Interactive Corp. Class A....................... 882,463  21,585,045
 #*Liberty Interactive Corp. Class B.......................  35,706     842,483
  *Liberty Media Corp. Class A.............................  96,383  13,853,129
  *Liberty Media Corp. Class B.............................   7,622   1,059,382
  *Liberty Ventures Series A...............................  38,401   3,445,338
  *Liberty Ventures Series B...............................   1,785     161,016
 #*Life Time Fitness, Inc..................................  13,317     709,663
   Lifetime Brands, Inc....................................  16,431     246,136
  #Lithia Motors, Inc. Class A.............................  34,933   2,279,029
  *Live Nation Entertainment, Inc.......................... 145,347   2,380,784
  #Loral Space & Communications, Inc.......................  26,050   1,627,864
   Lowe's Cos., Inc........................................ 139,546   6,220,961
  *Luby's, Inc.............................................  44,415     357,097
  *M/I Homes, Inc..........................................  37,930     806,392
   Mac-Gray Corp...........................................  13,104     192,629
  *Madison Square Garden Co. (The) Class A.................  29,558   1,743,035
  *Maidenform Brands, Inc..................................   1,056      24,668
   Marcus Corp.............................................  18,899     244,742
 #*MarineMax, Inc..........................................  29,164     339,177
  *Marriott Vacations Worldwide Corp.......................     662      29,128
 #*Martha Stewart Living Omnimedia Class A.................     980       2,460
   Matthews International Corp. Class A....................   3,202     123,853
 #*McClatchy Co. (The) Class A.............................  60,603     188,475
   MDC Holdings, Inc.......................................  18,400     582,176
 #*Media General, Inc. Class A.............................  25,196     276,904
  #Men's Wearhouse, Inc. (The).............................  52,860   2,110,700
  #Meredith Corp...........................................  32,676   1,552,764
  *Meritage Homes Corp.....................................  28,156   1,274,341
 #*MGM Resorts International............................... 251,100   4,095,441
  *Modine Manufacturing Co.................................  14,650     161,150
  *Mohawk Industries, Inc..................................  98,740  11,749,073
  *Monarch Casino & Resort, Inc............................   1,103      22,612
  *Motorcar Parts of America, Inc..........................  13,074     113,090
   Movado Group, Inc.......................................  36,900   1,346,112
  *MTR Gaming Group, Inc...................................  24,536      88,084
  *Multimedia Games Holding Co., Inc.......................  23,224     812,608
   NACCO Industries, Inc. Class A..........................   6,832     419,007
  *New York & Co., Inc.....................................   6,926      43,149
  *News Corp. Class A...................................... 402,247   6,407,795
 #*News Corp. Class B...................................... 154,123   2,479,839
 #*Office Depot, Inc.......................................  94,997     411,337
  #OfficeMax, Inc..........................................  32,198     366,735
  *Orient-Express Hotels, Ltd. Class A.....................  75,198     940,727
  *Pacific Sunwear of California, Inc......................  43,900     195,355
 #*Penn National Gaming, Inc...............................  63,446   3,171,666
   Penske Automotive Group, Inc............................  43,845   1,630,157
  *Pep Boys-Manny Moe & Jack (The).........................  75,998     946,175
 #*Perfumania Holdings, Inc................................     537       2,792
   Perry Ellis International, Inc..........................  23,892     480,229
 #*Pinnacle Entertainment, Inc.............................  71,930   1,528,513
 #*PulteGroup, Inc......................................... 143,221   2,381,765
   PVH Corp................................................  31,964   4,212,536

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
                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
 #*Quiksilver, Inc.......................................    74,010 $   467,743
 #*Radio One, Inc. Class D...............................    13,955      30,980
 #*RadioShack Corp.......................................    90,200     246,246
 #*Red Lion Hotels Corp..................................     8,907      59,232
  *Red Robin Gourmet Burgers, Inc........................    31,175   1,773,234
  #Regis Corp............................................    65,192   1,132,385
  #Rent-A-Center, Inc....................................    76,435   3,056,636
  *Rick's Cabaret International, Inc.....................    12,026     106,550
   Rocky Brands, Inc.....................................     8,729     150,837
  #Royal Caribbean Cruises, Ltd..........................   322,500  12,284,025
 #*Ruby Tuesday, Inc.....................................    76,474     559,790
   Saga Communications, Inc. Class A.....................     8,693     450,732
 #*Saks, Inc.............................................    95,502   1,529,942
   Salem Communications Corp. Class A....................    10,922      82,680
  #Scholastic Corp.......................................    30,900     942,450
  *Scientific Games Corp. Class A........................    41,635     567,485
 #*Sears Holdings Corp...................................   112,601   5,157,126
   Service Corp. International/US........................   274,069   5,199,089
   Shiloh Industries, Inc................................    24,793     317,846
  #Shoe Carnival, Inc....................................    33,450     893,450
  *Skechers U.S.A., Inc. Class A.........................    49,610   1,353,361
   Spartan Motors, Inc...................................    16,820     101,929
   Speedway Motorsports, Inc.............................    52,187     963,894
  *Sport Chalet, Inc. Class A............................       875       1,234
  *Sport Chalet, Inc. Class B............................       299         429
   Stage Stores, Inc.....................................    60,550   1,511,328
   Standard Motor Products, Inc..........................    37,342   1,284,191
 #*Stanley Furniture Co., Inc............................    15,798      54,503
  #Staples, Inc..........................................   497,525   8,467,875
  *Starz - Liberty Capital (85571Q102)...................    96,383   2,175,364
  *Starz - Liberty Capital (85571Q201)...................     7,622     170,885
   Stein Mart, Inc.......................................    22,915     320,123
  *Steiner Leisure, Ltd..................................     2,225     128,917
  *Steinway Musical Instruments, Inc.....................    13,080     475,458
  #Stewart Enterprises, Inc. Class A.....................    85,569   1,124,377
  *Stoneridge, Inc.......................................    16,399     198,100
   Strattec Security Corp................................     5,224     213,871
   Superior Industries International, Inc................    38,753     705,692
  #Superior Uniform Group, Inc...........................     8,978     104,324
   Systemax, Inc.........................................    11,750     113,153
 #*Tandy Leather Factory, Inc............................       500       4,385
   Time Warner Cable, Inc................................   693,942  79,157,964
   Time Warner, Inc...................................... 1,534,860  95,560,384
 #*Toll Brothers, Inc....................................   203,299   6,682,438
  #Trans World Entertainment Corp........................     5,781      28,905
  *Tuesday Morning Corp..................................    60,500     678,810
   Twenty-First Century Fox, Inc. Class A................ 1,608,989  48,076,591
   Twenty-First Century Fox, Inc. Class B................   616,492  18,488,595
  *Unifi, Inc............................................    43,422     996,101
  *Universal Electronics, Inc............................     3,206      98,841
  #Vail Resorts, Inc.....................................    11,600     776,968
 #*Valuevision Media, Inc. Class A.......................     3,998      23,708
  *VOXX International Corp...............................    24,496     331,921

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
                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   Walt Disney Co. (The)................................    26,220 $  1,695,123
  #Washington Post Co. (The) Class B....................     5,780    3,105,941
  #Wendy's Co. (The)....................................   242,704    1,725,625
 #*West Marine, Inc.....................................    26,468      287,442
 #*Wet Seal, Inc. (The) Class A.........................    13,619       59,787
   Whirlpool Corp.......................................    30,049    4,024,763
  *WMS Industries, Inc..................................    41,662    1,072,797
   Wyndham Worldwide Corp...............................   144,114    8,978,302
 #*Zale Corp............................................    23,799      220,855
                                                                   ------------
Total Consumer Discretionary............................            792,077,932
                                                                   ------------
Consumer Staples -- (7.1%)
  #Alico, Inc...........................................       960       43,987
  *Alliance One International, Inc......................    35,084      133,670
   Andersons, Inc. (The)................................    15,774      935,714
   Archer-Daniels-Midland Co............................   813,476   29,667,470
   Beam, Inc............................................   131,553    8,549,630
  *Boulder Brands, Inc..................................    76,099      982,438
   Bunge, Ltd...........................................   121,368    9,225,182
   CCA Industries, Inc..................................     8,323       29,047
  *Central Garden and Pet Co............................    26,784      200,612
  *Central Garden and Pet Co. Class A...................    60,153      453,554
 #*Chiquita Brands International, Inc...................    69,284      836,951
  *Constellation Brands, Inc. Class A...................   249,042   12,972,598
  *Constellation Brands, Inc. Class B...................    12,715      668,809
  *Craft Brew Alliance, Inc.............................     9,754       87,786
   CVS Caremark Corp.................................... 1,510,745   92,895,710
  *Dole Food Co., Inc...................................    19,567      252,414
  *Farmer Bros Co.......................................     8,295      132,139
   Fresh Del Monte Produce, Inc.........................    39,437    1,107,785
   Griffin Land & Nurseries, Inc........................     1,500       47,730
 #*Hain Celestial Group, Inc. (The).....................    43,646    3,184,412
   Ingles Markets, Inc. Class A.........................    11,437      325,497
   Ingredion, Inc.......................................    62,117    4,174,262
   JM Smucker Co. (The).................................   108,204   12,175,114
   John B Sanfilippo & Son, Inc.........................    10,428      225,036
   Kraft Foods Group, Inc...............................   214,436   12,132,789
  *Mannatech, Inc.......................................       717        9,579
   MGP Ingredients, Inc.................................     4,788       26,765
  #Molson Coors Brewing Co. Class A.....................     1,908       96,163
  #Molson Coors Brewing Co. Class B.....................   190,750    9,548,945
   Mondelez International, Inc. Class A................. 2,081,099   65,075,966
  #Nash Finch Co........................................     1,082       25,373
   Nutraceutical International Corp.....................    14,615      324,745
   Oil-Dri Corp. of America.............................     5,047      160,797
  *Omega Protein Corp...................................    25,852      216,381
  *Pantry, Inc. (The)...................................    24,658      306,992
  *Post Holdings, Inc...................................    50,201    2,328,824
  *Prestige Brands Holdings, Inc........................   111,489    3,780,592
  #Safeway, Inc.........................................   157,807    4,069,843
   Sanderson Farms, Inc.................................    16,100    1,137,304
   Seaboard Corp........................................     1,812    5,109,840
  *Seneca Foods Corp. Class A...........................     6,301      221,480

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
                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
  *Seneca Foods Corp. Class B...........................       300 $     10,527
 #*Smithfield Foods, Inc................................   185,173    6,147,744
   Snyders-Lance, Inc...................................    28,337      896,866
  #Spartan Stores, Inc..................................    32,983      648,776
   Spectrum Brands Holdings, Inc........................    46,130    2,602,655
 #*Susser Holdings Corp.................................    12,360      639,259
  *TreeHouse Foods, Inc.................................    22,732    1,613,745
   Tyson Foods, Inc. Class A............................   405,030   11,186,929
  #Universal Corp.......................................    22,290    1,366,377
  #Weis Markets, Inc....................................    11,602      582,652
                                                                   ------------
Total Consumer Staples..................................            309,575,455
                                                                   ------------
Energy -- (14.6%)
   Adams Resources & Energy, Inc........................     6,004      401,487
  #Alon USA Energy, Inc.................................    33,484      457,391
 #*Alpha Natural Resources, Inc.........................   170,794      929,119
   Anadarko Petroleum Corp..............................   845,068   74,805,419
   Apache Corp..........................................   292,215   23,450,254
 #*Approach Resources, Inc..............................     6,883      182,331
  #Arch Coal, Inc.......................................    60,743      236,898
 #*Atwood Oceanics, Inc.................................     4,600      259,164
   Baker Hughes, Inc....................................     3,891      184,550
 #*Barnwell Industries, Inc.............................     8,038       28,455
 #*Basic Energy Services, Inc...........................    15,603      178,498
 #*Bill Barrett Corp....................................    51,500    1,154,630
  #Bolt Technology Corp.................................     9,574      173,577
   Bristow Group, Inc...................................    43,589    2,964,488
 #*C&J Energy Services, Inc.............................    37,416      724,000
   Cabot Oil & Gas Corp.................................       284       21,533
  #Chesapeake Energy Corp...............................   624,655   14,554,461
   Chevron Corp.........................................   629,776   79,282,501
  *Clayton Williams Energy, Inc.........................       400       22,772
  *Cloud Peak Energy, Inc...............................    33,115      530,833
  #Comstock Resources, Inc..............................    32,421      543,700
   ConocoPhillips....................................... 1,766,829  114,596,529
  *Crimson Exploration, Inc.............................    12,841       41,220
  *Dawson Geophysical Co................................    17,055      615,344
   Delek US Holdings, Inc...............................    52,256    1,580,744
  *Denbury Resources, Inc...............................   289,460    5,065,550
   Devon Energy Corp....................................    42,463    2,335,890
   DHT Holdings, Inc....................................     1,819        8,458
 #*Double Eagle Petroleum Co............................     7,844       27,376
 #*Emerald Oil, Inc.....................................    32,065      230,868
   EOG Resources, Inc...................................     6,045      879,487
  *EPL Oil & Gas, Inc...................................    27,489      884,046
  *Era Group, Inc.......................................    36,653      893,967
 #*Exterran Holdings, Inc...............................    79,513    2,524,538
  *Green Plains Renewable Energy, Inc...................    26,534      439,403
   Gulf Island Fabrication, Inc.........................    15,018      371,395
  #Gulfmark Offshore, Inc. Class A......................    35,505    1,748,621
 #*Halcon Resources Corp................................     1,740        9,535
 #*Harvest Natural Resources, Inc.......................    48,645      200,417
  *Helix Energy Solutions Group, Inc....................   103,010    2,613,364

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
                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
  #Helmerich & Payne, Inc.................................. 108,670 $ 6,867,944
  *Hercules Offshore, Inc.................................. 107,413     741,150
   Hess Corp............................................... 378,130  28,155,560
  *HKN, Inc................................................     564      39,480
   HollyFrontier Corp......................................   7,105     323,633
  *Hornbeck Offshore Services, Inc.........................  29,719   1,573,621
 #*James River Coal Co.....................................  10,139      20,075
  *Key Energy Services, Inc................................  49,745     315,383
 #*Magnum Hunter Resources Corp............................  82,198     314,818
   Marathon Oil Corp....................................... 903,937  32,867,149
   Marathon Petroleum Corp................................. 451,968  33,142,813
  *Matador Resources Co....................................   6,400      83,840
  *Matrix Service Co.......................................  15,423     244,455
 #*McDermott International, Inc............................  63,698     550,988
   Murphy Oil Corp......................................... 189,426  12,827,929
   Nabors Industries, Ltd.................................. 272,782   4,198,115
   National Oilwell Varco, Inc............................. 250,948  17,609,021
  *Natural Gas Services Group, Inc.........................  15,026     365,883
  *Newpark Resources, Inc..................................  97,395   1,114,199
   Noble Corp..............................................  74,243   2,836,083
   Noble Energy, Inc....................................... 133,794   8,360,787
 #*Northern Oil and Gas, Inc...............................  41,972     554,450
   Occidental Petroleum Corp...............................  32,222   2,869,369
 #*Overseas Shipholding Group, Inc.........................   2,355       9,538
  *Parker Drilling Co...................................... 142,573     865,418
  #Patterson-UTI Energy, Inc............................... 152,325   3,011,465
  *PDC Energy, Inc.........................................  24,103   1,329,280
  *Penn Virginia Corp......................................   4,670      23,537
 #*PHI, Inc. (69336T106)...................................   1,099      39,015
  *PHI, Inc. (69336T205)...................................  21,843     768,874
   Phillips 66............................................. 883,414  54,329,961
  *Pioneer Energy Services Corp............................  99,821     676,786
   Pioneer Natural Resources Co............................  88,400  13,680,784
   QEP Resources, Inc......................................  33,043   1,007,481
  *REX American Resources Corp.............................   4,050     147,380
 #*Rex Energy Corp.........................................  35,100     673,569
  *Rowan Cos. P.L.C. Class A............................... 121,858   4,185,822
   SEACOR Holdings, Inc....................................  36,653   3,209,337
   SemGroup Corp. Class A..................................   4,727     266,792
  #Ship Finance International, Ltd.........................  40,467     651,114
  *Superior Energy Services, Inc...........................  29,811     763,758
 #*Swift Energy Co.........................................  57,500     732,550
  #Teekay Corp.............................................  37,720   1,496,352
  *Tesco Corp..............................................   3,745      49,584
   Tesoro Corp............................................. 168,807   9,596,678
  *TETRA Technologies, Inc.................................  25,510     258,161
   TGC Industries, Inc.....................................   1,787      16,029
   Tidewater, Inc..........................................  49,127   2,898,002
   Transocean, Ltd......................................... 274,265  12,934,337
  *Triangle Petroleum Corp.................................   7,779      55,231
  *Unit Corp...............................................  57,000   2,569,560
 #*USEC, Inc...............................................   6,111     119,837
   Valero Energy Corp...................................... 658,099  23,540,201

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
                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
 #*Weatherford International, Ltd.......................   282,083 $  3,937,879
  #Western Refining, Inc................................    68,485    2,063,453
  *Whiting Petroleum Corp...............................    16,007      823,880
  *Willbros Group, Inc..................................    18,620      133,692
                                                                   ------------
Total Energy............................................            638,994,895
                                                                   ------------
Financials -- (18.1%)
   1st Source Corp......................................    41,187    1,123,581
   1st United Bancorp Inc/Boca Raton....................       863        6,714
   ACE, Ltd.............................................    46,348    4,235,280
  *Alexander & Baldwin, Inc.............................    66,838    2,960,255
  *Alleghany Corp.......................................     2,626    1,060,589
   Allied World Assurance Co. Holdings AG...............    25,477    2,411,398
   Allstate Corp. (The).................................   157,339    8,021,142
  *American Capital, Ltd................................   422,803    5,775,489
  #American Equity Investment Life Holding Co...........    88,700    1,614,340
   American Financial Group, Inc........................   173,596    8,973,177
  *American Independence Corp...........................       866        6,651
  *American International Group, Inc....................   566,133   25,764,713
   American National Insurance Co.......................    37,287    4,194,787
  *American Safety Insurance Holdings, Ltd..............    11,249      337,020
  *Ameris Bancorp.......................................    12,022      231,424
   AmeriServ Financial, Inc.............................    33,075       98,233
   Argo Group International Holdings, Ltd...............    42,675    1,905,439
   Aspen Insurance Holdings, Ltd........................   102,623    3,847,336
  #Associated Banc-Corp.................................    31,434      532,492
   Assurant, Inc........................................    65,820    3,564,811
   Assured Guaranty, Ltd................................   122,989    2,661,482
   Asta Funding, Inc....................................     7,527       66,313
   Astoria Financial Corp...............................    19,344      235,997
 #*Atlantic Coast Financial Corp........................       379        1,823
 #*Atlanticus Holdings Corp.............................    19,218       73,028
  *AV Homes, Inc........................................    15,767      254,637
   Axis Capital Holdings, Ltd...........................       800       34,848
   Baldwin & Lyons, Inc. Class A........................       300        7,899
   Baldwin & Lyons, Inc. Class B........................     6,556      175,111
  #Banc of California, Inc..............................       810       11,923
  *Bancorp, Inc.........................................       459        6,885
   Bank Mutual Corp.....................................    51,232      318,151
   Bank of America Corp................................. 6,406,476   93,534,550
   Bank of New York Mellon Corp. (The)..................   491,755   15,465,695
   BankFinancial Corp...................................    39,867      342,856
   Banner Corp..........................................     7,943      294,526
   BCB Bancorp, Inc.....................................     1,059       11,151
   Berkshire Hills Bancorp, Inc.........................    25,980      678,078
 #*BofI Holding, Inc....................................     8,208      445,284
  *Capital Bank Financial Corp. Class A.................       233        4,450
 #*Capital City Bank Group, Inc.........................    16,844      210,887
   Capital One Financial Corp...........................   333,920   23,047,158
   Capital Southwest Corp...............................     6,907    1,001,377
   Cathay General Bancorp...............................    17,730      421,265
   Centerstate Banks, Inc...............................       747        7,365
  #Century Bancorp, Inc. Class A........................       495       17,607

                                      210

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
   CFS Bancorp, Inc.....................................    14,148 $    168,927
   Chicopee Bancorp, Inc................................     1,000       17,430
  *CIT Group, Inc.......................................    39,411    1,974,885
   Citigroup, Inc....................................... 2,115,722  110,313,745
   Citizens Community Bancorp, Inc......................    10,355       78,180
   CME Group, Inc.......................................   414,385   30,656,202
   CNA Financial Corp...................................   277,671    9,860,097
   CNO Financial Group, Inc.............................   301,264    4,302,050
   Codorus Valley Bancorp, Inc..........................       120        2,174
 #*Community West Bancshares............................       400        2,254
   Corrections Corp. of America.........................     7,915      261,591
  *Cowen Group, Inc. Class A............................    15,961       51,554
   Donegal Group, Inc. Class A..........................    27,472      377,740
   Donegal Group, Inc. Class B..........................       300        7,110
  *E*TRADE Financial Corp...............................    89,699    1,336,515
   Eastern Insurance Holdings, Inc......................    23,026      449,698
 #*Eastern Virginia Bankshares, Inc.....................       307        1,827
   EMC Insurance Group, Inc.............................    18,341      531,889
 #*Encore Capital Group, Inc............................       627       24,365
   Endurance Specialty Holdings, Ltd....................    76,288    4,015,037
   Enterprise Financial Services Corp...................     3,235       59,945
   ESB Financial Corp...................................       432        5,664
   ESSA Bancorp, Inc....................................     8,217       93,263
  #Evans Bancorp, Inc...................................     1,681       32,796
   Everest Re Group, Ltd................................    34,913    4,661,933
  *Farmers Capital Bank Corp............................       302        7,375
   FBL Financial Group, Inc. Class A....................    24,660    1,090,712
   Federal Agricultural Mortgage Corp. Class A..........       177        5,130
   Federal Agricultural Mortgage Corp. Class C..........     9,200      286,028
   Federated National Holding Co........................    13,665      139,246
   Fidelity National Financial, Inc. Class A............    46,321    1,133,938
   Fidelity Southern Corp...............................     7,152      110,424
  *First Acceptance Corp................................    39,006       71,771
   First American Financial Corp........................    61,982    1,408,851
 #*First BanCorp........................................    15,152      114,095
  #First Bancorp........................................    16,138      255,465
 #*First Bancshares, Inc................................       400        3,108
  #First Business Financial Services, Inc...............       482       15,872
   First Citizens BancShares, Inc. Class A..............     8,627    1,807,356
  #First Commonwealth Financial Corp....................    30,547      229,408
   First Community Bancshares, Inc......................       183        2,921
   First Defiance Financial Corp........................    10,880      287,232
  *First Federal of Northern Michigan Bancorp, Inc......       900        3,933
   First Financial Holdings, Inc........................     8,550      474,007
  #First Financial Northwest, Inc.......................    25,371      270,455
  *First Financial Service Corp.........................       130          467
   First Merchants Corp.................................    38,531      721,300
   First Midwest Bancorp, Inc...........................     7,168      109,455
  *First South Bancorp, Inc.............................     2,278       14,966
   Fox Chase Bancorp, Inc...............................       351        6,150
  *Genworth Financial, Inc. Class A.....................    34,964      454,182
   Geo Group, Inc. (The)................................    44,547    1,546,672
  #German American Bancorp, Inc.........................     7,459      206,391

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   GFI Group, Inc..........................................   2,875 $    11,500
  *Gleacher & Co., Inc.....................................     450       6,089
  *Global Indemnity P.L.C..................................   7,870     204,463
   Goldman Sachs Group, Inc. (The)......................... 143,685  23,568,651
   Great Southern Bancorp, Inc.............................   1,616      47,187
   Guaranty Bancorp........................................  15,867     198,972
  *Guaranty Federal Bancshares, Inc........................   1,684      21,505
  *Hallmark Financial Services, Inc........................  25,666     250,757
  #Hampden Bancorp, Inc....................................   5,886      91,763
   Hanover Insurance Group, Inc. (The).....................  88,829   4,781,665
   Hartford Financial Services Group, Inc.................. 366,250  11,302,475
   HCC Insurance Holdings, Inc.............................  17,700     788,181
   Heartland Financial USA, Inc............................     465      13,020
  *Heritage Commerce Corp..................................  14,483     106,450
   HF Financial Corp.......................................     400       5,372
  *Hilltop Holdings, Inc...................................  26,171     445,692
  #Hingham Institution for Savings.........................     500      35,935
 #*HMN Financial, Inc......................................   3,456      25,298
  *Home Bancorp, Inc.......................................     719      13,122
   Home Federal Bancorp, Inc...............................   9,420     132,068
   HopFed Bancorp, Inc.....................................   6,781      75,337
   Horace Mann Educators Corp..............................  58,206   1,649,558
   Hudson City Bancorp, Inc................................  28,191     269,506
  *ICG Group, Inc..........................................   1,184      14,362
 #*Imperial Holdings, Inc..................................   2,882      21,356
  #Independence Holding Co.................................  24,172     339,133
   Infinity Property & Casualty Corp.......................  15,800   1,027,158
   International Bancshares Corp...........................     800      19,368
  *Intervest Bancshares Corp. Class A......................   2,078      15,377
  *Investment Technology Group, Inc........................  23,677     336,450
  #Investors Title Co......................................   1,169      87,172
  #Janus Capital Group, Inc................................  24,840     232,751
   JPMorgan Chase & Co..................................... 824,302  45,938,350
   Kemper Corp.............................................  76,602   2,677,240
  #Kentucky First Federal Bancorp..........................   2,800      24,052
   KeyCorp................................................. 526,210   6,467,121
   Lakeland Bancorp, Inc...................................   8,324      93,562
  #Landmark Bancorp Inc/Manhattan..........................   1,875      38,419
  #Legg Mason, Inc......................................... 128,883   4,432,286
   Lincoln National Corp................................... 378,093  15,755,135
   LNB Bancorp, Inc........................................  13,395     121,627
   Loews Corp.............................................. 243,798  11,104,999
  *Louisiana Bancorp Inc/Metaire...........................   5,606     102,141
 #*Macatawa Bank Corp......................................  18,892      98,049
  *Magyar Bancorp, Inc.....................................     500       2,995
   Maiden Holdings, Ltd....................................   5,792      70,431
   MainSource Financial Group, Inc.........................  45,000     650,700
  *Markel Corp.............................................   1,154     611,620
   Marlin Business Services Corp...........................  14,241     325,834
   MB Financial, Inc.......................................  19,678     566,333
 #*MBIA, Inc...............................................  82,267   1,110,604
  *MBT Financial Corp......................................  23,185      91,813
   MCG Capital Corp........................................  11,930      65,496

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

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   Meadowbrook Insurance Group, Inc......................    38,553 $   292,617
   Medallion Financial Corp..............................     9,550     144,110
  #Mercantile Bank Corp..................................     4,422      88,307
  #Meta Financial Group, Inc.............................     1,083      31,862
   MetLife, Inc.......................................... 1,126,173  54,529,297
  *Metro Bancorp, Inc....................................    26,598     581,432
  #MetroCorp Bancshares, Inc.............................     2,250      24,075
 #*MGIC Investment Corp..................................    72,733     555,680
   MicroFinancial, Inc...................................     5,900      47,908
  #MidWestOne Financial Group, Inc.......................       346       9,027
   Montpelier Re Holdings, Ltd...........................    38,746   1,046,529
   Morgan Stanley........................................ 1,476,248  40,168,708
   MutualFirst Financial, Inc............................     2,300      34,063
   NASDAQ OMX Group, Inc. (The)..........................    42,129   1,364,980
   National Western Life Insurance Co. Class A...........       900     192,555
  *Navigators Group, Inc. (The)..........................     3,685     213,583
  *New Century Bancorp, Inc..............................       600       3,912
  #New Hampshire Thrift Bancshares, Inc..................     3,667      51,228
 #*NewBridge Bancorp.....................................    11,413      93,472
  *Newport Bancorp, Inc..................................       700      12,201
 #*NewStar Financial, Inc................................    41,166     633,956
  *North Valley Bancorp..................................       907      15,782
   Northeast Community Bancorp, Inc......................    18,190     119,326
   Northrim BanCorp, Inc.................................     5,734     146,332
   NYSE Euronext.........................................     8,639     364,220
   OFG Bancorp...........................................    30,191     557,628
  #Old Line Bancshares, Inc..............................        49         641
   Old Republic International Corp.......................   357,183   5,161,294
 #*Old Second Bancorp, Inc...............................     4,874      29,634
   Oppenheimer Holdings, Inc. Class A....................     3,097      59,339
  *Pacific Mercantile Bancorp............................    16,236     100,663
   PacWest Bancorp.......................................     1,076      38,112
  *Park Sterling Corp....................................     3,253      21,795
   PartnerRe, Ltd........................................    52,224   4,676,137
  #People's United Financial, Inc........................    68,700   1,030,500
   Peoples Bancorp of North Carolina, Inc................       250       3,458
  #Peoples Bancorp, Inc..................................    17,608     396,004
 #*PHH Corp..............................................    92,304   2,091,609
 #*Phoenix Cos., Inc. (The)..............................     2,631     112,265
 #*Pinnacle Financial Partners, Inc......................    23,924     681,356
  *Piper Jaffray Cos.....................................       312      10,468
   Platinum Underwriters Holdings, Ltd...................    21,715   1,261,424
  *Popular, Inc..........................................    56,536   1,860,034
  *Porter Bancorp, Inc...................................     1,737       2,970
 #*Portfolio Recovery Associates, Inc....................     9,401   1,403,663
   Premier Financial Bancorp, Inc........................     1,301      16,132
   Principal Financial Group, Inc........................   217,722   9,440,426
   Protective Life Corp..................................    98,037   4,247,943
   Provident Financial Holdings, Inc.....................       544       9,520
   Provident Financial Services, Inc.....................    21,059     374,640
  #Provident New York Bancorp............................    71,474     775,493
   Prudential Financial, Inc.............................   497,625  39,297,446
  #Pulaski Financial Corp................................     4,550      45,546

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
  #Radian Group, Inc.....................................   161,945 $ 2,275,327
   Regions Financial Corp................................ 1,302,555  13,038,576
   Reinsurance Group of America, Inc.....................   169,166  11,518,513
  #Renasant Corp.........................................    42,102   1,153,595
 #*Republic First Bancorp, Inc...........................     2,174       7,305
   Resource America, Inc. Class A........................    21,051     174,723
 #*Riverview Bancorp, Inc................................    15,319      39,829
   Ryman Hospitality Properties..........................    51,778   1,928,730
   Safety Insurance Group, Inc...........................    11,042     593,728
   Sandy Spring Bancorp, Inc.............................     9,125     223,015
   Selective Insurance Group, Inc........................    45,200   1,105,140
   SI Financial Group, Inc...............................     5,444      61,626
  oSouthern Community Financial..........................    29,890       6,576
 #*Southern First Bancshares, Inc........................     1,216      16,076
  *Southwest Bancorp, Inc................................    16,974     253,931
   StanCorp Financial Group, Inc.........................    15,636     830,115
   State Auto Financial Corp.............................    56,823   1,153,507
   StellarOne Corp.......................................    24,952     528,483
  #Stewart Information Services Corp.....................    12,271     379,542
  *Stratus Properties, Inc...............................     3,069      39,437
  *Suffolk Bancorp.......................................       205       3,721
 #*Sun Bancorp, Inc......................................     4,075      13,529
   SunTrust Banks, Inc...................................   491,691  17,105,930
   Susquehanna Bancshares, Inc...........................    97,547   1,297,375
   Symetra Financial Corp................................    20,319     365,336
   Synovus Financial Corp................................   159,578     531,395
  #Teche Holding Co......................................       600      27,378
   TF Financial Corp.....................................       630      17,098
   Timberland Bancorp, Inc...............................     2,500      21,850
   Tower Group International, Ltd........................    12,135     265,392
   Travelers Cos., Inc. (The)............................    28,000   2,339,400
   Tree.com, Inc.........................................     5,635     106,445
  #Trustmark Corp........................................     4,194     113,112
  #Umpqua Holdings Corp..................................    34,932     588,255
  #Unico American Corp...................................     1,900      21,717
   Union First Market Bankshares Corp....................    12,742     281,598
   United Financial Bancorp, Inc.........................     6,824     106,523
   United Fire Group, Inc................................    40,312   1,048,515
 #*United Security Bancshares............................       387       1,652
   Unity Bancorp, Inc....................................     3,306      25,952
   Unum Group............................................   517,445  16,371,960
   Validus Holdings, Ltd.................................     4,399     155,857
  *Virginia Commerce Bancorp, Inc........................    22,274     334,778
   Washington Federal, Inc...............................     1,243      27,035
 #*Waterstone Financial, Inc.............................     1,300      14,144
   WesBanco, Inc.........................................    31,462     926,556
   West BanCorp., Inc....................................    13,957     190,932
   Westfield Financial, Inc..............................    10,811      75,245
  #Wintrust Financial Corp...............................    24,224     991,004
   XL Group P.L.C........................................   240,766   7,548,014
  *Yadkin Financial Corp.................................     5,570      86,836
   Zions BanCorp.........................................    53,325   1,580,553

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
  *ZipRealty, Inc.......................................    10,028 $     33,293
                                                                   ------------
Total Financials........................................            794,962,954
                                                                   ------------
Health Care -- (9.4%)
  *Addus HomeCare Corp..................................     2,044       40,144
   Aetna, Inc...........................................   558,462   35,836,507
  *Affymetrix, Inc......................................    24,928       94,726
 #*Albany Molecular Research, Inc.......................    34,587      439,601
  *Alere, Inc...........................................    74,130    2,475,942
  *Allied Healthcare Products...........................     1,000        2,470
  *Allscripts Healthcare Solutions, Inc.................    60,515      956,742
  *Alphatec Holdings, Inc...............................     5,644       12,981
 #*Amedisys, Inc........................................     2,700       33,777
  *AMN Healthcare Services, Inc.........................     8,600      127,108
  *Amsurg Corp..........................................    30,743    1,202,359
   Analogic Corp........................................     2,988      213,313
  *AngioDynamics, Inc...................................    46,430      554,839
 #*Anika Therapeutics, Inc..............................    14,671      295,034
  *Arrhythmia Research Technology, Inc..................     1,200        2,862
  *Astex Pharmaceuticals................................    21,444      112,152
 #*Baxano Surgical, Inc.................................     5,997       11,934
 #*BioScrip, Inc........................................    36,570      594,263
   BioTelemetry, Inc....................................     5,328       40,280
 #*Boston Scientific Corp............................... 1,204,199   13,149,853
  *Cambrex Corp.........................................    43,567      638,257
  *Capital Senior Living Corp...........................    58,814    1,355,075
  *CareFusion Corp......................................   207,163    7,990,277
 #*Celldex Therapeutics, Inc............................     4,759       97,464
   Cigna Corp...........................................    42,954    3,343,110
   Community Health Systems, Inc........................   105,314    4,850,763
   CONMED Corp..........................................    43,239    1,418,239
   Cooper Cos., Inc. (The)..............................    13,956    1,777,297
  *Cross Country Healthcare, Inc........................    31,468      177,480
   CryoLife, Inc........................................    17,502      123,914
  *Cumberland Pharmaceuticals, Inc......................    23,319      130,586
 #*Cutera, Inc..........................................    23,864      227,901
  *Cynosure, Inc. Class A...............................     9,201      262,051
   Daxor Corp...........................................       545        3,924
  *Digirad Corp.........................................    29,111       71,613
  *Dynacq Healthcare, Inc...............................       909           36
  *Emergent Biosolutions, Inc...........................     5,105       90,307
  *Endo Health Solutions, Inc...........................    54,588    2,099,454
 #*Enzo Biochem, Inc....................................    47,997      104,633
  *Exactech, Inc........................................     3,390       73,190
  *Express Scripts Holding Co...........................   100,115    6,562,538
  *Five Star Quality Care, Inc..........................    28,953      171,402
  *Forest Laboratories, Inc.............................    78,471    3,418,197
  *Gentiva Health Services, Inc.........................    32,551      349,598
  *Greatbatch, Inc......................................    41,672    1,575,202
  *Hanger, Inc..........................................    16,897      623,837
  *Harvard Bioscience, Inc..............................    32,107      171,772
  *Health Net, Inc......................................    40,502    1,242,196
 #*Healthways, Inc......................................    38,938      668,176

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
  *Hologic, Inc.........................................   305,036 $  6,924,317
   Humana, Inc..........................................   236,814   21,611,646
   Invacare Corp........................................    32,651      509,682
  #Kewaunee Scientific Corp.............................     1,631       21,855
 #*Kindred Healthcare, Inc..............................    59,114      907,991
  *Lannett Co., Inc.....................................     3,649       50,685
  *LCA-Vision, Inc......................................       700        2,814
  #LeMaitre Vascular, Inc...............................     5,100       35,139
  *LHC Group, Inc.......................................       518       11,883
  *Life Technologies Corp...............................    94,990    7,086,254
  *LifePoint Hospitals, Inc.............................    82,208    4,041,345
  *Magellan Health Services, Inc........................    17,899    1,022,928
   Maxygen, Inc.........................................    43,105      107,763
  *MedAssets, Inc.......................................    44,682      972,727
 o*MedCath Corp.........................................    29,240       40,059
  *Medical Action Industries, Inc.......................    24,509      225,238
 #*MediciNova, Inc......................................       225          603
 #*Merit Medical Systems, Inc...........................    13,395      176,010
  *Misonix, Inc.........................................     4,083       21,068
 #*Molina Healthcare, Inc...............................    24,941      925,810
  #National Healthcare Corp.............................     6,484      311,427
  *Natus Medical, Inc...................................    16,698      213,567
  *NuVasive, Inc........................................     2,045       46,667
   Omnicare, Inc........................................   197,388   10,420,113
  *Omnicell, Inc........................................    35,405      747,045
  *PDI, Inc.............................................    14,978       69,648
  #PerkinElmer, Inc.....................................    76,500    2,607,885
   Pfizer, Inc.......................................... 3,950,849  115,483,316
  *PharMerica Corp......................................    35,405      518,329
 #*Repligen Corp........................................    21,271      216,326
  *RTI Biologics, Inc...................................    79,886      313,153
  *Sciclone Pharmaceuticals, Inc........................    13,028       81,555
   Select Medical Holdings Corp.........................    51,009      457,551
 #*Skilled Healthcare Group, Inc. Class A...............    12,180       79,414
 #*Solta Medical, Inc...................................     4,035       10,935
  *Sucampo Pharmaceuticals, Inc. Class A................     3,605       22,099
  *SunLink Health Systems, Inc..........................     1,750        1,328
  *SurModics, Inc.......................................     5,593      113,202
  *Symmetry Medical, Inc................................    78,674      685,251
  #Teleflex, Inc........................................    37,223    2,956,623
 #*Theragenics Corp.....................................    20,783       42,397
   Thermo Fisher Scientific, Inc........................   499,520   45,511,267
  *Triple-S Management Corp. Class B....................    21,683      471,822
   UnitedHealth Group, Inc..............................    89,716    6,535,811
  #Universal American Corp..............................    85,628      928,208
  *VCA Antech, Inc......................................    62,638    1,801,469
 #*ViroPharma, Inc......................................   103,479    3,551,399
 #*WellCare Health Plans, Inc...........................    18,375    1,121,426
  #WellPoint, Inc.......................................   504,640   43,176,998
 #*Wright Medical Group, Inc............................    32,357      887,229
   Zoetis, Inc.......................................... 1,122,712   33,468,038
                                                                   ------------
Total Health Care.......................................            413,362,691
                                                                   ------------

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
 Industrials -- (13.2%)
    AAR Corp................................................  32,906 $  797,641
    ABM Industries, Inc.....................................  64,500  1,670,550
  #*ACCO Brands Corp........................................   9,955     65,803
    Aceto Corp..............................................  31,686    491,767
    Acme United Corp........................................   1,030     14,296
   #Actuant Corp. Class A...................................  44,986  1,588,456
  #*Adept Technology, Inc...................................  20,476     72,690
   #ADT Corp. (The)......................................... 197,193  7,903,495
   *AECOM Technology Corp...................................  23,177    785,700
   *Aegion Corp.............................................  83,805  1,912,430
  #*Aerovironment, Inc......................................  35,065    792,820
    AGCO Corp...............................................  58,973  3,317,231
   *Air Transport Services Group, Inc.......................   6,308     42,137
    Aircastle, Ltd..........................................  38,900    683,862
    Alamo Group, Inc........................................  22,751    948,034
   *Alaska Air Group, Inc...................................  52,626  3,219,132
    Albany International Corp. Class A......................  20,551    709,215
    Alliant Techsystems, Inc................................  38,805  3,612,746
   oAllied Defense Group, Inc. (The)........................   2,645     13,886
    AMERCO..................................................  29,431  4,894,964
   #American Railcar Industries, Inc........................  20,003    718,708
    Ampco-Pittsburgh Corp...................................   4,007     77,095
  #*AMREP Corp..............................................   1,159     11,300
   #Apogee Enterprises, Inc.................................  36,374    973,368
    Argan, Inc..............................................      21        333
   #Arkansas Best Corp......................................  12,135    263,330
  #*Ascent Solar Technologies, Inc..........................   1,951      2,068
    Astec Industries, Inc...................................  22,925    802,375
   *AT Cross Co. Class A....................................  18,022    335,209
   *Atlas Air Worldwide Holdings, Inc.......................  36,746  1,640,341
  #*Avis Budget Group, Inc..................................  94,608  2,993,397
    Baltic Trading, Ltd.....................................      40        150
   #Barnes Group, Inc.......................................  36,400  1,201,200
    Barrett Business Services, Inc..........................  12,955    910,218
  #*BlueLinx Holdings, Inc..................................  17,052     31,546
    Brady Corp. Class A.....................................  44,400  1,477,188
   #Briggs & Stratton Corp..................................  41,033    830,918
  #*Builders FirstSource, Inc...............................  12,182     71,874
   *CAI International, Inc..................................  17,082    358,551
  #*Casella Waste Systems, Inc. Class A.....................  14,362     68,507
  #*CBIZ, Inc...............................................  35,878    260,474
    CDI Corp................................................  40,637    639,220
    Ceco Environmental Corp.................................   3,291     43,968
    Celadon Group, Inc......................................  24,642    495,551
   #Chicago Rivet & Machine Co..............................     700     18,200
    CIRCOR International, Inc...............................   6,849    359,710
    CNH Global NV...........................................   6,958    326,956
   *Columbus McKinnon Corp..................................  17,542    388,029
    Comfort Systems USA, Inc................................  44,560    688,452
    Compx International, Inc................................     500      8,695
   *Consolidated Graphics, Inc..............................  12,008    643,509
    Courier Corp............................................   8,245    127,962
    Covanta Holding Corp....................................  94,292  1,962,217

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
  *Covenant Transportation Group, Inc. Class A..........     7,080 $     45,383
 #*CPI Aerostructures, Inc..............................     4,626       51,857
  *CRA International, Inc...............................     7,613      145,713
   CSX Corp............................................. 1,242,950   30,837,590
   Curtiss-Wright Corp..................................    46,353    1,883,786
  *DigitalGlobe, Inc....................................    21,971      711,860
   Douglas Dynamics, Inc................................    30,234      434,463
  *Ducommun, Inc........................................    16,645      380,172
  *Dycom Industries, Inc................................    39,867    1,055,678
   Eastern Co. (The)....................................    10,193      170,427
   Eaton Corp. P.L.C....................................    24,778    1,708,443
   Ecology and Environment, Inc. Class A................       900        9,819
   EMCOR Group, Inc.....................................    41,640    1,718,899
   Encore Wire Corp.....................................    19,966      832,782
 #*Energy Recovery, Inc.................................     1,783        7,792
 #*EnerNOC, Inc.........................................    18,097      282,675
   EnerSys, Inc.........................................    43,239    2,288,208
 #*Engility Holdings, Inc...............................     7,988      260,329
   Ennis, Inc...........................................    48,483      898,390
 #*EnPro Industries, Inc................................    17,635    1,002,197
   ESCO Technologies, Inc...............................    18,094      626,595
  #Espey Manufacturing & Electronics Corp...............     1,671       45,785
  *Esterline Technologies Corp..........................    44,968    3,662,194
   Exelis, Inc..........................................    73,253    1,082,679
  *Federal Signal Corp..................................    68,080      660,376
   FedEx Corp...........................................   142,324   15,086,344
 #*Flow International Corp..............................    24,393       94,157
   Fortune Brands Home & Security, Inc..................   149,626    6,181,050
  *Franklin Covey Co....................................     3,046       49,162
  #FreightCar America, Inc..............................    12,311      224,183
 #*Frozen Food Express Industries.......................     8,686       18,154
  *FTI Consulting, Inc..................................    25,736      958,923
  *Furmanite Corp.......................................    31,044      232,520
   G&K Services, Inc. Class A...........................    29,714    1,569,196
  #GATX Corp............................................    65,445    2,956,805
 #*Genco Shipping & Trading, Ltd........................     7,630       15,870
 #*Gencor Industries, Inc...............................     8,766       67,498
  #General Cable Corp...................................    32,675    1,029,916
   General Dynamics Corp................................    28,674    2,447,039
   General Electric Co.................................. 5,021,489  122,373,687
  *Gibraltar Industries, Inc............................    42,111      648,509
  *GP Strategies Corp...................................    18,583      490,777
 #*GrafTech International, Ltd..........................    19,558      147,076
   Granite Construction, Inc............................    29,079      879,640
  #Great Lakes Dredge & Dock Corp.......................    72,271      555,764
 #*Greenbrier Cos., Inc.................................    25,150      575,181
  #Griffon Corp.........................................    67,323      801,144
   H&E Equipment Services, Inc..........................    59,629    1,361,926
   Hardinge, Inc........................................    19,132      302,668
   Harsco Corp..........................................    54,994    1,416,645
 #*Hawaiian Holdings, Inc...............................    18,070      138,055
   Heidrick & Struggles International, Inc..............    18,234      280,439
 #*Hertz Global Holdings, Inc...........................   278,411    7,130,106

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
  *Hill International, Inc.................................  27,154 $    85,264
  *Hudson Global, Inc......................................  15,880      37,636
   Huntington Ingalls Industries, Inc......................  47,666   2,963,872
   Hurco Cos., Inc.........................................   7,910     225,435
  *Huron Consulting Group, Inc.............................   4,001     203,811
   Hyster-Yale Materials Handling, Inc.....................  12,246     796,112
  *ICF International, Inc..................................  31,660   1,057,127
   Ingersoll-Rand P.L.C.................................... 213,109  13,010,304
   Insteel Industries, Inc.................................  17,578     295,310
   International Shipholding Corp..........................  11,354     310,418
  #Intersections, Inc......................................  26,279     254,381
 #*JetBlue Airways Corp.................................... 324,893   2,124,800
   Kadant, Inc.............................................   5,786     189,434
   KAR Auction Services, Inc...............................  18,100     460,464
   Kelly Services, Inc. Class A............................  44,445     869,789
  *Key Technology, Inc.....................................   3,199      46,322
   Kimball International, Inc. Class B.....................  31,258     343,525
  *Korn/Ferry International................................  33,148     647,380
   L-3 Communications Holdings, Inc........................ 100,470   9,358,781
   Lawson Products, Inc....................................   8,847     107,314
 #*Layne Christensen Co....................................  34,461     667,854
   LB Foster Co. Class A...................................   6,682     310,579
 #*LMI Aerospace, Inc......................................  14,655     270,971
   LS Starrett Co. (The) Class A...........................   4,097      42,691
   LSI Industries, Inc.....................................  27,715     226,154
  *Lydall, Inc.............................................  14,605     227,254
   Manpowergroup, Inc......................................  22,886   1,530,387
   Marten Transport, Ltd...................................  47,782     819,939
   Matson, Inc.............................................  62,316   1,764,789
   McGrath RentCorp........................................  17,552     600,981
  #Met-Pro Corp............................................   1,984      27,082
  *Metalico, Inc...........................................  27,024      39,185
  *Mfri, Inc...............................................   8,900      96,476
   Miller Industries, Inc..................................  20,099     333,442
  *Mobile Mini, Inc........................................  54,461   1,879,449
  *Moog, Inc. Class A......................................  35,339   1,987,465
   Mueller Industries, Inc.................................  15,456     848,380
   Mueller Water Products, Inc. Class A.................... 185,957   1,439,307
  *MYR Group, Inc..........................................  19,582     422,971
   National Presto Industries, Inc.........................     571      42,334
 #*National Technical Systems, Inc.........................  15,600     248,820
  *Navigant Consulting, Inc................................  12,297     165,026
  #NL Industries, Inc......................................  51,251     568,374
   NN, Inc.................................................  18,396     226,271
   Norfolk Southern Corp................................... 545,229  39,888,954
   Northrop Grumman Corp................................... 337,038  31,027,718
  *Northwest Pipe Co.......................................   8,801     262,270
  *Ocean Power Technologies, Inc...........................   8,400      13,188
  *On Assignment, Inc......................................  53,951   1,647,124
  *Orbital Sciences Corp...................................  39,656     735,222
 #*Orion Energy Systems, Inc...............................   1,043       3,588
  *Orion Marine Group, Inc.................................   2,915      36,642
  *Oshkosh Corp............................................  14,466     648,366

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
 Industrials -- (Continued)
   *Owens Corning.......................................... 149,300 $ 5,895,857
   *Pacer International, Inc...............................   3,140      19,437
    PAM Transportation Services, Inc.......................  19,428     232,553
    Pentair, Ltd........................................... 117,934   7,203,409
   *PGT, Inc...............................................     500       5,000
    Pike Electric Corp.....................................  26,092     318,583
   *Powell Industries, Inc.................................   7,529     370,427
   *PowerSecure International, Inc.........................  19,459     316,793
   #Providence and Worcester Railroad Co...................     850      14,790
   #Quad/Graphics, Inc.....................................   2,390      67,016
   #Quanex Building Products Corp..........................  25,243     429,636
   *Quanta Services, Inc................................... 168,307   4,512,311
   #Raytheon Co............................................  96,954   6,965,175
    RCM Technologies, Inc..................................  20,293     109,988
  #*Real Goods Solar, Inc. Class A.........................   2,471       5,906
    Regal-Beloit Corp......................................  16,070   1,039,408
   *Republic Airways Holdings, Inc.........................  58,536     803,699
    Republic Services, Inc................................. 429,755  14,572,992
    Resources Connection, Inc..............................  25,955     345,202
   *Roadrunner Transportation Systems, Inc.................     879      26,572
   *Rush Enterprises, Inc. Class A.........................  32,603     812,467
   *Rush Enterprises, Inc. Class B.........................  18,522     399,520
    Ryder System, Inc......................................  89,844   5,555,953
   *Saia, Inc..............................................   8,925     267,215
    Schawk, Inc............................................  44,631     615,015
    SIFCO Industries, Inc..................................   6,623     132,460
    SkyWest, Inc...........................................  46,706     706,195
    SL Industries, Inc.....................................     300       8,700
    Southwest Airlines Co.................................. 645,761   8,930,875
   *Sparton Corp...........................................   9,132     162,276
    SPX Corp...............................................  12,803     978,277
   *Standard Register Co. (The)............................   6,086      18,075
    Standex International Corp.............................  22,341   1,318,789
    Stanley Black & Decker, Inc............................ 154,919  13,109,246
    Steelcase, Inc. Class A................................  55,469     845,348
   *Sterling Construction Co., Inc.........................  19,761     194,053
   *Supreme Industries, Inc. Class A.......................   1,433       8,053
   #Sypris Solutions, Inc..................................   8,460      27,410
   #TAL International Group, Inc...........................  24,053     968,133
  #*Tecumseh Products Co. Class A..........................  12,600     144,648
   *Tecumseh Products Co. Class B..........................   1,400      15,582
   *Terex Corp.............................................  27,578     812,999
  #*Tetra Tech, Inc........................................  45,222   1,067,239
    Titan International, Inc...............................   3,248      55,996
  #*Titan Machinery, Inc...................................  12,683     242,119
  #*TRC Cos., Inc..........................................  28,708     238,276
   #Trinity Industries, Inc................................  91,907   3,618,379
    Triumph Group, Inc.....................................  57,456   4,507,998
   *Tufco Technologies, Inc................................     900       5,400
   *Tutor Perini Corp......................................  40,371     798,538
   #Twin Disc, Inc.........................................     900      22,482
    Tyco International, Ltd................................ 325,899  11,344,544
   *Ultralife Corp.........................................  10,710      37,271

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
 Industrials -- (Continued)
    UniFirst Corp.........................................  18,705 $  1,833,464
    Union Pacific Corp.................................... 444,064   70,424,110
    United Stationers, Inc................................  24,021      994,229
   #Universal Forest Products, Inc........................  31,800    1,311,750
    URS Corp..............................................  84,698    3,938,457
   *USA Truck, Inc........................................  15,105       93,802
    UTi Worldwide, Inc....................................  43,109      711,299
   *Versar, Inc...........................................   5,526       29,122
    Viad Corp.............................................  28,614      688,167
  #*Virco Manufacturing Corp..............................  12,601       30,494
    VSE Corp..............................................     305       13,200
    Waste Connections, Inc................................   2,800      121,128
   #Watts Water Technologies, Inc. Class A................  53,615    2,802,992
   #Werner Enterprises, Inc...............................  34,105      820,566
   *Wesco Aircraft Holdings, Inc..........................   6,228      121,882
  #*WESCO International, Inc..............................  11,687      885,641
  #*Willdan Group, Inc....................................   1,000        2,870
   *Willis Lease Finance Corp.............................   6,713       95,593
  #*XPO Logistics, Inc....................................  12,216      298,803
                                                                   ------------
 Total Industrials........................................          579,982,586
                                                                   ------------
 Information Technology -- (5.8%)
   *Accelrys, Inc.........................................  41,733      364,329
   *Active Network, Inc. (The)............................   5,247       44,757
    Activision Blizzard, Inc.............................. 982,162   17,659,273
   *Acxiom Corp...........................................   7,769      200,207
   *Advanced Energy Industries, Inc.......................  47,985    1,039,355
  #*Agilysys, Inc.........................................  16,899      195,859
   *Alpha & Omega Semiconductor, Ltd......................     419        3,205
   *Amtech Systems, Inc...................................   8,571       58,711
  #*ANADIGICS, Inc........................................  48,696      104,696
   *Anaren, Inc...........................................   9,602      224,783
    AOL, Inc.............................................. 105,592    3,890,009
   *ARRIS Group, Inc...................................... 140,787    2,117,437
   *Arrow Electronics, Inc................................ 182,170    8,316,061
    Astro-Med, Inc........................................   6,285       71,460
   *ATMI, Inc.............................................  31,034      771,195
   *Aviat Networks, Inc...................................  48,831      129,402
   *Avnet, Inc............................................ 139,400    5,251,198
    AVX Corp.............................................. 172,540    2,206,787
   #Aware, Inc............................................  14,326       70,770
   *AXT, Inc..............................................  20,506       57,417
   *Bankrate, Inc.........................................   4,453       79,842
   #Bel Fuse, Inc. Class A................................   4,174       65,010
    Bel Fuse, Inc. Class B................................  18,286      286,176
   *Benchmark Electronics, Inc............................  93,903    2,077,134
    Black Box Corp........................................  26,448      715,683
  #*Blucora, Inc..........................................  81,156    1,623,120
   *Brocade Communications Systems, Inc................... 461,513    3,073,677
    Brooks Automation, Inc................................  52,521      515,756
   *Bsquare Corp..........................................   4,065       11,341
   *BTU International, Inc................................   1,600        4,400
  #*CACI International, Inc. Class A......................  24,830    1,648,712

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
  *Calix, Inc............................................    16,027 $   187,195
 #*Cascade Microtech, Inc................................    24,071     168,738
  *Ceva, Inc.............................................     3,580      65,263
  *Checkpoint Systems, Inc...............................    25,190     433,268
  *CIBER, Inc............................................    85,855     312,512
   Cohu, Inc.............................................    41,410     488,638
   Communications Systems, Inc...........................    12,612     133,687
   Computer Sciences Corp................................   220,553  10,511,556
   Comtech Telecommunications Corp.......................    15,569     421,609
   Concurrent Computer Corp..............................    13,740     111,844
   Convergys Corp........................................   197,364   3,736,101
  *CoreLogic, Inc........................................    96,545   2,693,606
   Corning, Inc.......................................... 1,298,385  19,722,468
 #*Cray, Inc.............................................    12,866     298,105
  #CSP, Inc..............................................     2,414      21,074
   CTS Corp..............................................    66,936     940,451
 #*CyberOptics Corp......................................     9,134      54,713
  *Datalink Corp.........................................     1,412      18,384
  *Dataram Corp..........................................     1,257       3,909
  *Digi International, Inc...............................    32,389     321,623
  *Digital River, Inc....................................     3,308      56,203
  *Diodes, Inc...........................................     4,709     129,074
  *DSP Group, Inc........................................    46,713     348,012
  *Dynamics Research Corp................................    16,772      94,426
   EarthLink, Inc........................................    86,935     545,082
  *EchoStar Corp. Class A................................    23,551     941,098
  *Edgewater Technology, Inc.............................    13,603      83,658
   Electro Rent Corp.....................................    40,561     725,231
   Electro Scientific Industries, Inc....................    33,800     383,630
  *Electronics for Imaging, Inc..........................    58,110   1,745,043
 #*Emcore Corp...........................................     5,644      23,761
  *Emulex Corp...........................................    68,369     547,636
  *Entropic Communications, Inc..........................    18,783      83,209
   EPIQ Systems, Inc.....................................    23,453     305,124
   ePlus, Inc............................................     8,445     536,173
  *Euronet Worldwide, Inc................................    23,278     856,863
  *Exar Corp.............................................    51,341     667,946
  *Fabrinet..............................................     4,055      60,055
  *Fairchild Semiconductor International, Inc............   118,008   1,489,261
   Fidelity National Information Services, Inc...........   150,627   6,501,061
  *Finisar Corp..........................................    61,526   1,189,298
 #*First Solar, Inc......................................    28,266   1,391,818
   Frequency Electronics, Inc............................    16,953     180,210
  *Globecomm Systems, Inc................................    26,554     384,767
  *GSE Systems, Inc......................................    17,638      31,219
  *GSI Technology, Inc...................................     9,236      64,190
   Hackett Group, Inc. (The).............................    53,321     296,465
  *Harmonic, Inc.........................................    29,476     225,786
   Hewlett-Packard Co....................................   256,803   6,594,701
  *Hutchinson Technology, Inc............................    22,425      76,918
   IAC/InterActiveCorp...................................   125,298   6,341,332
 #*ID Systems, Inc.......................................    17,291      86,801
 #*Identive Group, Inc...................................    10,175       7,774

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

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
 Information Technology -- (Continued)
   *Imation Corp...........................................  28,996 $   135,701
   *Ingram Micro, Inc. Class A............................. 277,679   6,339,412
   *Insight Enterprises, Inc...............................  42,100     900,519
   *Integrated Device Technology, Inc...................... 177,893   1,602,816
   *Integrated Silicon Solution, Inc.......................  42,178     504,871
   *Intermec, Inc..........................................  15,705     155,951
   *Internap Network Services Corp.........................  32,386     263,946
  #*International Rectifier Corp...........................  79,000   1,904,690
   *Interphase Corp........................................   2,999      15,415
    Intersil Corp. Class A................................. 119,798   1,223,138
  #*Intevac, Inc...........................................   7,954      50,667
   *IntraLinks Holdings, Inc...............................   3,070      29,165
   *IntriCon Corp..........................................   2,835      10,971
  #*Itron, Inc.............................................  33,397   1,440,079
    IXYS Corp..............................................   3,055      34,338
   *Kemet Corp.............................................   2,700      11,772
  #*Key Tronic Corp........................................  17,623     199,845
    Keynote Systems, Inc...................................  17,699     352,741
   *Kulicke & Soffa Industries, Inc........................  71,688     836,599
   *KVH Industries, Inc....................................  35,149     491,735
   *Lattice Semiconductor Corp............................. 114,769     592,208
   #Lexmark International, Inc. Class A....................  33,976   1,273,760
   *Limelight Networks, Inc................................  18,463      44,311
   *LTX-Credence Corp......................................  29,465     157,932
   #ManTech International Corp. Class A....................  15,485     457,427
    Marchex, Inc. Class B..................................  32,883     200,586
   *Measurement Specialties, Inc...........................     251      12,495
    Mentor Graphics Corp...................................  35,620     731,279
    Methode Electronics, Inc...............................  79,272   1,497,448
   *Micron Technology, Inc................................. 758,908  10,055,531
    MKS Instruments, Inc...................................  61,200   1,659,744
   *ModusLink Global Solutions, Inc........................  68,955     214,450
    Molex, Inc.............................................  14,869     443,542
  #*Nanometrics, Inc.......................................  13,265     203,750
  #*Navarre Corp...........................................     336       1,045
   *NCI, Inc. Class A......................................     686       3,108
   *Newport Corp...........................................  64,756     948,675
   *Novatel Wireless, Inc..................................  21,413      90,791
   *Official Payments Holdings, Inc........................   2,151      15,380
  #*OmniVision Technologies, Inc...........................  37,132     603,766
   *Oplink Communications, Inc.............................  35,876     722,901
    Optical Cable Corp.....................................  10,793      46,410
   *PAR Technology Corp....................................  22,705      95,361
    Park Electrochemical Corp..............................   1,642      44,662
    PC Connection, Inc.....................................  39,267     665,968
    PC-Tel, Inc............................................  33,870     326,846
   *PCM, Inc...............................................  10,471     105,129
    Perceptron, Inc........................................   8,428      66,918
   *Performance Technologies, Inc..........................  24,790      34,086
   *Pericom Semiconductor Corp.............................  38,555     294,946
  #*Photronics, Inc........................................  76,775     587,329
  #*Planar Systems, Inc....................................   3,449       6,484
   *Plexus Corp............................................   4,655     162,785

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology - (Continued)
  *PMC - Sierra, Inc........................................ 146,588 $  968,214
  *Polycom, Inc.............................................  36,977    353,500
  *Qualstar Corp............................................  12,400     18,352
  *Radisys Corp.............................................   9,762     40,317
 #*Rambus, Inc..............................................   1,069     10,423
  *RealNetworks, Inc........................................  33,602    264,448
 #*Reis, Inc................................................  13,511    248,602
   RF Industries, Ltd.......................................   2,823     17,305
   Richardson Electronics, Ltd..............................  24,525    275,661
  *Rofin-Sinar Technologies, Inc............................   5,666    130,941
  *Rogers Corp..............................................   7,543    419,542
  *Rosetta Stone, Inc.......................................   1,466     23,954
  *Rovi Corp................................................  21,580    486,197
 #*Rudolph Technologies, Inc................................  47,996    592,751
   SAIC, Inc................................................  43,400    663,586
  *SanDisk Corp.............................................  13,097    721,907
  *Sanmina Corp.............................................  37,595    618,814
  *ScanSource, Inc..........................................  14,745    525,069
  *Seachange International, Inc.............................  39,044    459,938
  *ShoreTel, Inc............................................   3,200     12,448
 #*Sigma Designs, Inc.......................................  14,984     78,217
 #*Smith Micro Software, Inc................................     500        575
  *SMTC Corp................................................   1,200      2,280
 #*Sonus Networks, Inc......................................  33,110    113,236
  *Spansion, Inc. Class A...................................  34,727    409,779
  *SS&C Technologies Holdings, Inc..........................  25,793    922,874
 #*StarTek, Inc.............................................  27,060    144,230
  *STR Holdings, Inc........................................   1,100      2,937
 #*SunEdison, Inc........................................... 154,224  1,554,578
 #*SunPower Corp............................................  18,322    506,603
   Supertex, Inc............................................   9,488    255,037
  *support.com, Inc.........................................  25,400    128,270
  *Sykes Enterprises, Inc...................................  22,692    398,472
  *Symmetricom, Inc.........................................  87,926    451,940
  *SYNNEX Corp..............................................  55,900  2,768,168
  *Tech Data Corp...........................................  82,952  4,258,756
 #*TechTarget, Inc..........................................  23,106    124,541
 #*TeleCommunication Systems, Inc. Class A..................  58,307    157,429
  *Telenav, Inc.............................................   9,865     60,472
   Tellabs, Inc............................................. 241,591    541,164
 #*Teradyne, Inc............................................  26,789    441,751
  #Tessco Technologies, Inc.................................   8,689    278,396
   Tessera Technologies, Inc................................  48,635    976,104
  #TheStreet, Inc...........................................  35,273     70,899
 #*TriQuint Semiconductor, Inc..............................  46,657    372,789
   TSR, Inc.................................................     550      1,705
  *TTM Technologies, Inc....................................  62,635    578,747
   United Online, Inc....................................... 121,790    988,935
 #*Veeco Instruments, Inc...................................  11,600    403,216
  *Vicon Industries, Inc....................................   5,787     15,220
 #*Video Display Corp.......................................     600      2,286
  *Virtusa Corp.............................................  30,064    775,050
 #*Vishay Intertechnology, Inc.............................. 228,349  3,285,942

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
 #*Vishay Precision Group, Inc..........................     2,871 $     46,568
  *Westell Technologies, Inc. Class A...................    16,329       42,292
   Western Digital Corp.................................   212,781   13,698,841
 #*WPCS International, Inc..............................     1,265        3,770
   Xerox Corp........................................... 1,791,473   17,377,288
  *XO Group, Inc........................................     6,284       75,157
   Xyratex, Ltd.........................................    29,853      321,815
  *Yahoo!, Inc.......................................... 1,048,770   29,459,949
  *Zygo Corp............................................    18,005      282,138
                                                                   ------------
Total Information Technology............................            254,618,140
                                                                   ------------
Materials -- (3.2%)
   A Schulman, Inc......................................    32,960      883,328
  #Alcoa, Inc........................................... 1,145,369    9,105,684
  #Allegheny Technologies, Inc..........................    22,777      627,962
  *AM Castle & Co.......................................    38,646      657,755
  *American Pacific Corp................................     7,647      278,121
   Ashland, Inc.........................................   112,560    9,774,710
   Axiall Corp..........................................    26,423    1,164,726
   Bemis Co., Inc.......................................    24,092      992,349
   Boise, Inc...........................................    77,042      701,082
   Buckeye Technologies, Inc............................    37,613    1,399,956
   Cabot Corp...........................................    46,280    1,898,406
  *Century Aluminum Co..................................    37,122      311,454
  *Chemtura Corp........................................    49,368    1,103,868
  *Clearwater Paper Corp................................    16,822      822,932
  *Coeur d'Alene Mines Corp.............................   133,765    1,793,789
  #Commercial Metals Co.................................    85,208    1,319,872
  *Continental Materials Corp...........................       100        1,625
  *Core Molding Technologies, Inc.......................     2,988       27,579
   Cytec Industries, Inc................................    64,700    5,040,130
   Domtar Corp..........................................    30,917    2,149,041
   Dow Chemical Co. (The)...............................    14,000      490,560
  *Ferro Corp...........................................    42,247      275,873
   Freeport-McMoRan Copper & Gold, Inc..................    97,745    2,764,229
   Friedman Industries, Inc.............................    16,110      158,845
   FutureFuel Corp......................................     6,104       96,382
  *Graphic Packaging Holding Co.........................   154,000    1,324,400
 #*Headwaters, Inc......................................    23,663      223,142
  #Hecla Mining Co......................................   203,366      656,872
 #*Horsehead Holding Corp...............................    49,015      600,434
   Huntsman Corp........................................    50,242      905,361
   International Paper Co...............................   493,615   23,846,541
  #Kaiser Aluminum Corp.................................    27,181    1,773,560
   KapStone Paper and Packaging Corp....................    40,492    1,783,673
  *Kraton Performance Polymers, Inc.....................    13,935      282,880
 #*Landec Corp..........................................    37,056      559,175
  *Louisiana-Pacific Corp...............................   173,457    2,820,411
   LyondellBasell Industries NV Class A.................   121,873    8,373,894
   Materion Corp........................................    18,497      557,500
 #*McEwen Mining, Inc...................................    17,523       34,345
   MeadWestvaco Corp....................................   188,451    6,963,264
 #*Mercer International, Inc............................    21,725      150,337

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
   Minerals Technologies, Inc...........................    34,280 $  1,576,880
  *Mod-Pac Corp.........................................     1,501       12,496
   Myers Industries, Inc................................    64,720    1,260,098
   Neenah Paper, Inc....................................     7,684      304,056
  *Northern Technologies International Corp.............     3,035       38,969
  #Nucor Corp...........................................    83,945    3,926,947
  #Olin Corp............................................    62,261    1,519,168
  #Olympic Steel, Inc...................................     9,986      278,110
 #*OM Group, Inc........................................    42,299    1,305,770
  *Penford Corp.........................................    26,922      399,522
   PH Glatfelter Co.....................................    50,600    1,339,382
   PolyOne Corp.........................................     8,983      259,699
   Reliance Steel & Aluminum Co.........................    93,801    6,584,830
  *Resolute Forest Products, Inc........................     4,676       71,356
   Rock Tenn Co. Class A................................    26,305    3,007,977
 #*RTI International Metals, Inc........................    50,032    1,533,481
  #Schnitzer Steel Industries, Inc. Class A.............    21,397      549,047
   Sealed Air Corp......................................    46,499    1,266,633
   Sensient Technologies Corp...........................    38,101    1,676,825
   Steel Dynamics, Inc..................................    94,919    1,476,940
 #*Stillwater Mining Co.................................    90,700    1,097,470
  *SunCoke Energy, Inc..................................    62,210      982,918
   Synalloy Corp........................................     5,144       85,236
 #*Texas Industries, Inc................................    33,762    2,097,971
   Tredegar Corp........................................    40,177    1,205,712
  #United States Steel Corp.............................     9,198      159,585
 #*Universal Stainless & Alloy Products, Inc............     9,093      234,599
   Vulcan Materials Co..................................    58,246    2,748,046
  #Wausau Paper Corp....................................    14,684      167,251
   Westlake Chemical Corp...............................    79,076    8,225,486
   Worthington Industries, Inc..........................    47,320    1,692,636
 #*Zoltek Cos., Inc.....................................    34,022      473,926
                                                                   ------------
Total Materials.........................................            142,255,069
                                                                   ------------
Other -- (0.0%)
 o*Gerber Scientific, Inc. Escrow Shares................    47,409           --
 o*Petrocorp, Inc. Escrow Shares........................       900           54
 o*Price Communications Liquidation Trust...............    47,738           --
                                                                   ------------
Total Other.............................................                     54
                                                                   ------------
Telecommunication Services -- (4.7%)
   AT&T, Inc............................................ 4,065,906  143,404,505
   Atlantic Tele-Network, Inc...........................        84        4,284
  *Cbeyond, Inc.........................................    16,374      138,688
  #CenturyLink, Inc.....................................   536,163   19,221,444
  #Frontier Communications Corp.........................   696,949    3,038,698
  *General Communication, Inc. Class A..................    44,167      390,878
 #*Leap Wireless International, Inc.....................     8,393      139,995
   Lumos Networks Corp..................................       500        9,475
 #*ORBCOMM, Inc.........................................    44,499      214,485
  *Premiere Global Services, Inc........................     2,000       22,000
   Shenandoah Telecommunications Co.....................     3,026       58,311

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES        VALUE+
                                                       ---------- --------------
Telecommunication Services -- (Continued)
  *Sprint Corp........................................    950,126 $    5,662,750
   T-Mobile US, Inc...................................    113,786      2,743,380
   Telephone & Data Systems, Inc......................    154,629      4,099,215
   United States Cellular Corp........................     33,568      1,332,985
   USA Mobility, Inc..................................     12,522        195,594
   Verizon Communications, Inc........................    547,535     27,092,032
  *Vonage Holdings Corp...............................     85,934        276,707
                                                                  --------------
Total Telecommunication Services......................               208,045,426
                                                                  --------------
Utilities -- (0.4%)
  *Calpine Corp.......................................     62,921      1,259,049
  #Consolidated Water Co., Ltd........................      6,029         71,504
 #*Dynegy, Inc........................................        525         10,941
  #Genie Energy, Ltd. Class B.........................      5,000         51,550
   NRG Energy, Inc....................................    419,077     11,239,645
  #Ormat Technologies, Inc............................     20,134        463,686
   SJW Corp...........................................      6,569        183,209
   UGI Corp...........................................     52,659      2,211,152
                                                                  --------------
Total Utilities.......................................                15,490,736
                                                                  --------------
TOTAL COMMON STOCKS...................................             4,149,365,938
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
 o*CVR Energy, Inc. Contingent Value Rights...........     44,674             --
                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves......... 15,027,593     15,027,593
                                                                  --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                       ----------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@ DFA Short Term Investment Fund................... 19,833,188    229,469,985
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,807,950,011)^^                                         $4,393,863,516
                                                                  ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary....... $  792,077,932           --   --    $  792,077,932
   Consumer Staples.............    309,575,455           --   --       309,575,455
   Energy.......................    638,994,895           --   --       638,994,895
   Financials...................    794,956,378 $      6,576   --       794,962,954
   Health Care..................    413,322,632       40,059   --       413,362,691
   Industrials..................    579,968,700       13,886   --       579,982,586
   Information Technology.......    254,618,140           --   --       254,618,140
   Materials....................    142,255,069           --   --       142,255,069
   Other........................             --           54   --                54
   Telecommunication Services...    208,045,426           --   --       208,045,426
   Utilities....................     15,490,736           --   --        15,490,736
Rights/Warrants.................             --           --   --                --
Temporary Cash Investments......     15,027,593           --   --        15,027,593
Securities Lending Collateral...             --  229,469,985   --       229,469,985
                                 -------------- ------------   --    --------------
TOTAL........................... $4,164,332,956 $229,530,560   --    $4,393,863,516
                                 ============== ============   ==    ==============

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited)
July 31, 2013
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $ Fair Value $
--------------------                                         ----  -------- ------------- ------------
CORPORATE BONDS - 3.0%
(r)Bank of New York Mellon.................................. 0.55% 01/31/14   36,174,000   36,214,406
(r)Coca-Cola Co............................................. 0.22% 03/14/14   58,830,000   58,839,707
(r)General Electric Capital Corp............................ 1.12% 01/07/14   22,835,000   22,918,256
General Electric Capital Corp............................... 2.10% 01/07/14   19,250,000   19,399,361
(r)General Electric Capital Corp............................ 0.90% 04/07/14   34,000,000   34,143,174
(r)Mellon Funding Corp...................................... 0.43% 05/15/14    5,600,000    5,604,771
(r)Toyota Motor Credit Corp................................. 0.67% 01/17/14    4,750,000    4,758,251
(r)Toyota Motor Credit Corp................................. 0.26% 06/11/14  150,000,000  149,975,250
(r)Toyota Motor Credit Corp................................. 0.27% 07/14/14  125,000,000  124,977,625
(r)Toyota Motor Credit Corp................................. 0.27% 07/14/14   45,000,000   44,991,945
                                                                             -----------  -----------
TOTAL CORPORATE BONDS (Cost $501,910,678)...................                 501,439,000  501,822,746
                                                                             -----------  -----------
YANKEE BONDS - 3.9%
(r)Commonwealth Bank of Australia........................... 1.00% 03/17/14   47,845,000   48,047,337
(y)International Bank for Reconstruction & Development...... 0.06% 08/06/13  200,000,000  199,999,399
(r)National Australia Bank Ltd.............................. 1.04% 12/10/13    5,000,000    5,013,875
(r)National Australia Bank Ltd.............................. 0.99% 04/11/14    6,100,000    6,129,420
NRW Bank AG................................................. 1.63% 01/17/14  100,000,000  100,524,000
Rabobank Nederland NV NY.................................... 1.85% 01/10/14   18,000,000   18,114,354
(r)Rabobank Nederland NV NY................................. 0.62% 04/14/14    8,929,000    8,950,760
(r)Rabobank Nederland NV NY................................. 0.35% 07/11/14   75,000,000   74,986,425
(r)Royal Bank of Canada NY.................................. 0.50% 12/20/13   50,000,000   50,047,750
Royal Bank of Canada NY..................................... 1.13% 01/15/14   13,100,000   13,144,514
(r)Toronto Dominion Bank NY................................. 0.57% 07/14/14   42,000,000   42,117,936
(r)Total Capital Canada Ltd................................. 0.65% 01/17/14   27,001,000   27,043,230
(r)Westpac Banking Corp..................................... 1.01% 12/09/13   10,000,000   10,023,590
(r)Westpac Banking Corp..................................... 1.01% 03/31/14   47,100,000   47,308,465
                                                                             -----------  -----------
TOTAL YANKEE BONDS (Cost $651,641,872)......................                 650,075,000  651,451,055
                                                                             -----------  -----------
COMMERCIAL PAPER - 61.8%
(y)++ANZ National International Ltd......................... 0.21% 08/07/13   50,000,000   49,999,500
(y)++ANZ National International Ltd......................... 0.20% 09/09/13  100,000,000   99,989,000
(y)++ASB Finance Ltd. London................................ 0.24% 08/21/13   34,950,000   34,946,855
(y)++ASB Finance Ltd. London................................ 0.24% 10/30/13   41,400,000   41,378,886
(y)++Australia & New Zealand Banking Group.................. 0.17% 08/02/13   18,700,000   18,700,000
(y)++Australia & New Zealand Banking Group.................. 0.19% 08/15/13  130,000,000  129,994,800
(y)++Australia & New Zealand Banking Group.................. 0.23% 09/05/13   15,000,000   14,998,650
(y)++Australia & New Zealand Banking Group.................. 0.16% 09/10/13   50,000,000   49,994,500
(y)++Australia & New Zealand Banking Group.................. 0.22% 09/12/13   65,000,000   64,992,200
(y)++Australia & New Zealand Banking Group.................. 0.20% 12/02/13   12,600,000   12,594,708
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.22% 08/15/13   50,000,000   49,998,000
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.20% 08/19/13   54,000,000   53,996,760
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.22% 09/03/13   50,000,000   49,993,500
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.20% 09/06/13   25,000,000   24,996,500
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.19% 09/12/13   79,800,000   79,786,434
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.15% 10/02/13   45,000,000   44,986,950
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.19% 11/12/13   50,000,000   49,968,500
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.21% 12/09/13   40,000,000   39,962,800
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.23% 12/20/13   25,000,000   24,973,500
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.21% 01/15/14   40,000,000   39,943,200
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.22% 01/16/14   50,000,000   49,928,500
(y)++Caisse des Depots et Consignations..................... 0.20% 08/08/13  125,000,000  124,997,500
(y)++Caisse des Depots et Consignations..................... 0.23% 10/15/13  150,000,000  149,935,500
(y)++Caisse des Depots et Consignations..................... 0.22% 12/04/13   12,000,000   11,989,800
(y)++Caisse des Depots et Consignations..................... 0.24% 01/16/14  150,000,000  149,785,500
(y)++Caisse des Depots et Consignations..................... 0.25% 02/25/14   75,000,000   74,835,750
(y)++Coca-Cola Co........................................... 0.18% 08/15/13   26,300,000   26,299,474
(y)++Coca-Cola Co........................................... 0.18% 09/05/13   19,625,000   19,624,215
(y)++Coca-Cola Co........................................... 0.11% 09/11/13   13,900,000   13,899,305
(y)++Coca-Cola Co........................................... 0.11% 09/12/13   75,000,000   74,996,250
(y)++Coca-Cola Co........................................... 0.15% 09/17/13   11,600,000   11,599,304
(y)++Coca-Cola Co........................................... 0.13% 09/24/13   75,000,000   74,994,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
July 31, 2013
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $ Fair Value $
--------------------                                         ----  -------- ------------- ------------
COMMERCIAL PAPER - 61.8% (CONTINUED)
(y)++Coca-Cola Co........................................... 0.08% 10/18/13   15,900,000   15,897,297
(y)++Coca-Cola Co........................................... 0.15% 10/22/13   23,000,000   22,995,630
(y)++Coca-Cola Co........................................... 0.17% 12/19/13   25,000,000   24,987,000
(y)++Coca-Cola Co........................................... 0.17% 12/20/13   40,089,000   40,067,753
(y)++Coca-Cola Co........................................... 0.18% 01/22/14   40,000,000   39,969,600
(y)++Coca-Cola Co........................................... 0.21% 02/07/14   42,000,000   41,962,620
(y)++Commonwealth Bank of Australia......................... 0.22% 09/11/13   50,000,000   49,995,000
(y)++Commonwealth Bank of Australia......................... 0.23% 10/22/13  115,000,000  114,966,650
(y)++Commonwealth Bank of Australia......................... 0.21% 11/20/13   50,000,000   49,977,500
(y)++Commonwealth Bank of Australia......................... 0.21% 12/05/13  125,000,000  124,932,500
(y)++CPPIB Capital, Inc..................................... 0.15% 08/08/13   25,000,000   24,999,500
(y)++CPPIB Capital, Inc..................................... 0.15% 08/15/13   62,300,000   62,297,508
(y)++CPPIB Capital, Inc..................................... 0.19% 08/22/13   50,000,000   49,996,500
(y)++CPPIB Capital, Inc..................................... 0.15% 08/23/13   70,000,000   69,994,400
(y)++CPPIB Capital, Inc..................................... 0.19% 09/11/13   30,000,000   29,994,300
(y)++CPPIB Capital, Inc..................................... 0.15% 10/16/13   50,000,000   49,979,500
(y)++CPPIB Capital, Inc..................................... 0.15% 10/18/13   50,000,000   49,979,000
(y)++CPPIB Capital, Inc..................................... 0.19% 10/23/13  100,000,000   99,954,000
(y)++CPPIB Capital, Inc..................................... 0.20% 10/28/13   55,000,000   54,973,050
(y)++CPPIB Capital, Inc..................................... 0.17% 01/22/14   20,000,000   19,976,800
(y)++DBS Bank Ltd........................................... 0.22% 08/08/13   49,600,000   49,599,504
(y)++DBS Bank Ltd........................................... 0.25% 08/26/13   50,000,000   49,996,000
(y)++DBS Bank Ltd........................................... 0.23% 09/16/13   35,000,000   34,994,400
(y)++DBS Bank Ltd........................................... 0.25% 09/17/13   73,150,000   73,138,296
(y)++DBS Bank Ltd........................................... 0.25% 10/04/13   50,000,000   49,988,000
(y)++DBS Bank Ltd........................................... 0.25% 12/02/13   75,000,000   74,947,500
(y)++DBS Bank Ltd........................................... 0.24% 12/12/13  110,000,000  109,914,200
(y)++DBS Bank Ltd........................................... 0.24% 01/22/14   40,000,000   39,939,200
(y)++DBS Bank Ltd........................................... 0.25% 01/23/14   10,000,000    9,984,600
(y)++DBS Bank Ltd........................................... 0.24% 02/10/14   20,000,000   19,962,400
(y)European Investment Bank................................. 0.07% 08/13/13  150,000,000  149,998,500
(y)European Investment Bank................................. 0.13% 10/23/13  100,000,000   99,988,000
(y)Export Development Canada................................ 0.13% 08/28/13   50,000,000   49,998,500
(y)General Electric Capital Corp............................ 0.18% 08/22/13  150,000,000  149,992,500
(y)General Electric Capital Corp............................ 0.24% 09/10/13  100,000,000   99,989,000
(y)General Electric Capital Corp............................ 0.18% 09/16/13  100,000,000   99,987,000
(y)General Electric Capital Corp............................ 0.21% 12/04/13   60,000,000   59,964,600
(y)General Electric Capital Corp............................ 0.22% 12/12/13  125,000,000  124,915,000
(y)JPMorgan Chase & Co...................................... 0.16% 08/12/13   98,500,000   98,499,015
(y)JPMorgan Chase & Co...................................... 0.16% 08/13/13   25,000,000   24,999,750
(y)Kingdom of Denmark....................................... 0.07% 09/26/13    7,000,000    6,998,880
(y)++Koch Resources LLC..................................... 0.05% 08/06/13  100,000,000   99,999,000
(y)++Koch Resources LLC..................................... 0.06% 08/19/13  150,000,000  149,991,000
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.19% 08/15/13   50,000,000   49,998,000
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.19% 08/29/13   62,000,000   61,995,660
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.17% 09/05/13   40,000,000   39,996,000
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.18% 09/06/13   22,000,000   21,997,800
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.17% 09/13/13   25,000,000   24,996,750
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.14% 11/12/13   15,000,000   14,993,400
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.16% 11/15/13   53,750,000   53,724,738
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.14% 11/19/13   49,100,000   49,075,450
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.16% 11/20/13  183,725,000  183,633,138
(y)++National Australia Funding............................. 0.24% 08/05/13   35,050,000   35,049,650
(y)++National Australia Funding............................. 0.19% 08/27/13  100,000,000   99,991,000
(y)++National Australia Funding............................. 0.20% 09/03/13   75,000,000   74,991,000
(y)++National Australia Funding............................. 0.17% 09/04/13   14,500,000   14,498,260
(y)++National Australia Funding............................. 0.15% 09/09/13   50,000,000   49,993,000
(y)++National Australia Funding............................. 0.21% 10/07/13   50,000,000   49,986,500
(y)++National Australia Funding............................. 0.19% 10/15/13  100,000,000   99,969,000
(y)++National Australia Funding............................. 0.21% 11/06/13   50,000,000   49,979,000
(y)++National Australia Funding............................. 0.22% 12/04/13   50,000,000   49,971,500

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
July 31, 2013
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $ Fair Value $
--------------------                                         ----  -------- ------------- ------------
COMMERCIAL PAPER - 61.8% (CONTINUED)
(y)++Nestle Capital Corp.................................... 0.17% 08/13/13   81,500,000   81,499,185
(y)++Nestle Capital Corp.................................... 0.12% 09/18/13    7,683,000    7,682,539
(y)++Nestle Capital Corp.................................... 0.11% 10/16/13   30,000,000   29,995,200
(y)Nestle Finance International Ltd......................... 0.18% 08/05/13   75,000,000   75,000,000
(y)Nestle Finance International Ltd......................... 0.09% 08/07/13   70,185,000   70,184,298
(y)Nestle Finance International Ltd......................... 0.19% 09/04/13   40,000,000   39,997,600
(y)++NetJets, Inc........................................... 0.04% 08/05/13   18,000,000   17,999,820
(y)++Nordea North America, Inc.............................. 0.17% 08/01/13   50,000,000   50,000,000
(y)++Nordea North America, Inc.............................. 0.20% 08/09/13   50,000,000   49,999,000
(y)++Nordea North America, Inc.............................. 0.23% 08/15/13  100,000,000   99,996,000
(y)++Nordea North America, Inc.............................. 0.23% 08/21/13   60,000,000   59,996,400
(y)++Nordea North America, Inc.............................. 0.19% 08/22/13   50,000,000   49,997,000
(y)++Nordea North America, Inc.............................. 0.23% 08/23/13   30,000,000   29,997,900
(y)++Nordea North America, Inc.............................. 0.22% 09/12/13   50,000,000   49,993,500
(y)++NRW Bank AG............................................ 0.11% 08/16/13   75,000,000   74,996,250
(y)++NRW Bank AG............................................ 0.14% 08/26/13   50,000,000   49,995,000
(y)++NRW Bank AG............................................ 0.19% 08/27/13  180,000,000  179,980,200
(y)++NRW Bank AG............................................ 0.13% 09/09/13   65,000,000   64,988,950
(y)++NRW Bank AG............................................ 0.14% 09/18/13   35,000,000   34,992,300
(y)++NRW Bank AG............................................ 0.13% 09/23/13   11,600,000   11,597,216
(y)Oesterreich Kontrollbank AG.............................. 0.19% 08/14/13  142,680,000  142,674,293
(y)Oesterreich Kontrollbank AG.............................. 0.20% 09/30/13  142,380,000  142,341,557
(y)Oesterreich Kontrollbank AG.............................. 0.14% 10/25/13   25,000,000   24,988,250
(y)++Old Line Funding LLC................................... 0.17% 08/26/13   60,040,000   60,037,598
(y)++Parker Hannifin Corp................................... 0.10% 08/12/13   44,500,000   44,498,220
(y)++Parker Hannifin Corp................................... 0.09% 09/12/13   41,500,000   41,491,700
(y)++Province of Quebec..................................... 0.12% 08/14/13   50,000,000   49,997,000
(y)++Province of Quebec..................................... 0.14% 08/22/13    9,700,000    9,699,030
(y)++Province of Quebec..................................... 0.15% 08/27/13  100,000,000   99,987,000
(y)++Province of Quebec..................................... 0.15% 08/29/13  100,000,000   99,986,000
(y)++Province of Quebec..................................... 0.15% 09/11/13  100,000,000   99,978,000
(y)++Province of Quebec..................................... 0.15% 09/19/13  100,000,000   99,974,000
(y)++Province of Quebec..................................... 0.11% 10/16/13   33,645,000   33,630,869
(y)Queensland Treasury Corp................................. 0.21% 08/05/13  100,000,000  100,000,000
(y)Rabobank USA Financial Corp.............................. 0.23% 11/06/13   30,000,000   29,988,000
(y)Rabobank USA Financial Corp.............................. 0.25% 12/12/13   37,000,000   36,977,430
(y)Rabobank USA Financial Corp.............................. 0.25% 12/16/13  100,000,000   99,936,000
(y)++Roche Holdings, Inc.................................... 0.06% 08/16/13   25,000,000   24,999,500
(y)++Rockwell Collins, Inc.................................. 0.09% 08/14/13   45,000,000   44,997,750
(y)++Sanofi-Aventis......................................... 0.11% 09/16/13   35,000,000   34,996,150
(y)++Sanofi-Aventis......................................... 0.08% 09/18/13   50,000,000   49,994,000
(y)++Sanofi-Aventis......................................... 0.12% 09/27/13   70,000,000   69,988,100
(y)++Standard Chartered Bank PLC............................ 0.18% 08/02/13   50,000,000   50,000,000
(y)++Standard Chartered Bank PLC............................ 0.18% 08/05/13   45,000,000   44,999,550
(y)++Standard Chartered Bank PLC............................ 0.18% 08/06/13  100,000,000   99,999,000
(y)++Standard Chartered Bank PLC............................ 0.18% 08/14/13   25,000,000   24,999,250
(y)++Standard Chartered Bank PLC............................ 0.18% 08/20/13   50,000,000   49,997,000
(y)++Standard Chartered Bank PLC............................ 0.18% 08/27/13   45,000,000   44,995,950
(y)++Standard Chartered Bank PLC............................ 0.17% 09/04/13   53,000,000   52,993,110
(y)++Standard Chartered Bank PLC............................ 0.17% 09/10/13   50,000,000   49,992,500
(y)++Standard Chartered Bank PLC............................ 0.17% 09/17/13   50,000,000   49,991,000
(y)++Svenska Handelsbanken, Inc............................. 0.25% 09/10/13   90,000,000   89,986,500
(y)++Svenska Handelsbanken, Inc............................. 0.25% 09/18/13   65,000,000   64,988,300
(y)++Svenska Handelsbanken, Inc............................. 0.25% 10/02/13   50,000,000   49,986,500
(y)++Svenska Handelsbanken, Inc............................. 0.24% 10/21/13   65,000,000   64,973,350
(y)++Svenska Handelsbanken, Inc............................. 0.23% 10/22/13   15,000,000   14,993,700
(y)++Svenska Handelsbanken, Inc............................. 0.23% 11/01/13   75,000,000   74,963,250
(y)Swedish Export Credit Corp............................... 0.12% 08/13/13  250,000,000  249,992,500
(y)Swedish Export Credit Corp............................... 0.15% 09/20/13   88,335,000   88,316,450
(y)++Toronto Dominion Holdings.............................. 0.16% 09/12/13   75,000,000   74,994,000
(y)++Toronto Dominion Holdings.............................. 0.18% 12/12/13   50,000,000   49,971,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
July 31, 2013
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $   Fair Value $
--------------------                                         ----  -------- -------------- --------------
COMMERCIAL PAPER - 61.8% (CONTINUED)
(y)++Total Capital SA....................................... 0.05% 08/01/13    350,000,000    349,999,999
(y)++Total Capital SA....................................... 0.05% 08/02/13     50,000,000     50,000,000
(y)++Total Capital SA....................................... 0.04% 08/05/13     85,000,000     84,999,150
(y)Toyota Motor Credit Corp................................. 0.15% 08/06/13    100,000,000     99,999,000
(y)Toyota Motor Credit Corp................................. 0.14% 10/15/13     60,000,000     59,982,000
(y)Wells Fargo & Co......................................... 0.13% 08/22/13    120,000,000    119,989,200
(y)++Westpac Banking Corp................................... 0.32% 09/04/13     50,000,000     49,993,000
                                                                            -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $10,225,434,048)...............                10,228,287,000 10,225,745,204
                                                                            -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 8.4%
Nordea Bank Finland NY...................................... 0.22% 12/06/13     50,000,000     50,000,000
Nordea Bank Finland NY...................................... 0.24% 01/28/14     50,000,000     49,992,500
(r)Rabobank Nederland NV NY................................. 0.62% 01/17/14     39,000,000     39,072,072
(r)Rabobank Nederland NV NY................................. 0.31% 07/10/14    100,000,000     99,968,000
(r)Rabobank Nederland NV NY................................. 0.30% 07/23/14    100,000,000     99,989,000
(r)Royal Bank of Canada NY.................................. 0.32% 08/30/13    100,000,000    100,021,000
(r)Royal Bank of Canada NY.................................. 0.27% 04/15/14    100,000,000     99,985,900
(r)Royal Bank of Canada NY.................................. 0.31% 04/17/14    100,000,000    100,014,000
(r)Royal Bank of Canada NY.................................. 0.30% 04/29/14    150,000,000    150,012,000
(r)Svenska Handelsbanken, Inc............................... 0.82% 09/25/13    110,705,000    110,843,381
Svenska Handelsbanken, Inc.................................. 0.25% 10/18/13    100,000,000    100,010,000
(r)Toronto Dominion Bank NY................................. 0.27% 09/13/13    200,000,000    200,054,000
(r)Toronto Dominion Bank NY................................. 0.25% 04/25/14     95,000,000     95,007,600
(r)Toronto Dominion Bank NY................................. 0.24% 06/17/14    100,000,000     99,982,800
                                                                            -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,394,860,211)..                 1,394,705,000  1,394,952,253
                                                                            -------------- --------------
U.S. GOVERNMENT AGENCY BACKED SECURITIES - 4.1%
(y)Federal Home Loan Bank................................... 0.02% 08/16/13     50,000,000     49,999,600
(y)Federal Home Loan Bank................................... 0.07% 09/06/13    100,000,000     99,998,000
(y)Federal Home Loan Bank................................... 0.08% 09/13/13    100,000,000     99,997,600
(y)Federal Home Loan Bank................................... 0.04% 09/20/13     73,000,000     72,997,956
(y)Federal Home Loan Bank................................... 0.04% 09/25/13    100,000,000     99,996,900
(y)Federal Home Loan Bank................................... 0.04% 09/27/13     50,000,000     49,998,400
(y)Federal Home Loan Bank................................... 0.04% 10/04/13     41,600,000     41,597,795
(y)Federal Home Loan Mortgage Corp.......................... 0.06% 08/09/13     15,000,000     14,999,940
(y)Federal National Mortgage Assoc.......................... 0.06% 08/07/13     20,000,000     19,999,940
(y)Federal National Mortgage Assoc.......................... 0.06% 08/19/13     79,527,000     79,526,204
(y)Federal National Mortgage Assoc.......................... 0.07% 08/21/13     25,220,000     25,219,723
(y)Federal National Mortgage Assoc.......................... 0.09% 09/11/13     25,000,000     24,999,425
                                                                            -------------- --------------
TOTAL U.S. GOVERNMENT AGENCY BACKED SECURITIES (Cost
  $679,307,508).............................................                   679,347,000    679,331,483
                                                                            -------------- --------------
REPURCHASE AGREEMENTS - 18.8%
Bank of America (Purchased on 07/31/13, Proceeds at
  maturity $75,000,125 collateralized by U.S. Treasury
  Security, 1.88%, 06/30/20, market value $76,500,022)...... 0.06% 08/01/13     75,000,000     75,000,000
Barclays Capital Group LLC (Purchased on 07/31/13, Proceeds
  at maturity $540,001,050 collateralized by U.S. Treasury
  Securities, 1.00% - 1.75%, 07/31/15 - 10/31/16, market
  value $550,800,101)....................................... 0.07% 08/01/13    540,000,000    540,000,000
Deutsche Bank (Purchased on 07/31/13, Proceeds at maturity
  $500,001,111 collateralized by U.S. Treasury Securities,
  0.00% - 4.25%, 10/10/13 - 02/15/23, market value
  $510,000,012)............................................. 0.08% 08/01/13    500,000,000    500,000,000
Deutsche Bank (Purchased on 07/31/13, Proceeds at maturity
  $300,000,750 collateralized by U.S. Government Agency
  Backed Securities, 0.00% - 5.50%, 08/07/13 - 08/22/19,
  market value $306,000,811)................................ 0.09% 08/01/13    300,000,000    300,000,000
Goldman Sachs & Co. (Purchased on 07/31/13, Proceeds at
  maturity $400,000,889 collateralized by U.S. Government
  Agency Backed Securities, 2.00% - 13.00%, 10/15/13 -
  07/15/43, market value $408,000,000)...................... 0.08% 08/01/13    400,000,000    400,000,000
HSBC (Purchased on 07/31/13, Proceeds at maturity
  $400,000,778 collateralized by U.S. Treasury Securities,
  0.25% - 8.13%, 11/30/13 - 11/15/22, market value
  $408,001,984)............................................. 0.07% 08/01/13    400,000,000    400,000,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (concluded)
July 31, 2013
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $  Fair Value $
--------------------                                         ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 18.8% (CONTINUED)
JPMorgan Chase Bank (Purchased on 07/31/13, Proceeds at
  maturity $400,000,778 collateralized by U.S. Government
  Agency Backed Securities, 0.00% - 8.95%, 08/15/13 -
  05/15/23, market value $408,001,587)...................... 0.07% 08/01/13   400,000,000     400,000,000
The Toronto Dominion Bank NY (Purchased on 07/31/13,
  Proceeds at maturity $500,000,833 collateralized by U.S.
  Government Agency Backed Securities and U.S. Treasury
  Securities, 0.00% - 6.25%, 08/01/13 - 12/15/42, market
  value $510,000,098)....................................... 0.06% 08/01/13   500,000,000     500,000,000
                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,115,000,000)...........                3,115,000,000   3,115,000,000
                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost 16,568,154,317) - 100.0%............                              $16,568,302,741
                                                                                          ===============

LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company
AG--Aktiengesellschaft (German & Swiss stock corporation)

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at July 31, 2013 was $7,371,513,237 which represented 44.5% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of 07/31/13.
(y)The rate shown is the effective yield.

                     See Notes to Schedule of Investments.

Summary of inputs used to value the Fund's investments as of July 31, 2013 is as follows (See Security Valuation Note):

                                                LEVEL 1        LEVEL 2         LEVEL 3
                                             INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                               SECURITIES     SECURITIES      SECURITIES
                                             -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds..........................    $    --     $   501,822,746    $    --
   Yankee Bonds.............................         --         651,451,055         --
   Commercial Paper.........................         --      10,225,745,204         --
   Yankee Certificates of Deposit...........         --       1,394,952,253         --
   U.S. Government Agency Backed Securities.         --         679,331,483         --
   Repurchase Agreements....................         --       3,115,000,000         --
                                                -------     ---------------    -------
Total Investments...........................    $    --     $16,568,302,741    $    --
                                                =======     ===============    =======

                     See Notes to Schedule of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2013, the Trust consisted of eleven operational portfolios, ten (collectively, the "Series") and one, The DFA Short Term Investment Fund (the "Fund"), which are included in this document.

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' and the Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series and the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' or the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

3. Interest Rate and Credit Risks: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

FEDERAL TAX COST

At July 31, 2013, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series.................................. $9,444,212,437
The DFA International Value Series...............................  7,487,869,023
The Japanese Small Company Series................................  2,303,002,094
The Asia Pacific Small Company Series............................  1,404,034,207
The United Kingdom Small Company Series..........................  1,306,310,513
The Continental Small Company Series.............................  2,802,559,598

The Canadian Small Company Series................................    994,826,536
The Emerging Markets Series......................................  2,753,379,772
The Emerging Markets Small Cap Series............................  3,881,551,187
The Tax-Managed U.S. Marketwide Value Series.....................  2,808,906,737
The DFA Short Term Investment Fund............................... 16,568,154,317

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date:  September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date:  September 23, 2013

By:  /s/ David R. Martin
     -----------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date:  September 23, 2013